Filed on: April 30, 2018	File No. 333-41180 File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	27	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	67	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
(785) 438-3000
Name of Agent for Service for Process:

Chris Swickard, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2018, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2018, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2018

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC.

V6917	32-69179-00 2018/05/01

SECUREDESIGNS® VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non‑tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company , called the Variable Annuity Account XIV (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•  AB VPS Dynamic Asset Allocation
•  AB VPS Small/Mid Cap Value
•  American Century VP Ultra®
•  American Century VP Value
•  American Funds IS® Asset Allocation
•  American Funds IS® Global Bond
•  American Funds IS® Global Growth
•  American Funds IS® Growth-Income
•  American Funds IS® International
•  American Funds IS® New World
•  BlackRock Equity Dividend V.I.
•  BlackRock Global Allocation V.I.
•  BlackRock High Yield V.I.
•  ClearBridge Variable Aggressive Growth
•  ClearBridge Variable Small Cap Growth
•  Dreyfus IP MidCap Stock
•  Dreyfus IP Small Cap Stock Index
•  Dreyfus IP Technology Growth
•  Dreyfus VIF Appreciation
•  Dreyfus VIF International Value
•  Fidelity® VIP Equity-Income
•  Fidelity® VIP Growth & Income
•  Fidelity® VIP Growth Opportunities
•  Fidelity® VIP High Income
•  Fidelity® VIP Overseas
•  Franklin Founding Funds Allocation VIP Fund
•  Franklin Income VIP Fund
•  Franklin Mutual Global Discovery VIP Fund
•  Franklin Small Cap Value VIP Fund
•  Franklin Strategic Income VIP Fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or deter-mined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2018

V6917	Protected by U.S. Patent No. 7,251,623 B1.	32-69179-00 2018/X/X

•  Guggenheim VIF All Cap Value
•  Guggenheim VIF Alpha Opportunity
•  Guggenheim VIF Floating Rate Strategies
•  Guggenheim VIF Global Managed Futures Strategy
•  Guggenheim VIF High Yield
•  Guggenheim VIF Large Cap Value
•  Guggenheim VIF Long Short Equity
•  Guggenheim VIF Managed Asset Allocation
•  Guggenheim VIF Mid Cap Value
•  Guggenheim VIF Multi‑Hedge Strategies
•  Guggenheim VIF Small Cap Value
•  Guggenheim VIF StylePlus Large Core
•  Guggenheim VIF StylePlus Large Growth
•  Guggenheim VIF StylePlus Mid Growth
•  Guggenheim VIF StylePlus Small Growth
•  Guggenheim VIF Total Return Bond
•  Guggenheim VIF World Equity Income
•  Invesco V.I. Comstock
•  Invesco V.I. Equity and Income
•  Invesco V.I. Global Real Estate
•  Invesco V.I. Government Money Market
•  Invesco V.I. Government Securities
•   Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)
•  Invesco V.I. International Growth
•  Invesco V.I. Mid Cap Core Equity
•  Invesco V.I. Mid Cap Growth
•  Invesco V.I. Value Opportunities
•  Ivy VIP Asset Strategy
•   Janus Henderson VIT Enterprise  (formerly Janus Aspen Enterprise)
•  Janus  Henderson VIT Research (formerly Janus Aspen Janus Portfolio)
•  JPMorgan Insurance Trust Core Bond Portfolio
•  Lord Abbett Series Bond-Debenture VC
•  Lord Abbett Series Developing Growth VC
•  MFS® VIT II Research International
•  MFS® VIT Total Return
•  MFS® VIT Utilities
•  Morgan Stanley VIF Emerging Markets Equity
•  Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•  Morningstar Balanced F Asset Allocation Portfolio
•  Morningstar Conservative ETF Asset Allocation Portfolio
•  Morningstar Growth ETF Asset Allocation Portfolio
•  Morningstar Income and Growth ETF Asset Allocation Portfolio
•   Neuberger Berman AMT Sustainable Equity (formerly  Neuberger Berman AMT Socially Responsive
•  Oppenheimer Global Fund/VA
•  Oppenheimer Main Street Small Cap Fund®/VA
•  Oppenheimer Total Return Bond Fund/VA
•  PIMCO VIT All Asset
•  PIMCO VIT CommodityRealReturn Strategy
•  PIMCO VIT Emerging Markets Bond
•  PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)
•  PIMCO VIT Low Duration
•  PIMCO VIT Real Return
•  PIMCO VIT Total Return
•  Putnam VT Small Cap Value
•  Royce Micro-Cap
•  T. Rowe Price Health Sciences
•  Templeton Developing Markets VIP Fund
•  Templeton Global Bond VIP Fund
•  Western Asset Variable Global High Yield Bond

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Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See the discussion of “Closed Subaccounts under Allocation of Purchase Payments.”

Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts you select for investment. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2018, which has been filed with the SECcontains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  2 of this Prospectus.
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.
Company —  Security Benefit Life Insurance Company.  The Company is also identified herein as “we,” “our,” or “us.”
Contract —  The flexible premium deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not

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available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See the “Fixed Account.”
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

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You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Fixed Account — If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states and is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5% or the 0‑Year or 4‑Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See “The Fixed Account.”
Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•  Annual Stepped Up Death Benefit;
•  Extra Credit at 4%;1
•  Waiver of Withdrawal Charge; or
•  0-Year or 4-Year Alternate Withdrawal Charge.1
1	The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4‑Year Alternate Withdrawal Charge Rider.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider, Extra Credit at 4% Rider, and the Alternate Withdrawal Charge Rider are available in every state. The Waiver of Withdrawal Charge Rider is not available in every state. See the detailed description of each rider under “Optional Riders.”

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Please note that any amount that we may pay or make available under any optional rider that is in excess of the Contract Value is subject to our financial strength and claims-paying ability.
 For information on riders that are no longer available for purchase, please see Appendix B – Riders No Long Available - Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider. Prior to February 1, 2010, you were not permitted to select a combination of riders with total rider charges in excess of 2.00%
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on the withdrawal of Purchase Payments. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge. The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount defined as follows.
The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) Annuity Options that provide for payments for life, or a period of at least seven years. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, under Annuity Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Prior to February 1, 2010, you were not permitted to select a combination of riders with total rider charges in excess of 2.00%.
For information on rider charges, please see “Optional Rider Expenses” under “Expense Tables” below.
Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota, and Wyoming the Company deducts the premium tax

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from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company  — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples . See “Mortality and Expense Risk Charge.”
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Charge
Sales Load on Purchase Payments	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge (as an annual percentage of Contract Value allocated to the Loan Account) [2]	2.16%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%[3]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	2.00%[4]
Total Separate Account Annual Expenses	3.00%
1 An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
2 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
3 The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Annuity Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
4 If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[1]	0.55%
Waiver of Withdrawal Charge	0.05%
Alternate Withdrawal Charge (0-Year)	0.70%
Alternate Withdrawal Charge (4-Year)[2]	0.60%[3]
Riders No Longer Available – Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[4]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Persons)	1.25%[4]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[5]	0.25%
7% Guaranteed Growth Death Benefit[5]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
Guaranteed Minimum Withdrawal Benefit	0.45%[6]
Total Protection	0.85%[7]

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Annual Rider Charge
Riders Available For Purchase With The Contract:
3% Extra Credit[1]	0.40%
5% Extra Credit	0.70%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

2 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See ”Alternate Withdrawal Charge.”

3 The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

4 The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

5 Not available to Texas residents.

6 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

7 The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.63%	2.42%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.60%	2.08%
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2017, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2017. Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2 Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2019.

Examples — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including , maximum optional rider charges in the aggregate of 2.00%) and Underlying Fund fees and expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and the maximum and minimum gross annual operating expenses of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,138	$2,125	$3,014	$5,297
If you do not surrender or you annuitize your Contract	$ 509	$1,589	$2,660	$5,297

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$ 998	$1,671	$2,263	$3,895
If you do not surrender or you annuitize your Contract	$ 363	$1,111	$1,880	$3,895

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2017, the Company had total assets under management of approximately $33 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
NEA Retirement Program — The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members (“NEA Retirement products”). The Contract is made available under the NEA Retirement Program pursuant to an agreement (the “Agreement”) between the Company and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of The National Education Association of the United States (the “NEA”). Certain local school districts do not allow NEA Retirement products to be made available in their district; as a result, the NEA Retirement Program may not be available in all districts.
Under the Agreement:
•
The Company and its affiliates have the exclusive right to offer NEA Retirement products, including the Contract, under the NEA Retirement Program. However, employers of NEA members are not required to make available NEA Retirement products, and NEA members are not required to select products from any particular provider.

•
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Retirement products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA’s website.

•
MBC promotes the NEA Retirement Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Retirement Program (e.g., monitoring the satisfaction of NEA members with the NEA Retirement Program, mailing welcome letters to members who purchase the Contract, listing NEA Retirement products in their membership accounts and directing participant phone calls to the Company.)

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•	MBC provides direct marketing assistance and cooperation to the Company in connection with the NEA Retirement Program.
Pursuant to the Agreement, which was entered into in July 2014 to replace a prior agreement, the Company pays MBC an annual fee for services provided. The annual base fee for the period beginning September 1, 2017 is $3,407,184 with quarterly payments of $851,796. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.
Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.
MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Retirement Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1‑800‑637‑4636.
Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members’ access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”

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The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments often involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these

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payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, Security Distributors, LLC (“SDL”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.10% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to

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an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC. (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account.  Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims–paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments
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(which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders at an additional charge. (Contract owners who purchased their Contracts prior to February 1, 2010 were not permitted to select riders with total rider charges in excess of 2.00%):
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%;[1]
•	Waiver of Withdrawal Charge; or
•	0-Year or 4-Year Alternate Withdrawal Charge.[1]
1	The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4‑Year Alternate Withdrawal Charge Rider.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider, Extra Credit at 4% Rider, and the Alternate Withdrawal Charge Rider are available in every state. The Waiver of Withdrawal Charge rider is not available in every state. See the detailed description of each rider below.
 For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.

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The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; however, each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See “Appendix C – Automatic Bonus Credit Rider.”
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the free withdrawal amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the

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12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Waiver of Withdrawal Charge — This rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner

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attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the rights to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7‑year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) are appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the Contract Date, this rider is may not be appropriate for you. See “Extra Credit.”
Riders Previously Available for Purchase — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available  – Available For Purchase Only Prior To February 1, 2010 and Appendix C – Automatic Bonus Credit Rider for descriptions of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

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The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment and the Company is able to execute the requisite order(s). The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment and the Company is able to execute the requisite order(s).” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
 If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date. If we exercise our right to refuse to accept subsequent Purchase Payments, your Benefit Step-up Base and Benefit Roll-up Base may not be increased by making additional Purchase Payments. In turn, you will be unable to increase your Annual Amount through subsequent Purchase Payments.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”

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If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to an Automatic Allocation Program proportionally to the other Subaccounts you have selected, subject to our policies regarding Closed Subaccounts. See “Closed Subaccounts” below.
Closed Subaccounts.  We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts as of the date of this Prospectus, and the effective date on which the Subaccounts were closed.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing, if you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on

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a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation

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after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer and the Company is able to execute the requisite order(s).
You may also transfer Contract Value to the Fixed Account, provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of calendar days;
•	transfers to and from (or from and to) the same Subaccount;

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•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
AB VPS Dynamic Asset Allocation, AB VPS Small/Mid Cap Value	30 days
American Century VP Ultra®, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® New World	30 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I. BlackRock High Yield V.I.	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth	30 days
Dreyfus IP MidCap Stock, Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Fidelity® VIP Equity-Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Founding Funds Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Alpha Opportunity, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities; Invesco V.I. Health Care, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Ivy VIP Asset Strategy	60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA, Oppenheimer Total Return Bond Fund/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days
Putnam VT Small Cap Value	30 days
Royce Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the

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Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds,

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some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess

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Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received by that time . Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a proper Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable) and the Company is able to execute the requisite order(s).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed , less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven

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years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, and/or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If

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you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.” If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we will not automatically cancel any existing systematic withdrawals that you have established. Since “Excess Withdrawals” may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See “Guaranteed Lifetime Withdrawal Benefit Rider” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we received your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

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2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider above, as well as the discussion of Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider in Appendix B    – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non‑Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

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For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. As such, any Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, under Annuity Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See

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“Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal 5.16% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of Security Benefit and the Separate Account” and “Charge for Security Benefit Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

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Optional Rider Charges —In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. (You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010.)
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders No longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[1]	0.55%
Waiver of Withdrawal Charge	0.05%
Alternate Withdrawal Charge (0-Year)	0.70%
Alternate Withdrawal Charge (4-Year)[2]	0.60%[3]
Riders No Longer Available – Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[4]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Person)	1.25%[4]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[5]	0.25%
7% Guaranteed Growth Death Benefit[5]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
Guaranteed Minimum Withdrawal Benefit	0.45%[6]
Total Protection	0.85%[6]

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
3% Extra Credit[1]	0.40%
5% Extra Credit[1]	0.70%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

2 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”

3 The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

4 The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

5 Not available to Texas residents.

6 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

7 The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

Guarantee of Certain Charges — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount’s average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount’s average daily net assets; and (3) the account administration charge will not exceed $30 per year.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated

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to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by:
•	any applicable premium taxes;
•	any outstanding Contract Debt;
•	for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable; and
•	a withdrawal charge for any option with a non-life payment period of less than 7 years.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See
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“Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
If you have purchased the Guaranteed Lifetime Withdrawal Benefit Rider and your Contract Value is greater than zero on the annuity Start Date, then instead of receiving the annuity payments described above, you may elect to receive annual annuity payments equal to the Annual Amount under the Rider as of the Annuity Start Date. If you choose to do so, then we will make annuity payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of annuity payments, then we will make any remaining annuity payments to the Designated Beneficiary. See “Guaranteed Lifetime Withdrawal Benefit Rider” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the

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death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 5 — Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8

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for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.
The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

The Fixed Account

The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account and Loan Account are important to you, you should not select the foregoing optional riders. (The Fixed Account also is not available if you purchased the Extra Credit Rider at 3% or 5% or the Guaranteed Lifetime Withdrawal Benefit Rider. See Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010.)
If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

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Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
DCA Plus Account — The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company’s Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.
The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company

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may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.
You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account, and you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”

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Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the NYSE is closed other than customary weekend and holiday closings,
•	During which trading on the NYSE is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

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The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payments of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer’s Plan or program for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis. The Owner’s Contract must

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provide a Fixed Account option for the Owner to be eligible to take a loan. See “The Fixed Account” to determine its availability.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. For example, if you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 5.36% (5.16% + 0.20%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099‑R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, you were required to repay any outstanding loan before we issued the Rider, and you may not take a new loan while the Rider is in effect.
Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or

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termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number

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of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
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Income Taxation of Annuities in General—Non‑Qualified Contracts  — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non‑Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed as ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non‑taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non‑taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

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Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non‑Natural Persons. If the Contract is held by a non‑natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

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Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may

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be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre‑tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional

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IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500.
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($101,000 for a married couple filing a joint return and $63,000 for a single taxpayer in 2018). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $189,000 and $199,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of nondeductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $120,000 to $135,000 in adjusted gross income ($189,000 to $199,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract

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 owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible

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retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

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The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other

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information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC (“SDL”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.

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Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC (“SDL”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2017, 2016 and 2015, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $3,183,727, $3,496,117, and $4,972,533 , respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced

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marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2017 in connection with the sale of its variable annuity contracts: OFG Financial Services, Inc., GWN Securities, Inc., Lincoln Investment PLNG, LLC., Cetera Advisor Networks, LLC., Securities America, Inc., Cambridge Investment RSRCH, Inc., Planmember Securities Corporation, LPL Financial Corporation, Royal Alliance Associates, Inc. and Sagepoint Financial Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Invesco V.I. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Invesco V.I. Government Money Market Subaccount yields may also become extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until December 4, 2000, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of

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total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Invesco V.I. Government Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the SecureDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

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Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses and summary prospectuses. Prospectuses and summary prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century VP Ultra®	II	Seeks long-term capital growth.	American Century Investment Mgmt., Inc
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Long-term capital appreciation.	Capital Research and Mgmt. Co.
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
ClearBridge Variable Aggressive Growth	II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus IP MidCap Stock	Service
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.
Dreyfus Corp.
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
Fidelity® VIP Equity‑Income	Service Class 2
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
			Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Franklin Founding Funds Allocation VIP Fund	4
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Franklin Templeton Services LLC

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Income VIP Fund	2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors, LLC
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Security Investors, LLC
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Security Investors, LLC
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors, LLC
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Security Investors, LLC

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors, LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors, LLC
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Money Market	Series II	Provide current income consistent with preservation of capital and liquidity.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt., Inc.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.	Morgan Stanley Investment Mgmt. Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Total Return Bond Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co.
Putnam VT Small Cap Value	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Royce Micro-Cap	Investment	Seeks long-term growth of capital.	Royce & Associates, LP
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
			Franklin Advisers, Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd.

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APPENDIX A

Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2017.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AB VPS Dynamic Asset Allocation	2017	9.47	10.43	59,656
	2016	9.51	9.47	69,756
	2015	10.01	9.51	66,439
	2014[4]	10.00	10.01	36,565
AB VPS Small/Mid Cap Value	2017	11.38	12.36	97,165
	2016	9.46	11.38	122,514
	2015	10.42	9.46	41,709
	2014[4]	10.00	10.42	14,295
American Century VP Mid Cap Value	2017	15.32	16.45	444,193
	2016	12.96	15.32	886,562
	2015	13.67	12.96	1,055,255
	2014	12.21	13.67	1,323,146
	2013	9.76	12.21	1,473,070
	2012	8.72	9.76	501,833
	2011	9.13	8.72	446,600
	2010	7.97	9.13	431,222
	2009	6.37	7.97	217,099
	2008	8.76	6.37	265,249
American Century VP Ultra®	2017	16.25	20.65	732,208
	2016	16.16	16.25	772,426
	2015	15.82	16.16	839,524
	2014	14.96	15.82	651,919
	2013	11.34	14.96	838,660
	2012	10.35	11.34	1,238,000
	2011	10.65	10.35	936,725
	2010	9.55	10.65	969,263
	2009	7.37	9.55	1,267,308
	2008	13.11	7.37	1,145,531
American Century VP Value	2017	19.86	20.77	2,009,968
	2016	17.14	19.86	2,127,144
	2015	18.55	17.14	1,765,893
	2014	17.05	18.55	1,843,306
	2013	13.47	17.05	1,617,355
	2012	12.20	13.47	1,528,642
	2011	12.56	12.20	1,747,439
	2010	11.54	12.56	1,708,664
	2009	10.01	11.54	1,625,695
	2008	14.19	10.01	1,865,723
American Funds IS® Asset Allocation	2017	10.41	11.62	539,232
	2016	9.90	10.41	466,537
	2015	10.16	9.90	262,748
	2014[4]	10.00	10.16	177,801
American Funds IS® Global Bond	2017	8.62	8.85	535,206
	2016	8.74	8.62	519,924
	2015	9.47	8.74	455,123
	2014[4]	10.00	9.47	366,179

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Funds IS® Global Growth	2017	10.07	12.71	647,433
	2016	10.41	10.07	270,333
	2015	10.13	10.41	367,157
	2014[4]	10.00	10.13	37,195
American Funds IS® Growth-Income	2017	11.06	13.01	1,107,320
	2016	10.32	11.06	804,822
	2015	10.59	10.32	590,806
	2014[4]	10.00	10.59	483,718
American Funds IS® International	2017	8.58	10.90	544,183
	2016	8.63	8.58	183,750
	2015	9.41	8.63	115,549
	2014[4]	10.00	9.41	55,300
American Funds IS® New World	2017	8.50	10.56	92,577
	2016	8.40	8.50	50,548
	2015	9.02	8.40	38,189
	2014[4]	10.00	9.02	15,127
BlackRock Equity Dividend V.I.	2017	11.16	12.52	167,989
	2016	9.98	11.16	224,051
	2015	10.45	9.98	85,029
	2014[4]	10.00	10.45	52,334
BlackRock Global Allocation V.I.	2017	9.38	10.27	150,900
	2016	9.38	9.38	158,251
	2015	9.84	9.38	244,016
	2014[4]	10.00	9.84	177,892
BlackRock High Yield V.I.	2017	9.74	10.04	421,448
	2016	8.96	9.74	317,013
	2015	9.68	8.96	155,705
	2014[4]	10.00	9.68	170,614
ClearBridge Variable Aggressive Growth	2017	15.10	16.87	917,199
	2016	15.53	15.10	1,342,874
	2015	16.44	15.53	1,751,174
	2014	14.22	16.44	1,757,002
	2013	10.02	14.22	1,564,516
	2012	8.78	10.02	1,471,901
	2011	8.92	8.78	1,564,947
	2010	7.43	8.92	2,625,368
	2009	5.75	7.43	2,001,388
	2008	10.04	5.75	2,277,332
ClearBridge Variable Small Cap Growth	2017	14.95	17.89	288,943
	2016	14.67	14.95	312,440
	2015	15.93	14.67	353,813
	2014	15.89	15.93	493,262
	2013	11.22	15.89	785,656
	2012	9.75	11.22	473,089
	2011	9.98	9.75	505,646
	2010	8.28	9.98	436,301
	2009	6.02	8.28	440,544
	2008	10.54	6.02	683,553
Dreyfus IP MidCap Stock	2017	11.16	12.37	486,166
	2016	10.06	11.16	460,543
	2015	10.71	10.06	136,809
	2014[4]	10.00	10.71	35,559

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus IP Small Cap Stock Index	2017	11.93	12.91	371,114
	2016	9.85	11.93	317,707
	2015	10.47	9.85	75,496
	2014[4]	10.00	10.47	167,610
Dreyfus IP Technology Growth	2017	15.81	21.67	494,752
	2016	15.72	15.81	454,833
	2015	15.41	15.72	532,430
	2014	15.01	15.41	506,733
	2013	11.76	15.01	559,971
	2012	10.59	11.76	704,085
	2011	11.95	10.59	765,394
	2010	9.57	11.95	1,221,964
	2009	6.33	9.57	1,147,876
	2008	11.18	6.33	679,065
Dreyfus VIF Appreciation	2017	9.97	12.20	27,996
	2016	9.62	9.97	42,571
	2015	10.27	9.62	60,053
	2014[4]	10.00	10.27	16,190
Dreyfus VIF International Value	2017	8.39	10.36	1,174,605
	2016	8.85	8.39	1,244,291
	2015	9.48	8.85	700,226
	2014	10.88	9.48	966,069
	2013	9.21	10.88	959,196
	2012	8.50	9.21	1,064,017
	2011	10.86	8.50	1,480,239
	2010	10.82	10.86	1,891,144
	2009	8.60	10.82	1,774,623
	2008	14.28	8.60	1,638,415
Fidelity® VIP Equity-Income	2017	10.70	11.61	322,501
	2016	9.44	10.70	342,589
	2015	10.23	9.44	98,026
	2014[4]	10.00	10.23	35,798
Fidelity® VIP Growth & Income	2017	11.07	12.43	293,578
	2016	9.92	11.07	349,793
	2015	10.57	9.92	243,899
	2014[4]	10.00	10.57	66,118
Fidelity® VIP Growth Opportunities	2017	10.85	14.02	363,757
	2016	11.25	10.85	137,576
	2015	11.09	11.25	127,813
	2014[4]	10.00	11.09	14,812
Fidelity® VIP High Income	2017	9.73	10.02	87,103
	2016	8.84	9.73	102,775
	2015	9.55	8.84	41,417
	2014[4]	10.00	9.55	8,371
Fidelity® VIP Overseas	2017	8.39	10.50	279,372
	2016	9.20	8.39	158,235
	2015	9.24	9.20	161,191
	2014[4]	10.00	9.24	21,352
Franklin Founding Funds Allocation VIP Fund	2017	10.52	11.33	364,951
	2016	9.67	10.52	423,730
	2015	10.71	9.67	495,065
	2014	10.82	10.71	597,949
	2013	9.09	10.82	599,506
	2012	8.19	9.09	510,993
	2011	8.65	8.19	574,741
	2010	8.14	8.65	309,795
	2009	6.50	8.14	430,177
	2008[1]	10.00	6.50	82,062

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Franklin Income VIP Fund	2017	10.66	11.26	1,338,818
	2016	9.71	10.66	1,626,463
	2015	10.85	9.71	1,698,553
	2014	10.76	10.85	2,282,242
	2013	9.81	10.76	2,591,418
	2012	9.04	9.81	2,531,823
	2011	9.17	9.04	2,422,900
	2010	8.45	9.17	2,159,783
	2009	6.47	8.45	1,997,967
	2008	9.55	6.47	1,826,647
Franklin Mutual Global Discovery VIP Fund	2017	11.30	11.82	1,329,109
	2016	10.46	11.30	1,496,907
	2015	11.27	10.46	1,719,839
	2014	11.07	11.27	2,114,653
	2013	9.00	11.07	2,625,195
	2012	8.25	9.00	2,706,525
	2011	8.82	8.25	2,524,853
	2010	8.18	8.82	2,764,205
	2009	6.89	8.18	2,698,458
	2008	10.00	6.89	2,276,826
Franklin Small Cap Value VIP Fund	2017	13.10	13.96	225,560
	2016	10.45	13.10	309,411
	2015	11.71	10.45	502,308
	2014	12.09	11.71	579,528
	2013	9.21	12.09	451,006
	2012	8.08	9.21	471,090
	2011	8.72	8.08	468,050
	2010	7.06	8.72	483,850
	2009	5.67	7.06	410,433
	2008	8.79	5.67	478,229
Franklin Strategic Income VIP Fund	2017	9.33	9.39	833,601
	2016	8.97	9.33	680,853
	2015	9.69	8.97	632,282
	2014[4]	10.00	9.69	345,934
Guggenheim VIF All Cap Value	2017	17.23	19.04	1,396,816
	2016	14.57	17.23	1,451,228
	2015	15.88	14.57	1,592,230
	2014	15.32	15.88	1,854,018
	2013	11.94	15.32	2,395,479
	2012	10.73	11.94	2,697,652
	2011	11.65	10.73	3,123,655
	2010	10.37	11.65	3,957,924
	2009	8.09	10.37	4,210,335
	2008	13.65	8.09	5,191,574

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Alpha Opportunity	2017	20.33	21.00	226,150
	2016	18.72	20.33	251,349
	2015	20.39	18.72	253,532
	2014	19.36	20.39	303,943
	2013	15.72	19.36	370,920
	2012	14.40	15.72	438,906
	2011	14.68	14.40	517,550
	2010	12.63	14.68	641,976
	2009	10.09	12.63	778,100
	2008	16.00	10.09	1,142,265
Guggenheim VIF Floating Rate Strategies	2017	9.99	9.96	329,116
	2016	9.56	9.99	288,770
	2015	9.85	9.56	286,810
	2014[4]	10.00	9.85	108,992
Guggenheim VIF Global Managed Futures Strategy	2017	5.14	5.38	257,919
	2016	6.26	5.14	285,759
	2015	6.60	6.26	273,790
	2014	6.11	6.60	295,517
	2013	6.19	6.11	389,036
	2012	7.23	6.19	419,809
	2011	8.22	7.23	408,310
	2010	8.85	8.22	391,075
	2009	9.57	8.85	539,901
	2008[2]	10.00	9.57	144,831
Guggenheim VIF High Yield	2017	33.56	34.34	838,015
	2016	29.65	33.56	990,093
	2015	32.05	29.65	1,171,350
	2014	32.46	32.05	1,287,869
	2013	31.38	32.46	1,970,391
	2012	28.37	31.38	2,241,368
	2011	29.46	28.37	2,435,875
	2010	26.50	29.46	2,550,527
	2009	15.93	26.50	2,863,552
	2008	23.61	15.93	3,011,778
Guggenheim VIF Large Cap Value	2017	13.52	15.08	1,553,393
	2016	11.56	13.52	1,707,395
	2015	12.65	11.56	1,623,648
	2014	12.00	12.65	1,921,641
	2013	9.44	12.00	2,326,214
	2012	8.48	9.44	2,309,480
	2011	9.16	8.48	3,053,940
	2010	8.18	9.16	3,216,653
	2009	6.72	8.18	3,845,174
	2008	11.10	6.72	4,574,881

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Long Short Equity	2017	13.03	14.42	379,166
	2016	13.45	13.03	414,337
	2015	13.79	13.45	479,766
	2014	13.92	13.79	515,008
	2013	12.31	13.92	580,965
	2012	12.24	12.31	668,247
	2011	13.60	12.24	806,512
	2010	12.69	13.60	938,404
	2009	10.35	12.69	1,238,967
	2008	18.13	10.35	1,701,155
Guggenheim VIF Managed Asset Allocation	2017	11.64	12.82	982,609
	2016	11.19	11.64	1,218,696
	2015	11.60	11.19	1,404,270
	2014	11.29	11.60	1,456,472
	2013	10.25	11.29	1,964,464
	2012	9.40	10.25	1,947,871
	2011	9.69	9.40	2,171,145
	2010	9.10	9.69	2,901,175
	2009	7.52	9.10	2,968,371
	2008	10.72	7.52	3,305,249
Guggenheim VIF Mid Cap Value	2017	33.05	36.20	1,276,454
	2016	27.07	33.05	1,503,278
	2015	30.16	27.07	1,655,474
	2014	31.02	30.16	2,029,670
	2013	24.16	31.02	2,421,252
	2012	21.42	24.16	2,684,074
	2011	24.04	21.42	3,051,782
	2010	21.18	24.04	3,562,670
	2009	15.28	21.18	3,977,304
	2008	22.17	15.28	4,622,772
Guggenheim VIF Multi-Hedge Strategies	2017	6.61	6.60	360,313
	2016	6.90	6.61	425,959
	2015	7.03	6.90	482,281
	2014	6.97	7.03	494,329
	2013	7.12	6.97	514,070
	2012	7.23	7.12	549,166
	2011	7.27	7.23	501,230
	2010	7.10	7.27	561,991
	2009	7.63	7.10	698,927
	2008	9.74	7.63	500,182
Guggenheim VIF Small Cap Value	2017	36.00	35.96	764,736
	2016	29.52	36.00	797,122
	2015	32.83	29.52	815,095
	2014	34.56	32.83	978,672
	2013	26.23	34.56	1,211,119
	2012	22.79	26.23	1,268,273
	2011	24.80	22.79	1,468,656
	2010	21.12	24.80	1,664,029
	2009	14.06	21.12	1,798,610
	2008	23.77	14.06	1,956,814

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF StylePlus Large Core	2017	8.22	9.67	1,935,268
	2016	7.53	8.22	1,954,321
	2015	7.70	7.53	1,906,481
	2014	6.92	7.70	2,170,166
	2013	5.58	6.92	2,579,317
	2012	5.12	5.58	2,727,880
	2011	5.54	5.12	3,174,369
	2010	4.94	5.54	3,407,604
	2009	3.95	4.94	1,033,381
	2008	6.55	3.95	987,616
Guggenheim VIF StylePlus Large Growth	2017	8.13	10.19	951,815
	2016	7.76	8.13	953,160
	2015	7.64	7.76	1,188,379
	2014	6.88	7.64	954,125
	2013	5.57	6.88	1,041,669
	2012	5.22	5.57	1,145,617
	2011	5.67	5.22	1,736,038
	2010	5.05	5.67	1,805,926
	2009	3.93	5.05	2,287,637
	2008	6.48	3.93	2,721,398
Guggenheim VIF StylePlus Mid Growth	2017	11.14	13.37	800,671
	2016	10.64	11.14	919,063
	2015	11.06	10.64	1,047,798
	2014	10.15	11.06	1,329,425
	2013	8.08	10.15	1,439,255
	2012	7.24	8.08	1,736,776
	2011	7.86	7.24	2,038,248
	2010	6.57	7.86	2,380,063
	2009	4.74	6.57	2,746,373
	2008	8.19	4.74	2,609,363
Guggenheim VIF StylePlus Small Growth	2017	8.64	10.19	579,578
	2016	7.91	8.64	544,570
	2015	8.32	7.91	674,359
	2014	7.94	8.32	740,123
	2013	5.83	7.94	892,611
	2012	5.43	5.83	1,081,774
	2011	5.75	5.43	1,364,838
	2010	4.59	5.75	1,606,407
	2009	3.52	4.59	1,631,523
	2008	6.93	3.52	1,834,176
Guggenheim VIF Total Return Bond	2017	10.97	11.28	3,096,567
	2016	10.67	10.97	2,806,290
	2015	10.95	10.67	2,833,207
	2014	10.52	10.95	3,463,206
	2013	10.73	10.52	3,341,675
	2012	10.53	10.73	3,742,549
	2011	10.39	10.53	4,063,052
	2010	10.17	10.39	3,891,629
	2009	9.74	10.17	4,122,847
	2008	11.08	9.74	2,818,981

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF World Equity Income	2017	9.82	10.88	1,422,941
	2016	9.24	9.82	1,698,346
	2015	9.66	9.24	1,832,184
	2014	9.55	9.66	2,183,707
	2013	8.31	9.55	2,634,815
	2012	7.40	8.31	3,022,175
	2011	9.13	7.40	3,552,125
	2010	8.19	9.13	4,560,282
	2009	7.10	8.19	5,406,096
	2008	11.97	7.10	6,230,166
Invesco V.I. Comstock	2017	13.24	14.99	1,873,407
	2016	11.75	13.24	1,949,289
	2015	13.00	11.75	1,745,248
	2014	12.37	13.00	1,965,402
	2013	9.47	12.37	1,897,650
	2012	8.27	9.47	1,624,380
	2011	8.77	8.27	1,299,362
	2010	7.87	8.77	1,107,128
	2009	6.36	7.87	1,102,260
	2008	10.29	6.36	1,291,516
Invesco V.I. Equity and Income	2017	13.62	14.54	907,209
	2016	12.32	13.62	867,223
	2015	13.13	12.32	971,072
	2014	12.53	13.13	1,170,660
	2013	10.42	12.53	1,493,883
	2012	9.62	10.42	1,228,747
	2011	10.12	9.62	1,209,176
	2010	9.38	10.12	1,336,065
	2009	7.95	9.38	1,638,561
	2008	10.68	7.95	1,725,049
Invesco V.I. Global Real Estate	2017	20.05	21.84	565,463
	2016	20.40	20.05	639,471
	2015	21.51	20.40	685,582
	2014	19.48	21.51	796,236
	2013	19.69	19.48	871,735
	2012	15.96	19.69	943,483
	2011	17.72	15.96	999,208
	2010	15.65	17.72	1,119,216
	2009	12.35	15.65	1,133,602
	2008	23.17	12.35	1,271,449
Invesco V.I Government Money Market	2017	9.76	9.43	3,011,640
	2016[6]	10.00	9.76	2,857,339
Invesco V.I. Government Securities	2017	8.91	8.73	1,952,556
	2016	9.16	8.91	2,407,523
	2015	9.50	9.16	3,238,404
	2014	9.50	9.50	3,520,635
	2013	10.15	9.50	4,258,312
	2012	10.31	10.15	5,227,041
	2011[5]	9.94	10.31	5,260,253

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)	2017	18.13	20.2	386,700
	2016	21.26	18.13	446,317
	2015	21.40	21.26	628,039
	2014	18.56	21.40	770,243
	2013	13.71	18.56	886,568
	2012	11.78	13.71	726,301
	2011	11.76	11.78	581,792
	2010	11.60	11.76	538,863
	2009	9.43	11.60	775,834
	2008	13.72	9.43	817,220
Invesco V.I. International Growth	2017	14.19	16.77	1,911,601
	2016	14.83	14.19	2,076,663
	2015	15.81	14.83	1,930,044
	2014	16.40	15.81	1,887,499
	2013	14.34	16.40	1,787,066
	2012	12.92	14.34	1,953,672
	2011	14.42	12.92	2,273,454
	2010	13.30	14.42	2,337,564
	2009	10.23	13.30	2,878,412
	2008	17.87	10.23	2,737,717
Invesco V.I. Mid Cap Core Equity	2017	17.58	19.41	213,173
	2016	16.12	17.58	231,671
	2015	17.49	16.12	279,040
	2014	17.43	17.49	481,825
	2013	14.09	17.43	711,682
	2012	13.22	14.09	817,306
	2011	14.68	13.22	712,699
	2010	13.40	14.68	759,375
	2009	10.71	13.40	870,448
	2008	15.59	10.71	882,417
Invesco V.I. Mid Cap Growth[3]	2017	11.04	12.99	242,431
	2016	11.40	11.04	239,656
	2015	11.71	11.40	303,054
	2014	11.29	11.71	321,577
	2013	8.58	11.29	445,191
	2012	7.96	8.58	325,875
	2011	8.93	7.96	416,853
	2010	7.82	8.93	544,426
	2009	5.72	7.82	633,842
	2008	11.23	5.72	851,741
Invesco V.I. Value Opportunities	2017	13.54	15.29	213,245
	2016	11.92	13.54	211,392
	2015	13.85	11.92	226,864
	2014	13.52	13.85	276,064
	2013	10.53	13.52	284,550
	2012	9.30	10.53	310,066
	2011	9.99	9.30	359,326
	2010	9.70	9.99	534,553
	2009	6.82	9.70	784,923
	2008	14.71	6.82	511,723

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Ivy VIP Asset Strategy	2017	7.91	9.01	22,120
	2016	8.43	7.91	27,566
	2015	9.55	8.43	28,701
	2014[4]	10.00	9.55	19,566
Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)	2017	15.43	18.88	1,554,335
	2016	14.29	15.43	1,693,890
	2015	14.29	14.29	1,710,240
	2014	13.22	14.29	1,762,699
	2013	10.40	13.22	1,919,928
	2012	9.23	10.40	1,979,110
	2011	9.74	9.23	2,074,971
	2010	8.06	9.74	2,435,869
	2009	5.79	8.06	2,282,077
	2008	10.71	5.79	2,489,134
Janus Henderson VIT Research (formerly Janus Aspen Research)	2017	11.83	14.53	1,068,352
	2016	12.25	11.83	1,170,593
	2015	12.10	12.25	960,923
	2014	11.14	12.10	822,124
	2013	8.90	11.14	1,005,362
	2012	7.81	8.90	1,114,828
	2011	8.59	7.81	1,573,680
	2010	7.80	8.59	1,791,454
	2009	5.96	7.80	2,457,922
	2008	10.28	5.96	2,625,949
JPMorgan Insurance Trust Core Bond Portfolio	2017	9.51	9.47	449,515
	2016	9.70	9.51	864,576
	2015	9.99	9.70	675,096
	2014[4]	10.00	9.99	459,177
Lord Abbett Series Bond-Debenture VC	2017	10.10	10.63	253,502
	2016	9.35	10.10	296,249
	2015	9.86	9.35	82,376
	2014[4]	10.00	9.86	16,578
Lord Abbett Series Developing Growth VC	2017	8.80	11.02	35,473
	2016	9.39	8.80	29,786
	2015	10.62	9.39	44,779
	2014[4]	10.00	10.62	4,588
MFS® VIT II Research International	2017	8.04	9.90	368,974
	2016	8.42	8.04	365,621
	2015	8.94	8.42	390,892
	2014	9.99	8.94	375,935
	2013	8.74	9.99	715,653
	2012	7.80	8.74	720,197
	2011	9.10	7.80	477,862
	2010	8.55	9.10	967,717
	2009	6.80	8.55	1,116,789
	2008	12.28	6.80	1,638,751

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
MFS® VIT Total Return	2017	11.93	12.88	1,782,624
	2016	11.39	11.93	2,027,371
	2015	11.89	11.39	2,363,111
	2014	11.41	11.89	2,889,897
	2013	9.97	11.41	3,638,022
	2012	9.34	9.97	3,312,812
	2011	9.54	9.34	3,743,677
	2010	9.04	9.54	4,317,116
	2009	7.97	9.04	4,846,698
	2008	10.65	7.97	4,787,201
MFS® VIT Utilities	2017	15.67	17.28	846,081
	2016	14.63	15.67	1,021,791
	2015	17.82	14.63	1,131,074
	2014	16.45	17.82	1,562,618
	2013	14.21	16.45	1,740,243
	2012	13.03	14.21	1,851,547
	2011	12.70	13.03	2,056,867
	2010	11.61	12.70	2,031,308
	2009	9.07	11.61	2,237,966
	2008	15.15	9.07	2,297,609
Morgan Stanley VIF Emerging Markets Equity	2017	6.98	9.07	1,207,459
	2016	6.79	6.98	968,146
	2015	7.90	6.79	972,861
	2014	8.59	7.90	1,037,358
	2013	9.02	8.59	1,208,965
	2012	7.81	9.02	1,117,731
	2011	9.92	7.81	1,182,260
	2010	8.66	9.92	1,647,665
	2009	5.28	8.66	1,877,172
	2008	12.68	5.28	1,205,324
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2017	9.98	11.51	60,158
	2016	9.31	9.98	7,070
	2015	9.95	9.31	8,278
	2014[4]	10.00	9.95	517
Morningstar Balanced ETF Asset Allocation Portfolio	2017	9.80	10.70	341,285
	2016	9.38	9.80	271,120
	2015	9.96	9.38	313,114
	2014[4]	10.00	9.96	19,727
Morningstar Conservative ETF Asset Allocation Portfolio	2017	9.42	9.64	131,362
	2016	9.35	9.42	114,643
	2015	9.83	9.35	103,457
	2014[4]	10.00	9.83	2,616
Morningstar Growth ETF Asset Allocation Portfolio	2017	9.91	11.19	386,028
	2016	9.38	9.91	162,835
	2015	9.99	9.38	59,191
	2014[4]	10.00	9.99	10,483
Morningstar Income and Growth ETF Asset Allocation Portfolio	2017	9.58	10.14	39,603
	2016	9.35	9.58	63,418
	2015	9.87	9.35	28,945
	2014 [4]	10.00	9.87	5,667

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Neuberger Berman AMT Socially Responsive	2017	20.74	23.59	437,891
	2016	19.64	20.74	480,719
	2015	20.51	19.64	387,301
	2014	19.34	20.51	393,093
	2013	14.61	19.34	481,277
	2012	13.70	14.61	866,146
	2011	14.69	13.70	752,026
	2010	12.42	14.69	656,048
	2009	9.82	12.42	413,731
	2008	16.83	9.82	406,713
Oppenheimer Global Fund/VA	2017	9.52	12.50	302,203
	2016	9.90	9.52	105,333
	2015	9.91	9.90	189,248
	2014[4]	10.00	9.91	17,676
Oppenheimer Main Street Small Cap Fund®/VA	2017	25.67	28.17	344,734
	2016	22.65	25.67	282,275
	2015	25.04	22.65	310,080
	2014	23.29	25.04	346,376
	2013	17.19	23.29	467,148
	2012	15.17	17.19	559,548
	2011	16.13	15.17	449,076
	2010	13.61	16.13	538,752
	2009	10.32	13.61	527,901
	2008	17.28	10.32	602,452
Oppenheimer Total Return Bond Fund/VA	2017	6.92	6.95	3,134,892
	2016	6.97	6.92	3,523,578
	2015	7.18	6.97	2,081,833
	2014	6.98	7.18	1,888,444
	2013	7.27	6.98	1,904,487
	2012	6.85	7.27	2,339,500
	2011	6.59	6.85	2,122,464
	2010	6.15	6.59	1,665,254
	2009	5.86	6.15	1,763,138
	2008	9.98	5.86	3,670,686
PIMCO VIT All Asset	2017	12.51	13.68	588,274
	2016	11.50	12.51	685,694
	2015	13.12	11.50	796,512
	2014	13.56	13.12	1,213,014
	2013	14.04	13.56	1,547,511
	2012	12.68	14.04	2,018,143
	2011	12.91	12.68	1,955,231
	2010	11.85	12.91	2,151,576
	2009	10.12	11.85	1,826,459
	2008	12.49	10.12	1,761,722

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT CommodityRealReturn Strategy	2017	4.95	4.87	810,742
	2016	4.47	4.95	950,905
	2015	6.24	4.47	875,193
	2014	7.95	6.24	958,458
	2013	9.67	7.95	1,030,486
	2012	9.53	9.67	893,537
	2011	10.70	9.53	1,041,016
	2010	8.92	10.70	1,395,327
	2009	6.54	8.92	1,255,528
	2008	12.09	6.54	954,459
PIMCO VIT Emerging Markets Bond	2017	11.58	12.24	382,406
	2016	10.62	11.58	365,738
	2015	11.29	10.62	269,638
	2014	11.56	11.29	427,100
	2013	12.91	11.56	536,330
	2012	11.39	12.91	705,472
	2011	11.13	11.39	640,117
	2010	10.32	11.13	664,046
	2009	8.21	10.32	493,201
	2008	9.99	8.21	325,524
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	2017	12.26	12.13	785,958
	2016	11.95	12.26	878,802
	2015	12.37	11.95	1,073,326
	2014	11.56	12.37	1,519,196
	2013	11.94	11.56	1,489,685
	2012	11.18	11.94	1,798,771
	2011	10.88	11.18	1,879,414
	2010	10.41	10.88	2,089,534
	2009	9.35	10.41	1,974,581
	2008	9.94	9.35	2,187,563
PIMCO VIT Low Duration	2017	9.03	8.81	2,083,628
	2016	9.24	9.03	2,265,134
	2015	9.57	9.24	2,434,964
	2014	9.85	9.57	2,855,381
	2013	10.24	9.85	3,656,292
	2012	10.04	10.24	3,689,440
	2011	10.31	10.04	4,012,485
	2010	10.17	10.31	4,306,160
	2009	9.32	10.17	3,581,524
	2008	9.72	9.32	3,252,805
PIMCO VIT Real Return	2017	10.94	10.92	1,999,384
	2016	10.80	10.94	2,389,235
	2015	11.52	10.80	2,835,146
	2014	11.61	11.52	3,603,683
	2013	13.28	11.61	4,250,496
	2012	12.67	13.28	5,957,877
	2011	11.78	12.67	6,343,822
	2010	11.32	11.78	5,856,757
	2009	9.93	11.32	6,032,661
	2008	11.09	9.93	6,385,955

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Total Return	2017	9.52	9.61	729,798
	2016	9.64	9.52	434,408
	2015	9.97	9.64	636,750
	2014[4]	10.00	9.97	29,917
Putnam VT Small Cap Value	2017	11.48	11.93	23,614
	2016	9.35	11.48	17,262
	2015	10.14	9.35	22,876
	2014[4]	10.00	10.14	258
Royce– Micro-Cap	2017	10.34	10.48	519,906
	2016	8.97	10.34	591,460
	2015	10.64	8.97	704,328
	2014	11.45	10.64	867,692
	2013	9.83	11.45	1,047,779
	2012	9.48	9.83	1,282,071
	2011	11.20	9.48	1,571,860
	2010	8.95	11.20	1,974,799
	2009	5.88	8.95	1,517,342
	2008	10.75	5.88	1,481,881
T. Rowe Price Health Sciences	2017	11.53	14.14	522,865
	2016	13.41	11.53	570,757
	2015	12.38	13.41	774,314
	2014[4]	10.00	12.38	227,123
Templeton Developing Markets VIP Fund	2017	8.05	10.88	139,194
	2016	7.11	8.05	48,355
	2015	9.19	7.11	27,073
	2014[4]	10.00	9.19	4,093
Templeton Global Bond VIP Fund	2017	8.99	8.82	83,936
	2016	9.07	8.99	117,365
	2015	9.84	9.07	82,501
	2014[4]	10.00	9.84	39,797
Western Asset Variable Global High Yield Bond	2017	11.11	11.60	232,050
	2016	10.00	11.11	273,511
	2015	11.05	10.00	330,351
	2014	11.65	11.05	536,070
	2013	11.41	11.65	568,481
	2012	10.03	11.41	618,863
	2011	10.29	10.03	699,249
	2010	9.31	10.29	576,178
	2009	6.24	9.31	386,962
	2008	9.38	6.24	133,888
1   For the period May 1, 2008 (the date first publicly offered) through December 31, 2008.

2   For the period November 17, 2008 (the date first publicly offered) through December 31, 2008.

3   Effective April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth. The values in the table for the period prior to the merger reflect investment in Invesco V.I. Capital Development.

4   For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.

5   Effective April 29, 2011, Invesco Van Kampen V.I. Government merged into Invesco Van Kampen V.I. Government Securities. The values in the table for the period prior to the merger reflect investment in Invesco Van Kampen V.I. Government.

6   For the period April 29, 2016 (the date first publicly offered) through December 31, 2016.

A-14

APPENDIX B
Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010

Guaranteed Lifetime Withdrawal Benefit Rider (This rider was available for purchase ONLY prior to February 1, 2010) — The Guaranteed Lifetime Withdrawal Benefit Rider (the “GLWB Rider”) is designed for Owners who are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money they can withdraw under the Contract for retirement income or other long-term purposes. Subject to certain conditions and restrictions, the GLWB Rider guarantees that you will be able to withdraw a specified amount each Contract Year during your lifetime (and your spouse’s lifetime, if you so designate)—even if your Contract Value is reduced to zero.
The GLWB Rider does not guarantee Contract Value or the performance of any investment option or asset allocation model.
GLWB Rider Definitions.
Annual Amount: the maximum amount that you may withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.
Benefit Base: an amount we refer to when determining your Annual Amount. Your Benefit Base is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.
Benefit Step-up Base: under this calculation of the Benefit Base, we will “lock in” to the Benefit Base your highest Contract Value on each Contract Anniversary following the Rider Start Date. We also will adjust this amount by any Purchase Payments and Excess Withdrawals.
Benefit Roll-up Base: under this calculation of the Benefit Base, we will increase your Benefit Base by the Growth Factor on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). We also will adjust this amount by any Purchase Payments and Excess Withdrawals.
Benefit Percentage: a percentage we multiply by your current Benefit Base to determine your Annual Amount.
Excess Withdrawals: cumulative withdrawals you make in any Contract Year that exceed your Annual Amount.
GLWB Rider Charge: an amount we deduct monthly from your Contract Value if you elected the GLWB Rider.
Growth Factor: an amount by which we will increase your Benefit Roll-up Base on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance).
Non-Excess Withdrawals: cumulative withdrawals you make in any Contract Year that do not exceed your Annual Amount.
RIA Annual Withdrawal Allowance: subject to certain conditions, withdrawals made to pay fees to a registered investment adviser that we do not consider as withdrawals when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base.
Rider Start Date: the date the GLWB Rider was added to your Contract.
2% Inflation Adjustment: an amount by which we will increase the Benefit Percentage on each Contract Anniversary following the date you make a withdrawal under the GLWB Rider (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), so long as your entire Contract Value has been invested in accordance with a specified asset allocation model..
Important Considerations if You Purchased the GLWB Rider.
•
The Fixed Account is not available if you purchased the GLWB Rider. In addition, we reserve the right to restrict subsequent Purchase Payments. See “Investment Option Restrictions” and “Restrictions on Purchase Payments” below.

•	Any withdrawals you make that exceed the Annual Amount) may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider.
•
We will deduct a monthly GLWB Rider charge from your Contract Value if you elected the GLWB Rider. We will assess this charge even if your only withdrawals are Non-Excess Withdrawals and even if you never make a withdrawal. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates for any reason.

•
Adding the GLWB Rider will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See “Purchasing the GLWB Rider” below.

•
If you add, remove, or change an Owner under your Contract (including total or partial change incident to a divorce), then the GLWB Rider will terminate. See “Covered Persons, Owners, and Spouses” below.

•	You must have repaid any outstanding Contract loan before we issued the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect. See “Contract Loans” below.
•	You cannot cancel the GLWB Rider once it is issued.
•	Any amount that we may pay under the GLWB Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
•
If you elected the GLWB Rider, you were not permitted to elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

•	Certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider.
You should not have purchased the GLWB Rider if:
•	You expected to take Excess Withdrawals because such withdrawals may significantly reduce or eliminate the value of the GLWB Rider; or
•	You were primarily interested in maximizing the Contract’s potential for long-term accumulation rather than ensuring a stream of income for life; or
•
You did not consult a tax adviser before purchasing the GLWB Rider with any Qualified Contract, as certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider; or

•
If you intended to take Excess Withdrawals, as any withdrawals you make that exceed the Annual Amount may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider (see “Non-Excess and Excess Withdrawals” below); or

•	You did not consult your registered representative to discuss whether the GLWB Rider suits your needs; or
•	You did not expect to take Non-Excess Withdrawals ever or for a significant period of time.
Purchasing the GLWB Rider. You could only purchase the GLWB Rider if the attained age of the Covered Person (and the Joint Covered Person, if the Rider is issued on a joint life basis) was at least 55 but no older than 80. Except under the circumstances set forth below, an Owner must be a natural person. See “Covered Persons, Owners, and Spouses.”
Electing the GLWB Rider after the Contract Date did not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted.
Important Consideration. When you purchased the GLWB Rider may have a significant impact on the value of your Benefit Base. For example, there were certain advantages to purchasing the GLWB Rider early. We begin “locking in” your highest Contract Value when calculating the Benefit Step-up Base on every Contract Anniversary following the Rider Start Date. Thus, the earlier you purchased the GLWB Rider, the longer the period of time during which your Benefit Base may increase due to favorable Subaccount performance. You also have an opportunity for your Benefit Base to increase by the Growth Factor utilized in our calculation of the Benefit Roll-up Base. Contract values occurring prior to the Rider Start Date do not affect the Benefit Base.
On the other hand, if you purchased the GLWB Rider too early and do not begin taking Non-Excess Withdrawals for a period of time, you may pay the GLWB Rider Charge for a longer period than is necessary. You also must comply with other Rider restrictions, such as prohibitions on changing Owners, taking Contract loans, and allocating Purchase Payments and Contract Value to the Fixed Account.
Covered Persons, Owners, and Spouses.
Covered Person. The Covered Person is the person during whose life we will make available the Annual Amount. If the Contract is owned by a single natural person, then the Covered Person must be the Owner. If the Contract is owned by a non-natural person, then the Covered Person must be the Annuitant.
•
Under the GLWB Rider, the Owner must be a natural person unless: (1) the Contract is owned by a trust (or other entity as agent for a natural person), (2) the Rider is issued with only one Covered Person, (3) only one Annuitant is named in the Contract; and (4) the Annuitant is the Covered Person.

The Covered Person cannot be changed after we issue the Rider.
Joint Covered Person. The Joint Covered Person is the person during whose life, in conjunction with the life of the Covered Person, we will make available the Annual Amount. If there are Joint Owners under the Contract, then the Joint Covered Person must be the Joint Owner.
Note:
Please remember that we impose a higher GLWB Rider Charge if there is a Joint Covered Person under the GLWB Rider. We do so because we are obligated to make the Annual Amount available for withdrawals over the lives of two individuals (so long as all of the Rider’s conditions are met).

The Joint Covered Person must be the spouse of the Covered Person on the Rider Start Date. If there is one Owner under the Contract, the Joint Covered Person also must be the sole Designated Beneficiary under the Contract prior to annuitization. If there are Joint Owners under the Contract, the Covered Person and Joint Covered Person must be the only Designated Beneficiaries under the Contract prior to annuitization.
We will make the Annual Amount available until the later of the death of the Covered Person or the death of the Joint Covered Person, provided that (a) there is no change in the status of the Joint Covered Person as the spouse of the Covered Person, and (b) there is no change in the status of the Joint Covered Person as the sole Designated Beneficiary prior to annuitization (if there is one Contract Owner) or of the Covered Person and Joint Covered Person as the only Designated Beneficiaries prior to annuitization (if there are two Contract Owners).
Note:
If the status of either (or both) of these designations changes due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person. This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.

After the Rider Start Date, the Joint Covered Person cannot be changed, even if the Covered Person has a new spouse, nor can a Joint Covered Person be added.
Joint Owners. If the GLWB Rider is elected, the Contract must be owned individually (i.e., there must be only one Owner), unless:
1.	there is only one Joint Owner,
2.	the Joint Owner is the spouse of the Owner, and
3.	prior to annuitization, the only Designated Beneficiaries under the Contract are the Owner and Joint Owner.
Note:
If the Owner and Joint Owner cease to be the spouse of each other due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person (i.e., the Owner). This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person (i.e., the

Joint Owner) is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.
In the event that the Contract is ordered to be split or otherwise divided between the Owner and Joint Owner pursuant to the terms of a divorce settlement or a divorce decree from a court of law or pursuant to any other court order incident to a divorce, we will terminate the GLWB Rider.
Change in Owner. If you add, remove, or change an Owner under your Contract (including total or partial changes incident to a divorce) after the GLWB Rider is issued, then we will terminate the Rider.
Termination of the GLWB Rider if Surviving Spouse Continues Contract. If there is only one Covered Person and he or she dies while the GLWB Rider is in effect, and if the surviving spouse of the deceased Covered Person elects to continue the Contract, then we will terminate the Rider.
The surviving spouse can elect to add a new Guaranteed Lifetime Withdrawal Benefit Rider on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract. The surviving spouse must satisfy our issue age requirements in effect at the time the Rider is purchased. We will issue a new GLWB Rider based on new variables (i.e., the Benefit Base, the Annual Amount, the Benefit Percentage, etc.). The terms of any such new GLWB Rider, including the charge for the Rider, may differ from the terms of the existing Rider.
Spouse. Under the GLWB Rider, the term ‘spouse’ has the meaning given to it under federal law for purposes of the Internal Revenue Code.
Proof of Survival. We may require proof of survival of any person upon whose life continuation of benefits depends (including, but not limited to, the Covered Person and any Joint Covered Person).
Non-Excess and Excess Withdrawals. You may make withdrawals under your Contract while the GLWB Rider is in effect. However, the amount and timing of your withdrawals may significantly reduce (or even eliminate) your ability to make lifetime withdrawals under the Rider.
•	Non-Excess Withdrawals are cumulative withdrawals made during the Contract Year that are less than or equal to the Annual Amount (see “Determining Your Annual Amount” below).
•	Excess Withdrawals are cumulative withdrawals made during the Contract Year that exceed the Annual Amount.
Note:
We have designed the GLWB Rider for you to take total Non-Excess Withdrawals up to the Annual Amount during each Contract Year. To obtain the maximum potential benefit under the GLWB Rider, your total withdrawals each Contract Year should not exceed the Annual Amount.

Excess Withdrawals reduce your Benefit Base and your Annual Amount, which may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If your Contract Value is reduced to zero due to an Excess Withdrawal, your Contract and the GLWB Rider will terminate.
A “withdrawal” includes any applicable withdrawal charges, any forfeited Credit Enhancements, any withdrawals made to pay fees to a registered investment adviser, and charges for premium taxes and/or other taxes, if applicable, and any other charges deducted upon a withdrawal or surrender. We will reduce your Contract Value by the amount of any withdrawal you make. Withdrawals made while the GLWB Rider is in effect will be subject to the same conditions, limitations, restrictions, and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the terms of your Contract, unless we specify otherwise.
Before you make a withdrawal, please note:
•
We will not assess a withdrawal charge or recapture any Credit Enhancements if you make a Non-Excess Withdrawal. However, such withdrawals will reduce your Free Withdrawal amount. For the purpose of calculating the withdrawal charge on Excess Withdrawals, Non-Excess Withdrawals do not reduce Purchase Payments.

•
If you make an Excess Withdrawal, we will assess a withdrawal charge (if otherwise applicable), reduce your Free Withdrawal amount, and recapture any Credit Enhancements, as appropriate, in the same manner in which we would do so if you had not elected the GLWB Rider and you made a withdrawal under the Contract. See “Charges and Deductions – Contingent Deferred Sales Charge” and “Optional Riders – Extra Credit”.

•
All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit and may reduce other rider benefits. Withdrawals may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters”.

Determining Your Annual Amount. Your Annual Amount is the maximum amount that you can withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.
•	Your Annual Amount is equal to the current Benefit Percentage multiplied by the current Benefit Base.
We initially calculate your Annual Amount on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.
So long as your Contract Value has not reduced to zero, you may withdraw the Annual Amount in a lump sum, in multiple withdrawals, or in a series of pre‑authorized withdrawals during the Contract Year. You can continue to take up to the Annual Amount each Contract Year until it is depleted for that year. The Annual Amount is not cumulative, which means that if you choose to withdraw only part of, or none of, your Annual Amount in any given Contract year, any portion not withdrawn will not be carried over to the next or any subsequent Contract Year.
Benefit Percentage. The initial Benefit Percentage depends on the age of the Covered Person (or for the joint life version, the age of the younger of the Covered Person and the Joint Covered Person) on the Rider Start Date, as follows:
Age	Initial Benefit Percentage
Less than 65	4.0%
At least 65 but less than 76	5.0%
Equal to or greater than 76	6.0%

We may increase the Benefit Percentage by a 2% Inflation Adjustment if certain conditions are met (see “2% Inflation Adjustment,” below).
Qualified Contracts. If you own a Qualified Contract that is in the “Required Minimum Distribution” or “RMD” phase under the Internal Revenue Code, and you are required to withdraw more than the Annual Amount we have calculated, then we will increase your Annual Amount to equal the amount required to be withdrawn under the Internal Revenue Code.
•
We determine this amount as of the beginning of the calendar year based solely on the values under your Contract. We do not include RMDs of any other assets of any Owner or Designated Beneficiary. This amount is equal to the Internal Revenue Code required minimum distribution amount calculated by us using only (1) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (2) your Contract Value (including the present value of any additional benefits provided under your Contract to the extent required to be taken into account under IRS Guidance), and (3) amounts from the current calendar year (no carry-over from past years).

Determining Your Benefit Base. Your Benefit Base is used to calculate your Annual Amount.
Note:
Your Benefit Base is only used to calculate the Annual Amount. It is not a cash value, surrender value, or death benefit, it is not available to you, it is not a minimum return for any Subaccount, and it is not a guarantee of any Contract Value.

We initially calculate your Benefit Base on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

•
Your initial Benefit Base is equal to (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

Your Benefit Base after the Rider Start Date is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.
1.	The Benefit Step-up Base:
On the Rider Start Date, the Benefit Step-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).
We recalculate the Benefit Step-up Base as follows:
a.	On each Contract Anniversary, the new Benefit Step-up Base is equal to the greater of your Contract Value on that anniversary, or (B) the then current Benefit Step-up Base.
b.
If you make an additional Purchase Payment, we will increase the then current Benefit Step-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

c.
If you make an Excess Withdrawal, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

Note:
Excess Withdrawals will reduce your Benefit Step-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Step-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

Examples of Excess Withdrawals on the Benefit Step-up Base. Example 1, assume:
(i)	At the beginning of the Contract Year, the Annual Amount is $5,000.
(ii)	During the Contract Year the Owner makes a $6,000 withdrawal, which means the Owner has made a Non-Excess Withdrawal of $5,000 and an Excess Withdrawal of $1,000.
(iii)
On the day that the Owner takes the $6,000 withdrawal, but prior to the withdrawal being processed, the then current Benefit Step-up Base is $100,000. The Contract Value is $120,000 prior to any part of the withdrawal being processed and, after the Non-Excess Withdrawal is effected but immediately before the Excess Withdrawal is effected, the Contract Value is $115,000.

When an Excess Withdrawal is made, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 – ($1,000 ÷ $115,000)) = $99,130.
Example 2, assume:
(i)	The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.
(ii)	The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.
(iii)	Immediately prior to the withdrawal of $3,000, the current Benefit Step-up Base is $100,000. The Contract Value is $50,000.

The new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 – ($3,000 ÷ $50,000)) = $94,000.
•	Note that in this case, the Excess Withdrawal is $3,000, while the reduction in Benefit Step-up Base is $6,000 (twice the amount of the Excess Withdrawal).
2.	The Benefit Roll-up Base:
On the Rider Start Date, the Benefit Roll-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).
We recalculate the Benefit Roll-up Base as follows:
(a)	On each Contract Anniversary, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 plus the Growth Factor).
We determine the Growth Factor as follows:
(i)	If you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is:
•	5.0% on Rider anniversaries 1 through 4;
•	6.0% on Rider anniversaries 5 through 8;
•	7.0% on Rider anniversaries 9 through 12; and
•	0.0% on Rider anniversaries 13 and greater.
(ii)
If you have made one or more withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is zero on every Contract Anniversary following the first withdrawal.

Note:
The value of the GLWB Rider may be affected if you delay taking withdrawals. For example, once you take a withdrawal, we will apply the 2% Inflation Adjustment (if elected) to your Benefit Percentage on each Contract Anniversary (subject to certain conditions). (See “When to Take Withdrawals” below.)

(b)
If you make an additional Purchase Payment, we will increase the then current Benefit Roll-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

(c)
If you make an Excess Withdrawal, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

Note:
Excess Withdrawals will reduce your Benefit Roll-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Roll-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

Example of Excess Withdrawals on the Benefit Roll-up Base. Assume:
(i)	The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.
(ii)	The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

(iii)	Immediately prior to the withdrawal of $3,000, the current Benefit Roll-up Base is $100,000. The Contract Value is $50,000.
The new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Roll-up Base is equal to: $100,000 x (1 – ($3,000 ÷ $50,000)) = $94,000.
•	Note that the Excess Withdrawal is $3,000, while the reduction in Benefit Roll-up Base is $6,000 (twice the amount of the Excess Withdrawal).
2% Inflation Adjustment. We are currently not requiring that customers follow the asset allocation models described below, but reserve the right to do so in the future consistent with the terms of the GLWB Rider. Accordingly, the discussion below has no current application, but rather describes the conditions and restrictions applicable to the 2% Inflation Adjustment should we require that the asset allocation models be followed in the future. Because investing in accordance with the asset allocation models is not currently required, you may wish to speak to your registered representative or other advisor about how to allocate your Contract Value among the various Subaccounts.
If your entire Contract Value has been invested in accordance with one of the asset allocation models described below since the Rider Start Date, we will increase the Benefit Percentage by an amount equal to the current Benefit Percentage multiplied by 2.0% (the “2% Inflation Adjustment”). However, no increases will be made until you make a withdrawal following the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). After you make such a withdrawal, we will begin applying the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary.
Note:
The value of the GLWB Rider may be affected if you begin taking withdrawals too soon. For example, once you take a withdrawal, we will no longer increase your Benefit Roll-up Base by the Growth Factor. (See “When to Take Withdrawals” below.)

To be eligible for the 2% Inflation Adjustment, at all times since the Rider Start Date your entire Contract Value must be invested in one of several specified asset allocation models. This means:
•	You must allocate all Purchase Payments and Contract Value in accordance with one of the asset allocation models;
•
You must elect and maintain the Asset Reallocation Option, thereby authorizing us to automatically transfer your Contract Value on a quarterly basis to restore your asset allocation model’s allocations to the original percentages in effect at the time you elected the model;

•	You may change from the current asset allocation model to another asset allocation model approved by us for use in connection with the 2% Inflation Adjustment feature;
•	You may not make other transfers among the Subaccounts; and
•	We will deduct any withdrawals you make (including withdrawals pursuant to the RIA Annual Withdrawal Allowance) from the Subaccounts in the asset allocation model on a pro rata basis.
Note:	You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs.
If at any time following the Rider Start Date all or a portion of your Contract Value is not invested in accordance with the above restrictions, then your Benefit Percentage will not be increased by the 2% Inflation Adjustment for that Contract Year or any subsequent Contract Year.
Each asset allocation model invests different percentages of Contract Value in certain of the Subaccounts. In general, the investment strategies employed by the asset allocation models include allocations that focus on (1) combining bond funds and stock funds; or (2) emphasizing stock funds while including a weighting to bond funds. Each of these asset allocation models seek to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the asset allocation models will achieve their investment objective. If you are seeking a more aggressive investment strategy, the asset allocation models required in connection with the 2% Inflation Adjustment may not be appropriate for you.
The asset allocation models approved for use with the 2% Inflation Adjustment and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted with the 2% Inflation Adjustment, you must submit new allocation instructions to us in writing. There is no charge for allocating your Contract Value in accordance with an asset allocation model.
The specific asset allocation models available to you are fully described in a separate brochure. Your sales representative can provide additional information about the asset allocation models available to you. Please talk to him or her if you have additional questions about the asset allocation models.
Example of the 2% Inflation Adjustment. Assume:
a.	the Owner added the Rider (issued with one Covered Person) at age 70,
b.	the 2% Inflation Adjustment has not been forfeited because Contract Value has at all times since the Rider Start Date been invested in accordance with the investment restrictions set forth above, and
c.	the first withdrawal (other than one within the RIA Annual Withdrawal Allowance) is in Contract Year 3.
The Benefit Percentage is equal to:
•	5.00% for Contract Years 1 and 2 (because the Owner was between ages 65 and 75 on the Rider Start Date and did not take any withdrawals),
•	5.00% for Contract Year 3 (because the withdrawal will trigger the 2% Inflation Adjustment beginning on the next Contract Anniversary),
•	5.10% for Contract Year 4 (5.00% * (1.02)),
•	5.20% for Contract Year 5 (5.00% * (1.02)2),
•	5.31% for Contract Year 6 (5.00% * (1.02)3)
•
and so forth for subsequent Contract Years (so long as the Owner continues to comply at all times with the investment restrictions set forth above). If, in Contract Year 6, the Owner fails to comply with the investment restrictions, then in all future Contract Years the Benefit Percentage will be equal to 5.31%.

RIA Annual Withdrawal Allowance. If withdrawals are made under your Contract to pay fees to a registered investment adviser, then we will not consider that withdrawal when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base, if:
•	the withdrawals are the only amount withdrawn in that Contract Year;
•	the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract;
•	we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and
•
the withdrawals do not exceed: (1) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (2) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year.

When to Take Withdrawals. You should carefully consider when to begin taking withdrawals under the GLWB Rider.
Advantages to taking withdrawals:

•	You may maximize the time during which you may take lifetime withdrawals due to longer life expectancy, and you will be paying for a benefit you are using.
•
If you have selected the 2% Inflation Adjustment feature of the Rider and have complied with the investment restrictions noted above under “2% Inflation Adjustment,” once you make a withdrawal (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) we will apply the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary (see “2% Inflation Adjustment”).

Advantages to delaying withdrawals:
•
On the first 12 Rider anniversaries, we will increase your Benefit Roll-up Base by the Growth Factor so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) (see “Benefit Roll-up Base”).

•
Withdrawals reduce your Free Withdrawal Amount, death benefit, and Contract Value, may result in receipt of taxable income (and a 10% penalty tax if made prior to age 59½), and may limit the potential for increasing your Benefit Base through higher Contract Values on Contract Anniversaries.

You should discuss with your registered representative when it may be appropriate for you to begin taking withdrawals under the GLWB Rider.
Annuitization. If you have not selected an Annuity Start Date, then while the GLWB Rider is in effect the Annuity Start Date is the day before the older Annuitant’s 95th birthday.
If the Contract Value is greater than zero on the Annuity Start Date, then you may elect to receive annual Annuity Payments equal to:
a.	the Annual Amount as of the Annuity Start Date; or
b.
the amount determined by applying the Contract Value less premium taxes and any pro rata account administration charge as of the Annuity Start Date to any of the Annuity Options available under your Contract.

If you choose option (a), then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary.
If you choose option (b), then we will make Annuity Payments pursuant to the terms of your Contract.
Note:
The payments you would receive under option (a) are different from the payments you would receive under option (b). You should consult with your registered representative to determine which option is more appropriate for you.

Reduction of Contract Value To Zero. If your Contract Value reduces to zero, one of the following will occur:
1.
If your Contract Value reduced to zero due to an Excess Withdrawal, then we will terminate your Contract and the GLWB Rider (which means your Annual Amount will no longer be available) even if your Benefit Base is greater than zero. You will not be entitled to receive any further benefits under your Contract or the Rider.

2.	If your Contract Value reduced to zero for any reason other than due to an Excess Withdrawal, then:
a.	We will make payments to you each Contract Year in an amount equal to the Annual Amount in effect as of the Valuation Date the Contract Value reduced to zero;
b.	We will make these as a series of payments pursuant to a frequency selected by you from those made available by us at that time;

c.
We will make these payments until the death of the Covered Person (or the later of the death of the Covered Person and any Joint Covered Person, if applicable, subject to the restrictions on changing Owners);

d.	You may not make any additional Purchase Payments under your Contract;
e.	You will no longer be eligible to receive a death benefit under your Contract; and
f.	We will terminate all other optional riders under your Contract.
Investment Option Restrictions. If you elected the GLWB Rider, you cannot allocate your Purchase Payments or transfer your Contract Value to the Fixed Account. If you wish to add the GLWB Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.
Restrictions on Purchase Payments. If you elected the GLWB Rider, (either on the Contract Date or on any Contract Anniversary prior to the Annuity Start Date), we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.
When discussing the GLWB Rider, all references to Purchase Payments mean the amount actually applied to Contract Value (i.e., net of any applicable premium tax or other applicable charges).
If in the future the Fixed Account becomes an available investment option under the Rider, then we may deduct a portion of the GLWB Rider Charge from Contract Value allocated to the Fixed Account.
We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates, regardless of the reason for termination.
Contract Loans. You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect.
Termination. We will terminate the GLWB Rider on the earliest of:
1.	The Valuation Date you surrender your Contract;
2.	The Annuity Start Date (subject to any obligations we may have to make payments of the Annual Amount, as set forth in the Annuitization provision above);
3.	For a GLWB Rider issued with one Covered Person, the date of the Covered Person’s death (regardless of whether the surviving spouse Beneficiary continues the Contract);
4.
For a GLWB Rider issued with a Covered Person and a Joint Covered Person, the later of the date of death of the Covered Person or the Joint Covered Person (subject to our rules relating to the designation of a Joint Covered Person—see “Covered Persons, Owners, and Spouses” above);

5.	The date of change of ownership under the Contract (including total or partial change incident to a divorce—see “Covered Persons, Owners, and Spouses” above); or
6.	The Valuation Date your Contract Value is reduced to zero due to an Excess Withdrawal.
Tax Consequences. As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules to the Rider, particularly those rules relating to distributions from your Contract, is not entirely clear. While there is some uncertainty, we intend to treat any amounts received by you under the GLWB Rider after your Contract Value reduces to zero as annuity payments for tax purposes. We also intend to treat the payments made to you under the Rider prior to the date your Contract Value reduces to zero or selection of an Annuity Option as withdrawals for tax purposes.
For Qualified Contracts, distributions attributable to the GLWB Rider will be taxed in accordance with the rules applicable to the type of Qualified Plan. We intend to treat distributions from Contracts issued as Section 403(b) annuities or traditional or Roth individual retirement annuities in the manner described above for annuities generally. (Please see “Federal Tax Matters”.) Your required minimum distribution amount may have to include the value of optional Contract provisions such as the GLWB rider. Consult a tax advisor.

Limited Exchange Opportunity. Beginning on May 1, 2008 and extending through April 30, 2009, if you currently owned the Guaranteed Minimum Withdrawal Benefit Rider, you could have exchanged that Rider for the Guaranteed Lifetime Withdrawal Benefit Rider if you were otherwise eligible to purchase the Rider. We only permitted such an exchange on a Contract Anniversary. All terms and conditions of the Guaranteed Lifetime Withdrawal Benefit Rider that were in effect on that Contract Anniversary applied. We used your Contract Value on that Contract Anniversary to calculate the Benefit Base under the Guaranteed Lifetime Withdrawal Benefit rider. If you made this exchange, you would not be permitted to later repurchase the Guaranteed Minimum Withdrawal Benefit Rider.
There are differences in the terms of the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Lifetime Withdrawal Benefit Rider, including the rider charge, the availability of the Fixed Account, and whether withdrawals under the rider may be available for a specified period or for your lifetime. You should have reviewed the discussion on each rider carefully to determine whether exchanging your existing Guaranteed Minimum Withdrawal Benefit Rider was appropriate for you.
Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account; however you will still pay the Rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.
6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment “floor.”
The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract Anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under “Annuity Options.” The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15‑year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under “Annuity Options”).
The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.
If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.
This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.
Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.
Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the Rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.	The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
•	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
•
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”) as described under “6% Dollar for Dollar Guaranteed Minimum Income Benefit.” For a discussion of the Minimum Income Benefit, see “6% Dollar for Dollar Guaranteed Minimum Income Benefit.”
In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Minimum Death Benefit, as described below.
The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit “floor.”
The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.
The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and

the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner’s 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.
This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under “Death Benefit.”
Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Minimum Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.
Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

APPENDIX C

Automatic Bonus Credit Rider

During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0‑Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.
The Bonus Credit, which was added to Contract Value, generally was equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit was equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applied the Bonus Credit to Contract Value at the time the Purchase Payment was effective, and any Bonus Credit was allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you received the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.
The Bonus Credit is subject to any applicable withdrawal charge. There was no charge for this rider.

C-1

May 1, 2018
Prospectus

NEA VALUEBUILDER VARIABLE ANNUITY

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

NEA 191	28-01917-00 2018/05/01

NEA VALUEBUILDER VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-NEA-VALU	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (each, an "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
• American Century Equity Income
• American Century Heritage
• American Century International Growth
• American Century Select
• American Century Strategic Allocation: Aggressive
• American Century Strategic Allocation: Conservative
• American Century Strategic Allocation: Moderate
• AMG Managers Fairpointe Mid Cap
• Ariel®
• Calamos® Growth
• Calamos® Growth and Income
• Calamos® High Income Opportunities (formerly Calamos® High Income)
• Dreyfus Appreciation
• Dreyfus Opportunistic Midcap Value
• Dreyfus Strategic Value
• Federated Bond
• Fidelity® Advisor Dividend Growth
• Fidelity® Advisor Real Estate
• Fidelity® Advisor Stock Selector Mid Cap3
• Fidelity® Advisor Value Strategies
• Goldman Sachs Emerging Markets Equity2
• Goldman Sachs Government Income
• Guggenheim Alpha Opportunity
• Guggenheim High Yield
• Guggenheim Large Cap Value
• Guggenheim Mid Cap Value
• Guggenheim StylePlus Large Core
• Guggenheim StylePlus Mid Growth
• Guggenheim U.S. Investment Grade Bond
• Guggenheim World Equity Income
• Invesco American Franchise
• Invesco Comstock
• Invesco Equity and Income
• Invesco Mid Cap Core Equity
• Invesco Mid Cap Growth
• Invesco Technology
• Invesco Value Opportunities
• Invesco V.I. Government Money Market
• Janus Henderson Overseas (formerly Janus Overseas)

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses and prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses and prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2018

NEA 191	Protected by U.S. Patent No. 7,251,623 B1.	28-01917-00 2018/05/01

•   Janus Henderson U.S. Managed Volatility
•  Neuberger Berman Core Bond
•  Neuberger Berman Large Cap Value
•  Neuberger Berman Sustainable Equity (formerly Neuberger Berman Socially Responsive)
•  PIMCO Foreign Bond (U.S. Dollar‑Hedged)
•  PIMCO High Yield
•  Prudential Jennison 20/20 Focus
•  Prudential Jennison Small Company4
•  Royce Opportunity
•  Royce Small-Cap Value
•  T. Rowe Price Capital Appreciation
•  T. Rowe Price Growth Stock
•  Victory RS Science and Technology
•  Victory RS Value
•  Wells Fargo Large Cap Core
•  Wells Fargo Opportunity
•  Wells Fargo Small Cap Value

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of "Closed Subaccounts under Allocation of Purchase Payments."

2
This Subaccount  is not available to members of the Teacher Retirement System of Texas who are employees of school districts or open-enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.

3
The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.

4
The Prudential Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Prudential Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Prudential Jennison Small Company Subaccount.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2018, which has been filed with the SEC, contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information, a summary prospectus or a prospectus for an Underlying Fund by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑NEA‑VALU. The table of contents of the Statement of Additional Information is set forth on page 57 of this Prospectus.
The Contract is made available under the NEA Retirement Program pursuant to an agreement between the Company and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Retirement Program (subject to limited exceptions), and MBC provides certain services in connection with the NEA Retirement Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and they do not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

2

3

Page
Other Information	52
Voting of Underlying Fund Shares	52
Changes to Investments	52
Changes to Comply with Law and Amendments	53
Reports to Owners	53
Electronic Privileges	53
State Variations	54
Legal Proceedings	54
Sale of the Contract	54
Legal Matters	55

Performance Information	56

Additional Information	56
Registration Statement	56
Financial Statements	56

Table of Contents for Statement of Additional Information	57

Objectives for Underlying Funds	57

Appendix A – Condensed Financial Information

Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010
4

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity ("annuity") — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as "we," "our," or "us."
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

5

Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner or Contractowner  — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central Time). The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

6

For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See "Separate Account."
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has its own investment objective and policies. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Fixed Account — If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.  Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims paying ability.  See "The Fixed Account."
Purchase Payments — Your initial Purchase Payment must be at least $1,000 or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account (if it is available under your Contract), subject to certain restrictions as described in "The Contract" and "The Fixed Account."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%;
•	Waiver of Withdrawal Charge;
•	Alternate Withdrawal Charge (0-Year or 4-Year); or
•	Waiver of Withdrawal Charge – 15 Years or Disability;
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider is available in every state; the Extra Credit at 4% Rider is available in every state; the Waiver of Withdrawal Charge Rider is not available in every state; the Alternate Withdrawal Charge Rider is available in every state; and the Waiver of Withdrawal Charge – 15 Years or Disability Rider is available in every state except Massachusetts. See the detailed description of each rider under "Optional Riders."
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

7

For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on the withdrawal of Purchase Payments. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount defined as follows.
The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

8

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) Annuity Options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

During the Annuity Period, under Annuity Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
For information on rider charges, please see "Optional Rider Expenses" in the Expense Table.
Teacher Retirement System of Texas – Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, only the following riders are available for purchase:
•	Annual Stepped Up Death Benefit
•	Waiver of Withdrawal Charge
Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime there-after. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."
Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the summary prospectuses or prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
9

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3112 or 1‑800‑NEA‑VALU.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

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Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge (as an annual percentage of Contract Value allocated to the Loan Account) [2]	2.75%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.90%[3]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.55%[4]
Total Separate Account Annual Expenses	2.60%
1   A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
2   The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.75% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
3   The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.90%; $25,000 or more – 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Annuity Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."
4   If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[4]	0.55%
Annual Stepped Up Death Benefit	0.20%
Waiver of Withdrawal Charge	0.05%
Waiver of Withdrawal Charge—15 Years or Disability	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[2]	0.55%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[3]	0.25%
7% Guaranteed Growth Death Benefit Rider[3]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%

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Annual Rider Charge
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[1]
Total Protection Rider	0.85%[1]
3% Extra Credit Rider[4]	0.40%
5% Extra Credit Rider[4]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
1   The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection" in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
2   If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
3   Not available to Texas residents.
4   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.65%	7.92%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.65%	1.56%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2017, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2017. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2019.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including maximum optional rider charges in the aggregate of 1.55%) and Underlying Fund fees and expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and the maximum gross annual operating expense of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,054	$2,931	$4,523	$9,909
If you do not surrender or you annuitize your Contract at the end of the applicable time period.	$421	$2,433	$4,227	$7,909

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company's indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is'ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2017, the Company had total assets under management of approximately $33 billion.  The Company's address is One Security Benefit Place, Topeka, Kansas 66636-0001.
NEA Retirement Program — The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Retirement products"). The Contract is made available under the NEA Retirement Program pursuant to an agreement (the "Agreement") between the Company and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Retirement products to be made available in their district; as a result, the NEA Retirement Program may not be available in all districts.
Under the Agreement:
•
The Company and its affiliates have the exclusive right to offer NEA Retirement products, including the Contract, under the NEA Retirement Program. However, employers of NEA members are not required to make available NEA Retirement products, and NEA members are not required to select products from any particular provider.

•
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Retirement products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

•
MBC promotes the NEA Retirement Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Retirement Program (e.g., monitoring the satisfaction of NEA members with the NEA Retirement Program, mailing welcome letters to members who purchase the Contract, listing NEA Retirement products in their membership accounts and directing participant phone calls to the Company.

•	MBC provides direct marketing assistance and cooperation to the Company in connection with the NEA Retirement Program.
Pursuant to the Agreement, which was entered into in July 2014 to replace a prior agreement, the Company pays MBC an annual fee for services provided. The annual base fee for the period beginning September 1, 2017 is
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$3,407,184 with quarterly payments of $851,796. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.
Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.
MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Retirement Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1‑800‑637‑4636.
Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See " Changes to Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

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Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund's overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a  managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets .
Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.
Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus . We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds' investment objectives, strategies and risks, please refer to the Underlying Funds' prospectuses.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these
15

payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, Security Distributors, LLC. ("SDL"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund's investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
The Company receives a $15.00 annual fee payment per participant who has Contract Value allocated to the Subaccount invested in the Dreyfus Appreciation fund.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub‑adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the
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Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC ("SE2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2, may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital
17

both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total rider charges in excess of 1.00% if you select a 0-Year Alternate Withdrawal Charge Rider:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%;
•	Waiver of Withdrawal Charge;
•	0-Year or 4-Year Alternate Withdrawal Charge; or
•	Waiver of Withdrawal Charge – 15 Years or Disability.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider is available in every state; the Extra Credit at 4% Rider is available in every state; the Waiver of Withdrawal Charge rider is not available in every state; the Alternate Withdrawal Charge Rider is available in every state; and the Waiver of Withdrawal Charge – 15 Years or Disability Rider is available in every state except Massachusetts. See the detailed description of each rider below.
For information on riders that are no longer available for purchase, please see Appendix B – Riders no Longer Available - Available for Purchase Only Prior to February 1, 2010.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.

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The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in number 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger at issue. See the discussion under "Death Benefit."
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
In the event of a full and certain partial withdrawals, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the free withdrawal amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on partial withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on partial withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as described above. In addition, the Company will recapture the Credit Enhancement,  if you exercise your right to return the Contract during the Free-Look period, in which case your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders in Appendix B.

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The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010 on a non-discriminatory basis, the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of certain broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Waiver of Withdrawal Charge — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be longstanding and indefinite.

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Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge rider is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge rider is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7‑year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the Contract Date, this rider may not be appropriate for you.  See "Extra Credit.
Waiver of Withdrawal Charge—15 Years or Disability — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 15 or more Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available - Available For Purchase Only Prior To February 1, 2010 for descriptions of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company
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will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard "good order" means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment and the Company is able to execute the requisite order(s). The application form will be provided by the Company. If you submit your application and /or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, "good order" means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment and the Company is able to execute the requisite order(s). Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account, provided that the Fixed Account is available under your Contract.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an "Automatic Allocation Program") by telephone provided the proper form is completed, signed and received at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."
If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to an Automatic Allocation Program proportionally to the
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other Subaccounts you have selected, subject to our policies regarding Closed Subaccounts   See "Closed Subaccounts" below.
Closed Subaccounts.  We reserve the right to close Subaccounts. If we close a Subaccount (a "Closed Subaccount"), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts as of the date of this Prospectus, and the effective date on which the Subaccounts were closed.
Closed Subaccounts	Effective Date
Fidelity® Advisor Stock Selector Mid Cap[1]	July 31, 2004
Fidelity® Advisor International Capital Appreciation	December 31, 2004
Prudential Jennison Small Company[1]	November 23, 2007
Invesco Small Cap Growth	July 8, 2011
Prudential QMA Small-Cap Value	April 29, 2016
Wells Fargo Growth	April 23, 2012
1 Available only to Contracts purchased prior to Effective Date

In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within the five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as otherwise provided, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or
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the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to
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charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, a transfer request will not be processed until it is in good order. In this regard, "good order" means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer and the Company is able to execute the requisite order(s).
You may also transfer Contract Value to the Fixed Account , provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below.  The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;

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•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ended on May 16, which means you could transfer back into the Guggenheim Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate
30 days
AMG Managers Fairpointe Mid Cap	30 days
Ariel®	60 days
Calamos® Growth, Calamos® Growth and Income, Calamos® High Income Opportunities	30 days
Dreyfus Appreciation, Dreyfus Opportunistic Midcap Value, Dreyfus Strategic Value	60 days
Federated Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid Cap[1], Fidelity® Advisor Value Strategies	60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income	30 days
Guggenheim Alpha Opportunity, Guggenheim High Yield, Guggenheim Large Cap Value, Guggenheim Mid Cap Value, Guggenheim StylePlus Large Core, Guggenheim StylePlus Mid Growth, Guggenheim U.S. Investment Grade Bond, Guggenheim World Equity Income
30 days
Invesco American Franchise, Invesco Comstock, Invesco Equity and Income, Invesco Mid Cap Core Equity, Invesco Mid Cap Growth, Invesco Technology, Invesco Value Opportunities	30 days
Invesco V.I. US Government Money Market	Unlimited
Janus Henderson Overseas	30 days
Janus Henderson U.S. Managed Volatility	90 days
Neuberger Berman Core Bond, Neuberger Berman Large Cap Value, Neuberger Berman Sustainable Equity	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield	30 days
Prudential Jennison 20/20 Focus, Prudential Jennison Small Company[2],	30 days
Royce Opportunity, Royce Small-Cap Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	30 days
Victory RS Science and Technology, Victory RS Value	30 days
Wells Fargo Large Cap Core, Wells Fargo Opportunity, Wells Fargo Small Cap Value	30 days
1 You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.
2 You may transfer Contract Value to the Prudential Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

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The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
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Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transactions be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of regular trading on the New York Stock Exchange (the "cut-off time") to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions normally must be received by that time. Financial transactions received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that it is

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received by the Company; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, a withdrawal will not be processed until it is in good order. In this regard, "good order" means that the withdrawal request is accompanied by a proper Withdrawal Request form (including the Owner's signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable) and the Company is able to execute the requisite order(s).
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which, the withdrawal is processed less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from
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Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancement or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different
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persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit above, as well as the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.  No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.

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Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the free withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. This charge is also deducted during the Annuity Period.  If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

During the Annuity Period, under Annuity Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

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Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010.

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Teacher Retirement System of Texas – Limits on Optional Riders — If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, only the following riders are available for purchase:
•	Annual Stepped Up Death Benefit
•	Waiver of Withdrawal Charge.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[4]	0.55%
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Waiver of Withdrawal Charge – 15 Years or Disability Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[2]	0.55%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[3]	0.25%
7% Guaranteed Growth Death Benefit Rider[3]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[1]
Total Protection Rider	0.85%[1]
3% Extra Credit Rider[4]	0.40%
5% Extra Credit Rider[4]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
1   The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection" in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

2   If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

3   Not available to Texas residents.

4   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.
The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless
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unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually for the variable annuity. In the case of Annuity Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity
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payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

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Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amounts determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account
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have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

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Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."
Contract Charges — Premium taxes and the account administration, optional Rider, and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

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Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Invesco V.I. Government Money Market suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational
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disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of interest equal to 3.0%.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.55%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is "reasonable" as required by ERISA for loans under ERISA-covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default
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for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099‑R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under "Tax Penalties."
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers

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of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See "Contingent Deferred Sales Charge."
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review
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the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's
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death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.
Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

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If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See "Section 403(b)."
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500 (for 2018).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($101,000 for a married couple filing a joint return and $63,000 for a single taxpayer in 2018). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $189,000 and $199,000 (for 2018). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification of an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $120,000 to $135,000 in adjusted gross income for 2018 ($189,000 to $199,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed
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during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse), and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The
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value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnership, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non‑qualified annuity contracts are considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

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Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company's management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

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The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

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By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company's Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC. ("SDL") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC. ("SDL"), for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDL. During fiscal years 2017, 2016, and 2015, the commission amounts paid in connection with all Contracts sold through the Separate Account were $3,183,727, $3,496,117, and $4,972,533 , respectively. The Company on behalf of SDL pays commissions to Selling Broker-Dealers for their sales, and SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing

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basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2017 in connection with the sale of its variable annuity contracts: OFG Financial Services, Inc., GWN Securities, Inc., Lincoln Investment PLNG, LLC., Cetera Advisor Networks, LLC., Securities America, Inc., Cambridge Investment RSRCH, Inc., Planmember Securities Corporation, LPL Financial Corporation, Royal Alliance Associates, Inc. and Sagepoint Financial Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Invesco V.I. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Invesco V.I. Government Money Market Subaccount yields may also become extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until July 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of any of the SEC's prescribed fees and may also be obtained for free from the SEC's web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka,  Kansas 66636 or by calling 1-800-888-2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, are included in the Statement of Additional Information.

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Table of Contents for Statement of Additional Information

The Statement of Additional Information for the NEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company its subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
    Safekeeping of Assets
ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
    Section 403(b)
    Roth 403(b)
    Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objectives of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus. A prospectus may be obtained by calling 1‑800‑NEA‑VALU.
Note:  If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century Equity Income	A	Seeks current income; capital appreciation is a secondary objective.	American Century Investments
American Century Heritage	A	Seeks long-term capital growth.	American Century Investments
American Century International Growth	A	Seeks capital growth.	American Century Investments
American Century Select	A	Seeks long-term capital growth.	American Century Investments
American Century Strategic Allocation: Aggressive	A	Seeks the highest level of total return consistent with its asset mix.	American Century Investments

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century Strategic Allocation: Conservative	A	Seeks the highest level of total return consistent with its asset mix.	American Century Investments
American Century Strategic Allocation: Moderate	A	Seeks the highest level of total return consistent with its asset mix.	American Century Investments
AMG Managers Fairpointe Mid Cap	N	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.	AMG Funds LLC	Fairpointe Capital LLC
Ariel®	Investor	Seeks long-term capital appreciation.	Ariel Investments, LLC
Calamos® Growth	A	Seeks long-term capital growth.	Calamos Advisors LLC
Calamos® Growth and Income	A	Seeks high long-term total return through growth and current income.	Calamos Advisors LLC
Calamos® High Income Opportunities	A	Seeks the highest level of current income obtainable with reasonable risk; capital gain is a secondary objective.	Calamos Advisors LLC
Dreyfus Appreciation	Investor	Seeks long-term capital appreciation consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Company
Dreyfus Opportunistic Midcap Value	A	Seeks to surpass the performance of the Russell Midcap® Value Index.	The Dreyfus Corp.
Dreyfus Strategic Value	A	Seeks capital appreciation.	The Dreyfus Corp.
Federated Bond	A	Provide as high a level of current income as is consistent with the preservation of capital.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® Advisor Dividend Growth	M	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)

Fidelity® Advisor Real Estate	M	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC
FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® Advisor Stock Selector Mid Cap	M	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)

Fidelity® Advisor Value Strategies	M	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)

Goldman Sachs Emerging Markets Equity	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. Intl.
Goldman Sachs Government Income	Service	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Mgmt. LP
Guggenheim Alpha Opportunity	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim High Yield	A	Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments
Guggenheim Large Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Mid Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim StylePlus Large Core	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim StylePlus Mid Growth	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim U.S. Investment Grade Bond	A	Provide current income.	Guggenheim Investments
Guggenheim World Equity Income	A	Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco American Franchise	A	Seeks long-term capital appreciation.	Invesco Advisors Inc
Invesco Comstock	A	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco Equity and Income	A	Seeks current income and, secondarily, capital appreciation.	Invesco Advisors Inc

59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco Mid Cap Core Equity	A	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco Mid Cap Growth	A	Seeks capital growth.	Invesco Advisors Inc
Invesco Technology	A	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Government Money Market	Series II	Provide current income consistent with preservation of capital and liquidity.	Invesco Advisors Inc
Invesco Value Opportunities	A	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Janus Henderson Overseas	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson U.S. Managed Volatility	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC	INTECH Investment Management LLC
Neuberger Berman Core Bond	A	Maximize total return consistent with capital preservation.	Newberger Berman Investment Advisers LLC
Neuberger Berman Large Cap Value	Advisor	Seeks long-term growth of capital.	Newberger Berman Investment Advisers LLC
Neuberger Berman Sustainable Equity	Trust	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.	Newberger Berman Investment Advisers LLC
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO High Yield	A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Prudential Jennison 20/20 Focus	A	Seeks long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Small Company	A	Seeks capital growth.	Prudential Investments LLC	Jennison Associates LLC
Royce Opportunity	Service	Seeks long-term growth of capital.	Royce & Associates, LP
Royce Small-Cap Value	Service	Seeks long-term growth of capital.	Royce & Associates, LP
T. Rowe Price Capital Appreciation	Advisor	Seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock	R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
Victory RS Science and Technology	A	Provide long-term capital growth.	Victory Capital Mgmt. Inc.
Victory RS Value	A	Provide long-term capital growth.	Victory Capital Mgmt. Inc.
Wells Fargo Large Cap Core	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Small Cap Value	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
60

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ending December 31. The following information does not include Subaccounts that were not available as of December 31, 2017.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Equity Income	2017	17.52	19.05	415,635
	2016	15.28	17.52	406,561
	2015	15.83	15.28	399,675
	2014	14.69	15.83	387,031
	2013	12.81	14.69	422,050
	2012	11.97	12.81	491,963
	2011	12.05	11.97	486,176
	2010	11.09	12.05	497,170
	2009	10.30	11.09	485,841
	2008	13.43	10.30	478,741
American Century Heritage	2017	16.10	18.82	107,147
	2016	16.26	16.10	104,182
	2015	16.63	16.26	96,223
	2014	16.03	16.63	95,844
	2013	12.76	16.03	78,367
	2012	11.46	12.76	94,551
	2011	12.77	11.46	353,535
	2010	10.14	12.77	126,867
	2009	7.72	10.14	120,611
	2008	14.95	7.72	105,908
American Century International Growth	2017	8.37	10.52	456,362
	2016	9.26	8.37	602,210
	2015	9.59	9.26	595,054
	2014	10.56	9.59	591,072
	2013	8.96	10.56	541,704
	2012	7.66	8.96	713,994
	2011	9.06	7.66	304,218
	2010	8.30	9.06	390,483
	2009	6.45	8.30	263,483
	2008	12.28	6.45	280,240
American Century Select	2017	10.20	12.61	161,223
	2016	10.07	10.20	158,778
	2015	9.75	10.07	163,366
	2014	9.20	9.75	173,206
	2013	7.36	9.20	189,587
	2012	6.69	7.36	444,410
	2011	6.87	6.69	221,461
	2010	6.25	6.87	233,416
	2009	4.84	6.25	238,718
	2008	8.35	4.84	241,833

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Strategic Allocation: Aggressive	2017	11.22	12.83	36,498
	2016	10.96	11.22	39,073
	2015	11.60	10.96	39,072
	2014	11.30	11.60	38,601
	2013	9.83	11.30	34,833
	2012	8.91	9.83	33,970
	2011	9.46	8.91	39,769
	2010	8.55	9.46	39,891
	2009	7.09	8.55	63,604
	2008	11.13	7.09	54,626
American Century Strategic Allocation: Conservative	2017	10.32	10.96	36,716
	2016	10.22	10.32	29,552
	2015	10.82	10.22	26,742
	2014	10.62	10.82	25,160
	2013	10.07	10.62	29,361
	2012	9.58	10.07	23,706
	2011	9.66	9.58	17,821
	2010	9.18	9.66	16,520
	2009	8.35	9.18	25,853
	2008	10.34	8.35	58,440
American Century Strategic Allocation: Moderate	2017	10.91	12.05	73,397
	2016	10.69	10.91	80,313
	2015	11.36	10.69	66,784
	2014	11.10	11.36	86,505
	2013	10.02	11.10	84,212
	2012	9.25	10.02	36,735
	2011	9.58	9.25	31,610
	2010	8.86	9.58	27,609
	2009	7.63	8.86	39,253
	2008	10.75	7.63	38,469
AMG Managers Fairpointe Mid Cap	2017	17.49	18.76	114,938
	2016	14.66	17.49	108,810
	2015	17.01	14.66	116,840
	2014	16.11	17.01	144,055
	2013	11.60	16.11	125,618
	2012	10.35	11.60	108,842
	2011	11.52	10.35	525,243
	2010	9.74	11.52	94,553
	2009	6.09	9.74	74,064
	2008	11.08	6.09	91,881
Ariel®	2017	16.76	18.68	315,814
	2016	15.08	16.76	248,380
	2015	16.35	15.08	233,120
	2014	15.32	16.35	235,894
	2013	11.01	15.32	258,534
	2012	9.52	11.01	248,205
	2011	11.16	9.52	347,313
	2010	9.21	11.16	286,827
	2009	5.86	9.21	311,110
	2008	11.78	5.86	328,335

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Calamos® Growth	2017	12.91	15.72	597,702
	2016	13.72	12.91	668,562
	2015	13.85	13.72	722,207
	2014	13.27	13.85	809,321
	2013	10.37	13.27	920,310
	2012	9.86	10.37	1,294,454
	2011	11.27	9.86	1,208,270
	2010	9.76	11.27	1,420,006
	2009	6.66	9.76	1,524,822
	2008	13.92	6.66	1,548,193
Calamos® Growth and Income	2017	14.71	16.46	447,670
	2016	14.26	14.71	490,154
	2015	14.59	14.26	549,005
	2014	14.14	14.59	632,162
	2013	12.59	14.14	739,720
	2012	12.08	12.59	843,435
	2011	12.66	12.08	954,144
	2010	11.74	12.66	1,080,647
	2009	8.91	11.74	1,137,069
	2008	13.41	8.91	1,223,342
Calamos® High Income Opportunities (formerly Calamos® High Income)	2017	11.01	11.22	19,830
	2016	10.22	11.01	19,507
	2015	11.15	10.22	22,258
	2014	11.50	11.15	100,873
	2013	11.26	11.50	24,703
	2012	10.53	11.26	250,740
	2011	10.52	10.53	112,438
	2010	9.88	10.52	43,357
	2009	7.01	9.88	53,877
	2008	10.04	7.01	19,502
Dreyfus Appreciation	2017	10.53	12.82	377,336
	2016	10.21	10.53	389,198
	2015	10.89	10.21	381,887
	2014	10.46	10.89	388,973
	2013	8.95	10.46	311,907
	2012	8.45	8.95	477,072
	2011	8.15	8.45	541,321
	2010	7.35	8.15	534,948
	2009	6.32	7.35	560,112
	2008	9.71	6.32	322,134
Dreyfus Opportunistic Midcap Value	2017	17.94	19.95	122,520
	2016	15.88	17.94	131,184
	2015	18.44	15.88	154,764
	2014	17.56	18.44	208,864
	2013	13.07	17.56	228,676
	2012	11.38	13.07	173,516
	2011	12.56	11.38	162,457
	2010	10.45	12.56	161,052
	2009	6.71	10.45	183,546
	2008	11.60	6.71	192,682

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus Strategic Value	2017	16.54	18.27	163,761
	2016	14.54	16.54	189,423
	2015	15.48	14.54	192,118
	2014	14.57	15.48	231,637
	2013	11.01	14.57	298,844
	2012	9.70	11.01	291,133
	2011	10.76	9.70	471,540
	2010	9.73	10.76	758,732
	2009	8.10	9.73	730,649
	2008	13.16	8.10	635,129
Federated Bond	2017	11.73	12.03	324,529
	2016	11.27	11.73	361,657
	2015	11.95	11.27	366,059
	2014	11.74	11.95	284,139
	2013	12.11	11.74	252,869
	2012	11.42	12.11	479,378
	2011	11.21	11.42	762,750
	2010	10.50	11.21	479,272
	2009	8.64	10.50	443,346
	2008	10.01	8.64	211,527
Fidelity® Advisor Dividend Growth	2017	10.78	12.37	177,794
	2016	10.44	10.78	175,221
	2015	10.99	10.44	187,340
	2014	10.27	10.99	207,598
	2013	8.16	10.27	210,304
	2012	7.18	8.16	200,056
	2011	8.21	7.18	203,895
	2010	7.05	8.21	213,797
	2009	4.80	7.05	236,768
	2008	8.93	4.80	235,143
Fidelity® Advisor International Capital Appreciation	2017	10.88	14.14	28,227
	2016	11.75	10.88	29,735
	2015	11.93	11.75	32,496
	2014	12.12	11.93	33,970
	2013	10.41	12.12	36,968
	2012	8.63	10.41	46,988
	2011	10.36	8.63	51,150
	2010	9.33	10.36	55,754
	2009	6.24	9.33	66,752
	2008	13.25	6.24	72,855
Fidelity® Advisor Real Estate	2017	10.12	10.06	104,042
	2016	10.02	10.12	168,217
	2015	10.12	10.02	208,747
	2014	8.14	10.12	227,550
	2013	8.36	8.14	180,416
	2012	7.38	8.36	114,863
	2011	7.16	7.38	100,131
	2010	5.79	7.16	149,468
	2009	4.42	5.79	127,296
	2008	7.68	4.42	108,075

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® Advisor Stock Selector Mid Cap	2017	13.63	15.68	34,996
	2016	12.87	13.63	33,740
	2015	13.90	12.87	35,639
	2014	13.18	13.90	41,916
	2013	10.49	13.18	38,195
	2012	9.17	10.49	34,329
	2011	10.06	9.17	38,255
	2010	8.45	10.06	44,544
	2009	6.00	8.45	49,488
	2008	13.11	6.00	51,139
Fidelity® Advisor Value Strategies	2017	14.92	17.01	80,801
	2016	14.01	14.92	92,447
	2015	15.03	14.01	96,349
	2014	14.75	15.03	103,121
	2013	11.82	14.75	103,125
	2012	9.72	11.82	116,468
	2011	11.20	9.72	110,129
	2010	9.25	11.20	119,479
	2009	6.07	9.25	125,998
	2008	12.97	6.07	123,740
Goldman Sachs Emerging Markets Equity	2017	7.51	10.65	333,383
	2016	7.45	7.51	242,863
	2015	8.25	7.45	203,141
	2014	8.51	8.25	184,095
	2013	9.18	8.51	234,931
	2012	8.15	9.18	220,823
	2011	10.66	8.15	192,308
	2010	9.55	10.66	172,968
	2009	5.61	9.55	167,052
	2008	12.84	5.61	62,882
Goldman Sachs Government Income	2017	9.12	8.91	215,659
	2016	9.40	9.12	315,642
	2015	9.76	9.40	241,716
	2014	9.77	9.76	213,390
	2013	10.44	9.77	234,455
	2012	10.61	10.44	619,763
	2011	10.37	10.61	262,805
	2010	10.30	10.37	267,506
	2009	10.26	10.30	143,240
	2008	10.18	10.26	196,100
Guggenheim Alpha Opportunity	2017	14.60	15.10	2,543
	2016	13.46	14.60	3,907
	2015	14.67	13.46	2,576
	2014	13.91	14.67	2,225
	2013	10.97	13.91	2,455
	2012	10.00	10.97	4,861
	2011	10.01	10.00	12,412
	2010	8.43	10.01	30,660
	2009	7.04	8.43	33,074
	2008	11.28	7.04	57,412

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim High Yield[2]	2017	13.94	14.33	218,476
	2016	12.44	13.94	197,914
	2015	13.25	12.44	193,577
	2014	13.60	13.25	229,874
	2013	12.73	13.60	234,838
	2012	11.33	12.73	213,644
	2011	12.20	11.33	295,995
	2010	11.04	12.20	292,371
	2009	6.73	11.04	299,581
	2008	10.02	6.73	140,032
Guggenheim Large Cap Value	2017	12.42	13.77	286,884
	2016	10.67	12.42	319,545
	2015	11.71	10.67	296,242
	2014	11.19	11.71	271,175
	2013	8.88	11.19	100,673
	2012	8.00	8.88	93,752
	2011	8.68	8.00	124,687
	2010	7.90	8.68	147,718
	2009	6.46	7.90	193,608
	2008	10.88	6.46	132,889
Guggenheim Mid Cap Value	2017	24.46	26.66	510,325
	2016	20.05	24.46	566,854
	2015	22.55	20.05	616,512
	2014	23.32	22.55	694,462
	2013	18.25	23.32	779,728
	2012	16.27	18.25	857,201
	2011	18.23	16.27	997,681
	2010	16.25	18.23	1,154,889
	2009	12.04	16.25	1,227,014
	2008	17.20	12.04	1,216,593
Guggenheim StylePlus Large Core	2017	9.23	10.83	96,170
	2016	8.50	9.23	113,672
	2015	8.75	8.50	93,466
	2014	7.92	8.75	80,363
	2013	6.41	7.92	64,725
	2012	5.93	6.41	39,164
	2011	6.45	5.93	41,804
	2010	5.80	6.45	48,622
	2009	4.68	5.80	42,919
	2008	7.79	4.68	37,418
Guggenheim StylePlus Mid Growth	2017	11.10	13.37	92,945
	2016	10.76	11.1 0	123,348
	2015	11.28	10.76	100,498
	2014	10.44	11.28	105,125
	2013	8.36	10.44	114,192
	2012	7.57	8.36	119,124
	2011	8.26	7.57	126,689
	2010	6.99	8.26	149,147
	2009	5.08	6.99	173,755
	2008	8.88	5.08	152,958

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim U.S. Investment Grade Bond	2017	9.90	10.12	515,735
	2016	9.80	9.90	541,782
	2015	10.09	9.80	537,909
	2014	9.75	10.09	473,137
	2013	9.82	9.75	511,095
	2012	9.60	9.82	571,389
	2011	9.33	9.60	590,195
	2010	9.15	9.33	632,747
	2009	8.60	9.15	694,184
	2008	10.08	8.60	297,404
Guggenheim World Equity Income	2017	10.44	11.51	388,201
	2016	9.89	10.44	482,271
	2015	10.38	9.89	432,427
	2014	10.32	10.38	422,424
	2013	8.99	10.32	446,797
	2012	8.07	8.99	465,130
	2011	9.99	8.07	477,421
	2010	9.04	9.99	511,916
	2009	7.85	9.04	579,754
	2008	13.21	7.85	563,450
Invesco American Franchise[4]	2017	8.88	10.85	69,659
	2016	9.05	8.88	74,006
	2015	8.97	9.05	75,615
	2014	8.61	8.97	80,714
	2013	6.40	8.61	89,252
	2012	5.88	6.40	141,201
	2011	6.57	5.88	94,439
	2010	5.83	6.57	116,563
	2009	4.85	5.83	126,503
	2008	8.15	4.85	131,717
Invesco Comstock	2017	13.43	15.21	492,066
	2016	11.85	13.43	624,482
	2015	13.10	11.85	779,996
	2014	12.48	13.10	922,694
	2013	9.60	12.48	1,070,155
	2012	8.39	9.60	1,352,617
	2011	8.90	8.39	744,764
	2010	8.01	8.90	791,106
	2009	6.43	8.01	855,613
	2008	10.43	6.43	1,054,226
Invesco Equity and Income	2017	14.97	15.96	305,249
	2016	13.55	14.97	301,250
	2015	14.43	13.55	389,287
	2014	13.76	14.43	442,980
	2013	11.45	13.76	575,219
	2012	10.54	11.45	423,079
	2011	11.10	10.54	474,647
	2010	10.27	11.10	503,137
	2009	8.65	10.27	548,240
	2008	11.95	8.65	513,549

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Mid Cap Core Equity	2017	14.11	15.61	72,645
	2016	13.10	14.11	52,886
	2015	14.24	13.10	64,465
	2014	14.16	14.24	151,071
	2013	11.40	14.16	66,439
	2012	10.74	11.40	76,760
	2011	11.91	10.74	87,755
	2010	11.01	11.91	103,043
	2009	8.79	11.01	98,001
	2008	12.60	8.79	78,319
Invesco Mid Cap Growth[1,6]	2017	10.05	11.82	38,949
	2016	10.41	10.05	52,900
	2015	10.69	10.41	72,931
	2014	10.30	10.69	35,983
	2013	7.81	10.30	37,292
	2012	7.27	7.81	30,372
	2011	8.32	7.27	94,410
	2010	6.79	8.32	35,221
	2009	4.43	6.79	56,180
	2008	8.80	4.43	24,913
Invesco Small Cap Growth	2017	15.18	18.23	123,116
	2016	14.18	15.18	131,271
	2015	15.02	14.18	144,534
	2014	14.50	15.02	156,330
	2013	10.78	14.50	175,422
	2012	9.47	10.78	201,957
	2011	9.97	9.47	218,662
	2010	8.21	9.97	301,086
	2009	6.35	8.21	328,212
	2008	10.78	6.35	306,194
Invesco Technology	2017	6.01	7.78	73,282
	2016	6.32	6.01	83,761
	2015	6.16	6.32	83,077
	2014	5.79	6.16	83,176
	2013	4.83	5.79	44,619
	2012	4.54	4.83	49,579
	2011	4.88	4.54	59,065
	2010	4.20	4.88	53,667
	2009	2.76	4.20	54,513
	2008	5.18	2.76	43,528
Invesco Value Opportunities[5]	2017	9.43	10.62	204,572
	2016	8.31	9.43	212,504
	2015	9.64	8.31	232,552
	2014	9.40	9.64	250,912
	2013	7.38	9.40	265,272
	2012	6.52	7.38	275,879
	2011	7.02	6.52	291,426
	2010	6.83	7.02	327,564
	2009	4.69	6.83	340,510
	2008	10.12	4.69	328,381
Invesco V.I. Government Money Market	2017	9.85	9.50	265,171
	2016[7]	10.00	9.85	262,202

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Janus Henderson Overseas (formerly Janus Overseas)	2017	5.54	6.97	208,002
	2016	6.20	5.54	266,830
	2015	7.07	6.20	319,190
	2014	8.54	7.07	386,328
	2013	7.94	8.54	387,033
	2012	7.37	7.94	360,456
	2011	11.42	7.37	457,981
	2010	9.98	11.42	685,600
	2009	6.11	9.98	658,209
	2008	12.47	6.11	481,453
Janus Henderson U.S. Managed Volatility	2017[8]	10.00	10.75	62,037
Neuberger Berman Core Bond	2017	10.44	10.38	420,343
	2016	10.59	10.44	597,797
	2015	11.03	10.59	788,919
	2014	10.89	11.03	986,937
	2013	11.66	10.89	1,072,291
	2012	11.45	11.66	414,998
	2011	11.20	11.45	407,351
	2010	10.71	11.20	390,224
	2009	9.46	10.71	359,447
	2008	10.30	9.46	545,720
Neuberger Berman Large Cap Value	2017	10.61	11.53	15,521
	2016	8.63	10.61	15,439
	2015	10.26	8.63	19,371
	2014	9.65	10.26	16,555
	2013	7.66	9.65	15,827
	2012	6.83	7.66	13,648
	2011	8.03	6.83	17,381
	2010	7.26	8.03	28,148
	2009	4.85	7.26	21,804
	2008	10.54	4.85	17,022
Neuberger Berman Sustainable Equity (formerly Neuberger Berman Socially Responsive)	2017	13.30	15.14	48,628
	2016	12.59	13.30	50,859
	2015	13.16	12.59	61,041
	2014	12.41	13.16	33,803
	2013	9.35	12.41	68,009
	2012	8.78	9.35	26,948
	2011	9.41	8.78	29,336
	2010	7.99	9.41	32,309
	2009	6.37	7.99	29,100
	2008	10.84	6.37	18,982
PIMCO Foreign Bond (U.S. Dollar‑Hedged)	2017	11.81	11.68	222,576
	2016	11.55	11.81	135,813
	2015	12.04	11.55	142,495
	2014	11.34	12.04	185,630
	2013	11.76	11.34	114,435
	2012	11.07	11.76	163,768
	2011	10.85	11.07	147,078
	2010	10.41	10.85	202,351
	2009	9.16	10.41	119,291
	2008	9.82	9.16	86,099

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO High Yield	2017	15.24	15.63	125,404
	2016	14.11	15.24	145,514
	2015	15.00	14.11	231,444
	2014	15.15	15.00	170,966
	2013	14.95	15.15	188,022
	2012	13.62	14.95	281,310
	2011	13.66	13.62	227,952
	2010	12.48	13.66	255,341
	2009	9.04	12.48	266,021
	2008	12.36	9.04	297,634
Prudential Jennison 20/20 Focus	2017	12.17	14.82	110,784
	2016	12.27	12.17	109,599
	2015	12.21	12.27	127,270
	2014	11.94	12.21	146,289
	2013	9.64	11.94	195,194
	2012	8.87	9.64	222,818
	2011	9.60	8.87	269,936
	2010	9.30	9.60	240,131
	2009	6.15	9.30	209,315
	2008	10.61	6.15	115,291
Prudential Jennison Small Company	2017	13.65	15.68	31,131
	2016	12.54	13.65	35,696
	2015	13.55	12.54	54,818
	2014	13.07	13.55	39,603
	2013	10.12	13.07	55,531
	2012	9.30	10.12	27,307
	2011	9.86	9.30	27,736
	2010	8.16	9.86	40,714
	2009	6.21	8.16	40,989
	2008	10.43	6.21	35,286
Prudential QMA Small-Cap Value[3]	2017	12.69	12.94	17,901
	2016	9.88	12.69	22,150
	2015	11.21	9.88	138,054
	2014	10.71	11.21	151,706
	2013	8.27	10.71	203,036
	2012	7.65	8.27	47,841
	2011	7.82	7.65	5,932
	2010	6.51	7.82	7,261
	2009	5.77	6.51	2,025
	2008	9.34	5.77	1,479
Royce Opportunity	2017	13.11	15.31	112,866
	2016	10.52	13.11	126,376
	2015	12.71	10.52	94,308
	2014	13.31	12.71	74,785
	2013	9.67	13.31	46,551
	2012	8.24	9.67	61,401
	2011	9.86	8.24	30,405
	2010	7.69	9.86	33,105
	2009	4.94	7.69	36,790
	2008	9.47	4.94	26,428

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Royce Small-Cap Value	2017	11.49	11.63	94,739
	2016	9.87	11.49	88,838
	2015	11.59	9.87	99,144
	2014	12.06	11.59	110,670
	2013	9.81	12.06	129,686
	2012	9.31	9.81	157,098
	2011	10.46	9.31	203,699
	2010	8.70	10.46	259,496
	2009	6.25	8.70	242,643
	2008	9.88	6.25	180,429
T. Rowe Price Capital Appreciation	2017	14.22	15.73	329,672
	2016	13.71	14.22	328,253
	2015	13.56	13.71	359,053
	2014	12.60	13.56	314,927
	2013	10.73	12.60	258,804
	2012	9.76	10.73	176,949
	2011	9.86	9.76	139,591
	2010	9.01	9.86	151,591
	2009	7.06	9.01	155,427
	2008	10.11	7.06	134,045
T. Rowe Price Growth Stock	2017	13.96	17.85	231,614
	2016	14.38	13.96	236,328
	2015	13.56	14.38	243,685
	2014	13.02	13.56	237,026
	2013	9.77	13.02	231,284
	2012	8.59	9.77	343,545
	2011	9.06	8.59	591,394
	2010	8.10	9.06	434,622
	2009	5.91	8.10	523,038
	2008	10.68	5.91	437,296
Victory RS Science and Technology	2017	17.04	23.73	16,172
	2016	15.57	17.04	6,712
	2015	15.29	15.57	7,705
	2014	15.10	15.29	7,282
	2013	10.79	15.10	15,182
	2012	10.36	10.79	6,042
	2011	12.22	10.36	17,429
	2010	9.34	12.22	45,919
	2009	5.54	9.34	38,347
	2008	11.74	5.54	27,166
Victory RS Value	2017	11.61	13.11	80,602
	2016	10.89	11.61	49,238
	2015	12.07	10.89	188,587
	2014	11.24	12.07	51,875
	2013	8.49	11.24	53,034
	2012	7.76	8.49	54,221
	2011	9.07	7.76	142,219
	2010	7.51	9.07	47,777
	2009	5.66	7.51	48,319
	2008	10.10	5.66	45,590

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Growth	2017	12.55	16.25	36,113
	2016	13.17	12.55	37,303
	2015	13.36	13.17	41,632
	2014	13.40	13.36	52,548
	2013	10.47	13.40	54,862
	2012	9.33	10.47	70,712
	2011	8.99	9.33	186,040
	2010	7.40	8.99	165,272
	2009	5.22	7.40	105,185
	2008	9.10	5.22	127,038
Wells Fargo Large Cap Core	2017	10.65	12.62	61,402
	2016	10.22	10.65	60,651
	2015	10.61	10.22	66,847
	2014	9.64	10.61	89,919
	2013	7.22	9.64	105,407
	2012	6.43	7.22	20,733
	2011	6.69	6.43	29,230
	2010	6.60	6.69	20,286
	2009	4.93	6.60	19,674
	2008	8.44	4.93	18,977
Wells Fargo Opportunity	2017	13.09	15.11	25,762
	2016	12.17	13.09	40,746
	2015	13.08	12.17	22,667
	2014	12.36	13.08	39,570
	2013	9.89	12.36	28,088
	2012	9.00	9.89	166,409
	2011	10.05	9.00	28,720
	2010	8.61	10.05	39,708
	2009	6.08	8.61	43,447
	2008	10.60	6.08	46,833

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Small Cap Value	2017	21.16	23.17	236,164
	2016	16.57	21.16	258,623
	2015	19.30	16.57	289,641
	2014	19.39	19.30	336,808
	2103	17.54	19.39	392,807
	2012	16.12	17.54	496,959
	2011	18.13	16.12	492,654
	2010	15.79	18.13	648,986
	2009	10.82	15.79	679,258
	2008	18.25	10.82	679,946
1   Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Invesco Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.

2   Effective July 25, 2008, the Security Income Opportunity Fund merged into the Guggenheim High Yield. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.

3   Effective April 15, 2011, the Prudential Small-Cap Core Equity Fund merged into the Prudential Small-Cap Value Fund (now known as Prudential QMA Small-Cap Value Fund). The values in the table for periods prior to the merger reflect investment in the Prudential Small-Cap Core Equity Fund.

4   Effective May 23, 2011, the Invesco Large Cap Growth Fund merged into the Invesco American Franchise Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Large Cap Growth Fund.

5   Effective May 23, 2011, the Invesco Basic Value Fund merged into the Invesco Value Opportunities Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Basic Value Fund.

6   Effective July 12, 2013, the Invesco Dynamics Fund merged into the Invesco Mid Cap Growth Fund.

7   For the period August 19, 2016 (date of inception) through December 31, 2016.

8   For the period June 23, 2017 (date of inception) through December 31, 2017. Effective June 23, 2017, the INTECH U.S. Core Fund merged into the Janus Henderson U.S. Managed Volatility Fund. The INTECH U.S. Core Subaccount was no longer an investment option under the Contract as of June 23, 2017.

A-13

Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and the Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.
Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
B-1

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.	The Annual Stepped Up Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
•	"Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

B-2

•
"Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the
B-3

Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your "Benefit Amount" was equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."  If you purchased the Contract and did not elect this rider at issue, it is no longer available for you to add to your Contract.
Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

B-4

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the free withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences.

B-5

Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Invesco V.I. Government Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.

B-6

Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Waiver of Withdrawal Charge—10 Years or Disability (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—Hardship (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—5 Years and Age 59½ (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Owner is age 59½ or older; and
•	The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

B-7

Prospectus
SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

May 1, 2018

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC.

6919	32-69190-00 2018/05/01

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Security Benefit Advisor Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•  American Century Diversified Bond
•  American Century Equity Income
•  American Century Heritage
•  American Century International Bond
•  American Century International Growth
•  American Century Select
•  American Century Strategic Allocation: Aggressive
•  American Century Strategic Allocation: Conservative
•  American Century Strategic Allocation: Moderate
•  American Century Ultra®
•  AMG Managers Fairpointe Mid Cap
•  Baron Asset
•   BlackRock® Advantage Small Cap Growth
•  BlackRock® Equity Dividend
•  BlackRock® Global Allocation
•  BlackRock® International Dividend (formerly BlackRock® International Opportunities)
•  Calamos® Growth and Income
•  Calamos® High Income Opportunities (formerly Calamos® High Income)
•  Dreyfus Appreciation
•  Dreyfus Opportunistic Midcap Value
•  Dreyfus Strategic Value
•  Federated Bond
•  Fidelity® Advisor Dividend Growth
•  Fidelity® Advisor Leveraged Company Stock
•  Fidelity® Advisor New Insights
•  Fidelity® Advisor Real Estate
•  Fidelity® Advisor Stock Selector Mid Cap2
•  Fidelity® Advisor Value Strategies

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses and prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses and prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with an Extra Credit Rider or Bonus Match Rider, may be higher than expenses for a contract without an Extra Credit Rider or Bonus Match Rider. The amount of Credit Enhancement, or Bonus Amount and applicable Additional Amounts, may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.
Date:  May 1, 2018

6919	Protected by U.S. Patent No. 7,251,623 B1.	32-69190-00 2018/05/01

•  Goldman Sachs Emerging Markets Equity
•  Goldman Sachs Government Income
•  Guggenheim Alpha Opportunity
•  Guggenheim Floating Rate Strategies
•  Guggenheim High Yield
•  Guggenheim Large Cap Value
•  Guggenheim Long Short Equity
•  Guggenheim Macro Opportunities
•  Guggenheim Managed Futures Strategy
•  Guggenheim Mid Cap Value
•  Guggenheim Multi-Hedge Strategies
•  Guggenheim Small Cap Value
•  Guggenheim StylePlus Large Core
•  Guggenheim StylePlus Mid Growth
•  Guggenheim Total Return Bond
•  Guggenheim U.S. Investment Grade Bond
•  Guggenheim World Equity Income
•  Invesco American Franchise
•  Invesco Comstock
•  Invesco Energy
•  Invesco Equity and Income
•  Invesco Gold & Precious Metals
•  Invesco Mid Cap Core Equity
•  Invesco Mid Cap Growth
•  Invesco Technology
•  Invesco Value Opportunities
•  Invesco V.I. Government Money Market
•  Ivy Asset Strategy
•  Janus Henderson Mid Cap Value (formerly Perkins Mid Cap Value)
•  Janus Henderson Overseas (formerly Janus Overseas)
•  Janus Henderson U.S. Managed Volatility
•  Neuberger Berman Large Cap Value
•  Neuberger Berman Sustainable Equity (formerly Neuberger Berman Socially Responsive)
•  Northern Global Tactical Asset Allocation
•  Northern Large Cap Value
•  Oak Ridge Small Cap Growth
•  Oppenheimer Developing Markets
•  Oppenheimer Discovery
•  Oppenheimer Global
•  PIMCO All Asset
•  PIMCO CommodityRealReturn Strategy
•  PIMCO Emerging Markets Bond
•  PIMCO Foreign Bond (U.S. Dollar‑Hedged)
•  PIMCO Low Duration
•  PIMCO Real Return
•  PIMCO StocksPLUS® Small Fund
•  PIMCO Total Return
•  Pioneer Strategic Income
•  Prudential Jennison 20/20 Focus
•  Prudential Jennison Mid Cap Growth
•  Prudential Jennison Natural Resources
•  Prudential Jennison Small Company3
•  Royce Opportunity
•  Royce Small-Cap Value
•  T. Rowe Price Capital Appreciation
•  T. Rowe Price Growth Stock
•  T. Rowe Price Retirement 2010
•  T. Rowe Price Retirement 2015
•  T. Rowe Price Retirement 2020
•  T. Rowe Price Retirement 2025
•  T. Rowe Price Retirement 2030
•  T. Rowe Price Retirement 2035
•  T. Rowe Price Retirement 2040
•  T. Rowe Price Retirement 2045
•  T. Rowe Price Retirement 2050
•  T. Rowe Price Retirement 2055
•  T. Rowe Price Retirement Balanced
•  Victory RS Science and Technology
•  Victory RS Value
•   Virtus Ceredex Mid Cap Value Equity (formerly RidgeWorth Ceredex Mid Cap Value Equity)
•  Wells Fargo Large Cap Core
•  Wells Fargo Opportunity
•  Wells Fargo Small Cap Value

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of-“Closed Subaccounts under Allocation of Purchase Payments.”

2
The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.

3
The Prudential Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Prudential Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Prudential Jennison Small Company Subaccount.

2

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2018, which has been filed with the SEC, contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  57 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

3

4

5

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Additional Amount — An amount the Company may add to Contract Value under the Bonus Match Rider.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Amount — An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code.
Company – Security Benefit Life Insurance Company, the Company is also identified herin as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See “The Fixed Account.”

6

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner or Contractowner  — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central Time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

7

The Separate Account and the Underlying Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has its own investment objective and policies.
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Fixed Account — If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. See “The Fixed Account.”
Purchase Payments — Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals , from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% Rider. The Company makes this rider available only at issue. You may not terminate the rider after issue. The Extra Credit at 4% Rider is available in every state. See the detailed description of the Extra Credit at 4% Rider under “Optional Riders.”
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

8

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on the withdrawal of Purchase Payments. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount defined as follows.
The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and Additional Amounts that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract. The Company assesses a monthly charge in connection with this waiver feature. This waiver is not optional and the Company will assess the monthly charge for this waiver on all Contracts issued on or after July 1, 2012 whether or not the Owner exercises the waiver or complies with its terms. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.
Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment, Bonus Amount, or Additional Amount Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) Annuity Options that provide for payments for life, or a period of at least seven years. See “Contingent Deferred Sales Charge.”

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Charge for Certain Waivers of the Withdrawal Charge. For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge under certain circumstances. The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. See “Charge for Certain Waivers of the Withdrawal Charge.”
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

During the Annuity Period, under Annuity Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See “Mortality and Expense Risk Charge.”
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value.
For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.
Teacher Retirement System of Texas – Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% Rider.
Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the summary prospectuses or prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

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The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free Withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

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Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge (as an annual percentage of Contract Value allocated to the Loan Account) [2]	2.75%
Charge for Certain Waivers of the Withdrawal Charge (as a percentage of Contract Value)	0.25%[3]
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.90%[4]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.55%[5]
Total Separate Account Annual Expenses	2.60%
1 A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

2 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.75% plus the charge for Certain Waivers of the Withdrawal Charge and the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%. The highest net cost of a loan is therefore 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge and the amount of any applicable rider charges.

3  For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. During the Annuity Period, we will continue to deduct the monthly charge if Annuity Option 5 or 6 is selected. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”

4 The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.90%; $25,000 or more – 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Annuity Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”

5 If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[3]	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[4]	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3 % Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%

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Annual Rider Charge
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[1]	0.25%
7% Guaranteed Growth Death Benefit Rider[1]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[2]
Total Protection Rider	0.85%[2]
3% Extra Credit Rider[3]	0.40%
5% Extra Credit Rider[3]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
Bonus Match Rider	$25[5]
1 Not available to Texas residents.

2 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010.

The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

3 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4 If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.

5 The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

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Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.62%	7.92%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.46%	1.56%
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2017, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2017. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2 Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2019.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, the charge for Certain Waivers of the Withdrawal Charge, separate account annual expenses (including maximum optional rider charges in the aggregate of 1.55%) and Underlying Fund fees and expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and the maximum gross annual operating expense of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,065	$2,958	$4,561	$7,956
If you do not surrender or you annuitize your Contract at the end of the applicable time period.	$ 433	$2,461	$4,267	$7,956

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company’s  indirect parent, Eldridge Industries, LLC. Owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2017, the Company had total assets under management of approximately $33 billion.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or
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claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be
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riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.
Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses and prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses and prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, Security Distributors, LLC (“SDL”), the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or adminis-
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tered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre‑determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund. The Company also receives a $12.00 annual fee payment per participant invested in the Oppenheimer funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from a minimum of 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code (“Qualified Plan”).
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Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.
Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% Rider. The Company makes this rider available only at issue. You cannot change or cancel the rider after it is issued. The Extra Credit at 4% rider is available in every state.

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For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the free withdrawal amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012. Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders in Appendix B and C.
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and
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Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis, the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Riders Available for Purchase Only Prior to February 1, 2010 or July 1, 2012 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available - Available For Purchase Only Prior To February 1, 2010 and Appendix C – Riders Available For Purchase Only Prior To July 1, 2012 for descriptions of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment and the Company is able to execute the requisite order(s). The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to compete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after
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the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment and the Company is able to execute the requisite order(s). Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account, provided that the Fixed Account is available under your Contract.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”
If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to an Automated Allocation Program proportionally to the other Subaccounts you have selected, subject to our policies regarding Closed Subaccounts. See “Closed Subaccounts” below.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts as of the date of this Prospectus, and the effective date on which the Subaccounts were closed.
Closed Subaccounts	Effective Date
Clearbridge Small Cap Growth	June 30, 2014
Fidelity® Advisor International Capital Appreciation	December 31, 2004
Fidelity® Advisor Stock Selector Mid Cap[1]	July 31, 2004
Invesco Small Cap Growth	July 8, 2011
Northern Large Cap Core	January 9, 2015
Prudential Jennison Small Company[1]	November 23, 2007
Prudential QMA Small Cap Value	April 29, 2016

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Closed Subaccounts	Effective Date
Victory RS Partners	March 25, 2011
Wells Fargo Growth	April 23, 2012
1 Available only to Contracts purchased prior to Effective Date

In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within the five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts.  Except as otherwise provided, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option
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are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.”
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received
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at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer and the Company is able to execute the requisite order(s).
You may also transfer Contract Value to the Fixed Account provided that the Fixed Account is available under you Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may
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send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17, and ended on May 16, which means you could transfer back into the Guggenheim Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century Diversified Bond, American Century Equity Income, American Century Heritage, American Century International Bond, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century Ultra®
30 days
AMG Managers Fairpointe Mid Cap	30 days
Baron Asset	90 days
BlackRock® Advantage Small Cap Growth, BlackRock® Equity Dividend, BlackRock® Global Allocation, BlackRock® International Dividend	30 days
Calamos® Growth and Income, Calamos® High Income Opportunities	30 days
Dreyfus Appreciation, Dreyfus Opportunistic Midcap Value, Dreyfus Strategic Value	60 days
Federated Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Leveraged Company Stock, Fidelity® Advisor New Insights, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid Cap[1], Fidelity® Advisor Value Strategies
60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income	30 days
Guggenheim Alpha Opportunity, Guggenheim Floating Rate Strategies, Guggenheim High Yield, Guggenheim Large Cap Value, Guggenheim Long Short Equity, Guggenheim Macro Opportunities, Guggenheim Managed Futures Strategy, Guggenheim Mid Cap Value, Guggenheim Multi‑Hedge Strategies, Guggenheim Small Cap Value, Guggenheim StylePlus Large Core, Guggenheim StylePlus Mid Growth, Guggenheim Total Return Bond, Guggenheim U.S. Investment Grade Bond, Guggenheim World Equity Income
30 days
Invesco American Franchise, Invesco Comstock, Invesco Energy, Invesco Equity and Income, Invesco Gold & Precious Metals, Invesco Mid Cap Core Equity, Invesco Mid Cap Growth, Invesco Technology, Invesco Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Ivy Asset Strategy	60 days
Janus Henderson Mid Cap Value, Janus Henderson Overseas	30 days
Janus Henderson U.S. Managed Volatility	90 days
Neuberger Berman Large Cap Value, Neuberger Berman Sustainable Equity	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Northern Global Tactical Asset Allocation, Northern Large Cap Value	60 days
Oak Ridge Small Cap Growth	30 days
Oppenheimer Developing Markets, Oppenheimer Discovery, Oppenheimer Global	30 days
PIMCO All Asset, PIMCO CommodityRealReturn Strategy, PIMCO Emerging Markets Bond, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Low Duration, PIMCO Real Return, PIMCO StocksPLUS® Small Fund, PIMCO Total Return
30 days
Pioneer Strategic Income	30 days
Prudential Jennison 20/20 Focus, Prudential Jennison Mid-Cap Growth, Prudential Jennison Natural Resources, Prudential Jennison Small Company[2]	30 days
Royce Opportunity, Royce Small-Cap Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, T. Rowe Price Retirement 2010, T. Rowe Price Retirement 2015, T. Rowe Price Retirement 2020, T. Rowe Price Retirement 2025, T. Rowe Price Retirement 2030, T. Rowe Price Retirement 2035, T. Rowe Price Retirement 2040, T. Rowe Price Retirement 2045, T. Rowe Price Retirement 2050, T. Rowe Price Retirement 2055, T. Rowe Price Retirement Balanced
30 days
Victory RS Science and Technology, Victory RS Value	30 days
Virtus Ceredex Mid Cap Value Equity	30 days
Wells Fargo Large Cap Core, Wells Fargo Opportunity, Wells Fargo Small Cap Value	30 days
1 You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

2 You may transfer Contract Value to the Prudential Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and
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procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
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•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, Bonus Amounts, and Additional Amounts allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transactions be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional riders (other than the Bonus Match Rider) (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of regular trading on the New York Stock Exchange (the “cut-off time”) to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m.
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Central time , so financial transactions normally must be received by that time . Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that it is received by the Company at the Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a proper Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable) and the Company is able to execute the requisite order(s).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charges on partial withdrawals (including systematic withdrawals) from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the
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Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you
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as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancement or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010, as well as the discussion of the Annual Stepped Up Death Benefit in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on
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the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
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The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts that exceeds the free withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract. The Company assesses a monthly charge in connection with this waiver feature. This waiver is not optional, and the Company will assess the monthly charge for this waiver on all Contracts issued on or after July 1, 2012 whether or not the Owner exercises the waiver or complies with its terms. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”
The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment, Bonus Amount, or Additional Amount Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Charge for Certain Waivers of the Withdrawal Charge — For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge
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in the event: (1) the Contract has been in force for 10 or more Contract Years at the time of withdrawal and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. The Company will deduct the monthly charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly charge for the life of the Contract if you elect Annuity Option 5 or 6. The Company will deduct the monthly charge even if the waiver is not being provided.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. This charge is also deducted during the Annuity Period. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

During the Annuity Period, under Annuity Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial with-
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drawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. Currently, only the Extra Credit at 4% rider is available for purchase. The Company makes this rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
Teacher Retirement System of Texas – Limits on Optional Riders — If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% rider.
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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[3]	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[4]	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[1]	0.25%
7% Guaranteed Growth Death Benefit Rider[1]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[2]
Total Protection Rider	0.85%[2]
3% Extra Credit Rider[3]	0.40%
5% Extra Credit Rider[3]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
Bonus Match Rider	$25[5]
1 Not available to Texas residents.
2 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
3 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4 If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
5 The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

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Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s summary prospectus or prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.
The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set
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forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider you may apply the Minimum Income Benefit to purchase a (fixed) Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in
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the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and
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administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.
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Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes and the account administration, optional Rider and withdrawal charges, as well as the charge for Certain Waivers of the Withdrawal Charge, will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, the charge for Certain Waivers of the Withdrawal Charge and any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

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Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the
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date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Invesco V.I. Government Money Market suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

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Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer’s Plan or program for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of interest equal to 3.0%.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.75% plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.25% + 0.55%). Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA-covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099‑R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a
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loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

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Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

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Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or ERISA. Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

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If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre‑tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

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If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($101,000 for a married couple filing a joint return and $63,000 for a single tax-payer in 2018). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $189,000 and $199,000 (for 2018). Nondeduc-tible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non‑deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification of an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $120,000 to $135,000 in adjusted gross income for 2018 ($189,000 to $199,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any
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Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one ”eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

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Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

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Medicare Tax. Distributions from non-qualified annuity contracts are considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion
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between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded
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line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC. (“SDL”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC (“SDL”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2017, 2016 and, 2015, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $3,183,727, $3,496,117, and $4,972,533 , respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

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Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2017 in connection with the sale of its variable annuity contracts: OFG Financial Services, Inc., GWN Securities, Inc., Lincoln Investment PLNG, LLC., Cetera Advisor Networks, LLC., Securities America, Inc., Cambridge Investment RSRCH, Inc., Planmember Securities Corporation, LPL Financial Corporation, Royal Alliance Associates, Inc. and Sagepoint Financial Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Invesco V.I. Government Money Market is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Invesco V.I. Government Money Market Subaccount may also be extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, the charge for Certain Waivers of the Withdrawal Charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until September 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained for free from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, are included in the Statement of Additional Information.
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Table of Contents for Statement of Additional Information

The Statement of Additional Information for the Security Benefit Advisor Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective(s) of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectuses and prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus and may be obtained by calling 1‑800‑888‑2461.
NOTE:  If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century Diversified Bond	A	Seeks a high level of income by investing in non-money market debt securities.	American Century Investments
American Century Equity Income	A	Seeks current income; capital appreciation is a secondary objective.	American Century Investments
American Century Heritage	A	Seeks long-term capital growth.	American Century Investments
American Century International Bond	A	Seeks total return.	American Century Investments
American Century International Growth	A	Seeks capital growth.	American Century Investments
American Century Select	A	Seeks long-term capital growth.	American Century Investments

57

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century Strategic Allocation: Aggressive	A	Seeks the highest level of total return consistent with its asset mix.	American Century Investments
American Century Strategic Allocation: Conservative	A	Seeks the highest level of total return consistent with its asset mix.	American Century Investments
American Century Strategic Allocation: Moderate	A	Seeks the highest level of total return consistent with its asset mix.	American Century Investments
American Century Ultra®	A	Seeks long-term capital growth.	American Century Investments
AMG Managers Fairpointe Mid Cap	N	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.	AMG Funds LLC	Fairpointe Capital LLC
Baron Asset	Retail	Seeks capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.	BAMCO, Inc.
BlackRock® Advantage Small Cap Growth	A	Seeks long-term capital growth.	BlackRock Advisors, LLC
BlackRock® Equity Dividend	A	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock® Global Allocation	A
Provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.
BlackRock Advisors, LLC
BlackRock® International Dividend	A	Seeks long-term capital appreciation.	BlackRock Advisors, LLC	BlackRock International Limited
Calamos® Growth and Income	A	Seeks high long-term total return through growth and current income.	Calamos Advisors LLC
Calamos® High Income Opportunities	A	Seeks the highest level of current income obtainable with reasonable risk; capital gain is a secondary objective.	Calamos Advisors LLC
Dreyfus Appreciation	Investor	Seeks long-term capital appreciation consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Company
Dreyfus Opportunistic Midcap Value	A	Seeks to surpass the performance of the Russell Midcap® Value Index.	The Dreyfus Corp.
Dreyfus Strategic Value	A	Seeks capital appreciation.	The Dreyfus Corp.
Federated Bond	A	Provide as high a level of current income as is consistent with the preservation of capital.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® Advisor Dividend Growth	M	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)

58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® Advisor Leveraged Company Stock	M	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)
Fidelity® Advisor New Insights	M	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)
Fidelity® Advisor Real Estate	M	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)
Fidelity® Advisor Stock Selector Mid Cap	M	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)
Fidelity® Advisor Value Strategies	M	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;FMR Co., Inc. (FMRC)
Goldman Sachs Emerging Markets Equity	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. Intl.
Goldman Sachs Government Income	Service	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Mgmt. LP
Guggenheim Alpha Opportunity	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Floating Rate Strategies	A	Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim High Yield	A	Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments

59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim Large Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Long Short Equity	P	Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim Macro Opportunities	A	Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim Managed Futures Strategy	P	Achieve absolute returns.	Guggenheim Investments
Guggenheim Mid Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Multi‑Hedge Strategies	P	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim Small Cap Value	A	Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim StylePlus Large Core	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim StylePlus Mid Growth	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Total Return Bond	A	Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim U.S. Investment Grade Bond	A	Provide current income.	Guggenheim Investments
Guggenheim World Equity Income	A	Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco American Franchise	A	Seeks long-term capital appreciation.	Invesco Advisors Inc
Invesco Comstock	A	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco Energy	A	Seeks long-term growth of capital.	Invesco Advisors Inc	Invesco Canada Ltd.
Invesco Equity and Income	A	Seeks current income and, secondarily, capital appreciation.	Invesco Advisors Inc
Invesco Gold & Precious Metals	A	Seeks long-term growth of capital.	Invesco Advisors Inc	Invesco Canada Ltd.
Invesco Mid Cap Core Equity	A	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco Mid Cap Growth	A	Seeks capital growth.	Invesco Advisors Inc
Invesco Technology	A	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Government Money Market	Series II	Provide current income consistent with preservation of capital and liquidity.	Invesco Advisors Inc
Invesco Value Opportunities	A	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Ivy Asset Strategy	A	Seeks to provide total return.	Ivy Investment Mgmt. Co.
Janus Henderson Mid Cap Value	S	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Management LLC
Janus Henderson Overseas	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC

60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Janus Henderson U.S. Managed Volatility	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC	INTECH Investment Management LLC
Neuberger Berman Large Cap Value	Advisor	Seeks long-term growth of capital.	Newberger Berman Investment Advisers LLC
Neuberger Berman Sustainable Equity	Trust	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Northern Global Tactical Asset Allocation	A	Provide long-term capital appreciation and current income.	Northern Trust Investments, Inc.
Northern Large Cap Value		Seeks long-term capital appreciation.	Northern Trust Investments, Inc.
Oak Ridge Small Cap Growth	A	Seeks capital appreciation.	Oak Ridge Investments, LLC
Oppenheimer Developing Markets	A	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Discovery	A	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Global	A	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO All Asset	R	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO CommodityRealReturn Strategy	A	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO Emerging Markets Bond	A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Low Duration	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Real Return	R	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO StocksPLUS® Small Fund	A	Seeks total return which exceeds that of the Russell 2000® Index.	PIMCO
PIMCO Total Return	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Pioneer Strategic Income	A	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt., Inc.
Prudential Jennison 20/20 Focus	A	Seeks long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Mid‑Cap Growth	A	Seeks long-term capital appreciation.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Natural Resources	A	Seeks long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Small Company	A	Seeks capital growth.	Prudential Investments LLC	Jennison Associates LLC
Royce Opportunity	Service	Seeks long-term growth of capital.	Royce & Associates, LP

61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Royce Small-Cap Value	Service	Seeks long-term growth of capital.	Royce & Associates, LP
T. Rowe Price Capital Appreciation	Advisor	Seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock	R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2010	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement Balanced	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Victory RS Science and Technology	A	Provide long-term capital growth.	Victory Capital Mgmt. Inc.
Victory RS Value	A	Provide long-term capital growth.	Victory Capital Mgmt. Inc.
Virtus Ceredex Mid Cap Value Equity	A	Seeks to provide capital appreciation; current income is a secondary objective.	RidgeWorth Invetments	Ceredex Value Advisors LLC
Wells Fargo Large Cap Core	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Small Cap Value	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

62

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ending December 31. The following information does not include Subaccounts that were not available as of December 31, 2017.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Diversified Bond	2017	9.02	8.94	47,403
	2016	9.17	9.02	50,674
	2015	9.54	9.17	55,755
	2014	9.39	9.54	44,526
	2013	10.02	9.39	44,022
	2012[9]	10.00	10.02	219
American Century Equity Income	2017	17.52	19.05	139,773
	2016	15.28	17.52	127,505
	2015	15.83	15.28	133,209
	2014	14.69	15.83	128,023
	2013	12.81	14.69	132,712
	2012	11.97	12.81	131,216
	2011	12.05	11.97	157,484
	2010	11.09	12.05	148,971
	2009	10.30	11.09	135,324
	2008	13.43	10.30	112,234
American Century Heritage	2017	16.10	18.82	28,187
	2016	16.26	16.10	35,872
	2015	16.63	16.26	49,465
	2014	16.03	16.63	49,243
	2013	12.76	16.03	52,558
	2012	11.46	12.76	61,613
	2011	12.77	11.46	101,137
	2010	10.14	12.77	67,228
	2009	7.72	10.14	56,038
	2008	14.95	7.72	45,288
American Century International Bond	2017	7.20	7.63	567
	2016	7.49	7.20	549
	2015	8.39	7.49	885
	2014	9.01	8.39	285
	2013	9.90	9.01	0
	2012[9]	10.00	9.90	0
American Century International Growth	2017	8.37	10.52	98,638
	2016	9.26	8.37	106,348
	2015	9.59	9.26	130,161
	2014	10.56	9.59	122,243
	2013	8.96	10.56	88,309
	2012	7.66	8.96	153,469
	2011	9.06	7.66	168,755
	2010	8.30	9.06	103,890
	2009	6.45	8.30	103,169
	2008	12.28	6.45	110,790

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Select	2017	10.20	12.61	50,209
	2016	10.07	10.20	49,053
	2015	9.75	10.07	45,743
	2014	9.20	9.75	41,612
	2013	7.36	9.20	38,314
	2012	6.69	7.36	39,017
	2011	6.87	6.69	75,621
	2010	6.25	6.87	73,928
	2009	4.84	6.25	71,734
	2008	8.35	4.84	69,278
American Century Strategic Allocation: Aggressive	2017	11.22	12.83	56,868
	2016	10.96	11.22	53,322
	2015	11.60	10.96	55,551
	2014	11.30	11.60	57,436
	2013	9.83	11.30	51,915
	2012	8.91	9.83	54,291
	2011	9.46	8.91	64,439
	2010	8.55	9.46	61,803
	2009	7.09	8.55	50,379
	2008	11.13	7.09	33,935
American Century Strategic Allocation: Conservative	2017	10.32	10.96	33,495
	2016	10.22	10.32	38,413
	2015	10.82	10.22	38,129
	2014	10.62	10.82	72,534
	2013	10.07	10.62	76,386
	2012	9.58	10.07	71,727
	2011	9.66	9.58	70,743
	2010	9.18	9.66	49,086
	2009	8.35	9.18	17,862
	2008	10.34	8.35	18,054
American Century Strategic Allocation: Moderate	2017	10.91	12.05	381,806
	2016	10.69	10.91	396,018
	2015	11.36	10.69	388,592
	2014	11.10	11.36	382,622
	2013	10.02	11.10	355,847
	2012	9.25	10.02	315,569
	2011	9.58	9.25	264,613
	2010	8.86	9.58	198,166
	2009	7.63	8.86	119,469
	2008	10.75	7.63	40,957
American Century Ultra®	2017	15.13	19.15	22,717
	2016	15.11	15.13	22,394
	2015	14.84	15.11	24,878
	2014	14.07	14.84	27,228
	2013	10.71	14.07	27,882
	2012	9.78	10.71	23,009
	2011	10.07	9.78	34,957
	2010	9.01	10.07	24,537
	2009	6.94	9.01	21,833
	2008	12.41	6.94	19,439

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AMG Managers Fairpointe Mid Cap	2017	17.49	18.76	49,289
	2016	14.66	17.49	46,772
	2015	17.01	14.66	44,668
	2014	16.11	17.01	49,215
	2013	11.60	16.11	38,577
	2012	10.35	11.60	39,979
	2011	11.52	10.35	107,974
	2010	9.74	11.52	85,902
	2009	6.09	9.74	83,971
	2008	11.08	6.09	72,767
Baron Asset	2017	12.79	15.52	48,000
	2016	12.52	12.79	33,714
	2015	13.03	12.52	39,708
	2014	12.37	13.03	39,234
	2013	9.26	12.37	35,832
	2012	8.35	9.26	35,773
	2011	8.95	8.35	44,511
	2010	7.67	8.95	70,000
	2009	6.06	7.67	31,422
	2008	10.63	6.06	17,023
BlackRock® Advantage Small Cap Growth	2017	13.47	14.85	6,928
	2016	12.39	13.47	4,949
	2015	13.41	12.39	2,098
	2014	13.69	13.41	1,776
	2013	9.82	13.69	1,653
	2012[9]	10.00	9.82	546
BlackRock® Equity Dividend	2017	13.40	15.00	43,789
	2016	12.01	13.40	75,585
	2015	12.54	12.01	72,138
	2014	11.95	12.54	68,842
	2013	9.99	11.95	63,455
	2012[9]	10.00	9.99	57,545
BlackRock® Global Allocation	2017	10.26	11.18	34,046
	2016	10.28	10.26	22,550
	2015	10.81	10.28	20,142
	2014	11.03	10.81	7,964
	2013	10.02	11.03	7,012
	2012[9]	10.00	10.02	242
BlackRock® International Dividend (formerly BlackRock® International Opportunities)	2017	9.68	10.83	29,795
	2016	10.01	9.68	33,927
	2015	10.51	10.01	34,746
	2014	12.34	10.51	26,074
	2013	10.51	12.34	13,820
	2012[9]	10.00	10.51	16,702

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Calamos® Growth and Income	2017	11.56	12.93	44,913
	2016	11.21	11.56	42,279
	2015	11.46	11.21	44,081
	2014	11.11	11.46	46,161
	2013	9.89	11.11	44,208
	2012	9.49	9.89	45,931
	2011	9.95	9.49	42,175
	2010	9.22	9.95	40,898
	2009	7.00	9.22	30,311
	2008	10.54	7.00	17,123
Calamos® High Income Opportunities (formerly Calamos® High Income)	2017	11.01	11.22	19,929
	2016	10.22	11.01	15,690
	2015	11.15	10.22	20,930
	2014	11.50	11.15	23,279
	2013	11.26	11.50	27,937
	2012	10.53	11.26	16,214
	2011	10.52	10.53	13,261
	2010	9.88	10.52	15,104
	2009	7.01	9.88	5,912
	2008	10.04	7.01	3,461
ClearBridge Small Cap Growth	2017	12.66	15.21	1,185
	2016	12.44	12.66	1,467
	2015	13.60	12.44	2,220
	2014	13.69	13.60	2,352
	2013	9.81	13.69	14,923
	2012[9]	10.00	9.81	13,718
Dreyfus Appreciation	2017	10.52	12.82	50,987
	2016	10.21	10.52	57,728
	2015	10.89	10.21	73,537
	2014	10.45	10.89	80,807
	2013	8.95	10.45	81,497
	2012	8.45	8.95	121,024
	2011	8.15	8.45	231,081
	2010	7.35	8.15	251,474
	2009	6.32	7.35	252,428
	2008	9.71	6.32	293,790
Dreyfus Opportunistic Midcap Value	2017	17.94	19.85	40,904
	2016	15.88	17.94	40,055
	2015	18.44	15.88	54,582
	2014	17.56	18.44	56,748
	2013	13.07	17.56	60,781
	2012	11.38	13.07	43,975
	2011	12.56	11.38	51,488
	2010	10.45	12.56	48,100
	2009	6.71	10.45	49,467
	2008	11.60	6.71	41,600

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus Strategic Value	2017	16.54	18.27	65,291
	2016	14.54	16.54	66,657
	2015	15.48	14.54	71,945
	2014	14.57	15.48	81,136
	2013	11.01	14.57	83,975
	2012	9.70	11.01	139,611
	2011	10.76	9.70	200,374
	2010	9.73	10.76	176,946
	2009	8.10	9.73	181,378
	2008	13.16	8.10	152,630
Federated Bond	2017	11.73	12.03	225,880
	2016	11.27	11.73	236,936
	2015	11.95	11.27	225,651
	2014	11.74	11.95	157,987
	2013	12.11	11.74	126,464
	2012	11.42	12.11	105,036
	2011	11.21	11.42	96,029
	2010	10.50	11.21	64,403
	2009	8.64	10.50	50,005
	2008	10.01	8.64	19,075
Fidelity® Advisor Dividend Growth	2017	10.78	12.37	43,383
	2016	10.44	10.78	46,002
	2015	10.99	10.44	58,811
	2014	10.27	10.99	55,532
	2013	8.16	10.27	57,779
	2012	7.18	8.16	56,555
	2011	8.21	7.18	64,794
	2010	7.05	8.21	56,980
	2009	4.80	7.05	64,406
	2008	8.93	4.80	51,258
Fidelity® Advisor International Capital Appreciation	2017	10.88	14.14	3,802
	2016	11.75	10.88	3,966
	2015	11.93	11.75	8,237
	2014	12.12	11.93	8,956
	2013	10.41	12.12	8,750
	2012	8.63	10.41	9,093
	2011	10.36	8.63	19,585
	2010	9.33	10.36	23,490
	2009	6.24	9.33	24,770
	2008	13.25	6.24	25,248
Fidelity® Advisor Leveraged Company Stock	2017	13.47	15.16	3,448
	2016	12.87	13.47	3,706
	2015	14.24	12.87	9,156
	2014	14.09	14.24	9,343
	2013	10.76	14.09	4,709
	2012[9]	10.00	10.76	100
Fidelity® Advisor New Insights	2017	13.07	16.05	136,867
	2016	12.82	13.07	138,149
	2015	13.05	12.82	125,319
	2014	12.45	13.05	145,432
	2013	9.80	12.45	81,097
	2012[9]	10.00	9.80	1,078

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® Advisor Real Estate	2017	22.80	22.66	38,452
	2016	22.58	22.80	45,926
	2015	22.78	22.58	49,691
	2014	18.34	22.78	52,083
	2013	18.83	18.34	49,021
	2012	16.62	18.83	48,937
	2011	16.13	16.62	38,437
	2010	13.03	16.13	46,638
	2009	9.94	13.03	38,038
	2008	17.31	9.94	35,452
Fidelity® Advisor Stock Selector Mid Cap	2017	13.63	15.68	11,273
	2016	12.87	13.63	11,181
	2015	13.90	12.87	12,611
	2014	13.18	13.90	14,717
	2013	10.49	13.18	15,289
	2012	9.17	10.49	15,342
	2011	10.06	9.17	18,651
	2010	8.45	10.06	23,323
	2009	6.00	8.45	27,207
	2008	13.11	6.00	24,049
Fidelity® Advisor Value Strategies	2017	14.92	17.01	41,621
	2016	14.01	14.92	46,564
	2015	15.03	14.01	55,892
	2014	14.75	15.03	58,941
	2013	11.82	14.75	58,689
	2012	9.72	11.82	60,298
	2011	11.20	9.72	62,092
	2010	9.25	11.20	63,011
	2009	6.07	9.25	70,533
	2008	12.97	6.07	65,678
Goldman Sachs Emerging Markets Equity	2017	7.51	10.65	89,562
	2016	7.45	7.51	74,036
	2015	8.25	7.45	72,193
	2014	8.51	8.25	53,400
	2013	9.18	8.51	67,686
	2012	8.15	9.18	96,156
	2011	10.66	8.15	74,430
	2010	9.55	10.66	77,264
	2009	5.61	9.55	52,731
	2008	12.84	5.61	20,827
Goldman Sachs Government Income	2017	9.12	8.91	166,826
	2016	9.40	9.12	197,933
	2015	9.76	9.40	216,714
	2014	9.77	9.76	219,393
	2013	10.44	9.77	224,338
	2012	10.61	10.44	229,254
	2011	10.37	10.61	199,078
	2010	10.30	10.37	182,127
	2009	10.26	10.30	128,307
	2008	10.18	10.26	29,209

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim Alpha Opportunity	2017	20.50	21.19	4,866
	2016	18.89	20.50	6,594
	2015	20.59	18.89	6,850
	2014	19.52	20.59	7,883
	2013	15.40	19.52	9,727
	2012	14.04	15.40	10,666
	2011	14.06	14.04	15,226
	2010	11.83	14.06	19,563
	2009	9.88	11.83	25,017
	2008	15.83	9.88	39,372
Guggenheim Floating Rate Strategies	2017	10.47	10.41	203,580
	2016	10.14	10.47	144,161
	2015	10.43	10.14	150,462
	2014	10.58	10.43	134,967
	2013	10.31	10.58	114,342
	2012[9]	10.00	10.31	71
Guggenheim High Yield[2]	2017	15.80	16.24	92,242
	2016	14.11	15.80	87,046
	2015	15.02	14.11	100,261
	2014	15.42	15.02	99,294
	2013	14.43	15.42	104,706
	2012	12.84	14.43	146,430
	2011	13.83	12.84	138,833
	2010	12.52	13.83	114,388
	2009	7.63	12.52	132,540
	2008	11.52	7.63	64,515
Guggenheim Large Cap Value	2017	12.42	13.77	36,584
	2016	10.67	12.42	51,962
	2015	11.71	10.67	42,355
	2014	11.19	11.71	55,294
	2013	8.88	11.19	39,306
	2012	8.00	8.88	31,769
	2011	8.68	8.00	32,368
	2010	7.90	8.68	31,544
	2009	6.46	7.90	27,065
	2008	10.88	6.46	24,495
Guggenheim Long Short Equity	2017	11.86	13.10	33,421
	2016	12.29	11.86	35,094
	2015	12.63	12.29	38,843
	2014	12.78	12.63	38,899
	2013	11.24	12.78	48,813
	2012	11.24	11.24	60,305
	2011	12.55	11.24	68,533
	2010	11.78	12.55	57,586
	2009	9.62	11.78	44,885
	2008	16.73	9.62	58,847
Guggenheim Macro Opportunities	2017	10.68	10.78	1,103
	2016	10.08	10.68	712
	2015	10.64	10.08	695
	2014	10.52	10.64	0
	2013	10.54	10.52	0
	2012[9]	10.00	10.54	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim Managed Futures Strategy	2017	7.56	7.83	107
	2016	9.27	7.56	95
	2015	9.74	9.27	70
	2014	9.20	9.74	71
	2013	9.17	9.20	411
	2012[9]	10.00	9.17	0
Guggenheim Mid Cap Value	2017	24.46	26.66	83,579
	2016	20.05	24.46	92,418
	2015	22.55	20.05	97,684
	2014	23.32	22.55	107,278
	2013	18.25	23.32	105,188
	2012	16.27	18.25	97,235
	2011	18.23	16.27	166,020
	2010	16.25	18.23	174,108
	2009	12.04	16.25	187,034
	2008	17.20	12.04	178,993
Guggenheim Multi-Hedge Strategies	2017	9.06	9.02	589
	2016	9.47	9.06	472
	2015	9.73	9.47	397
	2014	9.65	9.73	391
	2013	9.89	9.65	345
	2012[9]	10.00	9.89	0
Guggenheim Small Cap Value	2017	13.75	13.68	15,287
	2016	11.32	13.75	14,853
	2015	12.72	11.32	15,225
	2014	13.45	12.72	17,634
	2013	10.29	13.45	24,136
	2012[9]	10.00	10.29	0
Guggenheim StylePlus Large Core	2017	9.23	10.83	26,110
	2016	8.50	9.23	34,813
	2015	8.75	8.50	19,290
	2014	7.92	8.75	19,457
	2013	6.41	7.92	22,249
	2012	5.93	6.41	18,910
	2011	6.45	5.93	16,807
	2010	5.80	6.45	13,591
	2009	4.68	5.80	12,529
	2008	7.79	4.68	11,148
Guggenheim StylePlus Mid Growth	2017	11.19	13.37	48,687
	2016	10.76	11.19	52,730
	2015	11.28	10.76	51,189
	2014	10.44	11.28	62,485
	2013	8.36	10.44	61,848
	2012	7.57	8.36	58,787
	2011	8.26	7.57	69,208
	2010	6.99	8.26	80,024
	2009	5.08	6.99	78,685
	2008	8.88	5.08	62,550

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim Total Return Bond	2017	10.56	10.79	44,681
	2016	10.38	10.56	37,037
	2015	10.70	10.38	22,985
	2014	10.32	10.70	5,613
	2013	10.53	10.32	2,656
	2012[9]	10.00	10.53	0
Guggenheim U.S. Investment Grade Bond	2017	9.90	10.12	96,081
	2016	9.80	9.90	122,409
	2015	10.09	9.80	113,086
	2014	9.75	10.09	106,720
	2013	9.82	9.75	77,347
	2012	9.60	9.82	69,439
	2011	9.33	9.60	95,494
	2010	9.15	9.33	112,594
	2009	8.60	9.15	93,548
	2008	10.08	8.60	23,135
Guggenheim World Equity Income	2017	10.44	11.51	182,189
	2016	9.89	10.44	193,782
	2015	10.38	9.89	182,621
	2014	10.32	10.38	186,620
	2013	8.99	10.32	185,461
	2012	8.07	8.99	118,524
	2011	9.99	8.07	226,593
	2010	9.04	9.99	217,103
	2009	7.85	9.04	201,241
	2008	13.21	7.85	186,078
Invesco American Franchise[6]	2017	8.88	10.85	55,924
	2016	9.05	8.88	53,410
	2015	8.97	9.05	59,413
	2014	8.61	8.97	60,994
	2013	6.40	8.61	61,247
	2012	5.88	6.40	61,087
	2011	6.57	5.88	67,250
	2010	5.83	6.57	66,560
	2009	4.85	5.83	74,705
	2008	8.15	4.85	83,742
Invesco Comstock	2017	13.43	15.21	270,120
	2016	11.85	13.43	256,312
	2015	13.10	11.85	288,883
	2014	12.48	13.10	296,286
	2013	9.60	12.48	344,725
	2012	8.39	9.60	193,885
	2011	8.90	8.39	280,999
	2010	8.01	8.90	232,910
	2009	6.43	8.01	247,977
	2008	10.43	6.43	324,281
Invesco Energy	2017	7.03	6.20	15,200
	2016	5.87	7.03	14,065
	2015	8.64	5.87	9,157
	2014	10.86	8.64	10,076
	2013	9.23	10.86	2,140
	2012[9]	10.00	9.23	27,314

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Equity and Income	2017	14.97	15.96	258,969
	2016	13.55	14.97	255,838
	2015	14.43	13.55	281,675
	2014	13.76	14.43	285,785
	2013	11.45	13.76	285,682
	2012	10.54	11.45	270,751
	2011	11.10	10.54	262,087
	2010	10.27	11.10	242,739
	2009	8.65	10.27	232,006
	2008	11.95	8.65	177,395
Invesco Gold & Precious Metals	2017	4.81	4.85	15,911
	2016	3.23	4.81	13,804
	2015	4.46	3.23	12,415
	2014	5.07	4.46	11,223
	2013	9.61	5.07	16,194
	2012[9]	10.00	9.61	13,241
Invesco Mid Cap Core Equity	2017	14.11	15.61	43,419
	2016	13.10	14.11	41,533
	2015	14.24	13.10	44,817
	2014	14.16	14.24	58,208
	2013	11.40	14.16	62,389
	2012	10.74	11.40	52,555
	2011	11.91	10.74	84,355
	2010	11.01	11.91	85,401
	2009	8.79	11.01	76,343
	2008	12.60	8.79	63,060
Invesco Mid Cap Growth[1,7]	2017	10.05	11.82	21,347
	2016	10.41	10.05	22,212
	2015	10.69	10.41	21,562
	2014	10.30	10.69	21,606
	2013	7.81	10.30	24,075
	2012	7.27	7.81	15,934
	2011	8.32	7.27	14,928
	2010	6.79	8.32	14,228
	2009	4.43	6.79	17,186
	2008[10]	10.00	4.43	16,153
Invesco Small Cap Growth	2017	15.18	18.23	27,308
	2016	14.18	15.18	29,009
	2015	15.02	14.18	34,904
	2014	14.50	15.02	40,711
	2013	10.78	14.50	44,227
	2012	9.47	10.78	48,474
	2011	9.97	9.47	54,811
	2010	8.21	9.97	65,603
	2009	6.35	8.21	74,846
	2008	10.78	6.35	85,957

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Technology	2017	6.01	7.78	43,005
	2016	6.32	6.01	47,432
	2015	6.16	6.32	48,781
	2014	5.79	6.16	50,928
	2013	4.83	5.79	52,778
	2012	4.54	4.83	52,866
	2011	4.88	4.54	50,606
	2010	4.20	4.88	55,599
	2009	2.76	4.20	68,499
	2008	5.18	2.76	91,597
Invesco Value Opportunities[5]	2017	9.43	10.62	28,949
	2016	8.31	9.43	24,639
	2015	9.64	8.31	25,810
	2014	9.40	9.64	26,336
	2013	7.38	9.40	26,177
	2012	6.52	7.38	25,536
	2011	7.02	6.52	35,302
	2010	6.83	7.02	37,141
	2009	4.69	6.83	39,593
	2008	10.12	4.69	40,127
Invesco V.I. Government Money Market	2017	9.85	9.50	130,958
	2016[11]	10.00	9.85	164,485
Ivy Asset Strategy	2017	8.81	10.03	26,743
	2016	9.68	8.81	27,273
	2015	10.99	9.68	30,321
	2014	12.04	10.99	28,704
	2013	10.07	12.04	20,319
	2012[9]	10.00	10.07	3,130
Janus Henderson Mid Cap Value (formerly Perkins Mid Cap Value)	2017	13.07	14.29	16,733
	2016	11.48	13.07	26,026
	2015	12.44	11.48	13,753
	2014	11.90	12.44	4,126
	2013	9.85	11.90	97
	2012[9]	10.00	9.85	25,218
Janus Henderson Overseas (formerly Janus Overseas)	2017	5.54	6.97	179,796
	2016	6.20	5.54	150,919
	2015	7.07	6.20	155,466
	2014	8.54	7.07	192,587
	2013	7.94	8.54	192,055
	2012	7.37	7.94	160,278
	2011	11.42	7.37	277,410
	2010	9.98	11.42	279,369
	2009	6.11	9.98	225,754
	2008	12.47	6.11	174,579
Janus Henderson U.S. Managed Volatility	2017[12]	10.00	10.75	16,322

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Neuberger Berman Large Cap Value	2017	10.61	11.53	59,436
	2016	8.63	10.61	60,167
	2015	10.26	8.63	64,814
	2014	9.65	10.26	67,649
	2013	7.66	9.65	65,064
	2012	6.83	7.66	56,726
	2011	8.03	6.83	47,947
	2010	7.26	8.03	39,738
	2009	4.85	7.26	30,966
	2008	10.54	4.85	7,320
Neuberger Berman Sustainable Equity (formerly Neuberger Berman Socially Responsive)	2017	13.30	15.14	12,251
	2016	12.59	13.30	18,172
	2015	13.16	12.59	21,122
	2014	12.41	13.16	16,093
	2013	9.35	12.41	22,415
	2012	8.78	9.35	21,525
	2011	9.41	8.78	31,063
	2010	7.99	9.41	18,940
	2009	6.37	7.99	13,323
	2008	10.84	6.37	8,614
Northern Global Tactical Asset Allocation	2017	11.63	12.77	11,147
	2016	11.08	11.63	12,078
	2015	11.79	11.08	17,902
	2014	12.00	11.79	20,869
	2013	11.18	12.00	20,209
	2012	10.20	11.18	21,330
	2011	10.60	10.20	19,872
	2010	9.95	10.60	16,872
	2009	8.61	9.95	14,058
	2008	11.36	8.61	10,358
Northern Large Cap Core[8]	2017	14.48	16.75	5,682
	2016	13.53	14.48	7,230
	2015	14.29	13.53	8,278
	2014	13.61	14.29	11,772
	2013	10.74	13.61	12,462
	2012	9.71	10.74	12,889
	2011	10.15	9.71	23,623
	2010	9.16	10.15	10,883
	2009	7.41	9.16	9,116
	2008	12.93	7.41	9,575
Northern Large Cap Value	2017	14.83	16.06	9,915
	2016	13.19	14.83	10,321
	2015	14.59	13.19	13,030
	2014	13.71	14.59	12,793
	2013	10.52	13.71	11,432
	2012	9.60	10.52	12.712
	2011	10.96	9.60	12,799
	2010	10.05	10.96	13,363
	2009	8.33	10.05	13,405
	2008	13.12	8.33	16,346

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Oak Ridge Small Cap Growth	2017	12.13	13.87	4,643
	2016	12.34	12.13	2,947
	2015	13.46	12.34	6,196
	2014	13.47	13.46	5,566
	2013	10.08	13.47	129
	2012[9]	10.00	10.08	0
Oppenheimer Developing Markets	2017	8.35	10.83	27,671
	2016	8.13	8.35	28,032
	2015	9.83	8.13	22,930
	2014	10.74	9.83	29,555
	2013	10.31	10.74	22,625
	2012[9]	10.00	10.31	1,333
Oppenheimer Discovery	2017	12.62	15.67	9,878
	2016	12.59	12.62	4,761
	2015	12.83	12.59	3,171
	2014	13.64	12.83	1,762
	2013	9.71	13.64	1,884
	2012[9]	10.00	9.71	590
Oppenheimer Global	2017	12.25	16.05	30,970
	2016	12.71	12.25	20,977
	2015	12.73	12.71	29,265
	2014	12.96	12.73	16,604
	2013	10.63	12.96	35,324
	2012[9]	10.00	10.63	1,622
PIMCO All Asset	2017	9.79	10.65	35,661
	2016	9.04	9.79	55,087
	2015	10.38	9.04	63,447
	2014	10.79	10.38	76,562
	2013	11.22	10.79	90,564
	2012	10.18	11.22	80,651
	2011	10.42	10.18	66,644
	2010	9.61	10.42	81,500
	2009	8.21	9.61	73,871
	2008	10.17	8.21	16,190
PIMCO CommodityRealReturn Strategy	2017	4.91	4.83	17,863
	2016	4.47	4.91	22,454
	2015	6.29	4.47	29,041
	2014	8.03	6.29	18,164
	2013	9.82	8.03	18,464
	2012[9]	10.00	9.82	3,226
PIMCO Emerging Markets Bond	2017	9.49	10.05	1,513
	2016	8.62	9.49	886
	2015	9.25	8.62	890
	2014	9.56	9.25	779
	2013	10.69	9.56	3,515
	2012[9]	10.00	10.69	144

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO Foreign Bond (U.S. Dollar‑Hedged)	2017	11.81	11.68	121,257
	2016	11.55	11.81	111,782
	2015	12.04	11.55	120,321
	2014	11.34	12.04	153,397
	2013	11.76	11.34	110,635
	2012	11.07	11.76	89,560
	2011	10.85	11.07	62,479
	2010	10.41	10.85	45,729
	2009	9.16	10.41	33,592
	2008	9.82	9.16	17,540
PIMCO Low Duration	2017	8.67	8.45	4,991
	2016	8.90	8.67	11,973
	2015	9.25	8.90	8,392
	2014	9.60	9.25	4,199
	2013	10.03	9.60	19,350
	2012[9]	10.00	10.03	4,912
PIMCO Real Return	2017	9.59	9.52	114,967
	2016	9.55	9.59	129,977
	2015	10.28	9.55	144,662
	2014	10.40	10.28	182,029
	2013	11.97	10.40	194,049
	2012	11.47	11.97	348,395
	2011	10.76	11.47	284,963
	2010	10.45	10.76	206,303
	2009	9.20	10.45	212,774
	2008	10.29	9.20	225,526
PIMCO StocksPLUS® Small Fund	2017	15.55	17.53	86,425
	2016	12.98	15.55	89,485
	2015	14.53	12.98	36,887
	2014	14.26	14.53	29,448
	2013	10.84	14.26	50,004
	2012[9]	10.00	10.84	1,219
PIMCO Total Return	2017	10.45	10.50	230,874
	2016	10.66	10.45	228,036
	2015	11.08	10.66	217,244
	2014	11.07	11.08	259,989
	2013	11.82	11.07	294,420
	2012	11.21	11.82	402,013
	2011	11.26	11.21	388,210
	2010	10.83	11.26	374,465
	2009	9.96	10.83	274,846
	2008	9.95	9.96	188,369
Pioneer Strategic Income	2017	9.97	10.09	9,826
	2016	9.64	9.97	10,229
	2015	10.17	9.64	8,975
	2014	10.11	10.17	8,903
	2013	10.36	10.11	2,805
	2012[9]	10.00	10.36	1,484

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Prudential Jennison 20/20 Focus	2017	12.17	14.82	131,309
	2016	12.27	12.17	130,739
	2015	12.21	12.27	137,662
	2014	11.94	12.21	143,453
	2013	9.64	11.94	136,109
	2012	8.87	9.64	190,285
	2011	9.60	8.87	176,664
	2010	9.30	9.60	151,432
	2009	6.15	9.30	98,709
	2008	10.61	6.15	41,145
Prudential Jennison Mid Cap Growth	2017	11.81	13.88	8,101
	2016	11.82	11.81	7,230
	2015	12.64	11.82	11,101
	2014	12.04	12.64	5,446
	2013	9.80	12.04	6,686
	2012[9]	10.00	9.80	25,472
Prudential Jennison Natural Resources	2017	6.45	6.52	2,905
	2016	5.00	6.45	1,863
	2015	7.37	5.00	803
	2014	9.57	7.37	684
	2013	9.06	9.57	344
	2012[9]	10.00	9.06	113
Prudential Jennison Small Company	2017	13.65	15.68	11,747
	2016	12.54	13.65	12,233
	2015	13.55	12.54	12,859
	2014	13.07	13.55	13,548
	2013	10.12	13.07	21,179
	2012	9.30	10.12	11,750
	2011	9.86	9.30	15,969
	2010	8.16	9.86	11,777
	2009	6.21	8.16	9,712
	2008	10.43	6.21	7,349
Prudential QMA Small-Cap Value[4]	2017	12.69	12.94	15,901
	2016	9.88	12.69	20,189
	2015	11.21	9.88	95,996
	2014	10.71	11.21	67,929
	2013	8.27	10.71	33,709
	2012	7.65	8.27	5,476
	2011	7.82	7.65	20,738
	2010	6.51	7.82	6,934
	2009	5.77	6.51	6,030
	2008	9.34	5.77	3,046
Royce Opportunity	2017	13.11	15.31	35,448
	2016	10.52	13.11	39,495
	2015	12.71	10.52	38,678
	2014	13.31	12.71	41,431
	2013	9.67	13.31	34,117
	2012	8.24	9.67	37,847
	2011	9.86	8.24	30,589
	2010	7.69	9.86	10,990
	2009	4.94	7.69	5,746
	2008	9.47	4.94	9,296

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Royce Small-Cap Value	2017	11.49	11.63	46,528
	2016	11.59	11.49	46,659
	2015	11.59	9.87	47,321
	2014	12.06	11.59	54,855
	2013	9.81	12.06	63,088
	2012	9.31	9.81	85,101
	2011	10.46	9.31	82,988
	2010	8.70	10.46	72,618
	2009	6.25	8.70	49,640
	2008	9.88	6.25	29,081
T. Rowe Price Capital Appreciation	2017	14.22	15.73	119,789
	2016	13.71	14.22	133,315
	2015	13.56	13.71	147,401
	2014	12.60	13.56	133,155
	2013	10.73	12.60	132,676
	2012	9.76	10.73	94,804
	2011	9.86	9.76	92,426
	2010	9.01	9.86	81,420
	2009	7.06	9.01	60,996
	2008	10.11	7.06	42,826
T. Rowe Price Growth Stock	2017	13.96	17.85	118,374
	2016	14.38	13.96	111,082
	2015	13.56	14.38	111,963
	2014	13.02	13.56	113,787
	2013	9.77	13.02	99,683
	2012	8.59	9.77	176,382
	2011	9.06	8.59	127,459
	2010	8.10	9.06	213,636
	2009	5.91	8.10	138,321
	2008	10.68	5.91	117,517
T. Rowe Price Retirement 2010	2017	10.57	11.29	125
	2016	10.32	10.57	304
	2015	10.86	10.32	925
	2014	10.81	10.86	1,476
	2013	10.09	10.81	1,838
	2012[9]	10.00	10.09	1,784
T. Rowe Price Retirement 2015	2017	10.97	11.90	1,872
	2016	10.68	10.97	2,271
	2015	11.23	10.68	3,980
	2014	11.13	11.23	5,223
	2013	10.11	11.13	4,374
	2012[9]	10.00	10.11	4,166
T. Rowe Price Retirement 2020	2017	11.32	12.54	12,607
	2016	11.01	11.32	11,419
	2015	11.55	11.01	4,243
	2014	11.43	11.55	3,226
	2013	10.11	11.43	1,089
	2012[9]	10.00	10.11	132

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
T. Rowe Price Retirement 2025	2017	11.65	13.12	8,385
	2016	11.32	11.65	4,661
	2015	11.84	11.32	7,034
	2014	11.69	11.84	5,994
	2013	10.12	11.69	3,966
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement 2030	2017	11.92	13.63	2,826
	2016	11.57	11.92	1,873
	2015	12.10	11.57	1,827
	2014	11.92	12.10	371
	2013	10.12	11.92	135
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement 2035	2017	12.12	14.02	1,694
	2016	11.76	12.12	1,350
	2015	12.27	11.76	1,626
	2014	12.09	12.27	3,101
	2013	10.12	12.09	1,072
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement 2040	2017	12.23	14.27	8,239
	2016	11.87	12.23	2,741
	2015	12.39	11.87	1,026
	2014	12.19	12.39	0
	2013	10.12	12.19	0
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement 2045	2017	12.24	14.34	0
	2016	11.88	12.24	0
	2015	12.39	11.88	0
	2014	12.20	12.39	0
	2013	10.12	12.20	0
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement 2050	2017	12.24	14.33	10
	2016	11.87	12.24	0
	2015	12.38	11.87	0
	2014	12.18	12.38	0
	2013	10.12	12.18	0
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement 2055	2017	12.24	14.33	2,384
	2016	11.87	12.24	2,319
	2015	12.38	11.87	2,257
	2014	12.19	12.38	0
	2013	10.12	12.19	0
	2012[9]	10.00	10.12	0
T. Rowe Price Retirement Balanced	2017	10.09	10.66	25,526
	2016	9.90	10.09	17,031
	2015	10.43	9.90	6,570
	2014	10.49	10.43	3,270
	2013	10.03	10.49	0
	2012[9]	10.00	10.03	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Victory RS Partners	2017	22.82	25.07	24,094
	2016	19.13	22.82	27,855
	2015	22.28	19.13	39,711
	2014	24.10	22.28	46,001
	2013	17.63	24.10	52,057
	2012	15.35	17.63	54,595
	2011	17.27	15.35	70,186
	2010	14.04	17.27	85,538
	2009	10.16	14.04	87,305
	2008	17.21	10.16	86,637
Victory RS Science and Technology	2017	17.04	23.73	11,108
	2016	15.57	17.04	7,792
	2015	15.29	15.57	9,189
	2014	15.10	15.29	9,559
	2013	10.79	15.10	9,953
	2012	10.36	10.79	10,838
	2011	12.22	10.36	8,008
	2010	9.34	12.22	13,111
	2009	5.54	9.34	12,925
	2008	11.74	5.54	2,096
Victory RS Value	2017	11.61	13.11	102,072
	2016	10.89	11.61	98,753
	2015	12.07	10.89	113,258
	2014	11.24	12.07	104,967
	2013	8.49	11.24	103,735
	2012	7.76	8.49	97,184
	2011	9.07	7.76	92,698
	2010	7.51	9.07	79,539
	2009	5.66	7.51	67,080
	2008	10.10	5.66	39,545
Virtus Ceredex Mid Cap Value Equity (formerly RidgeWorth Ceredex Mid Cap Value Equity)	2017	14.59	15.60	20,243
	2016	12.66	14.59	10,832
	2015	14.04	12.66	8,758
	2014	13.19	14.04	3,069
	2013	10.48	13.19	1,592
	2012[9]	10.00	10.48	0
Wells Fargo Growth	2017	12.55	16.25	20,397
	2016	13.17	12.55	22,421
	2015	13.36	13.17	27,693
	2014	13.40	13.36	29,503
	2013	10.47	13.40	39,772
	2012	9.33	10.47	48,621
	2011	8.99	9.33	111,053
	2010	7.40	8.99	52,065
	2009	5.22	7.40	46,329
	2008	9.10	5.22	46,037

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Large Cap Core[3]	2017	10.65	12.62	48,088
	2016	10.22	10.65	27,624
	2015	10.61	10.22	30,380
	2014	9.64	10.61	40,758
	2013	7.22	9.64	56,515
	2012	6.43	7.22	11,086
	2011	6.69	6.43	31,729
	2010	6.60	6.69	21,847
	2009	4.93	6.60	16,158
	2008	8.44	4.93	8,069
Wells Fargo Opportunity	2017	13.09	15.11	33,048
	2016	12.17	13.09	28,172
	2015	13.08	12.17	26,082
	2014	12.36	13.08	26,086
	2013	9.89	12.36	33,451
	2012	9.00	9.89	33,853
	2011	10.05	9.00	70,287
	2010	8.61	10.05	26,101
	2009	6.08	8.61	23,333
	2008	10.60	6.08	14,417
Wells Fargo Small Cap Value	2017	21.16	23.17	36,709
	2016	16.57	21.16	35,331
	2015	19.30	16.57	36,069
	2014	19.39	19.30	37,345
	2013	17.54	19.39	45,405
	2012	16.12	17.54	45,176
	2011	18.13	16.12	110,263
	2010	15.79	18.13	116,590
	2009	10.82	15.79	107,124
	2008	18.25	10.82	94,024
1 Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Invesco Mid Cap Growth Fund.
2 Effective July 25, 2008, the Security Income Opportunity Fund merged into the Guggenheim High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.
3 Effective July 16, 2010, the Wells Fargo Advantage Large Company Core Fund merged into the Wells Fargo Large Cap Core Fund. The values in the table for periods prior to the merger reflect investment in the Wells Fargo Advantage Large Company Core Fund.
4 Effective April 15, 2011, the Prudential Small-Cap Core Equity Fund merged into the Prudential Small-Cap Value Fund (now known as Prudential QMA Small-Cap Value Fund). The values in the table for periods prior to the merger reflect investment in the Prudential Small-Cap Core Equity Fund.
5 Effective May 23, 2011, the Invesco Basic Value Fund merged into the Invesco Value Opportunities Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Basic Value Fund.
6 Effective May 23, 2011, the Invesco Large Cap Growth Fund merged into the Invesco American Franchise Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Large Cap Growth Fund.
7 Effective July 12, 2013, the Invesco Dynamics Fund merged into the Invesco Mid Cap Growth Fund.
8 Effective December 5, 2014, the Northern Large Cap Growth Fund merged into the Northern Large Cap Core Fund. The values in the table for periods prior to merger reflect investment in the Northern Large Cap Growth Fund.
9 For the period May 1, 2012 (date of inception) through December 31, 2012.
10   For the period July 11, 2008 (date of inception) through December 31, 2008.
11   For the period August 19, 2016 (date of inception) through December 31, 2016.
12   For the period June 23, 2017 (date of inception) through December 31, 2017. Effective June 23, 2017 the INTECH U.S. Core Fund merged into the Janus Henderson U.S. Managed Volatility Fund. The INTECH U.S. Core Subaccount was no longer an investment option under the Contract as of June 23, 2017.

APPENDIX B

Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments (which do not include any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and the Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.
Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including any Bonus Amounts or Additional Amounts), net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

B-1

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.	The Annual Stepped Up Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
•	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

B-2

•
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described in Appendix C), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the
B-3

death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

B-4

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the free withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Growth Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under
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the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Invesco V.I. GovernmentMoney MarketSubaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 79 or younger.
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Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Waiver of Withdrawal Charge—10 Years or Disability (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—Hardship (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—5 Years and Age 59½ (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Owner is age 59½ or older; and
•	The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Bonus Match (This rider was available for purchase ONLY prior to February 1, 2010) — This rider was not available in all states and was available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You could elect this rider at Contract issue or any time thereafter. Upon the Company’s acceptance of your election of the rider, the rider would be in effect as of the Valuation Date the Company received your rider election form or written request electing the rider. You may cancel this rider at any time.
The rider provided for the Company to add a Bonus Amount to your Contract Value during the “Bonus Match Period,” which was the period that began on the date the rider was first in effect and ended on the earlier of: (1) the fifth anniversary of the rider’s date of issue, or (2) termination of the rider. The Company would apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You could have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculated the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which did not include any Bonus Amount or Credit Enhancement. See “Extra Credit.”
The Bonus Amount was an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider was in effect. The Company would apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment was applied. As set forth in the applicable table below, the Bonus Amount percentage was based on the amount of Contract Value as of the date that the Bonus Amount was applied. Bonus Amounts would be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.
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The Company applied the Bonus Amount percentage under Table 1 or 2 below based upon whether you had in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you did not have an active affinity credit card as of the date of receipt of such Purchase Payment:
Table 1
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	1%
$50,000 up to $100,000	2%
$100,000 up to $250,000	3%
$250,000 or more	4%

Table 2 applied if you had: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card was active upon the date of receipt of the salary reduction Purchase Payment. The Company required that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement was terminated to keep the Bonus Amount in Table 2 in effect.
Table 2
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	4%
$50,000 up to $100,000	6%
$100,000 up to $250,000	8%
$250,000 or more	10%

During the Bonus Match Period, if the Owner did not maintain an active affinity credit card, the Bonus Amount in Table 2 would terminate automatically, and the Bonus Amount percentage under Table 1 would apply to salary reduction Purchase Payments received while the affinity credit card was not active. If the Owner later reactivated the credit card, the Bonus Amount percentage under Table 2 would apply to salary reduction Purchase Payments received after the Company received notice from the affinity credit card issuer that you had reactivated the card and first use had occurred for so long as the credit card was active. The Owner may have elected not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.
The Company guaranteed that it would pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company could add Bonus Amounts to your Contract Value after the fifth anniversary of the rider’s date of issue, but any such additional Bonus Amounts were not guaranteed and would be paid only while the rider is in effect.
At the end of each calendar year while this rider is in effect, the Company in its sole discretion could elect to add to Contract Value an “Additional Amount” equal to: (a) amounts the Company earned during the calendar year in connection with credit card purchases by all owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount would be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company would add any such Additional Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider was in effect on that date and the Additional Amount is greater than $0.
At any time after the fifth anniversary of the rider’s date of issue, the Company reserved the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company would stop deducting the rider charge.
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The Bonus Amounts and any Additional Amounts vested immediately but were subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercised your right to cancel during the free look period, the Company would reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that had been applied to your Contract Value.
In the event that the death benefit under your Contract was based upon the sum of all Purchase Payments made by the Owner, Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract was based upon Purchase Payments increased at an annual rate of interest (“Guaranteed Growth Death Benefit”), Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. The Company would not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.
If you elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts were included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.
The Company expected to make a profit from the charge for this rider and funded payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement.
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APPENDIX C

Riders Available for Purchase Only Prior to July 1, 2012

Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.
The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract is issued is age 79 or younger.
Waiver of Withdrawal Charge (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
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The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchased the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Alternate Withdrawal Charge (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which was available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchased this rider, the withdrawal charge schedule above will apply in lieu of the 7‑year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider had not been approved in your state, you may have purchased a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”
Waiver of Withdrawal Charge—15 Years or Disability (This rider was available for purchase ONLY prior to July 1, 2012) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 15 or more Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
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SECUREDESIGNS® VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2018

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2018, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6917A	32-69179-01 2018/05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (the ”Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Arrangements with Entities Associated with the NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.
The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2017 in excess of $11,000. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
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An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim StylePlus VIF Large Core Subaccount and no Riders, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VIF StylePlus Large Core Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2018. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2018 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000 ; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
4

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally the Section 415(c) limit for 2018 is the lesser of (i) $53,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$18,000 in 2018 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 for 2018) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $55,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base
5

period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) maximum mortality and expense risk and optional Rider charges of 2.85%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges. and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying
6

Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 and the financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
7

NEA VALUEBUILDER VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2018

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Variable Annuity dated May 1, 2018, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑NEA‑VALU or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

NEA 191A	28-01910-01 2018/05/01

Table of Contents

2

General Information and History

For a description of the Contract, the Company, and the Seperate Account, see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Arrangements with Entities Associated with the NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.
The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2017 in excess of $11,000. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim StylePlus Large Core Subaccount and one rider with a charge of 0.10%, the Excess Charge would be computed as follows:
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Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	X	5,000
Net Subaccount adjustment Amount		$ 120.75

The net subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim StylePlus Large Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,500 for the 2018 tax year. The $18,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2018 tax year. The $6,000 limit may also be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000 (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designed Roth contributions made in prior years because of this rule: or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year.
4

Generally the Section 415(c) limit for 2018 is the lesser of (i)  $55,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions— $18,500 in 2018 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,500 elective contribution limit makes $8,500 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018).
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $55,000 (for 2018). Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1
5

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk and optional rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of SBL Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
6

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of SBL Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2017, or for such portions of such periods, and for each of the specified periods ended December 31, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, are set forth herein following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
7

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2018

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 2018, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

6919A	32-69197-01 2018/05/01

Table of Contents

2

General Information and History

For a description of the Contract, the Company, and the Separate Account, see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional riders, other than the Bonus Match Rider, (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim StylePlus Large Core Subaccount and one rider with a charge of 0.10%, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount adjustment Amount		$ 120.75

The net subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim StylePlus Large Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,500 for the 2018 tax year. The $18,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2018 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000 ; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally the Section 415(c) limit for 2018 is the lesser of (i)  $55,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions-- $18,500 in 2018 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution
4

limit makes $8,500 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018).
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $55,000 (for 2018). Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk
5

and optional rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, the charge for Certain Waivers of the Withdrawal Charge of 0.25%, and the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of SBL Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2017 and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2017 and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the
6

Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

Consolidated Financial Statements

Security Benefit Life Insurance Company and Subsidiaries
Periods From February 1, 2017 Through December 31, 2017,
January 1, 2017 Through January 31, 2017, and
 Years Ended December 31, 2016 and 2015
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Financial Statements
Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015

Report of Independent Auditors
The Board of Directors
Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
1

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2017 and 2016, and the consolidated results of its operations and its cash flows for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.
April 26, 2018
2

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets
	December 31
	2017	2016
	Successor	Predecessor
	(In Thousands, except as noted)
Assets
Investments:
Securities available for sale:
Fixed maturities ($20,411.2 million and $16,347.6 million in amortized cost for 2017 and 2016, respectively; includes
$8,299.8 million and $4,213.6 million related to consolidated
variable interest entities for 2017 and 2016, respectively)	$20,612,482	$16,477,635
Equity securities ($55.1 million and $43.5 million in
amortized cost for 2017 and 2016, respectively)	54,315	47,663
Securities trading:
Fixed maturities	119,106	146,396
Equity securities	159	86
Notes receivable from related parties	3,492,861	3,967,197
Mortgage loans (includes $623.4 million and $549.0 million related to
consolidated variable interest entities for 2017 and 2016, respectively)	1,929,273	1,652,037
Policy loans	465,701	444,973
Cash and cash equivalents (includes $131.7 million and $69.4 million related to consolidated variable interest entities for 2017
and 2016, respectively)	830,877	994,320
Short-term investments	28,505	69,889
Call options	839,998	381,396
Other invested assets ($196.0 million and $0 in amortized cost for 2017 and
2016, respectively and $215.7 million and $0 in fair value for 2017 and 2016, respectively, related to joint venture and partnership investments
carried at fair value)	409,460	260,535
Total investments	28,782,737	24,442,127

Accrued investment income (includes $99.4 million and $46.6
million related to consolidated variable interest entities for 2017
and 2016, respectively)	285,170	241,808
Accounts receivable (includes $55.2 million and $0 related to
consolidated variable interest entities for 2017 and 2016, respectively)	187,963	171,760
Reinsurance recoverable	2,171,597	2,458,624
Property and equipment, net	53,191	44,446
Deferred policy acquisition costs	182,434	1,151,091
Deferred sales inducement costs	76,362	969,608
Value of business acquired	1,590,838	31,247
Goodwill	96,708	–
Other assets	98,814	131,717
Separate account assets	5,787,669	5,524,616
Total assets	$39,313,483	$35,167,044

See accompanying notes.

3

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)
	December 31
	2017	2016
	Successor	Predecessor
	(In Thousands, except as noted)
Liabilities and stockholder's equity
Liabilities:
Policy reserves and annuity account values	$28,342,186	$26,039,876
Funds withheld	135,497	169,090
Accounts payable and accrued expenses (includes $169.6 million and $4.7 million related to consolidated variable interest entities
for 2017 and 2016, respectively)	513,681	181,760
Deferred income tax liability	75,191	157,264
Surplus notes	119,916	80,728
Notes payable related to commission assignments	46,174	68,998
Mortgage debt	19,641	21,001
Debt from consolidated variable interest entities	645,919	720,055
Note payable − SAILES 2-0, LLC	69,695	77,313
Other liabilities	585,576	296,936
Separate account liabilities	5,787,669	5,524,616
Total liabilities	36,341,145	33,337,637

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	2,489,112	1,248,492
Accumulated other comprehensive income	124,403	61,997
Retained earnings	351,823	511,918
Total stockholder's equity	2,972,338	1,829,407

Total liabilities and stockholder's equity	$39,313,483	$35,167,044

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Net investment income	$1,201,721	$97,037	$1,092,029	$908,909
Asset-based fees	65,679	7,147	65,964	71,844
Other product charges	178,877	15,465	170,593	154,231
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	567,114	14,050	(5,135)	(282,228)
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(1,369)	–	(3,235)	(3,824)
Other revenues	57,942	5,997	61,370	58,484
Total revenues	2,069,964	139,696	1,381,586	907,416

Benefits and expenses:
Index credits and interest credited to account balances	445,522	30,376	216,019	247,885
Other benefits	535,905	42,651	493,513	56,460
Total benefits	981,427	73,027	709,532	304,345

Commissions and other operating expenses	256,856	20,316	230,010	169,699
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	258,146	15,202	76,593	165,419
Interest expense	70,225	7,427	64,200	57,006
Total benefits and expenses	1,566,654	115,972	1,080,335	696,469

Income before income tax expense	503,310	23,724	301,251	210,947
Income tax expense	114,785	7,341	97,509	45,163
Net income	$388,525	$16,383	$203,742	$165,784

See accompanying notes.
5

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Net income	$388,525	$16,383	$203,742	$165,784
Other comprehensive income (loss), net:
Net unrealized gains (losses) on
available-for-sale securities	152,027	45,830	411,676	(516,970)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	(24,684)	(10,378)	(112,163)	141,565
Policy reserves and annuity account values	(19,642)	(13,144)	(94,018)	115,550
Total other comprehensive income (loss), net	107,701	22,308	205,495	(259,855)
Comprehensive income (loss)	$496,226	$38,691	$409,237	$(94,071)

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2015	$7,000	$848,492	$116,357	$142,392	$1,114,241
Net income	–	–	–	165,784	165,784
Other comprehensive loss, net	–	–	(259,855)	–	(259,855)
Contribution from parent	–	400,000	–	–	400,000
Balance at December 31, 2015	7,000	1,248,492	(143,498)	308,176	1,420,170
Net income	–	–	–	203,742	203,742
Other comprehensive income, net	–	–	205,495	–	205,495
Balance at December 31, 2016	7,000	1,248,492	61,997	511,918	1,829,407
Net income	–	–	–	16,383	16,383
Other comprehensive income, net	–	–	22,308	–	22,308
Balance at January 31, 2017	7,000	1,248,492	84,305	528,301	1,868,098

Successor
Adjustments related to change in
control	–	590,620	(84,305)	(528,301)	(21,986)
Balance at February 1, 2017	7,000	1,839,112	–	–	1,846,112
Net income	–	–	–	388,525	388,525
Other comprehensive income, net	–	–	107,701	–	107,701
Contribution from parent	–	650,000	–	–	650,000
Dividends paid	–	–	–	(20,000)	(20,000)
Change in accounting principle (see Note 1)	–	–	16,702	(16,702)	–
Balance at December 31, 2017	$7,000	$2,489,112	$124,403	$351,823	$2,972,338

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Operating activities
Net income	$388,525	$16,383	$203,742	$165,784
Adjustments to reconcile net income to net cash and
cash equivalents provided by operating activities:
Annuity and interest-sensitive life products –
interest credited to account balances	445,522	30,376	216,019	247,885
Policy acquisition costs deferred	(279,800)	(25,881)	(359,584)	(341,002)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	258,146	15,202	76,593	165,419
Net realized/unrealized (gains) losses	(567,519)	(13,645)	8,370	287,346
Amortization of investment premiums and discounts	(5,318)	(4,251)	(12,797)	(22,501)
Depreciation and amortization	5,777	1,438	7,423	7,236
Net sales (purchases) of fixed maturities, trading	31,734	(251)	1,286	46,348
Net (purchases) sales of equities, trading	(86)	9	(47)	(606)
Net sales of mortgage loans, at fair value	–	–	8,715	7,109
Change in funds withheld liability	(32,850)	(743)	(8,786)	(56,981)
Deferred income taxes	(78,169)	(1,919)	87,879	35,485
Change in annuity guarantees	303,027	17,609	358,096	171,132
Change in reinsurance recoverable	287,027	–	123,263	87,924
Change in accounts receivable	(86,199)	113,627	153,933	(38,091)
Change in accounts payable	380,748	(62,038)	(413,393)	476,965
Change in other liabilities	293,911	(32,672)	82,207	(104,950)
Other changes in operating assets and liabilities	(136,953)	34,349	(26,609)	(252,999)
Net cash and cash equivalents provided by operating activities	1,207,523	87,593	506,310	881,503

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	5,172,166	576,743	11,370,677	5,909,655
Equity securities available for sale	171,234	354	107,298	46,136
Mortgage loans	259,879	24,572	574,533	76,718
Call options	261,330	16,152	59,704	114,754
Notes receivable from related parties	8,363,741	831,738	5,221,013	3,364,359
Other invested assets	23,165	4,015	82,416	107,915
	14,251,515	1,453,574	17,415,641	9,619,537
Acquisitions of investments:
Fixed maturities available for sale	(8,962,008)	(775,437)	(11,004,309)	(9,360,101)
Equity securities available for sale	(176,213)	(154)	(92,077)	(37,906)
Notes receivable from related parties	(7,499,097)	(1,221,289)	(6,620,840)	(3,776,009)
Mortgage loans	(497,362)	(20,034)	(1,038,759)	(848,564)
Call options	(166,141)	(12,997)	(179,295)	(140,521)
Other invested assets	(11,072)	(731)	(43,629)	(43,950)
	(17,311,893)	(2,030,642)	(18,978,909)	(14,207,051)

Net purchases of property and equipment	1,057	177	–	–
Net sales (purchases) of short-term investments	10,847	30,830	312,496	(303,945)
Net decrease (increase) in policy loans	(21,143)	415	(17,580)	(14,205)
Net cash and cash equivalents used in investing activities	(3,069,617)	(545,646)	(1,268,352)	(4,905,664)

See accompanying notes.
8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Financing activities
Payments on surplus notes, notes payable related to commission assignments, mortgage debt, debt from consolidated VIEs, and
note payable − SAILES 2-0, LLC	(147,784)	(16,572)	(230,752)	(153,019)
Issuance of notes payable related to commission assignments
assignments and debt from consolidated VIEs	62,566	13,000	436,612	198,615
Capital contribution from parent	650,000	–	–	400,000
Dividends paid to parent	(20,000)	–	–	–
Net change in repurchase agreements	–	–	(727,712)	486,517
Deposits to annuity account balances	4,355,248	243,907	4,559,381	3,263,565
Withdrawals from annuity account balances	(2,893,569)	(90,092)	(2,865,648)	(1,226,811)
Net cash and cash equivalents provided by financing activities	2,006,461	150,243	1,171,881	2,968,867

Increase (decrease) in cash and cash equivalents	144,367	(307,810)	409,839	(1,055,294)
Cash and cash equivalents at beginning of period	686,510	994,320	584,481	1,639,775
Cash and cash equivalents at end of period	$830,877	$686,510	$994,320	$584,481

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$66,553	$5,042	$36,396	$29,455

Income taxes	$156,328	$–	$11,700	$10,798

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBLIC), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (SD), a subsidiary of SBLIC, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.
SBLIC is a subsidiary of SBL Holdings, LLC (SBLH). Security Benefit Corporation (SBC), SBLH’s parent, and its subsidiaries, were acquired by Eldridge Industries, LLC in a transaction which closed on January 31, 2017 (the Transaction). As a result of the change in control, the Company elected push down accounting to record its assets and liabilities at fair value as of the acquisition date (see Note 13).
The Company offers a diversified portfolio of products comprised primarily of individual and group annuities, including fixed, fixed indexed, and variable annuities, and retirement plan products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control at the Transaction date in the consolidated financial statements.
The consolidated financial statements include the operations and accounts of SBLIC and its subsidiaries, SD; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre); SAILES 2-0, LLC (SAILES); and the consolidated VIEs (see Note 3).
10

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); establishing VOBA in connection with the Transaction; calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities, and redeemable preferred stock. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, and policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include common stock and non-redeemable preferred stock. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. For some of these investments, where the Company’s partnership interest is so minor that it exercises virtually no influence over operating and financial policies, the Company carries the investment at the estimated fair value, with any adjustments recorded through other comprehensive income (OCI).
11

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company classified as trading or elected the fair value option for certain fixed maturity securities, commercial mortgage loans, and equity investments that are segregated to support the funds withheld reinsurance liability (see Note 10) that have embedded derivative features. The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method for periods ended and prior to January 31, 2017. For periods subsequent to January 31, 2017, realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to trading securities are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately in the consolidated statements of operations.
To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities, if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities where the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees.
12

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income in the consolidated statements of operations. The Company reviews the mortgage loan portfolio using a collectively evaluated impairment methodology to determine the need for a general allowance, which is based upon the Company’s evaluation of the probability of collection, historical loss experience, delinquencies, and other factors. If the Company determines through our evaluation of the mortgage loan portfolio that an individual loan has an elevated specific risk profile, the Company will then individually assess the loan for impairment and may assign a specific loan loss allowance.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 16.
Policy loans are reported at unpaid principal.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
13

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company issues certain products that contain a derivative that is embedded in the product, and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized in the consolidated statements of operations.
The Company has entered into agreements with insurance companies to identify and recommend producers for annuity contracts, deliver annuity contracts, collect the first premium, and service the business on the insurance companies’ behalf. The Company paid heaped commissions to field producers and records commission receivable for the subsequent receipt of monthly level commissions from the insurance companies for annuity contracts that continue to be in-force policies over a period of time. The commission receivable is comprised of the base level commission payments (the Host Contract) and a commission assignment embedded derivative (the Lapse Risk). In accordance with ASC 815, the Lapse Risk is separated from the Host Contract and accounted for as a derivative instrument. The Lapse Risk is recorded at fair value with the change in unrealized gain (loss) related to lapse-risk recognized in the consolidated statements of operations.
The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties under bilateral agreements is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. Collateral posted under the tri-party arrangement is not reflected on the consolidated balance sheets.
14

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of a new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
VOBA is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. VOBA is amortized using the same methodology and assumptions used to amortize DAC.
15

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reported goodwill is lower than its carrying amount, goodwill is written down to its fair value; and a charge is reported in the consolidated statements of operations.
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires during 2018. Under this lease, certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company (see Note 16).
In February 2013, SAILES 2-0, LLC (SAILES) acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires on February 28, 2025. The asset is depreciated on a straight-line method over 25 years which approximates its estimated productive life and is included in other invested assets on the consolidated balance sheets.
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract holders by the Company are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in
16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
investment income in the accompanying consolidated statements of operations. Product charge revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed benefit feature.
The Company issued funding agreements to certain related parties through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2017 and 2016, separate account investments funded through these agreements were $1,937.9 million and $1,870.3 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $377.7 million and $352.0 million as of December 31, 2017 and 2016, respectively, and are reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued and interest on the policy loans issued to the contract holders.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during each of the years 2017, 2016, and 2015. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
Policy reserves and annuity account values also include general account funding agreements of $566.4 million and $652.5 million at December 31, 2017 and 2016, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed indexed annuity products with returns linked to the performance of certain indices. The fixed indexed annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains
18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant yield. For structured note securities, included in the fixed maturity available-for-sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured
19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
note securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.
Commissions include point-of-sale fees for retirement plan and variable annuity transactions and are recognized when earned. Service fees represent amounts earned under agreements with the investment advisors and/or underwriters of both related and unrelated mutual funds. These fees are accrued and paid on a monthly basis based on contractual agreements. Commissions are included in other revenue in the consolidated statements of operations.
The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2017 or 2016.
Recently Issued Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the good or service. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606). The amendments in this ASU defer the
20

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
effective date of ASU 2014-09 for all entities by one year. ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2019. During 2016, the FASB issued ASU 2016-08, 2016-10, and 2016-12 that are all further clarifications to ASU 2014-09. The Company has started a process to evaluate all the revenue streams that are within the scope of ASU 2014-09. Since insurance contract and investment accounting revenues are specifically scoped out of this ASU, the Company does not expect a material impact to its financial statements upon adoption of this update.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the Fair Value Option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. The amendments in this update are effective for fiscal years beginning after December 15, 2018. Earlier application is permitted. The Company does not expect a material impact on its consolidated financial statements upon adoption of this standard due to immaterial equity security investment holdings as of December 31, 2017.
In February 2016, the FASB issued ASU 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). This update requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This update requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective January 1, 2020 for the Company, with early adoption permitted. While the Company is in the process of evaluating the full impact of this guidance, the Company does not expect the impact to its financial statements to be material upon adoption of this standard.
21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new standard will become effective for the Company on January 1, 2021, with early adoption permitted in 2019. While the Company is currently evaluating the full impact of this new guidance on the financial statements, the Company believes the new impairment model may lead to earlier recognition of credit losses for our commercial mortgage loans.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. Under the amendments in this update, the Company should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Impairment charges should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This amendment essentially eliminated "Step 2" from the goodwill impairment test. Additionally, the Company should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The amendments in this update shall be applied on a prospective basis. A public business entity that is not an SEC filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect significant impact to its financial statements upon adopting this standard.
Change in Accounting Principle
On December 22, 2017, the U.S. federal government enacted a tax bill, H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018 (Tax Cuts and Jobs Act). This act reduced the U.S. federal corporate income tax rate and made other changes to the U.S. federal tax law. In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (ASU 2018-02). The amendments in this ASU allow a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness

22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
of information reported to financial statement users. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this ASU is permitted. The Company hereby elected to early adopt ASU 2018-02 as of December 31, 2017 as a change in accounting principle.
As a result of this change in accounting principle, the Company elected to reclassify the income tax effect on items within AOCI to retained earnings. The amount of $16.7 million represents the entire amount of the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Cuts and Jobs Act related to items remaining in AOCI. There is no effect of the change in the U.S. federal corporate income tax rate on gross valuation allowances.
23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values, and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments, equity securities, and other invested assets classified as available for sale, is as follows:
	December 31, 2017 (Successor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$251,060	$1,888	$1,648	$251,300	$–
Obligations of government-sponsored
enterprises	368,698	1,976	1,084	369,590	–
Corporate	7,552,758	102,238	13,340	7,641,656	–
Obligations of foreign governments	1,093	56	1	1,148	–
Municipal obligations	253,296	22,708	1,138	274,866	–
Commercial mortgage-backed	551,347	3,340	2,107	552,580	–
Residential mortgage-backed	120,819	4,273	197	124,895	–
Collateralized debt obligations	5,511	1,473	3	6,981	–
Collateralized loan obligations	7,825,161	99,743	35,074	7,889,830	–
Redeemable preferred stock	6,273	290	–	6,563	–
Other asset backed	3,475,221	32,668	14,816	3,493,073	–
Total fixed maturity investments	$20,411,237	$270,653	$69,408	$20,612,482	$–

Equity securities:
Communications	$31,125	$–	$–	$31,125	$–
Financial	24	15	–	39	–
Consumer	10,027	590	390	10,227	–
Mutual funds	9,333	–	1,027	8,306	–
Government	4,618	–	–	4,618	–
Total equity securities	$55,127	$605	$1,417	$54,315	$–

Other invested assets:
Joint venture and partnership
investments	$196,000	$19,700	$–	$215,700	$–
Total other invested assets	$196,000	$19,700	$–	$215,700	$–

24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
	December 31, 2016 (Predecessor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$404,932	$1,770	$6,675	$400,027	$–
Obligations of government-sponsored
enterprises	475,663	4,475	6,130	474,008	–
Corporate	6,441,961	129,073	53,215	6,517,819	(79)
Obligations of foreign governments	10,154	184	60	10,278	–
Municipal obligations	253,415	10,693	4,750	259,358	–
Commercial mortgage-backed	463,505	3,467	7,365	459,607	–
Residential mortgage-backed	115,321	1,981	1,197	116,105	–
Collateralized debt obligations	2,014	2,289	–	4,303	–
Collateralized loan obligations	5,844,153	114,215	61,516	5,896,852	–
Redeemable preferred stock	13,301	299	10	13,590	–
Other asset backed	2,323,190	19,374	16,876	2,325,688	–
Total fixed maturity investments	$16,347,609	$287,820	$157,794	$16,477,635	$(79)

Equity securities:
Communications	$25,066	$5,047	$–	$30,113	$–
Financial	802	136	–	938	–
Industrial	4	36	–	40	–
Mutual funds	8,438	88	1,154	7,372	–
Government	9,200	–	–	9,200	–
Total equity securities	$43,510	$5,307	$1,154	$47,663	$–

25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.
	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$218,582	$219,199
Due after one year through five years	4,018,058	4,032,816
Due after five years through ten years	2,281,778	2,321,230
Due after ten years	1,539,789	1,595,725
Securities with variable principal	12,353,030	12,443,512
	$20,411,237	$20,612,482

As of December 31, 2017 and 2016, there were 10 and 21 issuers, with a total amount of $5,042.0 million and $6,099.0 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated stockholder’s equity.
26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
For fixed maturity investments and equity securities classified as available for sale with unrealized losses as of December 31, 2017 and 2016, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
	December 31, 2017 (Successor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$191,527	$1,648	$–	$–	$191,527	$1,648
Obligations of government-sponsored
enterprises	143,438	1,084	–	–	143,438	1,084
Corporate	1,021,567	13,340	–	–	1,021,567	13,340
Obligations of foreign governments	137	1	–	–	137	1
Municipal obligations	46,956	1,138	–	–	46,956	1,138
Commercial mortgage-backed	239,667	2,107	–	–	239,667	2,107
Residential mortgage-backed	24,592	197	–	–	24,592	197
Collateralized debt obligations	1,500	3	–	–	1,500	3
Collateralized loan obligations	1,485,240	35,074	–	–	1,485,240	35,074
Other asset backed	697,310	14,816	–	–	697,310	14,816
Total fixed maturity investments, available for sale	$3,851,934	$69,408	$–	$–	$3,851,934	$69,408

Number of securities with unrealized losses		625		–		625
Percent investment grade (AAA through BBB-)		84%		–		84%

Total equity securities available for sale	$17,826	$1,417	$–	$–	$17,826	$1,417

27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
	December 31, 2016 (Predecessor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$351,074	$6,165	$2,671	$510	$353,745	$6,675
Obligations of government-sponsored
enterprises	348,700	6,098	1,096	32	349,796	6,130
Corporate	914,799	24,495	459,719	28,720	1,374,518	53,215
Obligations of foreign governments	3,446	60	–	–	3,446	60
Municipal obligations	103,594	2,948	5,777	1,802	109,371	4,750
Commercial mortgage-backed	275,088	7,031	12,496	334	287,584	7,365
Residential mortgage-backed	22,926	442	32,700	755	55,626	1,197
Collateralized loan obligations	1,182,268	32,372	1,347,654	29,144	2,529,922	61,516
Redeemable preferred stock	990	10	–	–	990	10
Other asset backed	671,373	9,263	251,463	7,613	922,836	16,876
Total fixed maturity investments, available for sale	$3,874,258	$88,884	$2,113,576	$68,910	$5,987,834	$157,794

Number of securities with unrealized losses		595		212		807
Percent investment grade (AAA through BBB-)		86%		67%		81%

Total equity securities available for sale	$–	$–	$6,983	$1,154	$6,983	$1,154
The unrealized losses on the securities in the table above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2017 and 2016. For equity securities, the Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the impairment. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2017 and 2016.
28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value. For asset-backed securities, several additional factors are taken into account, including cash flows, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of credit losses recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$(6,866)	$(8,410)	$(6,176)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(19)	–	(2,954)	(2,703)
Reduction for securities sold during the year or intended to be sold	19	–	4,779	1,589
Additional credit loss impairments on securities previously impaired	–	–	(281)	(1,120)
Balance at end of period	$–	$(6,866)	$(6,866)	$(8,410)
29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Major categories of net investment income are summarized as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Interest on fixed maturity investments, available for sale	$935,213	$75,244	$865,746	$765,917
Interest on fixed maturity investments, trading	5,853	555	6,740	6,555
Interest on notes receivable from related parties	164,967	14,927	150,068	33,852
Dividends on equity securities	1,293	–	2,195	6,026
Dividends on equity securities, trading	–	–	–	97
Interest on mortgage loans	108,371	7,867	97,495	36,663
Interest on mortgage loans, fair value option	–	–	86	383
Interest on policy loans	27,959	2,459	29,135	26,868
Interest on short-term investments	11,098	552	17,709	90,159
Other	4,369	462	4,263	1,428
Total investment income	1,259,123	102,066	1,173,437	967,948

Less:
Investment expenses	51,549	4,474	74,582	51,803
Ceded to reinsurer	5,853	555	6,826	7,236
Net investment income	$1,201,721	$97,037	$1,092,029	$908,909
Proceeds from sales of fixed maturity investments and equity securities available for sale and realized gains and losses are as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$5,115,774	$478,567	$7,802,859	$5,938,511
Gross realized gains	38,195	7,619	127,835	95,263
Gross realized losses	18,826	582	36,930	24,430
30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$19,705	$5,817	$91,399	$69,122
Equity securities	1,597	47	(1,648)	237
Other invested assets	3,011	(256)	(8,481)	5,576
Total net realized gains, available for sale	24,313	5,608	81,270	74,935

Impairments:
OTTI of available-for-sale securities	(1,369)	–	(3,235)	(3,824)
Total impairments	(1,369)	–	(3,235)	(3,824)

Related impact on DAC, DSI, and VOBA and reserves	(4,071)	(1,593)	(20,542)	(25,786)

Realized/unrealized gains (losses), trading and fair value option:
Fixed maturity investments	4,235	432	1,739	(2,557)
Equity securities	4	(8)	39	785
Mortgage loans	–	–	44	(756)
Total net realized/unrealized gains (losses), trading and fair value option	4,239	424	1,822	(2,528)

Other realized/unrealized gains (losses):
Call options	546,443	10,502	(78,606)	(345,781)
FX gains (losses) on monetary asset	39,606	9,853	(51,862)	–
Derivatives, primarily FX related	(39,637)	(5,932)	49,230	15,278
Embedded derivatives	(2,658)	(2,387)	13,485	700
Other	330	(2,406)	640	(339)
Total other realized/unrealized gains (losses)	544,084	9,630	(67,113)	(330,142)
Net realized/unrealized gains (losses) before ceded reinsurance	567,196	14,069	(7,798)	(287,345)

Net ceded reinsurance (gains) losses	(1,451)	(19)	(572)	1,293
Net realized/unrealized gains (losses)	$565,745	$14,050	$(8,370)	$(286,052)

There were no outstanding agreements to sell securities at December 31, 2017.
31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
At December 31, 2017 and 2016, the Company pledged securities and cash with a market value of approximately $118.3 million and $207.8 million, respectively, as collateral in relation to its structured institutional products (see Note 17).
At December 31, 2017 and 2016, the Company pledged securities with a market value of approximately $253.3 million and $274.4 million, respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2017 and 2016, available-for-sale bonds with a fair value of $4.4 million and $4.3 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:
	December 31
	2017	2016
	Successor	Predecessor
	(In Thousands)

Commercial mortgage loans	$1,916,366	$1,645,460
Residential mortgage loans	12,907	6,577
Total carrying cost	$1,929,273	$1,652,037
32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company acquired $284.5 million and sold no commercial mortgage loans during the period from February 1, 2017 through December 31, 2017. The Company did not acquire or sell commercial mortgage loans during the period from January 1, 2017 through January 31, 2017. The Company acquired $849.9 million and sold $8.6 million commercial mortgage loans during the year ended December 31, 2016. The Company issued $7.4 million and sold no residential mortgage loans during the period from February 1, 2017 through December 31, 2017. The Company did not issue or sell residential mortgage loans during the period from January 1, 2017 through January 31, 2017. The Company issued $1.8 million and sold no residential mortgage loans during the year ended December 31, 2016.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:
	2017		2016
	Successor		Predecessor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
Foreign	$667,026	35%	$396,044	24%
West North Central	579,817	29	599,473	36%
South Atlantic	265,376	14	230,982	14%
Pacific	211,423	11	206,692	13%
East North Central	79,176	4	76,520	5%
West South Central	57,509	3	89,282	5%
Mountain	22,042	1	17,001	1%
Middle Atlantic	12,440	1	7,402	–
New England	11,477	1	12,248	1%
East South Central	10,080	1	9,816	1%
Total	$1,916,366	100%	$1,645,460	100%

33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
	2017		2016
	Successor		Predecessor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Property type distribution
Apartments/Multi-family	$459,317	24%	$325,202	20%
Office	380,730	20	281,141	17%
Retail	160,114	8	168,346	10%
Hotel/Motel	123,371	6	71,266	4%
Industrial	103,203	5	114,137	7%
Other	689,631	37	685,368	42%
Total	$1,916,366	100%	$1,645,460	100%
The residential mortgages are concentrated in the United States. Most of the debtors of these residential mortgages are officers of the Company or of SBC.
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (NAIC) – Risk-Based Capital’s Commercial Mortgage (CM) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the category “CM4 and below” having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list.”
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

CM1	$340,649	$925,764
CM2	1,296,871	513,980
CM3	153,943	205,716
CM4 and Below	124,903	–
	$1,916,366	$1,645,460
The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2017 and 2016.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2017 and 2016, there were no mortgage loans on non-accrual status.
The Company did not have a valuation allowance as of December 31, 2017 and 2016 on the mortgage portfolio.
35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company’s obligation to the counterparty. As of December 31, 2017 and 2016, the Company held no repurchase agreements.
Reverse Repurchase Agreements

The Company enters into reverse repurchase agreements, whereby the Company lends cash to a counterparty at an agreed-upon interest rate for an agreed-upon time frame and receives collateral in the form of securities. At the end of the agreement, the loan amount is repaid to the Company along with the additional agreed-upon interest, and the securities pledged to the Company are returned to the counterparty. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other forms of collateral provided is at least equal or more than the amount loaned. As of December 31, 2017 and 2016, the Company held no reverse repurchase agreements.
3. Variable Interest Entities
The Company has a variable interest in various types of securitization entities (SE). When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship. Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
Consolidated Variable Interest Entities
Secured Private Investment Entities
During 2017 and 2016, the Company invested in notes (Secured Notes) issued by secured private investment entities (Secured Note Issuers) for which it was determined to be the primary beneficiary in accordance with ASC 810, Consolidation. A Secured Note is a collateralized note which is backed by certain fixed maturity investments in another SE. The SE issues notes to the Secured Note Issuer which are backed by the SE’s assets and their associated cash flows. As each Secured Note purchase represents a proportional interest in the SE’s underlying assets, each noteholder is entitled to receive payments to the extent that payments are made on the underlying assets.

In consolidating the Secured Note Issuer, the Secured Notes were eliminated as an investment while the notes of the SEs were recorded on the balance sheets as fixed maturity investments. In addition, all transactions between the Company and the Secured Note Issuer were eliminated. The underlying fixed maturity investments are classified as available for sale and are marked to fair value. For certain Secured Notes Issuer consolidations, the Company recognizes a liability that represents the other noteholders’ interests in the Secured Notes. This debt is carried at amortized cost. The assets of each of the consolidated Secured Note Issuers are held solely as collateral to satisfy the obligations of the Secured Note Issuer. If the Company were to liquidate, the assets of the Secured Note Issuer would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. However, the Secured Note held by the Company would be available to its general creditors. Additionally, the other investors in the Secured Notes have no recourse to the Company’s general assets for the debt issued by the Secured Note Issuers. Therefore, such debt is not the Company’s obligation. If the Secured Note Issuer is determined to be the primary beneficiary of the SE that issues the notes, the Company is required to consolidate the underlying assets and liabilities of that SE, similar to the consolidation of the Secured Note Issuer discussed above.
Real Estate Mortgage Investment Conduit
During 2016, the Company invested in a Real Estate Mortgage Investment Conduit (REMIC). This REMIC held a commercial mortgage loan and issued various tranches of pass through certificates to investors. The Company, together with its related parties, purchased more than
37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
50% vertical strip of all the outstanding certificates. The Company holds the greatest share of the REMIC’s outstanding certificates, is therefore considered to be the primary beneficiary and, accordingly, has consolidated the REMIC’s financial statements.
In consolidating the REMIC, the purchased certificates are eliminated and the Company records the underlying commercial mortgage loan of the REMIC on the Company’s consolidated balance sheets. The certificates owned by other investors are recorded as a liability on the Company’s consolidated balance sheets. In addition, all transactions between the Company and the REMIC have been eliminated.
The carrying amounts of the consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors of the Company do not have recourse are as follows as of December 31:
	2017
	Successor
	Secured Private Investment Entities	REMIC	Total
	(In Thousands)

Cash	$131,700	$–	$131,700
Fixed maturities, available for sale	8,299,819	–	8,299,819
Accrued investment income	96,925	2,472	99,397
Commercial mortgage loans	94,847	528,538	623,385
Accounts receivable	55,156	–	55,156
Total assets	8,678,447	531,010	9,209,457

Debt from consolidated VIE	370,293	275,626	645,919
Accrued interest from consolidated VIE	19,123	1,313	20,436
Accounts payable	149,127	–	149,127
Total liabilities	$538,543	$276,939	$815,482

The note held by the REMIC would be available to the Company’s general creditors.
38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
	2016
	Predecessor
	Secured Private Investment Entities	REMIC	Total
	(In Thousands)

Cash	$69,439	$–	$69,439
Fixed maturities, available for sale	4,213,612	–	4,213,612
Accrued investment income	44,161	2,478	46,639
Commercial mortgage loans	–	548,969	548,969
Total assets	4,327,212	551,447	4,878,659

Debt from consolidated VIE	433,434	286,621	720,055
Accrued interest from consolidated VIE	3,428	1,315	4,743
Total liabilities	$436,862	$287,936	$724,798
Unconsolidated Variable Interest Entities
The Company has a variable interest in a number of limited liability partnerships and companies, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination that the Company was not the primary beneficiary was based on the conclusion that the Company does not have the power to direct the activities that most significantly affect the VIE’s economic performance. Furthermore, the Company neither absorbs any significant losses nor has rights to a significant portion of any expected benefits of the VIEs. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.
The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $286.4 million and $85.5 million at December 31, 2017 and 2016, respectively, compared to its maximum exposure to loss of $310.9 million and $86.3 million at December 31, 2017 and 2016, respectively.
39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities under the equity method of accounting amounted to $70.7 million and $85.5 million at December 31, 2017 and 2016, respectively. Total assets of unconsolidated entities carried at fair value amounted to $215.7 million and $0 million at December 31, 2017 and 2016, respectively. The Company’s share of current period net (loss) income of the unconsolidated entities under the equity method of accounting included in net investment (loss) income was ($1.4) million, $0, $4.1 million, and ($3.8) million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
4. Derivative Instruments
The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
The Company recognizes all derivative financial instruments, such as swaps, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. This index crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options on the applicable indices to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, the Company has not applied hedge accounting under ASC 815.
40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 and ASC 820, Fair Value Measurements (ASC 820). The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.
In addition, the Company is party to coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the fixed indexed product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
The fair value of the commission assignment embedded derivative is determined in accordance with ASC 820. The Company uses the income approach method defined in this standard, as market participants would likely use this approach in arriving at a transaction value.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.
The notional amounts and fair value of the Company’s call options, swaps, and currency forwards by counterparty as of December 31 are as follows:

				2017
				Successor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A	--	A1	$25,756	$557
BNP Paribas	A	+	Aa3	1,193,126	49,070
Bank of America, N.A.	A	+	A1	205,700	14,056
Citibank, N.A.	A	+	A1	2,430,395	58,116
Goldman Sachs International	A	+	A1	1,142,869	42,693
JPMorgan Chase Bank, NA	A	+	Aa3	371,000	70,776
Merrill Lynch International	A	+	N/A	454,915	22,390
Morgan Stanley & Co International PLC	A	+	A1	2,909,056	182,545
Morgan Stanley Capital Services LLC	A	+	A1	1,559,884	161,561
Natixis, SA	A	+	A2	38,328	(184)
The Royal Bank of Scotland PLC	BBB	+	A3	2,081,650	23,081
Societe Generale	A	+	A2	510,800	114,192
UBS AG	A	+	A1	1,002,127	49,101
Exchange Traded	N/A		N/A	2,053,172	41,231
				$15,978,778	$829,185
42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
				2016
				Predecessor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
	(In Thousands)

Barclays Bank PLC	A	-	A1	$172,266	$4,310
BNP Paribas		A	A1	951,508	17,104
Bank of America, N.A.	A	+	A1	1,082,135	51,418
Citibank, N.A.	A	+	A1	1,658,807	38,712
Goldman Sachs International	A	+	A1	673,300	11,342
JPMorgan Chase Bank, NA	A	+	Aa3	371,000	15,850
Merrill Lynch International	A	+	N/A	77,170	3,241
Morgan Stanley & Co International PLC	A	+	A1	2,887,204	53,807
Morgan Stanley Capital Services LLC	A	+	A1	1,938,415	60,911
The Royal Bank of Scotland PLC	BBB	+	A3	2,977,650	101,869
Societe Generale		A	A2	817,472	39,796
UBS AG	A	+	A1	715,976	17,711
Exchange Traded	N/A		N/A	308,301	5,168
				$14,631,204	$421,239
Collateral posted by counterparties at December 31, 2017 and 2016, applicable to derivative instruments, was $542.3 million and $252.8 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2017 and 2016, collateral posted by the counterparties under the tri-party arrangements was $283.6 million and $186.2 million, respectively, which is not reflected on the consolidated balance sheets.
43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:
	Derivative Asset		Derivative Liability
	2017	2016	2017	2016
	Successor	Predecessor	Successor	Predecessor	Balance reported in
	(In Thousands)

Swaps	$8,461	$23,956	$–	$–	Other invested assets
Call options	839,998	381,396	–	–	Call options
Currency forwards	–	15,888	19,272	–	Other invested assets
Futures	–	–	2	–	Other invested assets
Embedded derivatives:
GMWB and GMAB reserves	–	–	13,305	16,394	Policy reserves and annuity account values
Fixed indexed annuity contracts	–	–	1,377,274	986,544	Policy reserves and annuity account values
Reinsurance contracts	327	4,351	–	–	Other assets
Commission assignment	16,538	14,735	–	–	Other assets
Total derivative financial instruments	$865,324	$440,326	$1,409,853	$1,002,938
The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor	Change of fair value reported in
	(In Thousands)

Swaps	$(5,650)	$(2,513)	$806	$(956)	Net realized/unrealized gains (losses)
Call options	546,443	10,502	(78,606)	(345,781)	Net realized/unrealized gains (losses)
Currency forwards	(34,000)	(3,419)	11,224	2,918	Net realized/unrealized gains (losses)
Futures	13	–	–	–	Net realized/unrealized gains (losses)
Embedded derivatives:
GMWB and GMAB reserves	2,836	253	(5,762)	1,403	Other benefits
Fixed indexed annuity contracts	(289,293)	(18,467)	85,604	214,723	Other benefits
Reinsurance contracts	(3,437)	(587)	(764)	1,426	Net realized/unrealized gains (losses)
Commission assignment	219	1,584	14,735	–	Net realized/unrealized gains (losses)
Total change in derivative financial instruments	$217,131	$(12,647)	$27,237	$(126,267)

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$1,151,091	$1,016,929	$629,962
Cost deferred	279,800	25,881	359,584	341,003
Imputed interest	3,685	2,161	22,548	24,252
Amortized to expense	(90,399)	(18,772)	(148,270)	(76,199)
Effect of realized gains	(212)	(848)	(10,685)	(12,968)
Effect of unrealized (gains) losses	(10,440)	(16,203)	(89,015)	110,879
Balance at end of period	$182,434	$1,143,310	$1,151,091	$1,016,929

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$969,608	$906,899	$823,007
Costs deferred	80,161	6,851	107,713	101,682
Imputed interest	1,066	1,836	20,030	23,178
Amortized to expense	(3,895)	(1,116)	27,125	(134,543)
Effect of realized gains	(86)	(721)	(9,536)	(12,394)
Effect of unrealized (gains) losses	(884)	–	(82,623)	105,969
Balance at end of period	$76,362	$976,458	$969,608	$906,899

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$1,787,946	$31,247	$30,514	$32,102
Imputed interest	54,189	139	1,588	1,697
Amortized to expense	(222,792)	550	386	(3,804)
Effect of realized gains	(3,773)	(24)	(321)	(424)
Effect of unrealized (gains) losses	(24,732)	23	(920)	943
Balance at end of period	$1,590,838	$31,935	$31,247	$30,514
The weighted average amortization period is 37 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 3.47% for the period from February 1, 2017 through December 31, 2017, 5.34% for the period from January 1, 2017 through January 31, 2017, 5.34% for 2016, and 5.34% for 2015.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2018	$112,432
2019	101,869
2020	94,797
2021	94,559
2022	93,496

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
8. Other Assets
Property and Equipment
The following is a summary of property and equipment at cost less accumulated depreciation for the years ended December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Land and improvements	$6,680	$6,123
Building	48,326	46,716
Furniture	–	2,691
Data processing equipment	–	591
Computer software	272	3,211
Other	–	965
	55,278	60,297
Less accumulated depreciation	2,087	15,851
Net property and equipment	$53,191	$44,446
Accumulated depreciation deducted from investment in real estate amounted to $2.0 million and $10.9 million at December 31, 2017 and 2016, respectively.
Airplane
The following is a summary of the asset held at cost less accumulated depreciation as of December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Airplane	$124,644	$145,000
Less accumulated amortization	(4,755)	(19,916)
	$119,889	$125,084
The asset is included in other invested assets on the consolidated balance sheets.
47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
8. Other Assets (continued)
Depreciation on the asset for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, in the amounts of $4.8 million, $0.4 million, $5.2 million, and $5.2 million, respectively, is included in commissions and other operating expenses in the consolidated statements of operations.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $20.6 million and $20.2 million at December 31, 2017 and 2016, respectively, with the change in net policy value recorded in other revenue of $0.8 million, $0.1 million, $0.6 million, and $0.3 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $31.6 million and $26.0 million at December 31, 2017 and 2016, respectively, with the change in net policy value recorded as an increase in other benefits of $4.6 million, $0.6 million, $1.9 million, and $0.1 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
9. Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows (in thousands):
	Pre-Tax	Tax	After-Tax
Predecessor
Other comprehensive loss for the year ended December 31, 2015:
Unrealized losses on available-for-sale securities	$(695,296)	$245,362	$(449,934)
Foreign exchange adjustments on securities recorded at fair value	(13,593)	4,758	(8,835)
Reclassification adjustment for gains included in net income	(89,874)	29,188	(60,686)
OTTI losses recognized in earnings and other comprehensive income	3,824	(1,339)	2,485
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	217,791	(76,226)	141,565
Policy reserves and annuity account values	177,769	(62,219)	115,550
Total other comprehensive loss for the year ended December 31, 2015	$(399,379)	$139,524	$(259,855)

Other comprehensive income for the year ended December 31, 2016:
Unrealized gains on available-for-sale securities	$748,304	$(262,887)	$485,417
Foreign exchange adjustments on securities recorded at fair value	12,949	(4,114)	8,835
Reclassification adjustment for gains included in net income	(131,140)	46,462	(84,678)
OTTI losses recognized in earnings and other comprehensive income	3,235	(1,133)	2,102
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(172,558)	60,395	(112,163)
Policy reserves and annuity account values	(144,643)	50,625	(94,018)
Total other comprehensive income for the year ended December 31, 2016	$316,147	$(110,652)	$205,495

Other comprehensive income for the period ended January 31, 2017:
Unrealized gains on available-for-sale securities	$75,948	$(27,051)	$48,897
Foreign exchange adjustments on securities recorded at fair value	764	(274)	490
Reclassification adjustment for gains included in net income	(5,608)	2,051	(3,557)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(16,180)	5,802	(10,378)
Policy reserves and annuity account values	(20,492)	7,348	(13,144)
Total other comprehensive income for the period ended January 31, 2017	$34,432	$(12,124)	$22,308

Successor
Other comprehensive income for the period ended December 31, 2017:
Unrealized gains on available-for-sale securities	$241,382	$(76,625)	$164,757
Foreign exchange adjustments on securities recorded at fair value	3,776	(1,191)	2,585
Reclassification adjustment for gains included in net income	(24,313)	8,061	(16,252)
OTTI losses recognized in earnings and other comprehensive income	1,369	(432)	937
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(36,056)	11,372	(24,684)
Policy reserves and annuity account values	(28,693)	9,051	(19,642)
Total other comprehensive income for the period ended December 31, 2017	$157,465	$(49,764)	$107,701

49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
9. Other Comprehensive Income (Loss) (continued)
Accumulated Other Comprehensive Income
	Foreign Currency Adjustment	Unrealized Gains (Losses) on Available-for-Sale Securities	Total Other Comprehensive Income (Loss)
	(In Thousands)

Predecessor
Accumulated other comprehensive income at January 1, 2015	$–	$116,357	$116,357
Other comprehensive loss before reclassifications	(8,835)	(193,637)	(202,472)
Amounts reclassified from accumulated other comprehensive income(1)	–	(57,383)	(57,383)
Accumulated other comprehensive loss at December 31, 2015	(8,835)	(134,663)	(143,498)

Other comprehensive income before reclassifications	8,835	279,287	288,122
Amounts reclassified from accumulated other comprehensive income(1)	–	(82,627)	(82,627)
Accumulated other comprehensive income at December 31, 2016	–	61,997	61,997

Other comprehensive income before reclassifications	490	25,375	25,865
Amounts reclassified from accumulated other comprehensive income(1)	–	(3,557)	(3,557)
Accumulated other comprehensive income at January 31, 2017	490	83,815	84,305

Successor
Adjustments related to change in control and legal structure	(490)	(83,815)	(84,305)
Accumulated other comprehensive income at February 1, 2017	–	–	–

Other comprehensive income before reclassifications	2,585	120,431	123,016
Amounts reclassified from accumulated other comprehensive income(1)	–	(15,315)	(15,315)
Comprehensive income	2,585	105,116	107,701

Change in accounting principle (see Note 1)	–	–	16,702
Accumulated other comprehensive income at December 31, 2017	$2,585	$105,116	$124,403

(1)
The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) and income tax expense in the consolidated statements of operations.

50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$14,543	$1,374	$17,598	$19,523
Commissions paid	$2,283	$189	$2,236	$1,995
Claims paid	$5,714	$704	$5,491	$9,769
Surrenders paid	$61,358	$5,902	$71,925	$89,464
Principal reinsurance ceded transactions are summarized as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$60,059	$5,139	$83,146	$87,209
Commissions received	$4,994	$262	$4,158	$4,192
Claim recoveries	$56,765	$6,717	$73,311	$75,471
Surrenders recovered	$411,004	$20,221	$211,216	$231,706
The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed indexed annuity contracts. At the same time the Company entered into this agreement, the Company also entered into an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.
51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
The Company has ceded to GLAC reserves of $457.5 million and $476.1 million as of December 31, 2017 and 2016, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business. The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $337.5 million and $322.3 million have been converted to direct business as of December 31, 2017 and 2016, respectively and ceded to GLAC. Annuity contracts having reserves of $120.0 million and $153.8 million as of December 31, 2017 and 2016, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
The Company has ceded reserves to an unrelated party of $1,115.5 million and $1,435.0 million as of December 31, 2017 and 2016, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
As of December 31, 2017and 2016, the value of the Company’s funds withheld liability under all its reinsurance agreements was $135.5 million and $169.1 million, respectively.
At December 31, 2017 and 2016, the Company has receivables totaling $2,171.6 million and $2,458.6 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2017 and 2016 was $2,314.2 million and $2,428.9 million, respectively.
As of December 31, 2017 and 2016, the Company had $1,437.6 million and $1,742.1 million, respectively, of reserves that were uncollateralized by the reinsurer.
52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities
The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$25,556,857	$22,880,504
Funding agreements	566,435	652,549
Other investment-type insurance contracts	1,354	1,297
Total liabilities for investment-type insurance contracts	26,124,646	23,534,350
Life and other reserves	2,217,540	2,505,526
Total policy reserves and annuity account values	$28,342,186	$26,039,876
The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account as of December 31:
	2017			2016
	Successor			Predecessor
		Net Amount			Net Amount
	Account Value	at Risk	Weighted-Average Attained Age	Account Value	at Risk	Weighted- Average Attained Age
	(Dollars in Millions)
Rollup GMDB	$ 673	$ 133	73	$ 691	$ 101	72
The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed indexed annuity contract holders.
As of December 31, 2017 and 2016, the reserve liability for the GLWB guarantee on fixed indexed annuities was $1,265.8 million and $940.1 million, respectively, and the reserve liability for the GMDB guarantee on fixed indexed annuities was $28.0 million and $21.9 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.
53

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2017			2016
	Successor			Predecessor
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Return of premium	$1,522	$15	65	$1,481	$20	64
Reset	140	–	59	128	1	58
Roll-up	129	51	70	134	62	70
Step-up	4,046	34	67	3,863	43	66
Combo	100	19	73	98	25	72
Subtotal	5,937	119	66	5,704	151	66

Enhanced	4	–	69	4	–	69
Total GMDB	$5,941	$119	66	$5,708	$151	66
The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMWB, and GMAB guarantees it provides for the benefit of variable annuity contract holders. The reserve liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2017 and 2016 was $16.9 million and $18.4 million, respectively. The reserve liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2017 and 2016 was $16.6 million and $20.1 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2017 and 2016 was $9.2 million and $11.6 million, respectively. These liabilities are included in policy reserves and annuity account values.
54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes
As of January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by SBC. For the year ended December 31, 2015, the Company filed separate federal income tax returns. The Company is no longer subject to U.S. federal and state examinations by tax authorities for the years before 2014. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.
Under a tax sharing agreement between SBC and certain of its related parties, SBC allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with SBC, SBLIC has a payable to SBC of $40.8 million and a receivable from SBC of $5.0 million at December 31, 2017 and 2016, respectively, for taxes, which is included in other liabilities/assets on the consolidated balance sheets.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, DSI, VOBA, and unrealized capital gains and losses on fixed maturity investments available for sale.
As of December 31, 2017 and 2016, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses in the consolidated statements of operations. The Company recorded no interest expense for unrecognized tax benefits for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015.
Income tax expense consists of the following for the periods ended:

	February 1,	January 1,
	2017 Through	2017 Through
	December 31,	January 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Current income tax expense	$192,954	$9,260	$9,630	$9,678
Deferred income tax (benefit) expense	(78,169)	(1,919)	87,879	35,485
Income tax expense	$114,785	$7,341	$97,509	$45,163

55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
From a tax return perspective, the Company has $199.1 million of net operating loss carryforwards (NOLs). Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these NOLs is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the NOLs.
The Company had no NOLs in 2017 for any states in which it is required to file an income tax return.
The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through
	December 31,	January 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Federal income tax expense computed at statutory rate	$176,161	$8,303	$105,438	$73,832
Increases (decreases) in taxes resulting from:
Valuation allowance	(2,142)	(346)	(37,948)	(31,596)
Dividends received deduction	(7,352)	(7)	(4,872)	(4,325)
Changes in uncertain tax positions	–	–	33,392	14,280
Prior period adjustments	(2,499)	–	1,654	(2,102)
Tax exempt interest	(970)	(31)	(446)	(5,427)
Enacted tax rate change	(40,549)	–	–	–
Other	(7,864)	(578)	291	501
Income tax expense	$114,785	$7,341	$97,509	$45,163
 “Other” in the above table includes nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.
56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
Net deferred income tax assets and liabilities consist of the following as of December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$529,352	$716,872
Credit carryover	8,666	8,666
Rider fee	9,754	28,546
Other	5,852	9,034
Total deferred income tax assets	553,624	763,118
Valuation allowance	–	(2,488)
Net deferred income tax assets	553,624	760,630

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales
inducements	29,020	705,747
Value of business acquired	334,076	10,936
Net unrealized capital gain on investments	63,735	43,157
Net unrealized gain on derivatives	123,520	28,062
Depreciation	27,895	42,133
Net unrealized deferred gain on investments	–	10,373
Commission accrual	13,337	31,123
Other	37,232	46,363
Total deferred income tax liabilities	628,815	917,894
Net deferred income tax liabilities	$(75,191)	$(157,264)
The oldest credit carryover will expire in 2031 and relates to general business credits.
57

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2017 and 2016, the Company did not record a valuation allowance on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2017 and 2016, the Company recorded a valuation allowance of $0 and $2.5 million, respectively, against a deferred tax loss that it does not expect will be recovered. The overall decrease in the valuation allowance of $2.5 million was primarily related to the decrease in the valuation allowance related to the sale of securities with unrealized built-in-losses that were limited under IRC Section 382, and the sale of securities which resulted in losses being realized during the year.
The Tax Cuts and Jobs Act reduces the US  federal corporate tax rate from 35% to 21% along with other changes, including how tax reserves are computed. At December 31, 2017, the Company has not completed accounting for the tax effects of the enactment of the Tax Cuts and Jobs Act; however, the Company has made a reasonable estimate of the effects on the existing deferred tax balances. In all cases, the Company will continue to make modifications to the calculations as additional analysis is completed. In addition, the estimates may also be affected with a more thorough understanding of the tax law.
13. Business Combinations and Pushdown Accounting
On January 31, 2017, the Company experienced a change of control transaction. This event met the definition of a business combination under ASC 805, Business Combinations (ASC 805).

Under GAAP, an acquirer of a business initially recognizes the acquired assets and liabilities at fair value. If the acquired business prepares separate financial statements, ASC 805 allows those statements to be prepared using the acquired company’s historical basis or the “stepped-up” or “pushdown” basis of the acquirer. The Company has elected pushdown accounting to record its assets and liabilities at fair value as of the acquisition date of January 31, 2017 and a purchase price allocated to the Company of $1,846.1 million.

58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
13. Business Combinations and Pushdown Accounting (continued)
The following table summarizes the allocation of the purchase price, which was generally based upon estimated fair values of the assets acquired and liabilities assumed as of the acquisition date of January 31, 2017.
January 31, 2017
(In Thousands)
Assets
Investments:
Securities available for sale:
Fixed maturities	$16,746,415
Equity securities	49,906
Securities trading:
Fixed maturities	147,184
Equity securities	69
Notes receivable from related parties	4,356,695
Mortgage loans	1,651,183
Policy loans	444,558
Cash and cash equivalents	686,510
Short-term investments	38,904
Call options	388,743
Other invested assets	439,500
Total investments	24,949,667

Accrued investment income	238,963
Accounts receivable	101,764
Reinsurance recoverable	2,458,624
Property and equipment, net	55,272
Value of business acquired	1,787,946
Goodwill	96,708
Other assets	80,021
Separate account assets	5,489,878
Total assets	35,258,843

Liabilities:
Policy reserves and annuity account values	26,261,370
Funds withheld	168,347
Accounts payable and accrued expenses	132,933
Deferred income tax liability	81,340
Surplus notes	120,811
Notes payable related to commission assignments	67,284
Mortgage debt	23,033
Debt from consolidated variable interest entities	698,845
Note payable − SAILES 2-0, LLC	77,313
Other liabilities	291,577
Separate account liabilities	5,489,878
Total liabilities	33,412,731
Net assets acquired	$1,846,112

59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
13. Business Combinations and Pushdown Accounting (continued)
The accounting for intangible assets, VOBA, and the purchase price allocation for the Transaction has not been finalized. In connection with ASC 805, the Company has a one-year measurement period to adjust to the new basis.
14. Goodwill
Goodwill included on the consolidated balance sheets at December 31, 2017 was $96.7 million.
Goodwill is not subject to amortization. Impairment of goodwill is evaluated annually. As a result of the December 31, 2017 annual impairment test, the Company determined that the carrying value of goodwill did not exceed fair value; therefore, no amounts were impaired.
15. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.
60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
Fixed Maturity Investments
The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2.
61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Short-term investments
Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Call options, currency forwards, swaps, and futures
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.
Other invested assets
Other invested assets include investments in joint ventures and partnerships that are carried at fair value. The fair value of these investments is determined utilizing an external third party pricing specialist through the use of the market approach, income approach, and underlying asset approach. These investments are included in Level 3.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the
62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.
Embedded derivatives – commission assignment
The fair value of the commission assignment embedded derivatives is determined by comparing the current period updated actuarial projected future cash flows, discounted to present value, to the amortized cost of the base level commission payments on the reporting date. The main variables considered in the actuarial projected future cash flows include: (i) policies that remain in-force; (ii) persistency expectations; (iii) expected future cash flows related to the level commission payments; and (iv) discount rate. These assets are included in Level 3.
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for variable annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – fixed indexed annuity contracts
Fair values of the Company’s embedded derivative component of the fixed indexed annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are
63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
One of the Company’s fixed indexed annuity products has an embedded derivative feature that returns GLWB rider charges in excess of index credits over a five year period.  The guarantee is reset on each 5th policy anniversary while in the accumulation phase.  The fair value of the policy’s embedded derivative is determined using the mean present value of a risk-neutral stochastic projection of the account value.  Discount rates are projected risk-free rates plus the Company’s own credit spread margin.
64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value
The following table presents categories reported at fair value as follows:
	December 31, 2017 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$571,436	$415,245	$156,191	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	252,679	–	252,679	–
Obligations of government-sponsored enterprises	370,222	–	370,222	–
Corporate	7,727,722	–	2,677,208	5,050,514
Obligations of foreign governments	1,148	–	1,148	–
Municipal obligations	276,726	–	273,090	3,636
Commercial mortgage-backed	563,479	–	557,873	5,606
Residential mortgage-backed	126,487	–	120,255	6,232
Collateralized debt obligations	8,960	–	7,943	1,017
Collateralized loan obligations	7,896,901	–	7,535,896	361,005
Redeemable preferred stock	7,267	–	7,267	–
Other asset backed	3,499,997	–	1,723,893	1,776,104
Total fixed maturity investments	20,731,588	–	13,527,474	7,204,114
Equity securities:
Communications	31,125	31,125	–	–
Financial	198	159	–	39
Consumer	10,227	10,227	–	–
Mutual funds	8,306	8,306	–	–
Government	4,618	–	–	4,618
Total equity securities	54,474	49,817	–	4,657

Short-term investments	28,505	–	–	28,505
Other invested assets	215,700	–	–	215,700
Call options	839,998	41,671	798,327	–
Swaps	8,461	(770)	9,231	–
Reinsurance derivative asset	327	–	–	327
Commission assignment derivative asset	16,538	–	–	16,538
Separate account assets	5,787,669	3,849,769	–	1,937,900
Total assets	$28,254,696	$4,355,732	$14,491,223	$9,407,741

Liabilities:
Currency forwards	$19,272	$–	$19,272	$–
Futures	2	2	–	–
Embedded derivatives:
GMWB and GMAB reserves	13,305	–	–	13,305
Fixed indexed annuity contracts	1,377,274	–	–	1,377,274
Total liabilities	$1,409,853	$2	$19,272	$1,390,579

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	December 31, 2016 (Predecessor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$854,317	$852,318	$1,999	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	400,710	–	400,710	–
Obligations of government-sponsored enterprises	478,022	–	478,022	–
Corporate	6,580,313	–	1,896,557	4,683,756
Obligations of foreign governments	10,278	–	10,278	–
Municipal obligations	264,465	–	261,267	3,198
Commercial mortgage-backed	488,318	–	477,374	10,944
Residential mortgage-backed	118,391	–	109,372	9,019
Collateralized debt obligations	4,303	–	1,311	2,992
Collateralized loan obligations	5,927,484	–	5,195,947	731,537
Redeemable preferred stock	14,248	–	14,248	–
Other asset backed	2,337,499	–	1,239,174	1,098,325
Total fixed maturity investments	16,624,031	–	10,084,260	6,539,771
Equity securities:
Financial	1,017	79	938	–
Communications	30,113	30,113	–	–
Government	9,200	–	–	9,200
Industrial	47	47	–	–
Mutual funds	7,372	7,372	–	–
Total equity securities	47,749	37,611	938	9,200

Short-term investments	69,889	–	67,713	2,176
Call options	381,396	–	381,396	–
Currency forwards	15,888	–	15,888	–
Swaps	23,956	–	23,956	–
Reinsurance derivative asset	4,351	–	–	4,351
Commission assignment derivative asset	14,735	–	–	14,735
Separate account assets	5,524,616	3,654,316	–	1,870,300
Total assets	$23,560,928	$4,544,245	$10,576,150	$8,440,533

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,394	$–	$–	$16,394
Fixed indexed annuity contracts	986,544	–	–	986,544
Total liabilities	$1,002,938	$–	$–	$1,002,938

66

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the period from February 1, 2017 through December 31, 2017 is as follows:
		Total Realized/Unrealized					Change in Unrealized Gains (losses) in Net Income for Positions Still Held
		Gains and Losses
	Balance at February 1, 2017	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2017
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,135,877	$(6,531)	$56,921	$(138,065)	$2,312	$5,050,514	$814
Municipal obligations	3,205	(11)	492	(50)	–	3,636	–
Commercial mortgage-backed	13,984	167	309	(2,861)	(5,993)	5,606	–
Residential mortgage-backed	8,939	23	(8)	(2,722)	–	6,232	–
Collateralized debt obligations	2,643	16	58	–	(1,700)	1,017	–
Collateralized loan obligations	299,612	601	2,080	134,753	(76,041)	361,005	–
Other asset backed	1,587,744	(2,890)	6,591	200,446	(15,787)	1,776,104	–
Total fixed maturity investments	7,052,004	(8,625)	66,443	191,501	(97,209)	7,204,114	814

Equity securities:
Financial	24	–	15	–	–	39	–
Government	9,050	138	–	(4,570)	–	4,618	–
Total equity securities	9,074	138	15	(4,570)	–	4,657	–

Short-term investments	2,176	–	318	26,011	–	28,505	–
Other invested assets	–	–	19,700	196,000	–	215,700	–
Reinsurance derivative asset	3,764	(3,437)	–	–	–	327	–
Commission assignment
derivative asset	16,319	219	–	–	–	16,538	–
Separate account assets(2)	1,870,300	67,600	–	–	–	1,937,900	–
Total assets	$8,953,637	$55,895	$86,476	$408,942	$(97,209)	$9,407,741	$814

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,141	$(2,836)	$–	$–	$–	$13,305	$–
Fixed indexed annuity contracts	1,012,008	289,293	–	75,973	–	1,377,274	–
Total liabilities	$1,028,149	$286,457	$–	$75,973	$–	$1,390,579	$–
(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)  Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.
67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the period from February 1, 2017 through December 31, 2017 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,637,843	$52,170	$2,452,855	$375,223	$(138,065)
Municipal obligations	–	–	–	50	(50)
Commercial mortgage-backed	–	–	2,811	50	(2,861)
Residential mortgage-backed	–	–	–	2,722	(2,722)
Collateralized loan obligations	101,633	–	(81,740)	48,620	134,753
Other asset backed	(541,151)	–	(816,496)	74,899	200,446
Total fixed maturity investments	2,198,325	52,170	1,557,430	501,564	191,501

Equity securities:
Government	150,142	–	154,712	–	(4,570)
Total equity securities	150,142	–	154,712	–	(4,570)

Short-term investments	28,187	–	–	2,176	26,011
Other invested assets	196,000	–	–	–	196,000
Total assets	$2,572,654	$52,170	$1,712,142	$503,740	$408,942

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$99,554	$–	$23,581	$75,973
Total liabilities	$–	$99,554	$–	$23,581	$75,973

68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the period from January 1, 2017 through January 31, 2017 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2017	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at January 31, 2017	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$4,683,756	$39,239	$(40,112)	$384,747	$68,247	$5,135,877	$(44)
Municipal obligations	3,198	76	(69)	–	–	3,205	–
Commercial mortgage-backed	10,944	(138)	143	3,035	–	13,984	143
Residential mortgage-backed	9,019	3	(2)	(81)	–	8,939	(1)
Collateralized debt obligations	2,992	1,474	(1,823)	–	–	2,643	–
Collateralized loan obligations	550,867	(14,485)	13,509	(15,596)	(234,683)	299,612	–
Other asset backed	1,278,995	11,885	(13,827)	3,344	307,347	1,587,744	–
Total fixed maturity investments	6,539,771	38,054	(42,181)	375,449	140,911	7,052,004	98

Equity securities:
Financial	–	24	–	–	–	24	–
Government	9,200	–	–	(150)	–	9,050	–
Total equity securities	9,200	24	–	(150)	–	9,074	–

Short-term investments	2,176	–	–	–	–	2,176	–
Reinsurance derivative asset	4,351	(587)	–	–	–	3,764	–
Commission assignment
derivative asset	14,735	1,584	–	–	–	16,319	–
Separate account assets(2)	1,870,300	–	–	–	–	1,870,300	–
Total assets	$8,440,533	$39,075	$(42,181)	$375,299	$140,911	$8,953,637	$98

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,394	$(253)	–	–	–	$16,141	$–
Fixed indexed annuity contracts	986,544	18,467	–	6,997	–	1,012,008	–
Total liabilities	$1,002,938	$18,214	$–	$6,997	$–	$1,028,149	$–

(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)  Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the period from January 1, 2017 through January 31, 2017 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$630,377	$355	$217,893	$28,092	$384,747
Commercial mortgage-backed	3,038	–	–	3	3,035
Residential mortgage-backed	–	–	–	81	(81)
Collateralized loan obligations	8,000	–	–	23,596	(15,596)
Other asset backed	4,916	–	–	1,572	3,344
Total fixed maturity investments	646,331	355	217,893	53,344	375,449

Equity securities:
Government	150	–	300	–	(150)
Total equity securities	150	–	300	–	(150)
Total assets	$646,481	$355	$218,193	$53,344	$375,299

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$8,650	$–	$1,653	$6,997
Total liabilities	$–	$8,650	$–	$1,653	$6,997

70

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2016 is as follows:
		Total Realized/Unrealized					Change in Unrealized Gains (losses) in Net Income for Positions Still Held
		Gains and Losses
	Balance at January 1, 2016	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2016
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,579,073	$(3,234)	$211,524	$1,195,175	$701,218	$4,683,756	$1,145
Municipal obligations	3,591	(7)	(341)	(45)	–	3,198	–
Commercial mortgage-backed	77,118	(102)	18	2,896	(68,986)	10,944	(95)
Residential mortgage-backed	10,719	162	(111)	(1,751)	–	9,019	–
Collateralized debt obligations	–	44	(209)	(144)	3,301	2,992	–
Collateralized loan obligations	1,640,546	1,845	148,836	(1,034,598)	(205,762)	550,867	–
Other asset backed	1,428,475	(339)	28,354	(7,324)	(170,171)	1,278,995	(108)
Total fixed maturity investments	5,739,522	(1,631)	388,071	154,209	259,600	6,539,771	942

Equity securities:
Consumer	481	(1,648)	1,167	–	–	–	–
Financial	2,650	–	–	(2,650)	–	–	–
Government	49,604	–	–	(40,404)	–	9,200	–
Total equity securities	52,735	(1,648)	1,167	(43,054)	–	9,200	–

Mortgage loans, fair value option	8,680	717	(683)	(8,714)	–	–	–
Short-term investments	314,704	–	(16)	(312,512)	–	2,176	–
Reinsurance derivative asset	5,115	(764)	–	–	–	4,351	–
Commission assignment
derivative asset	–	14,735	–	–	–	14,735	–
Separate account assets(2)	1,493,952	150,148	–	226,200	–	1,870,300	–
Total assets	$7,614,708	$161,557	$388,539	$16,129	$259,600	$8,440,533	$942

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	$5,762	$–	$–	$–	$16,394	$–
Fixed indexed annuity contracts	946,809	(85,604)	–	125,339	–	986,544	–
Total liabilities	$957,441	$(79,842)	$–	$125,339	$–	$1,002,938	$–

(1)    Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated  statements of operations.
(2)    Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)    Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.
71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2016 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,612,052	$24,360	$1,199,174	$242,063	$1,195,175
Municipal obligations	–	–	–	45	(45)
Commercial mortgage-backed	2,925	–	–	29	2,896
Residential mortgage-backed	6,472	–	4,120	4,103	(1,751)
Collateralized debt obligations	–	–	–	144	(144)
Collateralized loan obligations	581,574	(23)	104,203	1,511,946	(1,034,598)
Other asset backed	912,063	–	874,295	45,092	(7,324)
Total fixed maturity investments	4,115,086	24,337	2,181,792	1,803,422	154,209

Equity securities:
Financial	–	–	2,650	–	(2,650)
Government	66,893	–	107,297	–	(40,404)
Total equity securities	66,893	–	109,947	–	(43,054)

Mortgage loans, fair value option	–	–	8,611	103	(8,714)
Short-term investments	2,192	–	314,704	–	(312,512)
Separate account assets	226,200	–	–	–	226,200
Total assets	$4,410,371	$24,337	$2,615,054	$1,803,525	$16,129

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$144,325	$–	$18,986	$125,339
Total liabilities	$–	$144,325	$–	$18,986	$125,339

72

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Transfers
Transfers of assets and liabilities measured at fair value between hierarchy levels for the period from February 1, 2017 through December 31, 2017 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$4,839	$–	$2,527
Commercial mortgage-backed	–	–	–	–	–	5,993
Collateralized debt obligations	–	–	–	–	–	1,700
Collateralized loan obligations	–	–	–	54,488	–	130,529
Other asset backed	–	–	–	33,891	–	49,678
Total fixed maturity investments	$–	$–	$–	$93,218	$–	$190,427
Transfers of assets and liabilities measured at fair value between hierarchy levels for the period from January 1, 2017 through January 31, 2017 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$78,598	$–	$10,351
Collateralized loan obligations	–	–	–	43,401	–	278,084
Other asset backed	–	–	–	313,769	–	6,422
Total fixed maturity investments	$–	$–	$–	$435,768	$–	$294,857

73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2016 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$767,041	$–	$65,823
Commercial mortgage-backed	–	–	–	–	–	68,986
Collateralized debt obligations	–	–	–	3,301	–	–
Collateralized loan obligations	–	–	–	–	–	205,762
Other asset backed	–	–	–	18,946	–	189,117
Total fixed maturity investments	$–	$–	$–	$789,288	$–	$529,688
During 2017 and 2016, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor, or incurred changes to the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.
74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2017 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 3,787,145	Discount Model	Credit Spread	44 − 769 [241] basis points (bps)
	33,831		Discount Rate	8.00% − 10.50% [8.98%]
	573,207	Spread Duration	Credit Spread	95 − 632 [609] bps
	18,736	Market Comparables	Eligible Free Cash Flow (EFCF) Multiple	6.9x
	4,808		Credit Spread	332 bps
	3,877		Broadcast Cash Flow (BCF) Multiple	16x
	53,889	Trade Price	Recent Trade Price	100
	6,096	Waterfall Model	Cash Flows
Municipal obligations	3,636	Discount Model	Credit Spread	251 bps
Collateralized loan obligations	235,109	Discount Model	Discount Rate	2.00% − 11.50% [5.84%]
	10,384	Market Comparables	Credit Spread	323 bps
	1,256	Residual Equity	Residual Equity
Other asset backed	1,110,527	Discount Model	Credit Spread	126 − 348 [162] bps
	5,358		Discount Rate	8.50% − 9.50% [8.67%]
	40,000	Spread Duration	Credit Spread	95 bps
	44,083	Trade Price	Recent Trade Price	100
Total fixed maturity investments	5,931,942

Equity securities − Financial	39	Market Comparables	EBITDA Multiple	6.2x
Total equity securities	39

Other invested assets − Joint
venture and partnership
investments	215,700	Market Comparables	Market Value of Invested Capital	5.5x − 6.0x
			to Revenue	186 − 750 bps
		Discount Model	Discount Rate
Total Other Invested Assets	215,700

Reinsurance derivative asset	327	See Note (1)
Commission assignment
derivative asset	16,538	Income Approach	Years Discounted	0.08 yrs − 10.01 yrs [2.03 yrs]
			Interpolated Yield	3.27% − 5.43% [3.71%]
			Uncertainty Premium	0.44% − 10.08% [6.78%]
Separate account assets	1,937,900	Revenue Multiples	Projected Revenues	5.5x − 6.0x [5.72x]
		Discounted Cash Flow	Discount Rate	582 − 800 [667] bps
		Land Sale Comparison	Value per Buildable Square Footage Footage	$25.00 − 375.00 [255.33]
		See Note (3)
Total assets	$ 7,886,746	See Note (2)

75

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2017 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 13,305	Discounted Cash Flow	Own Credit Spread	0.86%
			Long-Term Equity Market Volatility	Market Consistent
			Risk Margin	5.00%
Fixed index annuity contracts	1,377,274	Discounted Cash Flow	Own Credit Spread	0.86%
			Risk Margin	0.13% – 0.17%
Total liabilities	$ 1,390,579

76

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2016 (Predecessor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 3,992,348	Discount Model	Credit Spread	145 − 1227 [307] basis
				points (bps)
	6,985		Discount Rate	5.9% − 29.4% [10.5%]
	233,005	Market Comparables	Credit Spread	185 − 400 [278] bps
	18,736		Loan to Cash Value	10.3x − 15.1x [15.1x]
	25,505	Waterfall Model	Cash Flows
	16,393	Trade Price	Recent Trade Price	100
	59	Distressed Pricing	Distressed Pricing	2.00%
	19	Recovery Analysis	Recovery Rate	1.00%
Collateralized loan obligations	179,007	Discount Model	Credit Spread	194 bps
	9,638	Market Comparables	Credit Spread	390 bps
Other asset backed	843,526	Discount Model	Credit Spread	145 − 290 [178] bps
	6,083		Discount Rate	6.75% − 7.75% [6.9%]
	122,417	Underlying Pricing Model	Market Value of Underlying	100.56
			Investments
	605	Market Comparables	Credit Spread	606 bps
	68,159		Yield	378 − 801 [553] bps
	44,083	Trade Price	Recent Trade Price	100
	1,588	Residual Equity	Residual Equity
Total fixed maturity investments	5,568,156

Short-term investments	2,040	Trade Price	Recent Trade Price	100
Reinsurance derivative asset	4,351	See Note (1)
Commission assignment
derivative asset	14,735	Income Approach	Years Discounted	0.00 yrs − 9.92 yrs
			Risk Adjusted Discount Rate	7.00%

Separate account assets	1,870,300	Revenue Multiples	Projected Revenues	5.5x − 6.0x [5.75x]
		Discounted Cash Flow	Discount Rate	620 − 825 [701] bps
		Land Sale Comparison	Value per Buildable Square Footage Footage	$22.00 − 335.00 [233.68]
		See Note (3)
Total assets	$ 7,459,582	See Note (2)

77

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2016 (Predecessor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 16,394	Discounted Cash Flow	Own Credit Spread	1.15%
			Long-Term Equity Market Volatility	Market Consistent
			Risk Margin	5.00%
Fixed index annuity contracts	986,544	Discounted Cash Flow	Own Credit Spread	1.15%
			Risk Margin	0.13% − 0.17%
Total liabilities	$ 1,002,938
(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative.
(2)	The tables above exclude certain securities for which the fair value of $1,305.2 million and $989.9 million as of December 31, 2017 and 2016, respectively, was based on non-binding broker quotes.
(3)
Separate account investments in partnerships for which the fair value as of December 31, 2017 and 2016 was determined through the manager’s representation of the fair value of the underlying investments.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in assumed lapse and mortality rates could cause the fair value of the commission assignment embedded derivative to significantly decrease or increase, respectively.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Increases or decreases in risk free rates could cause the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:
	December 31, 2017
	Successor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,929,273	$1,938,355	$–	$–	$1,938,355
Notes receivable from related parties	3,492,861	3,492,861	–	3,189,861	303,000
Policy loans	465,701	465,264	–	–	465,264
Business-owned life insurance	20,594	20,594	–	–	20,594
Company-owned life insurance	31,555	31,555	–	–	31,555
Supplementary contracts without life
contingencies	(57,132)	(53,228)	–	–	(53,228)
Individual and group annuities	(6,523,541)	(6,557,764)	–	–	(6,557,764)
Debt from consolidated VIEs	(645,919)	(655,394)	–	–	(655,394)
Notes payable related to commission
assignments	(46,174)	(46,174)	–	–	(46,174)
Surplus notes	(119,916)	(123,212)	–	–	(123,212)
Note payable − SAILES 2-0, LLC	(69,695)	(71,143)	–	–	(71,143)
Mortgage debt	(19,641)	(21,202)	–	–	(21,202)
Separate account liabilities	(5,787,669)	(5,787,669)	(3,849,769)	–	(1,937,900)

79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	December 31, 2016
	Predecessor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,652,037	$1,667,972	$–	$–	$1,667,972
Notes receivable from related parties	3,967,197	3,967,197	–	2,672,803	1,294,394
Policy loans	444,973	458,995	–	–	458,995
Business-owned life insurance	20,165	20,165	–	–	20,165
Company-owned life insurance	26,035	26,035	–	–	26,035
Supplementary contracts without life
contingencies	(41,003)	(30,337)	–	–	(30,337)
Individual and group annuities	(5,696,170)	(5,597,694)	–	–	(5,597,694)
Debt from consolidated VIEs	(720,055)	(690,196)	–	–	(690,196)
Notes payable related to commission
assignments	(68,998)	(68,998)	–	–	(68,998)
Surplus notes payable	(80,728)	(120,811)	–	–	(120,811)
Note payable − SAILES 2-0, LLC	(77,313)	(78,792)	–	–	(78,792)
Mortgage debt	(21,001)	(19,755)	–	–	(19,755)
Separate account liabilities	(5,524,616)	(5,524,616)	(4,030,664)	–	(1,493,952)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Mortgage loans – The carrying amounts of the residential mortgage loans reported on the consolidated balance sheets approximate their fair values due to a significant portion of these loans being financed within the last year and historical terms of these loans are not materially different than current terms being offered. Fair values of the commercial mortgage loans not held under the fair value option are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.
Notes receivable from related parties – The carrying amounts of certain notes receivable from related parties reported on the consolidated balance sheets for these instruments approximate their fair value due to short term nature. Fair values of certain notes receivable from related parties are valued with models that use market observable inputs.
80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
Business-owned life insurance and company-owned life insurance – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value. Business-owned life insurance and company-owned life insurance are included in other assets on the consolidated balance sheets. The fair value of business-owned life insurance and company-owned life insurance approximates the cash surrender value of the policies.
Supplementary contracts without life contingencies and individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.
Debt from consolidated VIEs – Fair values are estimated using discounted cash flow analyses.
Notes payable related to commission assignments – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values based upon the terms of the agreements and the timing of anticipated cash payments.
Surplus notes, note payable, and mortgage debt – Fair values are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.
Repurchase agreements and reverse repurchase agreements – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values due to short term nature.
81

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.
16. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $24.6 million and $22.9 million at December 31, 2017 and 2016, respectively, over the next several years as required by the general partner.
As of December 31, 2017 and 2016, the Company had committed up to $1,264.2 million and $774.0 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.
Expected future minimum rent income related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):
2018	$16,478
2019	16,398
2020	16,398
2021	16,398
2022	16,398
Thereafter	35,529
The amounts received under both leases are recorded in other revenues in the consolidated statements of operations.
Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, SE2, LLC (SE2), to certain SE2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and SE2.
82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
16. Commitments and Contingencies (continued)
Other legal and regulatory matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.
17. Debt
Line of Credit
At December 31, 2017, the Company has access to a $520.8 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (1.50% at December 31, 2017). The Company had no borrowings under this line of credit at December 31, 2017 and 2016. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2017.
Surplus Notes
The Company has outstanding surplus notes with a carrying value of $119.9 million and $80.7 million at December 31, 2017 and 2016, respectively. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Insurance Department (the Kansas Commissioner) and only out of surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.
83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
Notes Payable Related to Commission Assignments
Gennessee Insurance Agency, LLC had a note outstanding of $22.2 million and $31.0 million as of December 31, 2017 and 2016, respectively, which bears interest at a rate of 7.0%, maturing August 15, 2025.
Dunbarre Insurance Agency, LLC had notes outstanding as of December 31, 2017 and 2016 of $24.0 million and $38.0 million, respectively, which bear interest with rates ranging from 7.0% to 12.0%, with maturities ranging from July 15, 2020 to June 16, 2025.
Other Debt
SAILES had a long-term note outstanding with a related party as of December 31, 2017 and 2016 of $69.6 million and $77.3 million, respectively, which bears interest at a rate of 6.0% per annum and matures on February 28, 2025. The loan amortizes quarterly in arrears to the final maturity date.
Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies.
The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises.
The outstanding mortgage balance at December 31, 2017 and 2016, of $19.6 million and $21.0 million, respectively, is reflected on the consolidated balance sheets in mortgage debt.
84

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
At December 31, 2017, future principal payments for the years ending December 31 are as follows (in thousands):
	Note Payable −
	SAILES 2-0,	Mortgage
	LLC	Debt

2018	$7,924	$6,260
2019	8,412	3,543
2020	8,930	3,760
2021	9,479	3,991
2022	10,062	2,087
Thereafter	24,888	–
	$69,695	$19,641

Interest expense as presented in the consolidated statements of operations consisted of the following for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Debt/notes payable:
Surplus note interest	$5,934	$659	$10,283	$13,893
Debt from consolidated VIE interest	51,081	5,701	36,281	23,848
Notes payable related to commission	3,990	407	6,558	9,347
assignments interest
Note payable − SAILES 2-0, LLC interest	3,263	425	5,352	5,802
Mortgage debt interest	1,194	119	1,522	1,710
Total debt/notes payable interest	65,462	7,311	59,996	54,600
Repurchase agreement interest	807	–	3,221	2,399
Other interest	3,956	116	983	7
Total	$70,225	$7,427	$64,200	$57,006

85

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company reported amounts receivable from parent, subsidiaries and related parties of $2.0 million and $0.7 million at December 31, 2017 and 2016. The Company reported amounts payable to parent, subsidiaries and related parties of $17.3 million and $30.6 million at December 31, 2017 and 2016, respectively. Inter-company transactions regularly occur in the normal course of business and are normally settled within 30 days.
The Company occasionally receives loan representation fees, origination fees, and commitment fees for performing activities related to the creation of a new loan. These fees are deferred and amortized into income over the life of the loan. The Company received $1.9 million and $1.5 million for the years ended December 31, 2017 and 2016, respectively, in fees from related parties. The Company recognized income for these fees of $0.2 million, $0.1 million, $0.8 million, and $0.3 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively, which is included in other revenues in the consolidated statements of operations.
The Company paid $24.1 million and $10.6 million for the years ended December 31, 2017 and 2016, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $0.7 million, $0.2 million, $2.1 million, and $0.8 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively, which is included in commissions and other operating expenses in the consolidated statements of operations.
86

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
As of December 31, 2017 and 2016, the Company had the following investments in related parties with interest rates ranging from 3.4% to 8.0% and maturity dates ranging from January 2018 through April 2024. These investments are included in notes receivable from related parties on the consolidated balance sheets and are typically fully collateralized by assets of the debtor:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Canon Portfolio Trust, LLC	$52,000	$259,000
CBAM Funding 2016-1, LLC	20,000	570,400
CH Funding, LLC	–	231,126
CPD Funding 2016-1, LLC	–	294,000
Four Six Four Aircraft, LLC	–	3,000
McLean Funding, LLC	65,000	580,000
Note Funding 1892, LLC	291,000	402,876
Note Funding 1892-2, LLC	375,000	358,322
Oneida Portfolio Trust, LLC	250,000	–
Ozawkie, LLC	365,000	–
PD Holdings, LLC	–	262,867
Padfield AH, LLC	262,000	–
SCF Funding, LLC	–	183,426
SCF Realty Funding, LLC	230,000	–
Stonebriar Commercial Finance, LLC	513,000	472,086
Tumbleweed Funding, LLC	365,000	–
Other	704,861	350,094
	$3,492,861	$3,967,197

87

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
As of December 31, 2017 and 2016, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets.
	2017	2016
	Successor	Predecessor
	(In Thousands)

American Media & Entertainment	$215,000	$–
American Media Productions, LLC	383,224	373,998
Cardamom RE HQ, LLC	185,794	–
CBAM 2017-1, LTD	265,018	–
CBAM 2017-2, LTD	375,801	–
CBAM 2017-3, LTD	301,875	–
CBAM 2017-4, LTD	283,937	–
CBAM CLO Management, LLC	226,615	–
Cain International, LP	548,139	–
Cain Hoy Enterprises, LP	–	273,944
Efland Funding, LLC	177,328	224,034
Four Six Four Aircraft, LAK	–	187,947
Four Six Four Aircraft Issuer	406,660	–
Guggenheim Private Debt Funding	235,109	–
5180-2 CLO, LP	331,976	328,540
Maranon Loan Funding, LTD	131,350	191,531
Mayfair Portfolio Trust, LLC	175,000	235,000
SCF Realty Capital Master Trust	371,786	280,333
Steamboat Portfolio Trust, LLC	181,000	233,000
Stonebriar Holdings, LLC	528,290	271,000
Wanamaker Portfolio Trust, LLC	218,691	481,000
Wind River CLO, LTD	303,984	–
Other	2,466,909	1,828,102
88

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
The Company has contracted with Guggenheim Partners Investment Management, LLC to perform investment advisory services. The Company incurred fees of $0.7 million, $0.1, $13.0 million, and $27.2 million associated with the services performed for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively. These fees are included in commissions and other operating expense in the consolidated statements of operations.
Pursuant to an agreement effective January 1, 2017, the Company paid $79.3 million and $5.3 million for the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, respectively, to Eldridge Business Services, LLC for providing investment services and business development services related to investment strategy, asset origination, developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.
The Company entered into commission assignment agreements with Searcy Insurance Agency, LLC, South Blacktree Agency, LLC, and Saganaw Insurance Agency, LLC, related companies, making payments of $109.0 million, $10.0 million, $121.4 million, and $138.9 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
The Company received payments under administrative service agreements of $10.1 million, $0.9 million, $10.2 million, and $11.2 million from related party sponsored mutual funds, for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively. These fees are included in asset based fees in the consolidated statements of operations.
The Company received $17.0 million, $1.5 million, $16.0 million, and $6.0 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues in the consolidated statements of operations.
89

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
The Company incurred fees of $143.4 million, $17.0 million, $214.9 million, and $121.2 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015 respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses in the consolidated statements of operations.
The Company received $650.0 million as a capital contribution from SBLH during 2017. The Company paid $20 million in dividends to SBLH during 2017.
19. Statutory Financial Information and Regulatory Net Capital Requirements
The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department). The State of Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
Since 2012, the Kansas Commissioner has granted approval of a permitted accounting practice for eligible derivative assets that differ from NAIC SAP which allows the Company, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. In addition, under SAP, the corresponding reserve liabilities that are hedged by the eligible derivative assets are calculated under Actuarial Guideline (AG) 35, whereas the permitted practice allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. This permitted practice will expire on September 30, 2018, unless extended by the Kansas Commissioner.
The consolidated impact of these permitted practices, including the impact of income taxes, was to decrease statutory surplus by $86.9 million and increase statutory surplus by $28.6 million as of December 31, 2017 and 2016, respectively.
90

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
The Company offers riders on its fixed indexed annuities which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the rider would normally be reserved for under the revised AG 33. In 2012, the Company requested and received approval to use an alternative methodology under the Practical Considerations section of AG 33 from the Kansas Insurance Department. The reserve held at December 31, 2017 for fixed indexed annuities with riders issued prior to February 1, 2015 was based on AG 43, the approved alternative method for these contracts. AG 43 is a principles-based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG 43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company’s AG 43 statutory reserving assumptions and methodology with respect to FIAs with riders, management determined that certain lapse, income utilization and investment assumptions should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Kansas Commissioner agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019. In addition to the 2016 scheduled amount, the Company also recorded the remainder of the reserve strengthening scheduled for 2017 to 2019, as of December 31, 2016. For fixed indexed annuities with riders issued on or after February 1, 2015, the AG 33 reserving methodology has been utilized.
Statutory capital and surplus, including surplus notes (see Note 17) of the Company, was $1,900.6 million and $1,561.7 million at December 31, 2017 and 2016, respectively. Statutory net income (loss) of the Company was $181.0 million, $(81.0) million, and $75.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
At December 31, 2017, the Company’s statutory adjusted capital per the RBC calculation is $2,379.6 million as compared to its company action level RBC of $511.8 million and its authorized control level RBC of $255.9 million.
91

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.
SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
At December 31, 2017, SD had net capital of $34.5 million, which was $33.4 million in excess of its required net capital of $1.1 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD’s ratio of aggregate indebtedness to net capital was 47.27 to 1 at December 31, 2017.
20. Subsequent Events
Subsequent events have been evaluated through April 26, 2018, which is the date the financial statements were issued.
92

Exhibits and Financial Statement Schedule

Security Benefit Life Insurance Company and Subsidiaries
Exhibits and Financial Statement Schedules

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
Contents
Report of Independent Auditors	93

Exhibits and Financial Statement Schedules

Schedule I – Summary of Investments Other Than Investments in Related Parties as of December 31, 2017	94

Schedule III – Supplementary Insurance Information for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015	95

Schedule IV – Reinsurance for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015	96

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) as of December 31, 2017 and 2016, and for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, and have issued our report thereon dated April 26, 2018 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
April 26, 2018

93

Security Benefit Life Insurance Company and Subsidiaries
Schedule I – Summary of Investments
Other Than Investments in Related Parties

As of December 31, 2017
	December 31, 2017
	Successor
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
Securities available-for-sale:	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$251,060	$251,301	$251,300
Obligations of government-sponsored
enterprises	368,698	369,590	369,590
Corporate	4,305,902	4,371,884	4,371,884
Foreign governments	1,093	1,148	1,148
Municipal obligations	253,296	274,866	274,866
Commercial mortgage-backed	551,347	552,580	552,580
Residential mortgage-backed	120,819	124,895	124,895
Collateralized debt obligations	5,511	6,981	6,981
Collateralized loan obligations	4,917,070	4,963,196	4,963,196
Redeemable preferred stock	6,273	6,563	6,563
Other asset backed	1,972,201	1,990,778	1,990,778
Total fixed maturities	$12,753,270	$12,913,782	$12,913,781

Equity securities:
Communications	$31,125	$31,125	$31,125
Financial	24	39	39
Consumer	10,027	10,227	10,227
Government	4,618	4,618	4,618
Total equity securities	$45,794	$46,009	$46,009

Securities Fair Value Option:
Fixed maturities	$111,374	$113,424	$113,424
Equity securities	155	159	159

Mortgage loans	1,328,711	1,341,694	1,328,711
Cash and cash equivalents	571,436	571,427	571,436
Short-term investments	28,187	28,505	28,505
Call options	397,978	839,998	839,998
Other invested assets	25,527	25,527	25,527
	$15,262,432	$15,880,525	$15,867,550

94

Security Benefit Life Insurance Company and Subsidiaries
Schedule III – Supplementary Insurance Information

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(In Thousands)
Successor
February 1, 2017 Through
December 31, 2017:
Life insurance	$182,434	$27,014,937	$–	$1,327,249
Predecessor
January 1, 2017 Through
January 31, 2017:
Life insurance	1,143,310	$25,244,928	–	1,016,442
Year Ended December 31, 2016:
Life insurance	1,151,091	25,039,408	–	1,000,468
Year Ended December 31, 2015:
Life insurance	1,016,929	23,017,006	–	487,488
	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(In Thousands)
Successor
February 1, 2017 Through
December 31, 2017:
Life insurance	$178,877	$1,201,721	$981,427	$86,714	$327,081
Predecessor
January 1, 2017 Through
January 31, 2017:
Life insurance	15,465	97,037	73,027	16,611	27,743
Year Ended December 31, 2016:
Life insurance	170,593	1,092,029	709,532	125,722	294,210
Year Ended December 31, 2015:
Life insurance	154,231	908,909	304,345	51,947	226,705

See accompanying Report of Independent Auditors
95

Security Benefit Life Insurance Company and Subsidiaries
Schedule IV – Reinsurance

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
	February 1, 2017 Through December 31, 2017
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,319,342	$2,314,152	$72,770	$77,960	93%
Premiums:
Life insurance	18,539	18,539	3,380	3,380	100%
Annuity	2,720,574	41,520	11,163	2,690,217	0%
Total premiums	$2,739,113	$60,059	$14,543	$2,693,597	1%

	January 1, 2017 Through January 31, 2017
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,019	$2,428,695	$68,272	$73,596	93%
Premiums:
Life insurance	1,905	1,905	329	329	100%
Annuity	262,612	3,233	1,045	260,424	0%
Total premiums	$264,517	$5,138	$1,374	$260,753	1%

	December 31, 2016
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,141	$2,428,899	$65,834	$71,076	93%
Premiums:
Life insurance	23,307	23,308	3,968	3,967	100%
Annuity	3,710,341	59,838	13,629	3,664,132	0%
Accident and health insurance	–	–	1	1	0%
Total premiums	$3,733,648	$83,146	$17,598	$3,668,100	1%

See accompanying Report of Independent Auditors

96

Security Benefit Life Insurance Company and Subsidiaries
Schedule IV – Reinsurance

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
	December 31, 2015
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,553,992	$2,548,993	$64,433	$69,432	93%
Premiums:
Life insurance	24,304	24,305	4,253	4,252	100%
Annuity	2,419,345	62,904	15,269	2,371,710	1%
Accident and health insurance	–	–	1	1	0%
Total premiums	$2,443,649	$87,209	$19,523	$2,375,963	0%

See accompanying Report of Independent Auditors
97

Financial Statements

Variable Annuity Account XIV -Valuebuilder Variable Annuity
Year Ended December 31, 2017
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
Valuebuilder Variable Annuity

Financial Statements

Year Ended December 31, 2017

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	2
Statements of Operations	14
Statements of Changes in Net Assets	26
Notes to Financial Statements	46
1. Organization and Significant Accounting Policies	46
2. Variable Annuity Contract Charges	52
3. Summary of Unit Transactions	53
4. Financial Highlights	56
5. Subsequent Events	69

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XIV – Valuebuilder Variable Annuity Separate Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Variable Annuity Account XIV – Valuebuilder Variable Annuity Separate Account (the Separate Account) comprised of the subaccounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in Note 1 for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Variable Annuity Account XIV – Valuebuilder Variable Annuity Separate Account at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in Note 1, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, MO
April 26, 2018

1

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets

December 31, 2017

	American Century Equity Income	American Century Heritage	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Assets:
Mutual funds, at market value	$8,554,768	$2,032,397	$5,440,271	$2,199,683	$472,103
Net assets	8,554,768	2,032,397	5,440,271	2,199,683	472,103

Net assets:
Accumulation assets	8,553,221	2,032,397	5,440,271	2,199,683	472,103
Annuity assets	1,547	-	-	-	-
Net assets	$8,554,768	$2,032,397	$5,440,271	$2,199,683	$472,103

Units outstanding:
NEA Valuebuilder	415,635	107,147	456,362	161,223	36,498
AEA Valuebuilder	31,108	664	38,736	8,677	311
NEA Valuebuilder - RID	1,667	-	2,895	403	-
Total units	448,410	107,811	497,993	170,303	36,809

Unit value:
NEA Valuebuilder	$19.05	$18.82	$10.52	$12.61	$12.83
AEA Valuebuilder	$19.50	$26.31	$15.65	$18.45	$12.54
NEA Valuebuilder - RID	$15.23	$22.57	$12.30	$15.84	$12.34

Mutual funds, at cost	$8,169,512	$2,044,475	$4,754,960	$1,617,349	$449,426
Mutual fund shares	960,131	97,664	406,294	32,009	56,337
The accompanying notes are an integral part of these financial statements.

2

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	AMG Managers Fairpointe Mid Cap	Ariel	Calamos Growth
Assets:
Mutual funds, at market value	$535,735	$911,225	$2,201,800	$6,156,197	$9,687,691
Net assets	535,735	911,225	2,201,800	6,156,197	9,687,691

Net assets:
Accumulation assets	535,735	911,225	2,201,800	6,149,796	9,684,798
Annuity assets	-	-	-	6,401	2,893
Net assets	$535,735	$911,225	$2,201,800	$6,156,197	$9,687,691

Units outstanding:
NEA Valuebuilder	36,716	73,397	114,938	315,814	597,702
AEA Valuebuilder	12,445	2,285	2,580	11,928	14,227
NEA Valuebuilder - RID	-	-	-	-	-
Total units	49,161	75,682	117,518	327,742	611,929

Unit value:
NEA Valuebuilder	$10.96	$12.05	$18.76	$18.68	$15.72
AEA Valuebuilder	$10.71	$11.78	$18.34	$21.66	$19.57
NEA Valuebuilder - RID	$10.53	$11.59	$18.04	$15.37	$13.75

Mutual funds, at cost	$527,625	$928,717	$2,040,324	$5,462,177	$11,934,555
Mutual fund shares	92,848	133,026	51,576	87,971	298,266
The accompanying notes are an integral part of these financial statements.

3

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Calamos Growth and Income	Calamos High Income Opportunities(c)	Dreyfus Appreciation	Dreyfus Opportunistic Midcap Value	Dreyfus Strategic Value
Assets:
Mutual funds, at market value	$7,726,307	$246,701	$5,123,932	$2,462,093	$3,373,951
Net assets	7,726,307	246,701	5,123,932	2,462,093	3,373,951

Net assets:
Accumulation assets	7,718,312	246,701	5,120,985	2,460,081	3,372,248
Annuity assets	7,995	-	2,947	2,012	1,703
Net assets	$7,726,307	$246,701	$5,123,932	$2,462,093	$3,373,951

Units outstanding:
NEA Valuebuilder	447,670	19,830	377,336	122,520	163,761
AEA Valuebuilder	20,361	155	17,254	479	13,821
NEA Valuebuilder - RID	-	2,070	-	80	2,317
Total units	468,031	22,055	394,590	123,079	179,899

Unit value:
NEA Valuebuilder	$16.46	$11.22	$12.82	$19.95	$18.27
AEA Valuebuilder	$17.87	$10.98	$16.59	$31.82	$24.84
NEA Valuebuilder - RID	$14.03	$10.79	$14.66	$19.33	$16.68

Mutual funds, at cost	$7,346,670	$266,006	$5,716,264	$2,452,430	$2,901,208
Mutual fund shares	241,070	28,098	142,055	73,649	84,159

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

4

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Federated Bond	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation(e)	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap
Assets:
Mutual funds, at market value	$4,160,225	$2,476,168	$407,087	$1,344,353	$560,425
Net assets	4,160,225	2,476,168	407,087	1,344,353	560,425

Net assets:
Accumulation assets	4,160,225	2,476,168	405,426	1,344,353	560,425
Annuity assets	-	-	1,661	-	-
Net assets	$4,160,225	$2,476,168	$407,087	$1,344,353	$560,425

Units outstanding:
NEA Valuebuilder	324,529	177,794	28,227	104,042	34,996
AEA Valuebuilder	19,575	16,719	446	26,823	562
NEA Valuebuilder - RID	1,999	533	-	3,446	-
Total units	346,103	195,046	28,673	134,311	35,558

Unit value:
NEA Valuebuilder	$12.03	$12.37	$14.14	$10.06	$15.68
AEA Valuebuilder	$11.77	$16.09	$17.51	$9.84	$21.28
NEA Valuebuilder - RID	$11.57	$14.31	$-	$9.67	$-

Mutual funds, at cost	$4,172,674	$2,255,718	$295,396	$1,317,982	$397,312
Mutual fund shares	447,818	142,472	21,114	61,696	14,530

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

5

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Fidelity Advisor Value Strategies	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity	Guggenheim High Yield
Assets:
Mutual funds, at market value	$1,441,168	$3,906,134	$2,622,175	$38,395	$3,251,945
Net assets	1,441,168	3,906,134	2,622,175	38,395	3,251,945

Net assets:
Accumulation assets	1,439,610	3,906,134	2,622,175	38,395	3,251,945
Annuity assets	1,558	-	-	-	-
Net assets	$1,441,168	$3,906,134	$2,622,175	$38,395	$3,251,945

Units outstanding:
NEA Valuebuilder	80,801	333,383	215,659	2,543	218,476
AEA Valuebuilder	2,907	33,548	59,216	-	8,722
NEA Valuebuilder - RID	-	623	21,199	-	-
Total units	83,708	367,554	296,074	2,543	227,198

Unit value:
NEA Valuebuilder	$17.01	$10.65	$8.91	$15.10	$14.33
AEA Valuebuilder	$22.86	$10.42	$8.71	$14.76	$13.93
NEA Valuebuilder - RID	$14.76	$10.24	$8.57	$14.52	$13.60

Mutual funds, at cost	$1,216,204	$3,086,973	$2,684,874	$31,359	$3,326,569
Mutual fund shares	37,846	183,473	179,724	1,863	284,261

The accompanying notes are an integral part of these financial statements.

6

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim Large Cap Value	Guggenheim Mid Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth	Guggenheim US Investment Grade Bond
Assets:
Mutual funds, at market value	$4,334,300	$14,090,613	$1,167,169	$1,382,479	$5,886,118
Net assets	4,334,300	14,090,613	1,167,169	1,382,479	5,886,118

Net assets:
Accumulation assets	4,334,300	14,086,864	1,167,169	1,382,479	5,886,118
Annuity assets	-	3,749	-	-	-
Net assets	$4,334,300	$14,090,613	$1,167,169	$1,382,479	$5,886,118

Units outstanding:
NEA Valuebuilder	286,884	510,325	96,170	92,945	515,735
AEA Valuebuilder	19,935	14,239	8,366	6,784	65,353
NEA Valuebuilder - RID	297	420	-	-	6,382
Total units	307,116	524,984	104,536	99,729	587,470

Unit value:
NEA Valuebuilder	$13.77	$26.66	$10.83	$13.37	$10.12
AEA Valuebuilder	$18.98	$33.20	$15.05	$20.60	$9.29
NEA Valuebuilder - RID	$15.29	$18.41	$13.33	$13.77	$9.19

Mutual funds, at cost	$4,044,581	$14,931,014	$1,151,931	$1,322,825	$5,765,013
Mutual fund shares	93,593	409,730	51,417	30,970	315,610

The accompanying notes are an integral part of these financial statements.

7

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim World Equity Income	Invesco American Franchise	Invesco Comstock	Invesco Equity and Income	Invesco Mid Cap Core Equity
Assets:
Mutual funds, at market value	$4,865,497	$773,142	$7,767,757	$5,486,149	$1,437,343
Net assets	4,865,497	773,142	7,767,757	5,486,149	1,437,343

Net assets:
Accumulation assets	4,865,497	773,142	7,764,702	5,483,250	1,435,926
Annuity assets	-	-	3,055	2,899	1,417
Net assets	$4,865,497	$773,142	$7,767,757	$5,486,149	$1,437,343

Units outstanding:
NEA Valuebuilder	388,201	69,659	492,066	305,249	72,645
AEA Valuebuilder	23,853	41	11,237	31,139	14,634
NEA Valuebuilder - RID	522	1,287	2,892	3,364	2,341
Total units	412,576	70,987	506,195	339,752	89,620

Unit value:
NEA Valuebuilder	$11.51	$10.85	$15.21	$15.96	$15.61
AEA Valuebuilder	$16.42	$16.75	$21.37	$18.17	$18.49
NEA Valuebuilder - RID	$11.41	$14.87	$15.20	$14.53	$14.19

Mutual funds, at cost	$4,289,298	$560,837	$5,561,082	$4,962,638	$1,521,612
Mutual fund shares	315,941	39,226	289,194	500,561	66,760

The accompanying notes are an integral part of these financial statements.

8

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco Mid Cap Growth	Invesco Small Cap Growth(e)	Invesco Technology	Invesco V.I. Government Money Market	Invesco Value Opportunities
Assets:
Mutual funds, at market value	$479,643	$2,292,244	$583,429	$2,607,756	$2,208,536
Net assets	479,643	2,292,244	583,429	2,607,756	2,208,536

Net assets:
Accumulation assets	479,643	2,292,244	583,429	2,607,756	2,208,536
Annuity assets	-	-	-	-	-
Net assets	$479,643	$2,292,244	$583,429	$2,607,756	$2,208,536

Units outstanding:
NEA Valuebuilder	38,949	123,116	73,282	265,171	204,572
AEA Valuebuilder	486	1,799	680	8,729	884
NEA Valuebuilder - RID	555	-	-	647	2,345
Total units	39,990	124,915	73,962	274,547	207,801

Unit value:
NEA Valuebuilder	$11.82	$18.23	$7.78	$9.50	$10.62
AEA Valuebuilder	$21.78	$26.76	$19.55	$9.47	$14.72
NEA Valuebuilder - RID	$16.37	$20.67	$16.41	$9.45	$11.07

Mutual funds, at cost	$446,428	$1,776,381	$492,332	$2,607,756	$1,655,099
Mutual fund shares	12,702	61,438	13,191	2,607,756	150,753

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

9

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Janus Henderson Overseas(c)	Janus Henderson U.S. Managed Volatility(a)(d)	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive
Assets:
Mutual funds, at market value	$1,679,750	$785,719	$5,708,572	$180,379	$762,981
Net assets	1,679,750	785,719	5,708,572	180,379	762,981

Net assets:
Accumulation assets	1,679,750	785,719	5,708,572	180,379	762,981
Annuity assets	-	-	-	-	-
Net assets	$1,679,750	$785,719	$5,708,572	$180,379	$762,981

Units outstanding:
NEA Valuebuilder	208,002	62,037	420,343	15,521	48,628
AEA Valuebuilder	28,912	4,594	126,997	76	1,817
NEA Valuebuilder - RID	4,699	6,502	11,866	-	-
Total units	241,613	73,133	559,206	15,597	50,445

Unit value:
NEA Valuebuilder	$6.97	$10.75	$10.38	$11.53	$15.14
AEA Valuebuilder	$6.82	$10.74	$9.75	$11.27	$14.79
NEA Valuebuilder - RID	$6.70	$10.73	$9.50	$11.08	$14.53

Mutual funds, at cost	$1,749,831	$755,770	$5,751,288	$193,131	$723,692
Mutual fund shares	51,447	71,559	554,769	5,761	19,979

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

10

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	PIMCO Foreign Bond (U.S. Dollar-Hedged)	PIMCO High Yield	Prudential Jennison 20/20 Focus	Prudential Jennison Small Company	Prudential QMA Small-Cap Value(e)
Assets:
Mutual funds, at market value	$2,897,717	$2,152,300	$1,644,399	$487,914	$282,713
Net assets	2,897,717	2,152,300	1,644,399	487,914	282,713

Net assets:
Accumulation assets	2,897,717	2,152,300	1,644,399	487,914	282,713
Annuity assets	-	-	-	-	-
Net assets	$2,897,717	$2,152,300	$1,644,399	$487,914	$282,713

Units outstanding:
NEA Valuebuilder	222,576	125,404	110,784	31,131	17,901
AEA Valuebuilder	25,951	11,850	200	-	1,230
NEA Valuebuilder - RID	-	-	-	-	2,926
Total units	248,527	137,254	110,984	31,131	22,057

Unit value:
NEA Valuebuilder	$11.68	$15.63	$14.82	$15.68	$12.94
AEA Valuebuilder	$11.42	$16.50	$14.49	$15.34	$12.65
NEA Valuebuilder - RID	$11.23	$12.64	$14.25	$15.08	$12.44

Mutual funds, at cost	$2,888,989	$2,194,474	$1,720,977	$475,256	$317,947
Mutual fund shares	271,576	240,212	112,630	19,564	13,961

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

11

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Royce Opportunity	Royce Small-Cap Value	T. Rowe Price Capital Appreciation	T. Rowe Price Growth Stock	Victory RS Science and Technology
Assets:
Mutual funds, at market value	$1,927,590	$1,120,223	$5,766,472	$4,298,764	$383,800
Net assets	1,927,590	1,120,223	5,766,472	4,298,764	383,800

Net assets:
Accumulation assets	1,927,590	1,120,223	5,766,472	4,296,070	380,474
Annuity assets	-	-	-	2,694	3,326
Net assets	$1,927,590	$1,120,223	$5,766,472	$4,298,764	$383,800

Units outstanding:
NEA Valuebuilder	112,866	94,739	329,672	231,614	16,172
AEA Valuebuilder	13,251	1,693	33,335	9,245	3
NEA Valuebuilder - RID	-	-	4,553	-	-
Total units	126,117	96,432	367,560	240,859	16,175

Unit value:
NEA Valuebuilder	$15.31	$11.63	$15.73	$17.85	$23.73
AEA Valuebuilder	$14.97	$11.37	$15.38	$17.45	$23.20
NEA Valuebuilder - RID	$14.72	$11.18	$15.12	$17.16	$22.81

Mutual funds, at cost	$1,853,114	$1,118,271	$5,369,293	$3,456,758	$368,786
Mutual fund shares	152,258	110,694	206,019	72,541	17,801

The accompanying notes are an integral part of these financial statements.

12

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Victory RS Value	Wells Fargo Growth(e)	Wells Fargo Large Cap Core	Wells Fargo Opportunity	Wells Fargo Small Cap Value
Assets:
Mutual funds, at market value	$1,369,504	$588,402	$818,576	$478,710	$5,583,778
Net assets	1,369,504	588,402	818,576	478,710	5,583,778

Net assets:
Accumulation assets	1,369,504	588,402	818,576	478,710	5,582,170
Annuity assets	-	-	-	-	1,608
Net assets	$1,369,504	$588,402	$818,576	$478,710	$5,583,778

Units outstanding:
NEA Valuebuilder	80,602	36,113	61,402	25,762	236,164
AEA Valuebuilder	23,795	40	807	3,924	4,224
NEA Valuebuilder - RID	474	-	1,949	-	-
Total units	104,871	36,153	64,158	29,686	240,388

Unit value:
NEA Valuebuilder	$13.11	$16.25	$12.62	$15.11	$23.17
AEA Valuebuilder	$12.82	$28.64	$17.92	$22.46	$26.28
NEA Valuebuilder - RID	$12.61	$24.26	$15.35	$15.79	$15.94

Mutual funds, at cost	$1,571,921	$587,027	$564,428	$471,861	$7,327,782
Mutual fund shares	52,251	17,543	41,531	11,167	320,354

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

13

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations

Year Ended December 31, 2017

	American Century Equity Income	American Century Heritage	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Investment income (loss):
Dividend distributions	$129,776	$-	$35,106	$508	$4,857
Expenses:
Mortality and expense risk charge	(62,971)	(13,734)	(45,389)	(14,491)	(3,454)
Other expense charge	(12,315)	(2,734)	(8,781)	(2,860)	(688)
Net investment income (loss)	54,490	(16,468)	(19,064)	(16,843)	715

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	771,952	188,159	224,834	127,397	35,665
Realized capital gain (loss) on sales of fund shares	105,981	(1,134)	227,405	128,801	4,752
Change in unrealized appreciation/depreciation on investments during the year	4,202	170,940	1,093,950	217,643	34,199
Net realized and unrealized capital gain (loss) on investments	882,135	357,965	1,546,189	473,841	74,616
Net increase (decrease) in net assets from operations	$936,625	$341,497	$1,527,125	$456,998	$75,331

The accompanying notes are an integral part of these financial statements.

14

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	AMG Managers Fairpointe Mid Cap	Ariel	Calamos Growth
Investment income (loss):
Dividend distributions	$5,135	$11,116	$-	$41,509	$-
Expenses:
Mortality and expense risk charge	(3,835)	(6,672)	(15,272)	(35,130)	(70,464)
Other expense charge	(713)	(1,321)	(3,029)	(6,884)	(13,955)
Net investment income (loss)	587	3,123	(18,301)	(505)	(84,419)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	24,940	77,504	136,235	296,996	1,177,538
Realized capital gain (loss) on sales of fund shares	(1,044)	3,487	27,079	172,916	(372,888)
Change in unrealized appreciation/depreciation on investments during the year	17,732	31,674	66,985	213,986	1,390,047
Net realized and unrealized capital gain (loss) on investments	41,628	112,665	230,299	683,898	2,194,697
Net increase (decrease) in net assets from operations	$42,215	$115,788	$211,998	$683,393	$2,110,278

The accompanying notes are an integral part of these financial statements.

15

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Calamos Growth and Income	Calamos High Income Opportunities(c)	Dreyfus Appreciation	Dreyfus Opportunistic Midcap Value	Dreyfus Strategic Value
Investment income (loss):
Dividend distributions	$119,791	$11,760	$58,164	$-	$30,028
Expenses:
Mortality and expense risk charge	(58,478)	(1,902)	(37,329)	(17,679)	(25,958)
Other expense charge	(11,531)	(364)	(7,344)	(3,520)	(5,023)
Net investment income (loss)	49,782	9,494	13,491	(21,199)	(953)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	432,128	-	707,039	283,781	303,794
Realized capital gain (loss) on sales of fund shares	53,108	(1,067)	(105,328)	10,729	113,830
Change in unrealized appreciation/depreciation on investments during the year	562,299	3,557	489,146	50,555	14,716
Net realized and unrealized capital gain (loss) on investments	1,047,535	2,490	1,090,857	345,065	432,340
Net increase (decrease) in net assets from operations	$1,097,317	$11,984	$1,104,348	$323,866	$431,387

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

16

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Federated Bond	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation(e)	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap
Investment income (loss):
Dividend distributions	$163,727	$25,637	$-	$17,452	$170
Expenses:
Mortality and expense risk charge	(32,622)	(16,693)	(2,764)	(13,614)	(3,848)
Other expense charge	(6,401)	(3,272)	(549)	(2,588)	(764)
Net investment income (loss)	124,704	5,672	(3,313)	1,250	(4,442)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,060	324,812	-	64,899	23,352
Realized capital gain (loss) on sales of fund shares	(10,457)	118,464	3,347	54,765	15,226
Change in unrealized appreciation/depreciation on investments during the year	118,744	(72,331)	104,965	(80,280)	53,285
Net realized and unrealized capital gain (loss) on investments	113,347	370,945	108,312	39,384	91,863
Net increase (decrease) in net assets from operations	$238,051	$376,617	$104,999	$40,634	$87,421

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

17

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Fidelity Advisor Value Strategies	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity	Guggenheim High Yield
Investment income (loss):
Dividend distributions	$14,312	$22,672	$51,407	$-	$171,305
Expenses:
Mortality and expense risk charge	(10,944)	(21,296)	(26,231)	(339)	(23,408)
Other expense charge	(2,159)	(4,106)	(4,886)	(68)	(4,635)
Net investment income (loss)	1,209	(2,730)	20,290	(407)	143,262

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	96,048	-	-	2,538	-
Realized capital gain (loss) on sales of fund shares	49,752	116,824	(29,500)	6,481	(10,284)
Change in unrealized appreciation/depreciation on investments during the year	85,667	915,475	34,602	(5,671)	42,015
Net realized and unrealized capital gain (loss) on investments	231,467	1,032,299	5,102	3,348	31,731
Net increase (decrease) in net assets from operations	$232,676	$1,029,569	$25,392	$2,941	$174,993

The accompanying notes are an integral part of these financial statements.

18

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim Large Cap Value	Guggenheim Mid Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth	Guggenheim US Investment Grade Bond
Investment income (loss):
Dividend distributions	$44,456	$-	$10,554	$6,722	$206,187
Expenses:
Mortality and expense risk charge	(33,550)	(104,517)	(9,849)	(10,634)	(49,354)
Other expense charge	(6,543)	(20,690)	(1,909)	(2,069)	(9,563)
Net investment income (loss)	4,363	(125,207)	(1,204)	(5,981)	147,270

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	287,094	989,809	174,553	151,334	-
Realized capital gain (loss) on sales of fund shares	97,697	(181,074)	46,245	19,886	19,907
Change in unrealized appreciation/depreciation on investments during the year	180,930	924,356	19,393	125,908	169,876
Net realized and unrealized capital gain (loss) on investments	565,721	1,733,091	240,191	297,128	189,783
Net increase (decrease) in net assets from operations	$570,084	$1,607,884	$238,987	$291,147	$337,053

The accompanying notes are an integral part of these financial statements.

19

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim World Equity Income	Invesco American Franchise	Invesco Comstock	Invesco Equity and Income	Invesco Mid Cap Core Equity
Investment income (loss):
Dividend distributions	$113,604	$-	$119,220	$107,348	$2,039
Expenses:
Mortality and expense risk charge	(37,870)	(5,707)	(60,136)	(40,403)	(11,156)
Other expense charge	(7,412)	(1,126)	(11,826)	(7,839)	(2,116)
Net investment income (loss)	68,322	(6,833)	47,258	59,106	(11,233)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	39,415	166,147	248,520	190,022
Realized capital gain (loss) on sales of fund shares	90,307	24,035	578,072	100,302	(1,783)
Change in unrealized appreciation/depreciation on investments during the year	473,723	113,011	400,465	90,741	2,514
Net realized and unrealized capital gain (loss) on investments	564,030	176,461	1,144,684	439,563	190,753
Net increase (decrease) in net assets from operations	$632,352	$169,628	$1,191,942	$498,669	$179,520

The accompanying notes are an integral part of these financial statements.

20

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco Mid Cap Growth	Invesco Small Cap Growth(e)	Invesco Technology	Invesco V.I. Government Money Market	Invesco Value Opportunities
Investment income (loss):
Dividend distributions	$-	$-	$-	$8,265	$-
Expenses:
Mortality and expense risk charge	(5,780)	(16,147)	(4,512)	(20,055)	(15,832)
Other expense charge	(1,114)	(3,205)	(895)	(3,963)	(3,137)
Net investment income (loss)	(6,894)	(19,352)	(5,407)	(15,753)	(18,969)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	38,452	194,076	22,995	-	107,426
Realized capital gain (loss) on sales of fund shares	51,771	46,166	24,496	-	49,624
Change in unrealized appreciation/depreciation on investments during the year	53,436	236,731	128,532	-	176,021
Net realized and unrealized capital gain (loss) on investments	143,659	476,973	176,023	-	333,071
Net increase (decrease) in net assets from operations	$136,765	$457,621	$170,616	$(15,753)	$314,102

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

21

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Janus Henderson Overseas(c)	Janus Henderson U.S. Managed Volatility(a)(d)	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive
Investment income (loss):
Dividend distributions	$25,661	$26,814	$155,756	$1,643	$3,217
Expenses:
Mortality and expense risk charge	(13,810)	(4,352)	(56,460)	(1,275)	(5,595)
Other expense charge	(2,657)	(820)	(10,674)	(254)	(1,107)
Net investment income (loss)	9,194	21,642	88,622	114	(3,485)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	10,746	-	12,095	39,704
Realized capital gain (loss) on sales of fund shares	(82,356)	22,140	(18,798)	(871)	3,315
Change in unrealized appreciation/depreciation on investments during the year	536,503	29,949	108,444	8,181	77,734
Net realized and unrealized capital gain (loss) on investments	454,147	62,835	89,646	19,405	120,753
Net increase (decrease) in net assets from operations	$463,341	$84,477	$178,268	$19,519	$117,268

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

22

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	PIMCO Foreign Bond (U.S. Dollar-Hedged)	PIMCO High Yield	Prudential Jennison 20/20 Focus	Prudential Jennison Small Company	Prudential QMA Small-Cap Value(e)
Investment income (loss):
Dividend distributions	$19,649	$109,094	$-	$193	$3,796
Expenses:
Mortality and expense risk charge	(15,709)	(17,621)	(11,188)	(3,512)	(2,264)
Other expense charge	(3,015)	(3,435)	(2,231)	(701)	(421)
Net investment income (loss)	925	88,038	(13,419)	(4,020)	1,111

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	283,854	37,039	29,184
Realized capital gain (loss) on sales of fund shares	(10,043)	(9,560)	411	(1,316)	(4,992)
Change in unrealized appreciation/depreciation on investments during the year	44,356	51,825	64,843	47,709	(12,394)
Net realized and unrealized capital gain (loss) on investments	34,313	42,265	349,108	83,432	11,798
Net increase (decrease) in net assets from operations	$35,238	$130,303	$335,689	$79,412	$12,909

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

23

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Royce Opportunity	Royce Small-Cap Value	T. Rowe Price Capital Appreciation	T. Rowe Price Growth Stock	Victory RS Science and Technology
Investment income (loss):
Dividend distributions	$-	$2,979	$50,468	$-	$-
Expenses:
Mortality and expense risk charge	(13,462)	(7,308)	(42,408)	(29,706)	(2,223)
Other expense charge	(2,629)	(1,451)	(8,181)	(5,889)	(444)
Net investment income (loss)	(16,091)	(5,780)	(121)	(35,595)	(2,667)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	257,503	37,508	291,593	526,995	58,189
Realized capital gain (loss) on sales of fund shares	52,783	(5,168)	141,366	171,499	19,930
Change in unrealized appreciation/depreciation on investments during the year	44,097	25,863	275,230	390,724	28,124
Net realized and unrealized capital gain (loss) on investments	354,383	58,203	708,189	1,089,218	106,243
Net increase (decrease) in net assets from operations	$338,292	$52,423	$708,068	$1,053,623	$103,576

The accompanying notes are an integral part of these financial statements.

24

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Victory RS Value	Wells Fargo Growth(e)	Wells Fargo Large Cap Core	Wells Fargo Opportunity	Wells Fargo Small Cap Value
Investment income (loss):
Dividend distributions	$2,107	$-	$5,393	$1,861	$-
Expenses:
Mortality and expense risk charge	(7,481)	(3,979)	(5,622)	(6,558)	(41,469)
Other expense charge	(1,436)	(793)	(1,097)	(1,243)	(8,235)
Net investment income (loss)	(6,810)	(4,772)	(1,326)	(5,940)	(49,704)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	273,484	145,915	8,881	60,721	1,601,084
Realized capital gain (loss) on sales of fund shares	2,033	3,003	13,824	39,314	(161,708)
Change in unrealized appreciation/depreciation on investments during the year	(125,942)	5,685	126,952	31,068	(726,460)
Net realized and unrealized capital gain (loss) on investments	149,575	154,603	149,657	131,103	712,916
Net increase (decrease) in net assets from operations	$142,765	$149,831	$148,331	$125,163	$663,212

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

25

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets

Years Ended December 31, 2017 and 2016
	American Century Equity Income		American Century Heritage		American Century International Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$54,490	$56,344	$(16,468)	$(15,720)	$(19,064)	$(38,986)
Capital gains distributions	771,952	422,207	188,159	149,133	224,834	-
Realized capital gain (loss) on sales of fund shares	105,981	141,185	(1,134)	(41,584)	227,405	(67,289)
Change in unrealized appreciation/depreciation on investments during the year	4,202	531,932	170,940	(38,266)	1,093,950	(317,231)
Net increase (decrease) in net assets from operations	936,625	1,151,668	341,497	53,563	1,527,125	(423,506)

From contract owner transactions:
Variable annuity deposits	174,654	159,290	42,320	50,496	199,708	228,483
Contract owner maintenance charges	(22,911)	(19,778)	(4,159)	(3,834)	(15,998)	(17,662)
Terminations and withdrawals	(916,680)	(755,839)	(202,513)	(108,265)	(604,390)	(759,696)
Annuity payments	(1,023)	(1,183)	-	-	(214)	(298)
Transfers between subaccounts, net	770,043	626,398	164,530	121,818	(1,394,413)	512,785
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	4,083	8,888	178	60,215	(1,815,307)	(36,388)
Net increase (decrease) in net assets	940,708	1,160,556	341,675	113,778	(288,182)	(459,894)
Net assets at beginning of year	7,614,060	6,453,504	1,690,722	1,576,944	5,728,453	6,188,347
Net assets at end of year	$8,554,768	$7,614,060	$2,032,397	$1,690,722	$5,440,271	$5,728,453

The accompanying notes are an integral part of these financial statements.

26

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Century Select		American Century Strategic Allocation: Aggressive		American Century Strategic Allocation: Conservative
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16,843)	$(12,486)	$715	$1,037	$587	$(742)
Capital gains distributions	127,397	54,960	35,665	6,568	24,940	6,747
Realized capital gain (loss) on sales of fund shares	128,801	42,280	4,752	(1,903)	(1,044)	(182)
Change in unrealized appreciation/depreciation on investments during the year	217,643	(20,308)	34,199	16,600	17,732	20,762
Net increase (decrease) in net assets from operations	456,998	64,446	75,331	22,302	42,215	26,585

From contract owner transactions:
Variable annuity deposits	38,593	30,914	8,366	12,266	68,801	17,705
Contract owner maintenance charges	(4,341)	(3,439)	(1,719)	(1,363)	(1,129)	(1,973)
Terminations and withdrawals	(249,577)	(185,117)	(46,718)	(25,203)	(64,918)	(11,090)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	326,473	67,216	(4,574)	2,328	60,715	(121)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	111,148	(90,426)	(44,645)	(11,972)	63,469	4,521
Net increase (decrease) in net assets	568,146	(25,980)	30,686	10,330	105,684	31,106
Net assets at beginning of year	1,631,537	1,657,517	441,417	431,087	430,051	398,945
Net assets at end of year	$2,199,683	$1,631,537	$472,103	$441,417	$535,735	$430,051

The accompanying notes are an integral part of these financial statements.

27

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Century Strategic Allocation: Moderate		AMG Managers Fairpointe Mid Cap		Ariel
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,123	$(1,104)	$(18,301)	$(9,514)	$(505)	$(22,329)
Capital gains distributions	77,504	11,022	136,235	79,327	296,996	272,065
Realized capital gain (loss) on sales of fund shares	3,487	(13,835)	27,079	(24,668)	172,916	28,984
Change in unrealized appreciation/depreciation on investments during the year	31,674	41,380	66,985	324,884	213,986	298,957
Net increase (decrease) in net assets from operations	115,788	37,463	211,998	370,029	683,393	577,677

From contract owner transactions:
Variable annuity deposits	21,816	27,894	85,857	82,408	90,904	120,420
Contract owner maintenance charges	(4,181)	(3,566)	(4,339)	(3,747)	(12,680)	(11,567)
Terminations and withdrawals	(19,410)	(26,269)	(141,749)	(141,393)	(299,173)	(375,019)
Annuity payments	-	-	-	-	(839)	(654)
Transfers between subaccounts, net	(102,796)	128,758	103,460	(112,336)	1,060,609	471,688
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(104,571)	126,817	43,229	(175,068)	838,821	204,868
Net increase (decrease) in net assets	11,217	164,280	255,227	194,961	1,522,214	782,545
Net assets at beginning of year	900,008	735,728	1,946,573	1,751,612	4,633,983	3,851,438
Net assets at end of year	$911,225	$900,008	$2,201,800	$1,946,573	$6,156,197	$4,633,983

The accompanying notes are an integral part of these financial statements.

28

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Calamos Growth		Calamos Growth and Income		Calamos High Income Opportunities(c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(84,419)	$(84,117)	$49,782	$170,717	$9,494	$10,070
Capital gains distributions	1,177,538	351,552	432,128	290,189	-	-
Realized capital gain (loss) on sales of fund shares	(372,888)	(490,154)	53,108	(28,191)	(1,067)	(6,212)
Change in unrealized appreciation/depreciation on investments during the year	1,390,047	(95,598)	562,299	14,760	3,557	21,563
Net increase (decrease) in net assets from operations	2,110,278	(318,317)	1,097,317	447,475	11,984	25,421

From contract owner transactions:
Variable annuity deposits	181,470	225,067	121,844	124,522	7,355	5,773
Contract owner maintenance charges	(21,088)	(24,241)	(20,141)	(22,360)	(992)	(949)
Terminations and withdrawals	(855,058)	(882,064)	(793,791)	(741,933)	(8,320)	(41,534)
Annuity payments	(1,287)	(1,399)	(461)	(627)	-	-
Transfers between subaccounts, net	(614,725)	(294,267)	(205,727)	(418,905)	(2,686)	108
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,310,688)	(976,904)	(898,276)	(1,059,303)	(4,643)	(36,602)
Net increase (decrease) in net assets	799,590	(1,295,221)	199,041	(611,828)	7,341	(11,181)
Net assets at beginning of year	8,888,101	10,183,322	7,527,266	8,139,094	239,360	250,541
Net assets at end of year	$9,687,691	$8,888,101	$7,726,307	$7,527,266	$246,701	$239,360

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

29

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dreyfus Appreciation		Dreyfus Opportunistic Midcap Value		Dreyfus Strategic Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$13,491	$24,801	$(21,199)	$(19,607)	$(953)	$14,354
Capital gains distributions	707,039	968,686	283,781	104,500	303,794	49,560
Realized capital gain (loss) on sales of fund shares	(105,328)	(97,694)	10,729	(83,061)	113,830	40,213
Change in unrealized appreciation/depreciation on investments during the year	489,146	(600,943)	50,555	322,834	14,716	390,165
Net increase (decrease) in net assets from operations	1,104,348	294,850	323,866	324,666	431,387	494,292

From contract owner transactions:
Variable annuity deposits	161,681	168,201	33,797	41,026	51,069	57,599
Contract owner maintenance charges	(9,737)	(10,095)	(5,841)	(6,493)	(8,641)	(9,209)
Terminations and withdrawals	(338,443)	(334,864)	(152,104)	(253,672)	(476,173)	(468,928)
Annuity payments	(735)	(631)	(516)	(435)	(435)	(365)
Transfers between subaccounts, net	(123,550)	106,835	(111,028)	(205,943)	(131,424)	402,231
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(310,784)	(70,554)	(235,692)	(425,517)	(565,604)	(18,672)
Net increase (decrease) in net assets	793,564	224,296	88,174	(100,851)	(134,217)	475,620
Net assets at beginning of year	4,330,368	4,106,072	2,373,919	2,474,770	3,508,168	3,032,548
Net assets at end of year	$5,123,932	$4,330,368	$2,462,093	$2,373,919	$3,373,951	$3,508,168

The accompanying notes are an integral part of these financial statements.

30

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Federated Bond		Fidelity Advisor Dividend Growth		Fidelity Advisor International Capital Appreciation(e)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$124,704	$141,491	$5,672	$1,038	$(3,313)	$(3,255)
Capital gains distributions	5,060	2,177	324,812	-	-	-
Realized capital gain (loss) on sales of fund shares	(10,457)	(43,074)	118,464	71,348	3,347	2,505
Change in unrealized appreciation/depreciation on investments during the year	118,744	189,266	(72,331)	35,901	104,965	(15,071)
Net increase (decrease) in net assets from operations	238,051	289,860	376,617	108,287	104,999	(15,821)

From contract owner transactions:
Variable annuity deposits	162,683	153,598	43,323	40,069	130	120
Contract owner maintenance charges	(9,139)	(10,341)	(5,715)	(4,410)	(859)	(869)
Terminations and withdrawals	(409,521)	(470,774)	(349,115)	(287,183)	(28,330)	(32,379)
Annuity payments	-	-	-	-	(27)	-
Transfers between subaccounts, net	(320,336)	153,111	472,441	118,613	1,615	(9,667)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(576,313)	(174,406)	160,934	(132,911)	(27,471)	(42,795)
Net increase (decrease) in net assets	(338,262)	115,454	537,551	(24,624)	77,528	(58,616)
Net assets at beginning of year	4,498,487	4,383,033	1,938,617	1,963,241	329,559	388,175
Net assets at end of year	$4,160,225	$4,498,487	$2,476,168	$1,938,617	$407,087	$329,559

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

31

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity Advisor Real Estate		Fidelity Advisor Stock Selector Mid Cap		Fidelity Advisor Value Strategies
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,250	$7,762	$(4,442)	$(2,629)	$1,209	$2,900
Capital gains distributions	64,899	108,996	23,352	984	96,048	253,473
Realized capital gain (loss) on sales of fund shares	54,765	77,025	15,226	9,670	49,752	50,429
Change in unrealized appreciation/depreciation on investments during the year	(80,280)	(108,314)	53,285	31,474	85,667	(182,261)
Net increase (decrease) in net assets from operations	40,634	85,469	87,421	39,499	232,676	124,541

From contract owner transactions:
Variable annuity deposits	49,417	50,403	11,157	6,676	30,795	26,696
Contract owner maintenance charges	(6,607)	(8,951)	(1,307)	(1,269)	(4,320)	(4,272)
Terminations and withdrawals	(323,716)	(405,316)	(27,124)	(36,323)	(159,353)	(184,151)
Annuity payments	-	-	-	-	(402)	(342)
Transfers between subaccounts, net	(416,089)	(172,214)	21,471	(8,392)	(96,361)	74,514
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(696,995)	(536,078)	4,197	(39,308)	(229,641)	(87,555)
Net increase (decrease) in net assets	(656,361)	(450,609)	91,618	191	3,035	36,986
Net assets at beginning of year	2,000,714	2,451,323	468,807	468,616	1,438,133	1,401,147
Net assets at end of year	$1,344,353	$2,000,714	$560,425	$468,807	$1,441,168	$1,438,133

The accompanying notes are an integral part of these financial statements.

32

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Goldman Sachs Emerging Markets Equity		Goldman Sachs Government Income		Guggenheim Alpha Opportunity
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,730)	$117	$20,290	$16,479	$(407)	$(360)
Capital gains distributions	-	-	-	-	2,538	14
Realized capital gain (loss) on sales of fund shares	116,824	(12,441)	(29,500)	118	6,481	4,355
Change in unrealized appreciation/depreciation on investments during the year	915,475	34,420	34,602	(45,050)	(5,671)	519
Net increase (decrease) in net assets from operations	1,029,569	22,096	25,392	(28,453)	2,941	4,528

From contract owner transactions:
Variable annuity deposits	89,403	78,536	69,221	69,120	-	42
Contract owner maintenance charges	(9,189)	(6,354)	(12,226)	(12,844)	(221)	(207)
Terminations and withdrawals	(298,544)	(196,619)	(643,192)	(811,486)	(1,940)	(7,340)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	939,678	527,029	(482,253)	1,553,627	(19,437)	25,365
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	721,348	402,592	(1,068,450)	798,417	(21,598)	17,860
Net increase (decrease) in net assets	1,750,917	424,688	(1,043,058)	769,964	(18,657)	22,388
Net assets at beginning of year	2,155,217	1,730,529	3,665,233	2,895,269	57,052	34,664
Net assets at end of year	$3,906,134	$2,155,217	$2,622,175	$3,665,233	$38,395	$57,052

The accompanying notes are an integral part of these financial statements.

33

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim High Yield		Guggenheim Large Cap Value		Guggenheim Mid Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$143,262	$139,713	$4,363	$21,878	$(125,207)	$41,497
Capital gains distributions	-	-	287,094	129,752	989,809	274,080
Realized capital gain (loss) on sales of fund shares	(10,284)	(66,022)	97,697	(61,426)	(181,074)	(592,035)
Change in unrealized appreciation/depreciation on investments during the year	42,015	285,308	180,930	568,165	924,356	3,271,112
Net increase (decrease) in net assets from operations	174,993	358,999	570,084	658,369	1,607,884	2,994,654

From contract owner transactions:
Variable annuity deposits	81,819	73,315	126,408	114,792	196,997	254,307
Contract owner maintenance charges	(8,282)	(7,422)	(12,597)	(9,084)	(38,225)	(37,251)
Terminations and withdrawals	(221,149)	(248,862)	(441,843)	(438,799)	(1,539,989)	(1,466,843)
Annuity payments	-	-	-	-	(1,728)	(1,760)
Transfers between subaccounts, net	364,477	226,807	(189,759)	674,659	(395,731)	(53,989)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	216,865	43,838	(517,791)	341,568	(1,778,676)	(1,305,536)
Net increase (decrease) in net assets	391,858	402,837	52,293	999,937	(170,792)	1,689,118
Net assets at beginning of year	2,860,087	2,457,250	4,282,007	3,282,070	14,261,405	12,572,287
Net assets at end of year	$3,251,945	$2,860,087	$4,334,300	$4,282,007	$14,090,613	$14,261,405

The accompanying notes are an integral part of these financial statements.

34

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim StylePlus Large Core		Guggenheim StylePlus Mid Growth		Guggenheim US Investment Grade Bond
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,204)	$(517)	$(5,981)	$(1,387)	$147,270	$152,531
Capital gains distributions	174,553	21,797	151,334	-	-	-
Realized capital gain (loss) on sales of fund shares	46,245	(17,209)	19,886	(33,712)	19,907	1,432
Change in unrealized appreciation/depreciation on investments during the year	19,393	97,950	125,908	119,990	169,876	66,385
Net increase (decrease) in net assets from operations	238,987	102,021	291,147	84,891	337,053	220,348

From contract owner transactions:
Variable annuity deposits	46,292	32,060	37,551	40,929	130,941	133,397
Contract owner maintenance charges	(5,291)	(3,861)	(3,987)	(4,265)	(19,849)	(20,032)
Terminations and withdrawals	(128,307)	(235,265)	(111,090)	(274,373)	(907,539)	(974,642)
Annuity payments	-	-	(289)	(384)	-	-
Transfers between subaccounts, net	(133,850)	453,047	(396,318)	623,780	518,522	799,617
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(221,156)	245,981	(474,133)	385,687	(277,925)	(61,660)
Net increase (decrease) in net assets	17,831	348,002	(182,986)	470,578	59,128	158,688
Net assets at beginning of year	1,149,338	801,336	1,565,465	1,094,887	5,826,990	5,668,302
Net assets at end of year	$1,167,169	$1,149,338	$1,382,479	$1,565,465	$5,886,118	$5,826,990

The accompanying notes are an integral part of these financial statements.

35

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim World Equity Income		Invesco American Franchise		Invesco Comstock
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$68,322	$69,745	$(6,833)	$(5,971)	$47,258	$114,155
Capital gains distributions	-	-	39,415	26,262	166,147	492,467
Realized capital gain (loss) on sales of fund shares	90,307	(15,951)	24,035	9,674	578,072	398,549
Change in unrealized appreciation/depreciation on investments during the year	473,723	331,810	113,011	(25,275)	400,465	344,986
Net increase (decrease) in net assets from operations	632,352	385,604	169,628	4,690	1,191,942	1,350,157

From contract owner transactions:
Variable annuity deposits	130,915	150,951	11,550	14,695	135,981	250,458
Contract owner maintenance charges	(13,912)	(14,325)	(2,194)	(2,305)	(19,676)	(28,407)
Terminations and withdrawals	(492,743)	(525,977)	(70,175)	(63,539)	(777,987)	(1,277,088)
Annuity payments	-	-	-	-	(768)	(636)
Transfers between subaccounts, net	(899,522)	990,371	(5,557)	20,256	(1,841,333)	(1,318,024)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,275,262)	601,020	(66,376)	(30,893)	(2,503,783)	(2,373,697)
Net increase (decrease) in net assets	(642,910)	986,624	103,252	(26,203)	(1,311,841)	(1,023,540)
Net assets at beginning of year	5,508,407	4,521,783	669,890	696,093	9,079,598	10,103,138
Net assets at end of year	$4,865,497	$5,508,407	$773,142	$669,890	$7,767,757	$9,079,598

The accompanying notes are an integral part of these financial statements.

36

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Equity and Income		Invesco Mid Cap Core Equity		Invesco Mid Cap Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$59,106	$44,925	$(11,233)	$(6,113)	$(6,894)	$(6,726)
Capital gains distributions	248,520	131,859	190,022	77,231	38,452	15,468
Realized capital gain (loss) on sales of fund shares	100,302	57,690	(1,783)	(49,677)	51,771	(13,639)
Change in unrealized appreciation/depreciation on investments during the year	90,741	419,316	2,514	54,520	53,436	15,108
Net increase (decrease) in net assets from operations	498,669	653,790	179,520	75,961	136,765	10,211

From contract owner transactions:
Variable annuity deposits	130,726	138,864	36,226	46,996	15,097	21,133
Contract owner maintenance charges	(16,455)	(17,846)	(4,412)	(3,316)	(2,594)	(2,681)
Terminations and withdrawals	(544,391)	(819,085)	(175,105)	(151,960)	(78,726)	(66,215)
Annuity payments	(1,254)	(1,310)	(371)	(325)	-	-
Transfers between subaccounts, net	456,212	(853,091)	551,951	(50,231)	(169,691)	(274,022)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	24,838	(1,552,468)	408,289	(158,836)	(235,914)	(321,785)
Net increase (decrease) in net assets	523,507	(898,678)	587,809	(82,875)	(99,149)	(311,574)
Net assets at beginning of year	4,962,642	5,861,320	849,534	932,409	578,792	890,366
Net assets at end of year	$5,486,149	$4,962,642	$1,437,343	$849,534	$479,643	$578,792

The accompanying notes are an integral part of these financial statements.

37

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Small Cap Growth(e)		Invesco Technology		Invesco V.I. Government Money Market(b)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(19,352)	$(17,682)	$(5,407)	$(4,676)	$(15,753)	$(9,188)
Capital gains distributions	194,076	174,609	22,995	32,842	-	-
Realized capital gain (loss) on sales of fund shares	46,166	30,357	24,496	(11,678)	-	-
Change in unrealized appreciation/depreciation on investments during the year	236,731	(2,940)	128,532	(28,816)	-	-
Net increase (decrease) in net assets from operations	457,621	184,344	170,616	(12,328)	(15,753)	(9,188)

From contract owner transactions:
Variable annuity deposits	109	-	19,767	22,249	107,962	48,088
Contract owner maintenance charges	(5,548)	(5,391)	(1,194)	(1,148)	(9,238)	(6,049)
Terminations and withdrawals	(165,996)	(207,136)	(49,558)	(23,068)	(323,774)	(680,694)
Annuity payments	-	-	-	-	(535)	(368)
Transfers between subaccounts, net	(24,966)	(25,564)	(68,319)	(6,435)	171,925	3,324,269
Mortality adjustments	-	-	-	-	954	157
Net increase (decrease) in net assets from contract owner transactions	(196,401)	(238,091)	(99,304)	(8,402)	(52,706)	2,685,403
Net increase (decrease) in net assets	261,220	(53,747)	71,312	(20,730)	(68,459)	2,676,215
Net assets at beginning of year	2,031,024	2,084,771	512,117	532,847	2,676,215	-
Net assets at end of year	$2,292,244	$2,031,024	$583,429	$512,117	$2,607,756	$2,676,215

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

38

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Value Opportunities		Janus Henderson Overseas(c)		Janus Henderson U.S. Managed Volatility(a)(d)
	2017	2016	2017	2016	2017
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(18,969)	$(13,618)	$9,194	$(3,250)	$21,642
Capital gains distributions	107,426	21,902	-	-	10,746
Realized capital gain (loss) on sales of fund shares	49,624	23,904	(82,356)	(284,991)	22,140
Change in unrealized appreciation/depreciation on investments during the year	176,021	261,683	536,503	114,436	29,949
Net increase (decrease) in net assets from operations	314,102	293,871	463,341	(173,805)	84,477

From contract owner transactions:
Variable annuity deposits	45,767	51,087	58,932	92,472	16,935
Contract owner maintenance charges	(4,504)	(4,878)	(5,559)	(6,795)	(2,015)
Terminations and withdrawals	(129,820)	(147,518)	(182,786)	(330,150)	(114,810)
Annuity payments	-	-	-	-	-
Transfers between subaccounts, net	(53,428)	(116,915)	(341,634)	(126,781)	801,132
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(141,985)	(218,224)	(471,047)	(371,254)	701,242
Net increase (decrease) in net assets	172,117	75,647	(7,706)	(545,059)	785,719
Net assets at beginning of year	2,036,419	1,960,772	1,687,456	2,232,515	-
Net assets at end of year	$2,208,536	$2,036,419	$1,679,750	$1,687,456	$785,719

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

39

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Neuberger Berman Core Bond		Neuberger Berman Large Cap Value		Neuberger Berman Socially Responsive
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$88,622	$125,728	$114	$662	$(3,485)	$911
Capital gains distributions	-	43,213	12,095	9,601	39,704	43,948
Realized capital gain (loss) on sales of fund shares	(18,798)	39,723	(871)	(15,312)	3,315	(9,945)
Change in unrealized appreciation/depreciation on investments during the year	108,444	3,111	8,181	42,825	77,734	27,089
Net increase (decrease) in net assets from operations	178,268	211,775	19,519	37,776	117,268	62,003

From contract owner transactions:
Variable annuity deposits	169,007	243,240	886	3,243	15,468	21,744
Contract owner maintenance charges	(24,621)	(29,872)	(497)	(784)	(1,318)	(1,651)
Terminations and withdrawals	(1,329,293)	(1,877,840)	(8,096)	(18,204)	(50,335)	(42,457)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(849,170)	(792,336)	3,614	(24,612)	(17,016)	(129,512)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,034,077)	(2,456,808)	(4,093)	(40,357)	(53,201)	(151,876)
Net increase (decrease) in net assets	(1,855,809)	(2,245,033)	15,426	(2,581)	64,067	(89,873)
Net assets at beginning of year	7,564,381	9,809,414	164,953	167,534	698,914	788,787
Net assets at end of year	$5,708,572	$7,564,381	$180,379	$164,953	$762,981	$698,914

The accompanying notes are an integral part of these financial statements.

40

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO Foreign Bond (U.S. Dollar-Hedged)		PIMCO High Yield		Prudential Jennison 20/20 Focus
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$925	$(3,641)	$88,038	$134,478	$(13,419)	$(12,368)
Capital gains distributions	-	-	-	-	283,854	116,498
Realized capital gain (loss) on sales of fund shares	(10,043)	(19,982)	(9,560)	(113,853)	411	(26,660)
Change in unrealized appreciation/depreciation on investments during the year	44,356	127,207	51,825	324,035	64,843	(55,896)
Net increase (decrease) in net assets from operations	35,238	103,584	130,303	344,660	335,689	21,574

From contract owner transactions:
Variable annuity deposits	103,305	64,149	84,267	103,612	45,004	62,703
Contract owner maintenance charges	(5,796)	(5,683)	(6,470)	(10,471)	(4,154)	(5,057)
Terminations and withdrawals	(227,192)	(211,671)	(297,873)	(637,451)	(26,879)	(118,509)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	1,045,360	45,324	(181,102)	(976,260)	(41,418)	(188,000)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	915,677	(107,881)	(401,178)	(1,520,570)	(27,447)	(248,863)
Net increase (decrease) in net assets	950,915	(4,297)	(270,875)	(1,175,910)	308,242	(227,289)
Net assets at beginning of year	1,946,802	1,951,099	2,423,175	3,599,085	1,336,157	1,563,446
Net assets at end of year	$2,897,717	$1,946,802	$2,152,300	$2,423,175	$1,644,399	$1,336,157

The accompanying notes are an integral part of these financial statements.

41

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Prudential Jennison Small Company		Prudential QMA Small-Cap Value(e)		Royce Opportunity
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,020)	$(2,003)	$1,111	$(6,812)	$(16,091)	$(11,961)
Capital gains distributions	37,039	22,125	29,184	810	257,503	122,239
Realized capital gain (loss) on sales of fund shares	(1,316)	(49,874)	(4,992)	(462,183)	52,783	(77,087)
Change in unrealized appreciation/depreciation on investments during the year	47,709	75,870	(12,394)	708,851	44,097	298,706
Net increase (decrease) in net assets from operations	79,412	46,118	12,909	240,666	338,292	331,897

From contract owner transactions:
Variable annuity deposits	13,140	23,457	3	-	61,290	78,407
Contract owner maintenance charges	(1,610)	(2,084)	(911)	(4,312)	(4,540)	(3,952)
Terminations and withdrawals	(27,073)	(48,514)	(11,522)	(153,998)	(122,616)	(221,533)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(62,909)	(218,894)	(50,285)	(1,514,340)	(141,960)	620,059
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(78,452)	(246,035)	(62,715)	(1,672,650)	(207,826)	472,981
Net increase (decrease) in net assets	960	(199,917)	(49,806)	(1,431,984)	130,466	804,878
Net assets at beginning of year	486,954	686,871	332,519	1,764,503	1,797,124	992,246
Net assets at end of year	$487,914	$486,954	$282,713	$332,519	$1,927,590	$1,797,124

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

42

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Royce Small-Cap Value		T. Rowe Price Capital Appreciation		T. Rowe Price Growth Stock
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,780)	$(3,139)	$(121)	$14,382	$(35,595)	$(29,081)
Capital gains distributions	37,508	49,446	291,593	103,362	526,995	73,709
Realized capital gain (loss) on sales of fund shares	(5,168)	(28,127)	141,366	54,161	171,499	73,451
Change in unrealized appreciation/depreciation on investments during the year	25,863	164,786	275,230	198,146	390,724	(145,834)
Net increase (decrease) in net assets from operations	52,423	182,966	708,068	370,051	1,053,623	(27,755)

From contract owner transactions:
Variable annuity deposits	20,001	25,919	162,297	168,988	77,481	86,332
Contract owner maintenance charges	(2,350)	(2,489)	(16,126)	(17,677)	(9,499)	(8,173)
Terminations and withdrawals	(59,472)	(121,471)	(692,805)	(1,212,659)	(426,447)	(331,116)
Annuity payments	-	-	-	-	(44)	-
Transfers between subaccounts, net	70,861	(35,534)	200,569	441,385	258,088	69,950
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	29,040	(133,575)	(346,065)	(619,963)	(100,421)	(183,007)
Net increase (decrease) in net assets	81,463	49,391	362,003	(249,912)	953,202	(210,762)
Net assets at beginning of year	1,038,760	989,369	5,404,469	5,654,381	3,345,562	3,556,324
Net assets at end of year	$1,120,223	$1,038,760	$5,766,472	$5,404,469	$4,298,764	$3,345,562

The accompanying notes are an integral part of these financial statements.

43

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Victory RS Science and Technology		Victory RS Value		Wells Fargo Growth(e)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,667)	$(995)	$(6,810)	$(14,753)	$(4,772)	$(4,616)
Capital gains distributions	58,189	13,203	273,484	63,670	145,915	90,671
Realized capital gain (loss) on sales of fund shares	19,930	(5,784)	2,033	(177,625)	3,003	7,297
Change in unrealized appreciation/depreciation on investments during the year	28,124	6,228	(125,942)	271,204	5,685	(103,335)
Net increase (decrease) in net assets from operations	103,576	12,652	142,765	142,496	149,831	(9,983)

From contract owner transactions:
Variable annuity deposits	6,088	10,416	23,543	63,931	500	771
Contract owner maintenance charges	(837)	(177)	(3,460)	(6,868)	(881)	(897)
Terminations and withdrawals	(45,963)	(5,440)	(97,793)	(300,105)	(29,877)	(52,310)
Annuity payments	(54)	-	-	-	-	-
Transfers between subaccounts, net	206,519	(23,035)	707,909	(1,804,615)	(636)	(17,842)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	165,753	(18,236)	630,199	(2,047,657)	(30,894)	(70,278)
Net increase (decrease) in net assets	269,329	(5,584)	772,964	(1,905,161)	118,937	(80,261)
Net assets at beginning of year	114,471	120,055	596,540	2,501,701	469,465	549,726
Net assets at end of year	$383,800	$114,471	$1,369,504	$596,540	$588,402	$469,465

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

44

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Wells Fargo Large Cap Core		Wells Fargo Opportunity		Wells Fargo Small Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,326)	$(3,209)	$(5,940)	$(1,386)	$(49,704)	$(46,068)
Capital gains distributions	8,881	-	60,721	38,035	1,601,084	637,236
Realized capital gain (loss) on sales of fund shares	13,824	79,008	39,314	(3,719)	(161,708)	(264,568)
Change in unrealized appreciation/depreciation on investments during the year	126,952	999	31,068	9,157	(726,460)	1,097,553
Net increase (decrease) in net assets from operations	148,331	76,798	125,163	42,087	663,212	1,424,153

From contract owner transactions:
Variable annuity deposits	19,169	28,169	19,190	11,567	97,926	121,083
Contract owner maintenance charges	(2,057)	(3,018)	(3,059)	(1,490)	(12,738)	(12,943)
Terminations and withdrawals	(21,481)	(45,372)	(116,812)	(66,787)	(566,835)	(471,624)
Annuity payments	-	-	-	-	(1,010)	(1,072)
Transfers between subaccounts, net	(8,762)	(173,342)	(197,065)	389,000	(167,294)	(379,759)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(13,131)	(193,563)	(297,746)	332,290	(649,951)	(744,315)
Net increase (decrease) in net assets	135,200	(116,765)	(172,583)	374,377	13,261	679,838
Net assets at beginning of year	683,376	800,141	651,293	276,916	5,570,517	4,890,679
Net assets at end of year	$818,576	$683,376	$478,710	$651,293	$5,583,778	$5,570,517

The accompanying notes are an integral part of these financial statements.

45

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements

December 31, 2017

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV - Valuebuilder Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Century Equity Income	A	American Century Investment Management, Inc.	-
American Century Heritage	A	American Century Investment Management, Inc.	-
American Century International Growth	A	American Century Investment Management, Inc.	-
American Century Select	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc.	-
AMG Managers Fairpointe Mid Cap	N	AMG Funds LLC	Fairpointe Capital LLC
Ariel	-	Ariel Investments, LLC	-
Calamos Growth	A	Calamos Advisors LLC	-
Calamos Growth and Income	A	Calamos Advisors LLC	-
Calamos High Income Opportunities	A	Calamos Advisors LLC	-
Dreyfus Appreciation	-	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus Opportunistic Midcap Value	A	The Dreyfus Corporation	-
Dreyfus Strategic Value	A	The Dreyfus Corporation	-
Federated Bond	A	Federated Investment Management Company	-
Fidelity Advisor Dividend Growth	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

46

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity Advisor International Capital Appreciation	Class M	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity Advisor Real Estate	Class M	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Stock Selector Mid Cap	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Value Strategies	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	-
Guggenheim Alpha Opportunity	A	Guggenheim Investments	-
Guggenheim High Yield	A	Guggenheim Investments	-
Guggenheim Large Cap Value	A	Guggenheim Investments	-
Guggenheim Mid Cap Value	A	Guggenheim Investments	-
Guggenheim StylePlus Large Core	A	Guggenheim Investments	-
Guggenheim StylePlus Mid Growth	A	Guggenheim Investments	-
Guggenheim US Investment Grade Bond	A	Guggenheim Investments	-
Guggenheim World Equity Income	A	Guggenheim Investments	-
Invesco American Franchise	A	Invesco Advisers, Inc.	-
Invesco Comstock	A	Invesco Advisers, Inc.	-
Invesco Equity and Income	A	Invesco Advisers, Inc.	-
Invesco Mid Cap Core Equity	A	Invesco Advisers, Inc.	-
Invesco Mid Cap Growth	A	Invesco Advisers, Inc.	-

47

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco Small Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Technology	A	Invesco Advisers, Inc.	-
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc.	-
Invesco Value Opportunities	A	Invesco Advisers, Inc.	-
Janus Henderson Overseas	S	Janus Capital Management LLC	-
Janus Henderson U.S. Managed Volatility	-	Janus Capital Management LLC	INTECH Investment Management LLC
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Socially Responsive	Trust	Neuberger Berman Investment Advisers LLC	-
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company LLC	-
PIMCO High Yield	A	Pacific Investment Management Company LLC	-
Prudential Jennison 20/20 Focus	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Small Company	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Small-Cap Value	A	Prudential Investments LLC	Quantitative Management Associates LLC
Royce Opportunity	Service	Royce & Associates, LP	-
Royce Small-Cap Value	Service	Royce & Associates, LP	-
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc.	-
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc.	-
Victory RS Science and Technology	A	Victory Capital Management Inc.	-
Victory RS Value	A	Victory Capital Management Inc.	-
Wells Fargo Growth	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Large Cap Core	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Sixty subaccounts are currently offered by the Account, all of which had activity.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

48

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

June 23, 2017	Janus Henderson U.S. Managed Volatility
April 29, 2016	Invesco V.I. Government Money Market

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

June 5, 2017	Janus Henderson Overseas	Janus Overseas
July 28, 2017	Calamos High Income Opportunities	Calamos High Income

During the current year the following subaccount was liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

June 23, 2017	INTECH U.S. Core	Janus Henderson U.S. Managed Volatility	$ 2,046,939

The following subaccounts are closed to new investments:

Subaccount

Fidelity Advisor International Capital Appreciation
Invesco Small Cap Growth
Prudential QMA Small-Cap Value
Wells Fargo Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2017, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century Equity Income	$ 1,971,195	$ 1,140,861
American Century Heritage	571,813	399,986
American Century International Growth	786,869	2,396,552
American Century Select	662,894	441,233
American Century Strategic Allocation: Aggressive	76,901	85,177
American Century Strategic Allocation: Conservative	160,067	71,082
American Century Strategic Allocation: Moderate	254,059	278,025
AMG Managers Fairpointe Mid Cap	487,870	326,756
Ariel	2,521,291	1,386,097
Calamos Growth	1,271,803	1,489,594
Calamos Growth and Income	635,156	1,051,711

49

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Calamos High Income Opportunities(c)	$ 18,715	$ 13,870
Dreyfus Appreciation	1,260,631	850,994
Dreyfus Opportunistic Midcap Value	371,512	344,681
Dreyfus Strategic Value	476,291	739,143
Federated Bond	709,857	1,156,518
Fidelity Advisor Dividend Growth	1,116,750	625,380
Fidelity Advisor International Capital Appreciation(e)	1,602	32,394
Fidelity Advisor Real Estate	198,240	829,137
Fidelity Advisor Stock Selector Mid Cap	74,736	51,641
Fidelity Advisor Value Strategies	160,783	293,203
Goldman Sachs Emerging Markets Equity	1,500,045	781,482
Goldman Sachs Government Income	359,920	1,408,176
Guggenheim Alpha Opportunity	12,322	31,790
Guggenheim High Yield	797,792	437,736
Guggenheim Large Cap Value	1,118,737	1,345,179
Guggenheim Mid Cap Value	1,425,541	2,339,971
Guggenheim StylePlus Large Core	421,876	469,712
Guggenheim StylePlus Mid Growth	199,218	528,038
Guggenheim US Investment Grade Bond	1,536,204	1,667,006
Guggenheim World Equity Income	438,566	1,645,645
Invesco American Franchise	53,505	87,316
Invesco Comstock	408,537	2,699,144
Invesco Equity and Income	1,239,871	907,533
Invesco Mid Cap Core Equity	1,012,880	425,824
Invesco Mid Cap Growth	443,590	647,961
Invesco Small Cap Growth(e)	194,085	215,813
Invesco Technology	75,983	157,712
Invesco V.I. Government Money Market	431,545	500,071
Invesco Value Opportunities	157,329	210,908
Janus Henderson Overseas(c)	230,401	692,297
Janus Henderson U.S. Managed Volatility(a)(d)	2,123,350	1,389,720
Neuberger Berman Core Bond	848,189	2,793,839
Neuberger Berman Large Cap Value	18,924	10,812
Neuberger Berman Socially Responsive	66,974	83,973
PIMCO Foreign Bond (U.S. Dollar-Hedged)	1,570,501	653,949
PIMCO High Yield	212,235	525,436
Prudential Jennison 20/20 Focus	347,016	104,061
Prudential Jennison Small Company	49,686	95,131
Prudential QMA Small-Cap Value(e)	32,980	65,409
Royce Opportunity	728,548	695,007
Royce Small-Cap Value	239,794	179,052
T. Rowe Price Capital Appreciation	1,674,617	1,729,348
T. Rowe Price Growth Stock	1,060,120	669,224
Victory RS Science and Technology	381,251	159,979
Victory RS Value	1,240,450	343,592

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.
(e) Closed to new investments. See Note 1.

50

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Wells Fargo Growth(e)	$ 145,956	$ 35,719
Wells Fargo Large Cap Core	51,747	57,340
Wells Fargo Opportunity	515,428	758,410
Wells Fargo Small Cap Value	1,713,685	812,395

(e) Closed to new investments. See Note 1.

Market Risk
Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.
Annuity Assets
Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
Reinvestment of Dividends
Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.
Federal Income Taxes
The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

51

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2017.

2. Variable Annuity Contract Charges
Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.
Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.
Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

52

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2017 and 2016, were as follows:

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century Equity Income	76,826	(62,473)	14,353	195,246	(183,250)	11,996
American Century Heritage	25,679	(22,692)	2,987	35,658	(27,678)	7,980
American Century International Growth	85,865	(246,192)	(160,327)	247,035	(233,959)	13,076
American Century Select	47,605	(36,923)	10,682	18,884	(23,419)	(4,535)
American Century Strategic Allocation: Aggressive	4,350	(6,902)	(2,552)	3,277	(3,240)	37
American Century Strategic Allocation: Conservative	13,877	(6,617)	7,260	28,400	(25,732)	2,668
American Century Strategic Allocation: Moderate	17,220	(24,115)	(6,895)	30,767	(17,053)	13,714
AMG Managers Fairpointe Mid Cap	24,615	(18,521)	6,094	22,282	(30,465)	(8,183)
Ariel	134,546	(79,555)	54,991	70,959	(50,929)	20,030
Calamos Growth	31,128	(103,022)	(71,894)	59,289	(113,221)	(53,932)
Calamos Growth and Income	23,848	(66,257)	(42,409)	34,133	(92,947)	(58,814)
Calamos High Income Opportunities(c)	1,388	(1,155)	233	2,202	(4,953)	(2,751)
Dreyfus Appreciation	59,570	(71,292)	(11,722)	125,471	(116,750)	8,721
Dreyfus Opportunistic Midcap Value	9,401	(18,218)	(8,817)	15,414	(38,966)	(23,552)
Dreyfus Strategic Value	15,296	(42,267)	(26,971)	108,482	(106,616)	1,866
Federated Bond	63,382	(101,217)	(37,835)	147,670	(152,993)	(5,323)
Fidelity Advisor Dividend Growth	75,339	(59,090)	16,249	56,992	(66,080)	(9,088)
Fidelity Advisor International Capital Appreciation(e)	987	(2,484)	(1,497)	961	(3,710)	(2,749)
Fidelity Advisor Real Estate	19,494	(83,458)	(63,964)	61,687	(108,692)	(47,005)
Fidelity Advisor Stock Selector Mid Cap	4,648	(3,318)	1,330	2,893	(4,880)	(1,987)
Fidelity Advisor Value Strategies	6,305	(17,996)	(11,691)	21,750	(25,409)	(3,659)
Goldman Sachs Emerging Markets Equity	168,632	(89,107)	79,525	130,011	(74,996)	55,015
Goldman Sachs Government Income	64,951	(172,540)	(107,589)	298,892	(204,684)	94,208

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

53

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim Alpha Opportunity	760	(2,124)	(1,364)	3,193	(1,862)	1,331
Guggenheim High Yield	63,351	(41,527)	21,824	78,507	(70,672)	7,835
Guggenheim Large Cap Value	72,878	(103,528)	(30,650)	214,184	(180,967)	33,217
Guggenheim Mid Cap Value	38,558	(93,427)	(54,869)	66,485	(111,436)	(44,951)
Guggenheim StylePlus Large Core	32,463	(49,403)	(16,940)	130,550	(103,126)	27,424
Guggenheim StylePlus Mid Growth	11,154	(45,435)	(34,281)	64,773	(32,063)	32,710
Guggenheim US Investment Grade Bond	164,402	(169,893)	(5,491)	282,751	(271,727)	11,024
Guggenheim World Equity Income	47,148	(148,939)	(101,791)	217,126	(152,689)	64,437
Invesco American Franchise	4,042	(8,284)	(4,242)	7,848	(9,344)	(1,496)
Invesco Comstock	30,395	(186,377)	(155,982)	111,193	(282,237)	(171,044)
Invesco Equity and Income	71,192	(60,034)	11,158	85,438	(185,306)	(99,868)
Invesco Mid Cap Core Equity	57,684	(27,636)	30,048	63,609	(74,632)	(11,023)
Invesco Mid Cap Growth	38,747	(54,325)	(15,578)	25,680	(49,995)	(24,315)
Invesco Small Cap Growth(e)	3,888	(12,002)	(8,114)	5,495	(18,715)	(13,220)
Invesco Technology	10,410	(20,804)	(10,394)	29,816	(29,036)	780
Invesco V.I. Government Money Market(b)	55,648	(52,934)	2,714	395,478	(123,645)	271,833
Invesco Value Opportunities	13,282	(21,286)	(8,004)	24,527	(44,574)	(20,047)
Janus Henderson Overseas(c)	50,024	(113,850)	(63,826)	133,434	(188,623)	(55,189)
Janus Henderson U.S. Managed Volatility(a)(d)	210,436	(137,303)	73,133	-	-	-
Neuberger Berman Core Bond	98,023	(271,668)	(173,645)	277,518	(479,818)	(202,300)
Neuberger Berman Large Cap Value	1,000	(908)	92	2,724	(6,590)	(3,866)
Neuberger Berman Socially Responsive	3,630	(5,793)	(2,163)	9,415	(19,530)	(10,115)
PIMCO Foreign Bond (U.S. Dollar-Hedged)	142,557	(59,376)	83,181	63,761	(67,766)	(4,005)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.
(e) Closed to new investments. See Note 1.

54

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO High Yield	12,809	(34,066)	(21,257)	47,184	(143,068)	(95,884)
Prudential Jennison 20/20 Focus	12,113	(10,923)	1,190	12,255	(29,922)	(17,667)
Prudential Jennison Small Company	2,104	(6,669)	(4,565)	4,452	(23,574)	(19,122)
Prudential QMA Small-Cap Value(e)	720	(5,062)	(4,342)	55,944	(209,085)	(153,141)
Royce Opportunity	45,085	(56,236)	(11,151)	173,007	(130,047)	42,960
Royce Small-Cap Value	23,127	(17,230)	5,897	17,566	(27,396)	(9,830)
T. Rowe Price Capital Appreciation	113,185	(126,766)	(13,581)	173,666	(206,189)	(32,523)
T. Rowe Price Growth Stock	41,873	(40,614)	1,259	56,731	(64,271)	(7,540)
Victory RS Science and Technology	16,718	(7,258)	9,460	1,620	(2,613)	(993)
Victory RS Value	80,341	(26,787)	53,554	93,433	(272,627)	(179,194)
Wells Fargo Growth(e)	1,107	(2,297)	(1,190)	1,301	(5,629)	(4,328)
Wells Fargo Large Cap Core	5,563	(4,859)	704	53,028	(64,768)	(11,740)
Wells Fargo Opportunity	34,345	(51,450)	(17,105)	32,806	(8,684)	24,122
Wells Fargo Small Cap Value	15,526	(37,810)	(22,284)	23,184	(55,010)	(31,826)

(e) Closed to new investments. See Note 1.

55

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2017, were as follows:

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

American Century Equity Income
2017	448,410	15.23	19.5	8,554,768	1.61	0.9	1.4	8.32	8.73
2016	434,057	14.06	17.97	7,614,060	1.66	0.9	1.4	14.22	14.66
2015	422,061	12.31	15.71	6,453,504	2.21	0.9	1.4	(3.83)	(3.47)
2014	395,317	12.8	16.31	6,264,443	2.18	0.9	1.4	7.38	7.76
2013	429,893	11.92	15.16	6,321,019	2.29	0.9	1.4	14.29	14.68
American Century Heritage
2017	107,811	18.82	26.31	2,032,397	-	0.9	1.25	16.46	16.89
2016	104,824	16.1	22.56	1,690,722	-	0.9	1.25	(1.27)	(0.98)
2015	96,844	16.26	22.81	1,576,944	-	0.9	1.25	(2.58)	(2.22)
2014	96,902	16.63	23.39	1,617,240	-	0.9	1.25	3.39	3.74
2013	79,315	16.03	22.58	1,276,230	-	0.9	1.25	25.18	25.63
American Century International Growth
2017	497,993	10.52	15.65	5,440,271	0.63	0.9	1.25	25.25	25.69
2016	658,320	8.37	12.47	5,728,453	0.23	0.9	1.4	(9.99)	(9.61)
2015	645,244	9.26	13.83	6,188,347	0.31	0.9	1.4	(3.79)	(3.44)
2014	633,649	9.59	14.36	6,268,863	0.76	0.9	1.4	(9.50)	(9.19)
2013	586,502	10.56	15.84	6,412,792	0.93	0.9	1.4	17.54	17.86

56

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

American Century Select
2017	170,303	12.61	18.45	2,199,683	0.03	0.9	1.25	23.27	23.63
2016	159,621	10.2	14.95	1,631,537	0.12	0.9	1.25	0.78	1.29
2015	164,156	10.07	14.8	1,657,517	0.16	0.9	1.25	2.99	3.28
2014	173,886	9.75	14.35	1,699,035	0.14	0.9	1.25	5.63	5.98
2013	190,269	9.2	13.56	1,753,043	0.12	0.9	1.25	24.55	25.00
American Century Strategic Allocation: Aggressive
2017	36,809	12.34	12.83	472,103	1.06	0.9	1.25	14.05	14.35
2016	39,361	10.82	11.22	441,417	1.12	0.9	1.25	1.88	2.37
2015	39,324	10.62	10.96	431,087	0.79	0.9	1.25	(5.77)	(5.52)
2014	38,822	11.27	11.6	450,312	0.09	0.9	1.25	2.27	2.65
2013	35,026	11.02	11.3	395,684	1.06	0.9	1.25	14.55	14.95
American Century Strategic Allocation: Conservative
2017	49,161	10.53	10.96	535,735	1.06	0.9	1.25	5.72	6.20
2016	41,901	9.96	10.32	430,051	1.02	0.9	1.25	0.61	0.98
2015	39,233	9.9	10.22	398,945	0.16	0.9	1.25	(5.89)	(5.55)
2014	35,694	10.52	10.82	384,584	0.55	0.9	1.25	1.64	1.88
2013	36,936	10.35	10.62	391,095	0.83	0.9	1.25	4.97	5.46
American Century Strategic Allocation: Moderate
2017	75,682	11.59	12.05	911,225	1.23	0.9	1.25	10.17	10.45
2016	82,577	10.52	10.91	900,008	0.71	0.9	1.25	1.64	2.06
2015	68,863	10.35	10.69	735,728	0.54	0.9	1.25	(6.25)	(5.90)
2014	89,551	11.04	11.36	1,016,574	0.62	0.9	1.25	2.03	2.34
2013	86,961	10.82	11.1	964,450	0.84	0.9	1.25	10.41	10.78
AMG Managers Fairpointe Mid Cap
2017	117,518	18.04	18.76	2,201,800	-	0.9	1.25	6.87	7.26
2016	111,424	16.88	17.49	1,946,573	0.33	0.9	1.25	18.87	19.30
2015	119,607	14.2	14.66	1,751,612	0.25	0.9	1.25	(14.10)	(13.82)
2014	153,609	16.53	17.01	2,608,486	0.1	0.9	1.25	5.15	5.59
2013	136,412	15.72	16.11	2,194,025	-	0.9	1.25	38.50	38.88

57

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Ariel
2017	327,742	15.37	21.66	6,156,197	0.77	0.9	1.4	11.05	11.46
2016	272,751	13.84	19.47	4,633,983	0.31	0.9	1.4	10.81	11.14
2015	252,721	12.49	17.56	3,851,438	0.66	0.9	1.4	(8.09)	(7.77)
2014	253,195	13.59	19.08	4,185,812	0.54	0.9	1.4	6.34	6.72
2013	277,850	12.78	17.91	4,306,159	0.65	0.9	1.4	38.61	39.15
Calamos Growth
2017	611,929	13.75	19.57	9,687,691	-	0.9	1.4	21.25	21.77
2016	683,823	11.34	16.11	8,888,101	-	0.9	1.4	(6.20)	(5.90)
2015	737,755	12.09	17.15	10,183,322	-	0.9	1.4	(1.23)	(0.94)
2014	828,761	12.24	17.34	11,552,911	-	0.9	1.4	3.90	4.37
2013	939,670	11.78	16.66	12,548,622	-	0.9	1.4	27.63	27.97
Calamos Growth and Income
2017	468,031	14.03	17.87	7,726,307	1.57	0.9	1.4	11.53	11.90
2016	510,440	12.58	16	7,527,266	3.07	0.9	1.4	2.78	3.16
2015	569,254	12.24	15.55	8,139,094	3.22	0.9	1.4	(2.55)	(2.26)
2014	653,464	12.56	15.93	9,556,361	1.19	0.9	1.4	2.78	3.18
2013	762,593	12.22	15.48	10,808,401	1.39	0.9	1.4	11.90	12.31
Calamos High Income Opportunities(c)
2017	22,055	10.79	11.22	246,701	4.84	0.9	1.25	1.60	1.91
2016	21,822	10.62	11.01	239,360	5.04	0.9	1.25	7.27	7.73
2015	24,573	9.9	10.22	250,541	3.4	0.9	1.25	(8.59)	(8.34)
2014	119,764	10.83	11.15	1,332,410	3.78	0.9	1.25	(3.39)	(3.04)
2013	24,917	11.21	11.5	287,459	5.05	0.9	1.25	1.72	2.13

(c) Name change. See Note 1.

58

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Dreyfus Appreciation
2017	394,590	12.82	16.59	5,123,932	1.23	0.9	1.4	21.36	21.75
2016	406,312	10.53	13.65	4,330,368	1.55	0.9	1.4	2.72	3.13
2015	397,591	10.21	13.26	4,106,072	1.71	0.9	1.4	(6.59)	(6.24)
2014	404,250	10.89	14.17	4,451,295	1.7	0.9	1.4	3.79	4.11
2013	324,471	10.46	13.64	3,431,979	1.73	0.9	1.4	16.41	16.87
Dreyfus Opportunistic Midcap Value
2017	123,079	19.33	31.82	2,462,093	-	0.9	1.4	10.77	11.20
2016	131,896	17.45	28.67	2,373,919	0.02	0.9	1.4	12.58	12.97
2015	155,448	15.5	25.43	2,474,770	-	0.9	1.4	(14.17)	(13.88)
2014	217,514	18.06	29.59	4,108,413	0.11	0.9	1.4	4.70	5.01
2013	240,163	17.25	28.23	4,309,364	-	0.9	1.4	33.82	34.35
Dreyfus Strategic Value
2017	179,899	16.68	24.84	3,373,951	0.87	0.9	1.4	10.03	10.46
2016	206,870	15.16	22.54	3,508,168	1.31	0.9	1.4	13.39	13.76
2015	205,004	13.37	19.85	3,032,548	0.86	0.9	1.4	(6.37)	(6.07)
2014	247,559	14.28	21.18	3,896,708	0.73	0.9	1.4	5.78	6.25
2013	320,358	13.5	19.98	4,778,875	0.72	0.9	1.4	31.96	32.33
Federated Bond
2017	346,103	11.57	12.03	4,160,225	3.78	0.9	1.25	2.21	2.56
2016	383,938	11.32	11.73	4,498,487	4.1	0.9	1.25	3.76	4.08
2015	389,261	10.91	11.27	4,383,033	4.6	0.9	1.25	(6.03)	(5.69)
2014	308,273	11.61	11.95	3,680,738	4.31	0.9	1.25	1.40	1.79
2013	286,715	11.45	11.74	3,360,092	4.8	0.9	1.25	(3.38)	(3.06)
Fidelity Advisor Dividend Growth
2017	195,046	12.37	16.09	2,476,168	1.16	0.9	1.25	14.39	14.75
2016	178,797	10.78	14.05	1,938,617	0.94	0.9	1.25	2.88	3.26
2015	187,885	10.44	13.63	1,963,241	0.76	0.9	1.25	(5.37)	(5.00)
2014	211,052	10.99	14.38	2,331,084	0.81	0.9	1.25	6.64	7.01
2013	215,822	10.27	13.46	2,233,625	0.37	0.9	1.25	25.39	25.86

59

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Fidelity Advisor International Capital Appreciation(e)
2017	28,673	14.14	17.51	407,087	-	0.9	1.4	29.70	29.96
2016	30,170	10.88	13.5	329,559	-	0.9	1.25	(7.60)	(7.40)
2015	32,919	11.75	14.61	388,175	-	0.9	1.25	(1.62)	(1.51)
2014	34,382	11.93	14.85	411,292	-	0.9	1.25	(1.79)	(1.57)
2013	37,369	12.12	15.12	454,076	0.26	0.9	1.25	16.13	16.43
Fidelity Advisor Real Estate
2017	134,311	9.67	10.06	1,344,353	1.04	0.9	1.25	(1.02)	(0.59)
2016	198,275	9.77	10.12	2,000,714	1.31	0.9	1.25	0.62	1.00
2015	245,280	9.71	10.02	2,451,323	1.02	0.9	1.25	(1.22)	(0.99)
2014	262,212	9.83	10.12	2,646,113	1.3	0.9	1.25	23.80	24.32
2013	210,293	7.94	8.14	1,707,771	1.32	0.9	1.25	(2.93)	(2.63)
Fidelity Advisor Stock Selector Mid Cap
2017	35,558	15.68	21.28	560,425	0.03	0.9	1.25	14.78	15.04
2016	34,228	13.63	18.54	468,807	0.31	0.9	1.25	5.70	5.91
2015	36,215	12.87	17.54	468,616	-	0.9	1.25	(7.59)	(7.41)
2014	42,050	13.9	18.98	585,112	-	0.9	1.25	5.21	5.46
2013	38,291	13.18	18.04	505,127	-	0.9	1.25	25.36	25.64
Fidelity Advisor Value Strategies
2017	83,708	14.76	22.86	1,441,168	0.99	0.9	1.4	13.63	14.01
2016	95,399	12.99	20.08	1,438,133	1.08	0.9	1.4	6.13	6.50
2015	99,058	12.24	18.9	1,401,147	0.73	0.9	1.4	(7.13)	(6.79)
2014	106,045	13.18	20.32	1,609,331	0.54	0.9	1.4	1.54	1.90
2013	106,084	12.98	19.98	1,580,156	0.43	0.9	1.4	24.33	24.79

(e) Closed to new investments. See Note 1.

60

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Goldman Sachs Emerging Markets Equity
2017	367,554	10.24	10.65	3,906,134	0.75	0.9	1.25	41.24	41.81
2016	288,029	7.25	7.51	2,155,217	0.85	0.9	1.25	0.55	0.81
2015	233,014	7.21	7.45	1,730,529	-	0.9	1.25	(9.99)	(9.70)
2014	200,732	8.01	8.25	1,651,884	-	0.9	1.25	(3.49)	(3.06)
2013	278,073	8.3	8.51	2,359,794	0.25	0.9	1.25	(7.68)	(7.30)
Goldman Sachs Government Income
2017	296,074	8.57	8.91	2,622,175	1.64	0.9	1.25	(2.61)	(2.30)
2016	403,663	8.8	9.12	3,665,233	1.4	0.9	1.25	(3.30)	(2.98)
2015	309,455	9.1	9.4	2,895,269	1.39	0.9	1.25	(4.11)	(3.69)
2014	271,979	9.49	9.76	2,644,010	1.38	0.9	1.25	(0.42)	(0.10)
2013	258,187	9.53	9.77	2,520,761	0.76	0.9	1.25	(6.66)	(6.42)
Guggenheim Alpha Opportunity
2017	2,543	14.52	15.1	38,395	-	0.9	1.25	3.05	3.42
2016	3,907	14.09	14.6	57,052	-	0.9	1.25	8.14	8.47
2015	2,576	13.03	13.46	34,664	-	0.9	1.25	(8.63)	(8.25)
2014	2,225	14.26	14.67	32,645	0.02	0.9	1.25	5.16	5.46
2013	2,455	13.56	13.91	34,140	-	0.9	1.25	26.37	26.80
Guggenheim High Yield
2017	227,198	13.6	14.33	3,251,945	5.61	0.9	1.25	2.49	2.80
2016	205,374	13.27	13.94	2,860,087	6.12	0.9	1.25	11.61	12.06
2015	197,539	11.89	12.44	2,457,250	6.71	0.9	1.25	(6.45)	(6.11)
2014	233,498	12.71	13.25	3,092,670	6.9	0.9	1.25	(2.90)	(2.57)
2013	239,505	13.09	13.6	3,257,299	6.75	0.9	1.25	6.42	6.83
Guggenheim Large Cap Value
2017	307,116	13.77	18.98	4,334,300	1.03	0.9	1.25	10.48	10.87
2016	337,766	12.42	17.15	4,282,007	1.42	0.9	1.25	16.01	16.40
2015	304,549	10.67	14.75	3,282,070	0.94	0.9	1.25	(9.21)	(8.88)
2014	271,987	11.71	16.23	3,187,736	1.11	0.9	1.25	4.29	4.65
2013	101,654	11.19	15.54	1,142,191	0.8	0.9	1.25	25.50	26.01

61

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Guggenheim Mid Cap Value
2017	524,984	18.41	33.2	14,090,613	-	0.9	1.4	8.61	8.99
2016	579,853	16.95	30.52	14,261,405	1.17	0.9	1.4	21.51	22.00
2015	624,804	13.95	25.07	12,572,287	-	0.9	1.4	(11.37)	(11.09)
2014	704,375	15.74	28.25	15,940,859	-	0.9	1.4	(3.67)	(3.30)
2013	795,104	16.34	29.27	18,627,377	-	0.9	1.4	27.36	27.78
Guggenheim StylePlus Large Core
2017	104,536	10.83	15.05	1,167,169	0.91	0.9	1.25	16.83	17.33
2016	121,476	9.23	12.86	1,149,338	0.85	0.9	1.25	8.25	8.59
2015	94,052	8.5	11.86	801,336	0.58	0.9	1.25	(3.21)	(2.86)
2014	80,994	8.75	12.24	711,002	0.97	0.9	1.25	10.11	10.48
2013	65,288	7.92	11.1	518,579	0.27	0.9	1.25	23.01	23.56
Guggenheim StylePlus Mid Growth
2017	99,729	13.37	20.6	1,382,479	0.46	0.9	1.25	19.01	19.48
2016	134,010	11.19	17.29	1,565,465	0.7	0.9	1.4	3.67	4.00
2015	101,300	10.76	16.65	1,094,887	0.11	0.9	1.4	(4.94)	(4.61)
2014	106,198	11.28	17.49	1,204,482	-	0.9	1.4	7.61	8.05
2013	115,459	10.44	16.22	1,212,384	-	0.9	1.4	24.40	24.88
Guggenheim US Investment Grade Bond
2017	587,470	9.19	10.12	5,886,118	3.52	0.9	1.25	1.88	2.22
2016	592,961	9.02	9.9	5,826,990	3.59	0.9	1.25	0.67	1.02
2015	581,937	8.96	9.8	5,668,302	4.64	0.9	1.25	(3.24)	(2.87)
2014	498,856	9.26	10.09	5,012,329	3.89	0.9	1.25	3.23	3.49
2013	530,031	8.97	9.75	5,150,964	4.13	0.9	1.25	(1.10)	(0.71)
Guggenheim World Equity Income
2017	412,576	11.41	16.42	4,865,497	2.19	0.9	1.25	9.92	10.25
2016	514,367	10.38	14.91	5,508,407	2.25	0.9	1.25	5.17	5.56
2015	449,930	9.87	14.16	4,521,783	2.38	0.9	1.25	(5.10)	(4.72)
2014	432,536	10.38	14.9	4,535,593	2.79	0.9	1.25	0.29	0.58
2013	450,456	10.32	14.84	4,668,343	1.63	0.9	1.25	14.33	14.79

62

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco American Franchise
2017	70,987	10.85	16.75	773,142	-	0.9	1.25	21.79	22.18
2016	75,229	8.88	13.73	669,890	-	0.9	1.25	(2.24)	(1.88)
2015	76,725	9.05	14.03	696,093	-	0.9	1.25	0.56	0.89
2014	81,718	8.97	13.93	734,328	-	0.9	1.25	3.85	4.18
2013	90,376	8.61	13.39	780,183	0.1	0.9	1.25	33.78	34.53
Invesco Comstock
2017	506,195	15.2	21.37	7,767,757	1.42	0.9	1.4	12.84	13.25
2016	662,177	13.43	18.91	9,079,598	2.08	0.9	1.4	12.91	13.33
2015	833,221	11.85	16.72	10,103,138	1.31	0.9	1.4	(9.83)	(9.54)
2014	984,668	13.1	18.52	13,206,402	1.57	0.9	1.4	4.50	4.97
2013	1,138,427	12.48	17.68	14,515,338	1.36	0.9	1.4	29.71	30.00
Invesco Equity and Income
2017	339,752	14.53	18.17	5,486,149	2.05	0.9	1.4	6.29	6.61
2016	328,594	13.67	17.08	4,962,642	1.75	0.9	1.4	10.06	10.48
2015	428,462	12.42	15.49	5,861,320	2.13	0.9	1.4	(6.48)	(6.10)
2014	482,019	13.28	16.53	7,020,594	2.54	0.9	1.4	4.57	4.87
2013	651,697	12.7	15.79	9,055,436	1.89	0.9	1.4	19.70	20.17
Invesco Mid Cap Core Equity
2017	89,620	14.19	18.49	1,437,343	0.18	0.9	1.4	10.26	10.63
2016	59,572	12.87	16.75	849,534	0.27	0.9	1.4	7.34	7.71
2015	70,595	11.99	15.58	932,409	0.02	0.9	1.4	(8.33)	(8.01)
2014	175,919	13.08	16.97	2,559,023	0.01	0.9	1.4	0.15	0.56
2013	70,620	13.06	16.92	1,011,391	-	0.9	1.4	23.79	24.21
Invesco Mid Cap Growth
2017	39,990	11.82	21.78	479,643	-	0.9	1.25	17.10	17.61
2016	55,568	10.05	18.56	578,792	-	0.9	1.25	(3.72)	(3.46)
2015	79,883	10.41	19.25	890,366	-	0.9	1.25	(3.01)	(2.62)
2014	36,935	10.69	19.82	401,188	-	0.9	1.25	3.46	3.79
2013	38,153	10.3	19.13	398,470	0.07	0.9	1.25	31.31	31.88

63

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco Small Cap Growth(e)
2017	124,915	18.23	26.76	2,292,244	-	0.9	1.25	19.69	20.09
2016	133,029	15.18	22.32	2,031,024	-	0.9	1.25	6.67	7.05
2015	146,249	14.18	20.89	2,084,771	-	0.9	1.25	(5.93)	(5.59)
2014	158,395	15.02	22.18	2,393,424	-	0.9	1.25	3.18	3.59
2013	177,438	14.5	21.46	2,587,275	0.05	0.9	1.25	34.08	34.51
Invesco Technology
2017	73,962	7.78	19.55	583,429	-	0.9	1.25	29.11	29.45
2016	84,356	6.01	15.12	512,117	-	0.9	1.25	(5.29)	(4.91)
2015	83,576	6.32	15.94	532,847	-	0.9	1.25	2.21	2.60
2014	83,176	6.16	15.58	512,542	-	0.9	1.25	6.06	6.39
2013	44,619	5.79	14.66	258,376	-	0.9	1.25	19.50	19.88
Invesco V.I. Government Money Market(b)
2017	274,547	9.45	9.5	2,607,756	0.31	0.9	1.25	(3.87)	(3.55)
2016	271,833	9.83	9.85	2,676,215	0.05	0.9	1.25	(1.70)	(1.50)
Invesco Value Opportunities
2017	207,801	10.62	14.72	2,208,536	-	0.9	1.25	12.27	12.62
2016	215,805	9.43	13.1	2,036,419	0.16	0.9	1.25	13.07	13.48
2015	235,852	8.31	11.56	1,960,772	0.88	0.9	1.25	(14.17)	(13.80)
2014	255,435	9.64	13.45	2,467,421	1.68	0.9	1.25	2.21	2.55
2013	266,687	9.4	13.14	2,511,244	1.1	0.9	1.25	26.95	27.37
Janus Henderson Overseas(c)
2017	241,613	6.7	6.97	1,679,750	1.52	0.9	1.25	25.47	25.83
2016	305,439	5.34	5.54	1,687,456	0.75	0.9	1.25	(11.15)	(10.65)
2015	360,628	6.01	6.2	2,232,515	3.33	0.9	1.25	(12.52)	(12.31)
2014	432,771	6.87	7.07	3,056,471	0.49	0.9	1.25	(17.53)	(17.21)
2013	418,056	8.33	8.54	3,570,166	3.68	0.9	1.25	7.21	7.56

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

64

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Janus Henderson U.S. Managed Volatility(a)(d)
2017	73,133	10.73	10.75	785,719	6.83	0.9	1.25	7.30	7.50
Neuberger Berman Core Bond
2017	559,206	9.5	10.38	5,708,572	2.35	0.9	1.25	(0.94)	(0.57)
2016	732,851	9.59	10.44	7,564,381	2.42	0.9	1.25	(1.74)	(1.42)
2015	935,151	9.76	10.59	9,809,414	2.42	0.9	1.25	(4.31)	(3.99)
2014	1,157,171	10.2	11.03	12,652,944	2.49	0.9	1.25	0.89	1.29
2013	1,280,247	10.11	10.89	13,810,360	1.77	0.9	1.25	(6.91)	(6.60)
Neuberger Berman Large Cap Value
2017	15,597	11.08	11.53	180,379	0.95	0.9	1.25	8.31	8.67
2016	15,505	10.23	10.61	164,953	1.27	0.9	1.25	22.51	22.94
2015	19,371	8.35	8.63	167,534	1.99	0.9	1.25	(16.25)	(15.89)
2014	16,555	9.97	10.26	170,332	1.27	0.9	1.25	5.95	6.32
2013	15,827	9.41	9.65	153,087	1.74	0.9	1.25	25.47	25.98
Neuberger Berman Socially Responsive
2017	50,445	14.53	15.14	762,981	0.44	0.9	1.25	13.43	13.83
2016	52,608	12.81	13.3	698,914	1.01	0.9	1.25	5.35	5.64
2015	62,723	12.16	12.59	788,787	1.27	0.9	1.25	(4.70)	(4.33)
2014	36,070	12.76	13.16	473,845	0.61	0.9	1.25	5.63	6.04
2013	81,641	12.08	12.41	1,010,261	1.55	0.9	1.25	32.31	32.73
PIMCO Foreign Bond (U.S. Dollar-Hedged)
2017	248,527	11.23	11.68	2,897,717	0.81	0.9	1.25	(1.49)	(1.10)
2016	165,346	11.4	11.81	1,946,802	0.76	0.9	1.25	1.97	2.25
2015	169,351	11.18	11.55	1,951,099	5.6	0.9	1.25	(4.44)	(4.07)
2014	207,925	11.7	12.04	2,499,781	8.47	0.9	1.25	5.88	6.17
2013	128,705	11.05	11.34	1,457,577	1.47	0.9	1.25	(4.00)	(3.57)

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

65

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

PIMCO High Yield
2017	137,254	12.64	16.5	2,152,300	4.77	0.9	1.25	2.27	2.56
2016	158,511	12.36	16.12	2,423,175	5.44	0.9	1.25	7.57	8.01
2015	254,395	11.49	14.95	3,599,085	5.63	0.9	1.25	(6.28)	(5.93)
2014	183,847	12.26	15.93	2,767,124	6.19	0.9	1.25	(1.29)	(0.99)
2013	199,687	12.42	16.12	3,034,380	5.52	0.9	1.25	0.98	1.34
Prudential Jennison 20/20 Focus
2017	110,984	14.25	14.82	1,644,399	-	0.9	1.25	21.28	21.77
2016	109,794	11.75	12.17	1,336,157	-	0.9	1.25	(1.09)	(0.81)
2015	127,461	11.88	12.27	1,563,446	-	0.9	1.25	0.08	0.49
2014	147,421	11.87	12.21	1,799,309	-	0.9	1.25	1.89	2.26
2013	192,205	11.65	11.94	2,294,766	-	0.9	1.25	23.41	23.86
Prudential Jennison Small Company
2017	31,131	15.08	15.68	487,914	0.04	0.9	1.25	14.50	14.87
2016	35,696	13.17	13.65	486,954	0.5	0.9	1.25	8.48	8.85
2015	54,818	12.14	12.54	686,871	0.16	0.9	1.25	(7.82)	(7.45)
2014	39,603	13.17	13.55	536,388	0.18	0.9	1.25	3.38	3.67
2013	55,531	12.74	13.07	725,316	0.43	0.9	1.25	28.56	29.15
Prudential QMA Small-Cap Value(e)
2017	22,057	12.44	12.94	282,713	1.23	0.9	1.25	1.63	1.97
2016	26,399	12.24	12.69	332,519	0.43	0.9	1.25	28.03	28.44
2015	179,540	9.56	9.88	1,764,503	2.61	0.9	1.25	(12.21)	(11.86)
2014	192,076	10.89	11.21	2,145,740	0.83	0.9	1.25	4.21	4.67
2013	256,181	10.45	10.71	2,736,253	2.61	0.9	1.25	29.17	29.50

(e) Closed to new investments. See Note 1.

66

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Royce Opportunity
2017	126,117	14.72	15.31	1,927,590	-	0.9	1.25	16.36	16.78
2016	137,268	12.65	13.11	1,797,124	-	0.9	1.25	24.26	24.62
2015	94,308	10.18	10.52	992,246	-	0.9	1.25	(17.57)	(17.23)
2014	74,785	12.35	12.71	951,127	-	0.9	1.25	(4.85)	(4.51)
2013	46,560	12.98	13.31	620,571	-	0.9	1.25	37.06	37.64
Royce Small-Cap Value
2017	96,432	11.18	11.63	1,120,223	0.28	0.9	1.25	0.90	1.22
2016	90,535	11.08	11.49	1,038,760	0.55	0.9	1.25	16.02	16.41
2015	100,365	9.55	9.87	989,369	0.46	0.9	1.25	(15.26)	(14.84)
2014	111,943	11.27	11.59	1,296,818	-	0.9	1.25	(4.17)	(3.90)
2013	131,258	11.76	12.06	1,581,482	-	0.9	1.25	22.50	22.94
T. Rowe Price Capital Appreciation
2017	367,560	15.12	15.73	5,766,472	0.9	0.9	1.25	10.20	10.62
2016	381,141	13.72	14.22	5,404,469	1.17	0.9	1.25	3.39	3.72
2015	413,664	13.27	13.71	5,654,381	1.22	0.9	1.25	0.68	1.11
2014	358,209	13.18	13.56	4,845,818	1.22	0.9	1.25	7.24	7.62
2013	277,228	12.29	12.6	3,489,268	1.08	0.9	1.25	17.05	17.43
T. Rowe Price Growth Stock
2017	240,859	17.16	17.85	4,298,764	-	0.9	1.4	27.39	27.87
2016	239,600	13.47	13.96	3,345,562	-	0.9	1.25	(3.30)	(2.92)
2015	247,140	13.93	14.38	3,556,324	-	0.9	1.25	5.69	6.05
2014	240,685	13.18	13.56	3,265,005	-	0.9	1.25	3.78	4.15
2013	235,188	12.7	13.02	3,063,548	-	0.9	1.25	32.71	33.27
Victory RS Science and Technology
2017	16,175	22.81	23.73	383,800	-	0.9	1.25	38.66	39.26
2016	6,715	16.45	17.04	114,471	-	0.9	1.25	9.08	9.44
2015	7,708	15.08	15.57	120,055	-	0.9	1.25	1.48	1.83
2014	7,285	14.86	15.29	111,432	-	0.9	1.25	0.88	1.26
2013	15,185	14.73	15.1	229,394	0.22	0.9	1.25	39.49	39.94

67

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Victory RS Value
2017	104,871	12.61	13.11	1,369,504	0.21	0.9	1.25	12.49	12.92
2016	51,317	11.21	11.61	596,540	0.16	0.9	1.25	6.36	6.61
2015	230,511	10.54	10.89	2,501,701	-	0.9	1.25	(10.14)	(9.78)
2014	53,027	11.73	12.07	640,864	0.94	0.9	1.25	7.03	7.38
2013	54,062	10.96	11.24	608,683	0.18	0.9	1.25	31.89	32.39
Wells Fargo Growth(e)
2017	36,153	16.25	28.64	588,402	-	0.9	1.25	28.97	29.48
2016	37,343	12.55	22.17	469,465	-	0.9	1.4	(5.05)	(4.71)
2015	41,671	13.17	23.32	549,726	-	0.9	1.4	(1.74)	(1.42)
2014	52,782	13.36	23.7	708,132	-	0.9	1.25	(0.69)	(0.30)
2013	55,090	13.4	23.82	741,121	-	0.9	1.25	27.59	27.98
Wells Fargo Large Cap Core
2017	64,158	12.62	17.92	818,576	0.72	0.9	1.25	18.08	18.50
2016	63,454	10.65	15.15	683,376	0.7	0.9	1.25	3.83	4.21
2015	75,194	10.22	14.57	800,141	0.25	0.9	1.25	(3.99)	(3.68)
2014	103,276	10.61	15.15	1,148,580	0.3	0.9	1.25	9.58	10.06
2013	120,487	9.64	13.8	1,222,908	1.13	0.9	1.25	33.11	33.52
Wells Fargo Opportunity
2017	29,686	15.11	22.46	478,710	0.33	0.9	1.25	15.00	15.43
2016	46,791	13.09	19.5	651,293	0.44	0.9	1.25	7.27	7.56
2015	22,669	12.17	18.16	276,916	0.96	0.9	1.25	(7.38)	(6.96)
2014	42,540	13.08	19.57	577,016	-	0.9	1.25	5.50	5.83
2013	28,112	12.36	18.53	348,812	-	0.9	1.25	24.52	24.97

(e) Closed to new investments. See Note 1.

68

Variable Annuity Account XIV - Valuebuilder Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

		Unit	Unit		Invest-ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Wells Fargo Small Cap Value
2017	240,388	15.94	26.28	5,583,778	-	0.9	1.4	9.10	9.50
2016	262,672	14.61	24.05	5,570,517	-	0.9	1.4	27.26	27.70
2015	294,498	11.48	18.87	4,890,679	-	0.9	1.4	(14.46)	(14.15)
2014	341,576	13.42	22.02	6,604,831	0.42	0.9	1.4	(0.81)	(0.46)
2013	397,509	13.53	22.17	7,721,114	0.3	0.9	1.4	10.18	10.55

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average new assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

69

Financial Statements

Variable Annuity Account XIV -Security Benefit Advisor Variable Annuity
Year Ended December 31, 2017
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -Security Benefit Advisor Variable Annuity

Financial Statements

Year Ended December 31, 2017

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	2
Statements of Operations	24
Statements of Changes in Net Assets	46
Notes to Financial Statements	82
1. Organization and Significant Accounting Policies	82
2. Variable Annuity Contract Charges	92
3. Summary of Unit Transactions	93
4. Financial Highlights	98
5. Subsequent Events	121

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity Separate Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity Separate Account (the Separate Account) comprised of the subaccounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in Note 1 for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity Separate Account at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in Note 1, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, MO
April 26, 2018

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Statements of Net Assets

December 31, 2017

	American Century Diversified Bond	American Century Equity Income	American Century Heritage	American Century International Bond	American Century International Growth
Assets:
Mutual funds, at market value	$423,760	$2,661,606	$530,224	$4,325	$1,038,281
Total assets	423,760	2,661,606	530,224	4,325	1,038,281

Units outstanding:
Total units	47,403	139,773	28,187	567	98,638
Unit value	$8.94	$19.05	$18.82	$7.63	$10.52

Mutual funds, at cost	$425,212	$2,530,237	$537,306	$4,246	$932,140
Mutual fund shares	39,310	298,721	25,479	331	77,542

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Century Select	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra
Assets:
Mutual funds, at market value	$633,302	$729,449	$367,092	$4,597,808	$434,838
Total assets	633,302	729,449	367,092	4,597,808	434,838

Units outstanding:
Total units	50,209	56,868	33,495	381,806	22,717
Unit value	$12.61	$12.83	$10.96	$12.05	$19.15

Mutual funds, at cost	$437,444	$666,561	$352,070	$4,392,459	$346,645
Mutual fund shares	9,216	87,046	63,621	671,213	10,445

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	AMG Managers Fairpointe Mid Cap	Baron Asset	BlackRock Advantage Small Cap Growth(c)	BlackRock Equity Dividend	BlackRock Global Allocation
Assets:
Mutual funds, at market value	$924,301	$744,606	$102,789	$657,037	$380,661
Total assets	924,301	744,606	102,789	657,037	380,661

Units outstanding:
Total units	49,289	48,000	6,928	43,789	34,046
Unit value	$18.76	$15.52	$14.85	$15.00	$11.18

Mutual funds, at cost	$855,102	$661,657	$102,629	$643,048	$379,855
Mutual fund shares	21,651	10,924	6,785	28,932	19,323

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	BlackRock International Dividend(c)	Calamos Growth and Income	Calamos High Income Opportunities(c)	ClearBridge Small Cap Growth	Dreyfus Appreciation
Assets:
Mutual funds, at market value	$322,737	$580,997	$223,572	$18,014	$655,254
Total assets	322,737	580,997	223,572	18,014	655,254

Units outstanding:
Total units	29,795	44,913	19,929	1,185	50,987
Unit value	$10.83	$12.93	$11.22	$15.21	$12.82

Mutual funds, at cost	$343,296	$560,081	$230,071	$13,381	$732,146
Mutual fund shares	11,075	18,128	25,464	549	18,166

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Dreyfus Opportunistic Midcap Value	Dreyfus Strategic Value	Federated Bond	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation(e)
Assets:
Mutual funds, at market value	$817,096	$1,192,519	$2,717,979	$536,460	$53,816
Total assets	817,096	1,192,519	2,717,979	536,460	53,816

Units outstanding:
Total units	40,904	65,291	225,880	43,383	3,802
Unit value	$19.95	$18.27	$12.03	$12.37	$14.14

Mutual funds, at cost	$823,360	$1,033,266	$2,707,561	$472,969	$36,942
Mutual fund shares	24,442	29,746	292,570	30,867	2,791

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Fidelity Advisor Leveraged Company Stock	Fidelity Advisor New Insights	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap	Fidelity Advisor Value Strategies
Assets:
Mutual funds, at market value	$52,365	$2,196,761	$871,571	$176,733	$708,118
Total assets	52,365	2,196,761	871,571	176,733	708,118

Units outstanding:
Total units	3,448	136,867	38,452	11,273	41,621
Unit value	$15.16	$16.05	$22.66	$15.68	$17.01

Mutual funds, at cost	$62,060	$1,952,231	$790,580	$111,920	$583,132
Mutual fund shares	1,247	72,262	39,999	4,582	18,596

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity	Guggenheim Floating Rate Strategies	Guggenheim High Yield
Assets:
Mutual funds, at market value	$954,110	$1,486,617	$102,876	$2,119,399	$1,497,338
Total assets	954,110	1,486,617	102,876	2,119,399	1,497,338

Units outstanding:
Total units	89,562	166,826	4,866	203,580	92,242
Unit value	$10.65	$8.91	$21.19	$10.41	$16.24

Mutual funds, at cost	$728,144	$1,531,585	$62,394	$2,144,050	$1,540,294
Mutual fund shares	44,815	101,893	4,992	81,547	130,886

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities	Guggenheim Managed Futures Strategy	Guggenheim Mid Cap Value
Assets:
Mutual funds, at market value	$504,898	$438,003	$11,891	$838	$2,228,903
Total assets	504,898	438,003	11,891	838	2,228,903

Units outstanding:
Total units	36,584	33,421	1,103	107	83,579
Unit value	$13.77	$13.10	$10.78	$7.83	$26.66

Mutual funds, at cost	$466,739	$311,934	$11,785	$916	$2,339,972
Mutual fund shares	10,903	23,961	444	44	64,813

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim Multi-Hedge Strategies	Guggenheim Small Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth	Guggenheim Total Return Bond
Assets:
Mutual funds, at market value	$5,311	$209,180	$282,950	$651,109	$481,883
Total assets	5,311	209,180	282,950	651,109	481,883

Units outstanding:
Total units	589	15,287	26,110	48,687	44,681
Unit value	$9.02	$13.68	$10.83	$13.37	$10.79

Mutual funds, at cost	$5,029	$219,906	$277,998	$634,529	$472,647
Mutual fund shares	213	14,153	12,465	14,586	17,716

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim US Investment Grade Bond	Guggenheim World Equity Income	Invesco American Franchise	Invesco Comstock	Invesco Energy
Assets:
Mutual funds, at market value	$973,000	$2,096,879	$606,436	$4,105,990	$94,223
Total assets	973,000	2,096,879	606,436	4,105,990	94,223

Units outstanding:
Total units	96,081	182,189	55,924	270,120	15,200
Unit value	$10.12	$11.51	$10.85	$15.21	$6.20

Mutual funds, at cost	$956,199	$1,843,409	$449,067	$3,186,329	$114,459
Mutual fund shares	52,172	136,161	30,768	152,866	3,745

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco Equity and Income	Invesco Gold & Precious Metals	Invesco Mid Cap Core Equity	Invesco Mid Cap Growth	Invesco Small Cap Growth(e)
Assets:
Mutual funds, at market value	$4,132,689	$77,078	$677,824	$252,515	$497,818
Total assets	4,132,689	77,078	677,824	252,515	497,818

Units outstanding:
Total units	258,969	15,911	43,419	21,347	27,308
Unit value	$15.96	$4.85	$15.61	$11.82	$18.23

Mutual funds, at cost	$3,503,187	$112,759	$716,703	$227,374	$390,180
Mutual fund shares	377,070	18,528	31,483	6,687	13,343

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco Technology	Invesco V.I. Government Money Market	Invesco Value Opportunities	Ivy Asset Strategy	Janus Henderson Mid Cap Value(c)
Assets:
Mutual funds, at market value	$334,378	$1,243,959	$306,946	$268,099	$239,123
Total assets	334,378	1,243,959	306,946	268,099	239,123

Units outstanding:
Total units	43,005	130,958	28,949	26,743	16,733
Unit value	$7.78	$9.50	$10.62	$10.03	$14.29

Mutual funds, at cost	$246,670	$1,243,959	$247,064	$301,266	$251,131
Mutual fund shares	7,560	1,243,959	20,952	11,236	14,025

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Janus Henderson Overseas(c)	Janus Henderson U.S. Managed Volatility(a)(d)	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive	Northern Global Tactical Asset Allocation
Assets:
Mutual funds, at market value	$1,254,831	$175,407	$685,011	$185,440	$142,376
Total assets	1,254,831	175,407	685,011	185,440	142,376

Units outstanding:
Total units	179,796	16,322	59,436	12,251	11,147
Unit value	$6.97	$10.75	$11.53	$15.14	$12.77

Mutual funds, at cost	$1,328,622	$168,284	$736,619	$170,728	$115,797
Mutual fund shares	38,433	15,975	21,878	4,856	10,794

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Northern Large Cap Core	Northern Large Cap Value	Oak Ridge Small Cap Growth	Oppenheimer Developing Markets	Oppenheimer Discovery
Assets:
Mutual funds, at market value	$95,200	$158,995	$64,409	$299,767	$154,772
Total assets	95,200	158,995	64,409	299,767	154,772

Units outstanding:
Total units	5,682	9,915	4,643	27,671	9,878
Unit value	$16.75	$16.06	$13.87	$10.83	$15.67

Mutual funds, at cost	$78,548	$120,453	$83,916	$241,101	$150,941
Mutual fund shares	4,995	9,748	4,142	6,882	1,996

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Oppenheimer Global	PIMCO All Asset	PIMCO Commodity- RealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO Foreign Bond (U.S. Dollar-Hedged)
Assets:
Mutual funds, at market value	$497,184	$379,162	$86,165	$15,189	$1,416,506
Total assets	497,184	379,162	86,165	15,189	1,416,506

Units outstanding:
Total units	30,970	35,661	17,863	1,513	121,257
Unit value	$16.05	$10.65	$4.83	$10.05	$11.68

Mutual funds, at cost	$427,188	$370,982	$102,649	$15,367	$1,404,928
Mutual fund shares	5,180	31,362	13,016	1,430	132,756

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS Small Fund	PIMCO Total Return	Pioneer Strategic Income
Assets:
Mutual funds, at market value	$42,163	$1,094,073	$1,515,207	$2,424,476	$99,098
Total assets	42,163	1,094,073	1,515,207	2,424,476	99,098

Units outstanding:
Total units	4,991	114,967	86,425	230,874	9,826
Unit value	$8.45	$9.52	$17.53	$10.50	$10.09

Mutual funds, at cost	$42,728	$1,121,277	$1,330,413	$2,523,650	$97,392
Mutual fund shares	4,276	98,922	146,822	236,074	9,159

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Prudential Jennison 20/20 Focus	Prudential Jennison Mid Cap Growth	Prudential Jennison Natural Resources	Prudential Jennison Small Company	Prudential QMA Small-Cap Value(e)
Assets:
Mutual funds, at market value	$1,945,792	$112,410	$18,928	$184,133	$205,577
Total assets	1,945,792	112,410	18,928	184,133	205,577

Units outstanding:
Total units	131,309	8,101	2,905	11,747	15,901
Unit value	$14.82	$13.88	$6.52	$15.68	$12.94

Mutual funds, at cost	$2,054,294	$114,903	$18,534	$179,038	$220,990
Mutual fund shares	133,273	3,187	486	7,383	10,152

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Royce Opportunity	Royce Small-Cap Value	T. Rowe Price Capital Appreciation	T. Rowe Price Growth Stock	T. Rowe Price Retirement 2010
Assets:
Mutual funds, at market value	$542,793	$541,092	$1,884,558	$2,111,286	$1,407
Total assets	542,793	541,092	1,884,558	2,111,286	1,407

Units outstanding:
Total units	35,448	46,528	119,789	118,374	125
Unit value	$15.31	$11.63	$15.73	$17.85	$11.29

Mutual funds, at cost	$516,297	$570,043	$1,629,982	$1,669,455	$1,315
Mutual fund shares	42,875	53,468	67,330	35,628	78

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035
Assets:
Mutual funds, at market value	$22,271	$158,075	$109,989	$38,526	$23,749
Total assets	22,271	158,075	109,989	38,526	23,749

Units outstanding:
Total units	1,872	12,607	8,385	2,826	1,694
Unit value	$11.90	$12.54	$13.12	$13.63	$14.02

Mutual funds, at cost	$20,361	$145,220	$100,292	$35,707	$20,658
Mutual fund shares	1,504	7,124	6,343	1,510	1,271

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	T. Rowe Price Retirement 2040	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced	Victory RS Partners(e)
Assets:
Mutual funds, at market value	$117,620	$150	$34,171	$271,966	$604,181
Total assets	117,620	150	34,171	271,966	604,181

Units outstanding:
Total units	8,239	10	2,384	25,526	24,094
Unit value	$14.27	$14.33	$14.33	$10.66	$25.07

Mutual funds, at cost	$112,845	$150	$30,526	$257,687	$635,357
Mutual fund shares	4,384	10	2,217	17,672	20,684

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Victory RS Science and Technology	Victory RS Value	Virtus Ceredex Mid Cap Value Equity(c)	Wells Fargo Growth(e)	Wells Fargo Large Cap Core
Assets:
Mutual funds, at market value	$263,935	$1,338,504	$315,963	$331,326	$606,504
Total assets	263,935	1,338,504	315,963	331,326	606,504

Units outstanding:
Total units	11,108	102,072	20,243	20,397	48,088
Unit value	$23.73	$13.11	$15.60	$16.25	$12.62

Mutual funds, at cost	$252,159	$1,373,058	$339,194	$341,560	$500,671
Mutual fund shares	12,242	51,068	25,277	9,879	30,771

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Wells Fargo Opportunity	Wells Fargo Small Cap Value
Assets:
Mutual funds, at market value	$500,142	$850,209
Total assets	500,142	850,209

Units outstanding:
Total units	33,048	36,709
Unit value	$15.11	$23.17

Mutual funds, at cost	$476,724	$1,077,612
Mutual fund shares	11,666	48,779

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations

Year Ended December 31, 2017

	American Century Diversified Bond	American Century Equity Income	American Century Heritage	American Century International Bond	American Century International Growth
Investment income (loss):
Dividend distributions	$8,689	$39,577	$-	$-	$6,560
Expenses:
Mortality and expense risk charge	(3,416)	(18,884)	(4,323)	(31)	(7,534)
Other expense charge	(682)	(3,768)	(863)	(7)	(1,503)
Net investment income (loss)	4,591	16,925	(5,186)	(38)	(2,477)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	254,296	54,362	15	42,012
Realized capital gain (loss) on sales of fund shares	(756)	46,875	(3,558)	(5)	16,204
Change in unrealized appreciation/depreciation on investments during the year	6,374	(31,304)	61,996	390	202,247
Net realized and unrealized capital gain (loss) on investments	5,618	269,867	112,800	400	260,463
Net increase (decrease) in net assets from operations	$10,209	$286,792	$107,614	$362	$257,986

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017
	American Century Select	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra
Investment income (loss):
Dividend distributions	$147	$7,497	$3,718	$57,818	$-
Expenses:
Mortality and expense risk charge	(4,340)	(5,039)	(2,868)	(33,838)	(2,793)
Other expense charge	(866)	(1,006)	(572)	(6,752)	(557)
Net investment income (loss)	(5,059)	1,452	278	17,228	(3,350)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	36,794	55,048	17,182	397,691	25,150
Realized capital gain (loss) on sales of fund shares	17,917	2,706	3,894	47,098	13,188
Change in unrealized appreciation/depreciation on investments during the year	89,159	50,218	13,195	122,836	62,166
Net realized and unrealized capital gain (loss) on investments	143,870	107,972	34,271	567,625	100,504
Net increase (decrease) in net assets from operations	$138,811	$109,424	$34,549	$584,853	$97,154

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	AMG Managers Fairpointe Mid Cap	Baron Asset	BlackRock Advantage Small Cap Growth(c)	BlackRock Equity Dividend	BlackRock Global Allocation
Investment income (loss):
Dividend distributions	$-	$-	$95	$9,629	$2,352
Expenses:
Mortality and expense risk charge	(8,109)	(3,985)	(593)	(4,942)	(1,813)
Other expense charge	(1,618)	(795)	(119)	(986)	(362)
Net investment income (loss)	(9,727)	(4,780)	(617)	3,701	177

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	57,135	41,961	13,047	83,855	8,563
Realized capital gain (loss) on sales of fund shares	37,489	14,788	1,732	16,338	(923)
Change in unrealized appreciation/depreciation on investments during the year	15,790	58,686	(4,473)	(6,809)	19,961
Net realized and unrealized capital gain (loss) on investments	110,414	115,435	10,306	93,384	27,601
Net increase (decrease) in net assets from operations	$100,687	$110,655	$9,689	$97,085	$27,778

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	BlackRock International Dividend(c)	Calamos Growth and Income	Calamos High Income Opportunities(c)	ClearBridge Small Cap Growth	Dreyfus Appreciation
Investment income (loss):
Dividend distributions	$3,296	$8,333	$9,514	$-	$7,528
Expenses:
Mortality and expense risk charge	(2,610)	(4,016)	(1,446)	(150)	(4,810)
Other expense charge	(521)	(801)	(288)	(30)	(960)
Net investment income (loss)	165	3,516	7,780	(180)	1,758

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	51,711	32,340	-	617	92,050
Realized capital gain (loss) on sales of fund shares	(8,428)	1,569	(703)	1,259	(17,503)
Change in unrealized appreciation/depreciation on investments during the year	5,833	39,056	2,016	2,506	69,290
Net realized and unrealized capital gain (loss) on investments	49,116	72,965	1,313	4,382	143,837
Net increase (decrease) in net assets from operations	$49,281	$76,481	$9,093	$4,202	$145,595

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Dreyfus Opportunistic Midcap Value	Dreyfus Strategic Value	Federated Bond	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation(e)
Investment income (loss):
Dividend distributions	$-	$10,580	$104,203	$5,490	$-
Expenses:
Mortality and expense risk charge	(5,851)	(8,164)	(20,359)	(3,823)	(362)
Other expense charge	(1,167)	(1,629)	(4,063)	(763)	(72)
Net investment income (loss)	(7,018)	787	79,781	904	(434)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	94,669	107,042	3,320	69,557	-
Realized capital gain (loss) on sales of fund shares	2,508	28,130	(2,524)	18,323	873
Change in unrealized appreciation/depreciation on investments during the year	15,263	8,922	68,794	(2,160)	13,403
Net realized and unrealized capital gain (loss) on investments	112,440	144,094	69,590	85,720	14,276
Net increase (decrease) in net assets from operations	$105,422	$144,881	$149,371	$86,624	$13,842

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Fidelity Advisor Leveraged Company Stock	Fidelity Advisor New Insights	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap	Fidelity Advisor Value Strategies
Investment income (loss):
Dividend distributions	$188	$-	$10,806	$53	$7,073
Expenses:
Mortality and expense risk charge	(397)	(14,818)	(7,306)	(1,234)	(5,363)
Other expense charge	(79)	(2,957)	(1,458)	(246)	(1,070)
Net investment income (loss)	(288)	(17,775)	2,042	(1,427)	640

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	13,404	162,063	42,000	7,241	47,470
Realized capital gain (loss) on sales of fund shares	(1,157)	60,061	37,060	2,555	27,797
Change in unrealized appreciation/depreciation on investments during the year	(4,223)	257,528	(57,196)	19,487	38,720
Net realized and unrealized capital gain (loss) on investments	8,024	479,652	21,864	29,283	113,987
Net increase (decrease) in net assets from operations	$7,736	$461,877	$23,906	$27,856	$114,627

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity	Guggenheim Floating Rate Strategies	Guggenheim High Yield
Investment income (loss):
Dividend distributions	$5,544	$25,371	$-	$72,174	$80,327
Expenses:
Mortality and expense risk charge	(5,218)	(12,092)	(932)	(15,064)	(10,904)
Other expense charge	(1,041)	(2,413)	(186)	(3,006)	(2,176)
Net investment income (loss)	(715)	10,866	(1,118)	54,104	67,247

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	6,800	-	-
Realized capital gain (loss) on sales of fund shares	21,429	(11,440)	17,395	(4,701)	(5,417)
Change in unrealized appreciation/depreciation on investments during the year	236,350	12,981	(16,161)	(1,903)	20,508
Net realized and unrealized capital gain (loss) on investments	257,779	1,541	8,034	(6,604)	15,091
Net increase (decrease) in net assets from operations	$257,064	$12,407	$6,916	$47,500	$82,338

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities	Guggenheim Managed Futures Strategy	Guggenheim Mid Cap Value
Investment income (loss):
Dividend distributions	$5,149	$-	$296	$38	$-
Expenses:
Mortality and expense risk charge	(5,100)	(3,190)	(70)	(6)	(16,568)
Other expense charge	(1,018)	(636)	(14)	(1)	(3,306)
Net investment income (loss)	(969)	(3,826)	212	31	(19,874)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	33,255	-	-	-	156,332
Realized capital gain (loss) on sales of fund shares	36,313	12,704	-	(6)	(26,782)
Change in unrealized appreciation/depreciation on investments during the year	17,259	46,990	145	29	148,225
Net realized and unrealized capital gain (loss) on investments	86,827	59,694	145	23	277,775
Net increase (decrease) in net assets from operations	$85,858	$55,868	$357	$54	$257,901

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim Multi-Hedge Strategies	Guggenheim Small Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth	Guggenheim Total Return Bond
Investment income (loss):
Dividend distributions	$-	$1,911	$2,556	$3,144	$13,767
Expenses:
Mortality and expense risk charge	(37)	(1,524)	(2,153)	(4,808)	(3,402)
Other expense charge	(7)	(304)	(430)	(960)	(679)
Net investment income (loss)	(44)	83	(27)	(2,624)	9,686

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	12,945	42,283	70,785	-
Realized capital gain (loss) on sales of fund shares	1	(30)	8,086	8,033	617
Change in unrealized appreciation/depreciation on investments during the year	172	(7,566)	4,623	56,065	12,348
Net realized and unrealized capital gain (loss) on investments	173	5,349	54,992	134,883	12,965
Net increase (decrease) in net assets from operations	$129	$5,432	$54,965	$132,259	$22,651

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim US Investment Grade Bond	Guggenheim World Equity Income	Invesco American Franchise	Invesco Comstock	Invesco Energy
Investment income (loss):
Dividend distributions	$35,585	$48,646	$-	$58,787	$2,029
Expenses:
Mortality and expense risk charge	(8,247)	(15,588)	(4,037)	(28,396)	(663)
Other expense charge	(1,646)	(3,111)	(805)	(5,666)	(132)
Net investment income (loss)	25,692	29,947	(4,842)	24,725	1,234

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	29,711	87,441	-
Realized capital gain (loss) on sales of fund shares	3,950	38,888	10,985	118,557	(1,728)
Change in unrealized appreciation/depreciation on investments during the year	29,457	199,561	84,188	380,372	(8,331)
Net realized and unrealized capital gain (loss) on investments	33,407	238,449	124,884	586,370	(10,059)
Net increase (decrease) in net assets from operations	$59,099	$268,396	$120,042	$611,095	$(8,825)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco Equity and Income	Invesco Gold & Precious Metals	Invesco Mid Cap Core Equity	Invesco Mid Cap Growth	Invesco Small Cap Growth(e)
Investment income (loss):
Dividend distributions	$79,596	$1,236	$925	$-	$-
Expenses:
Mortality and expense risk charge	(29,661)	(556)	(4,683)	(1,793)	(3,546)
Other expense charge	(5,919)	(111)	(935)	(358)	(708)
Net investment income (loss)	44,016	569	(4,693)	(2,151)	(4,254)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	180,620	-	86,242	20,140	42,178
Realized capital gain (loss) on sales of fund shares	78,927	(2,298)	(541)	2,868	11,368
Change in unrealized appreciation/depreciation on investments during the year	71,022	4,036	1,093	24,611	51,878
Net realized and unrealized capital gain (loss) on investments	330,569	1,738	86,794	47,619	105,424
Net increase (decrease) in net assets from operations	$374,585	$2,307	$82,101	$45,468	$101,170

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco Technology	Invesco V.I. Government Money Market	Invesco Value Opportunities	Ivy Asset Strategy	Janus Henderson Mid Cap Value(c)
Investment income (loss):
Dividend distributions	$-	$4,034	$-	$2,637	$265
Expenses:
Mortality and expense risk charge	(2,381)	(10,044)	(1,841)	(1,952)	(1,881)
Other expense charge	(475)	(2,004)	(368)	(389)	(375)
Net investment income (loss)	(2,856)	(8,014)	(2,209)	296	(1,991)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	13,225	-	13,023	5,006	23,873
Realized capital gain (loss) on sales of fund shares	11,485	-	2,819	(5,663)	(4,226)
Change in unrealized appreciation/depreciation on investments during the year	67,108	-	23,032	42,075	13,660
Net realized and unrealized capital gain (loss) on investments	91,818	-	38,874	41,418	33,307
Net increase (decrease) in net assets from operations	$88,962	$(8,014)	$36,665	$41,714	$31,316

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Janus Henderson Overseas(c)	Janus Henderson U.S. Managed Volatility(a)(d)	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive	Northern Global Tactical Asset Allocation
Investment income (loss):
Dividend distributions	$16,165	$6,099	$6,236	$1,113	$3,447
Expenses:
Mortality and expense risk charge	(7,423)	(733)	(4,884)	(1,871)	(1,068)
Other expense charge	(1,481)	(146)	(975)	(374)	(213)
Net investment income (loss)	7,261	5,220	377	(1,132)	2,166

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	2,444	45,892	13,741	1,220
Realized capital gain (loss) on sales of fund shares	(15,462)	2,424	(5,374)	8,622	3,205
Change in unrealized appreciation/depreciation on investments during the year	258,975	7,123	33,504	19,236	10,994
Net realized and unrealized capital gain (loss) on investments	243,513	11,991	74,022	41,599	15,419
Net increase (decrease) in net assets from operations	$250,774	$17,211	$74,399	$40,467	$17,585

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Northern Large Cap Core	Northern Large Cap Value	Oak Ridge Small Cap Growth	Oppenheimer Developing Markets	Oppenheimer Discovery
Investment income (loss):
Dividend distributions	$1,537	$3,628	$-	$904	$-
Expenses:
Mortality and expense risk charge	(712)	(1,117)	(275)	(2,137)	(647)
Other expense charge	(142)	(223)	(55)	(426)	(129)
Net investment income (loss)	683	2,288	(330)	(1,659)	(776)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,076	-	23,594	-	12,415
Realized capital gain (loss) on sales of fund shares	3,136	5,792	(103)	7,988	1,950
Change in unrealized appreciation/depreciation on investments during the year	12,027	8,568	(17,044)	74,283	7,367
Net realized and unrealized capital gain (loss) on investments	16,239	14,360	6,447	82,271	21,732
Net increase (decrease) in net assets from operations	$16,922	$16,648	$6,117	$80,612	$20,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Oppenheimer Global	PIMCO All Asset	PIMCO Commodity- RealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO Foreign Bond (U.S. Dollar-Hedged)
Investment income (loss):
Dividend distributions	$2,370	$14,595	$7,356	$628	$11,327
Expenses:
Mortality and expense risk charge	(2,789)	(2,914)	(738)	(99)	(10,070)
Other expense charge	(556)	(582)	(147)	(20)	(2,009)
Net investment income (loss)	(975)	11,099	6,471	509	(752)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	22,939	-	-	-	-
Realized capital gain (loss) on sales of fund shares	10,247	(6,481)	(10,351)	(127)	(614)
Change in unrealized appreciation/depreciation on investments during the year	75,298	41,774	4,012	607	26,673
Net realized and unrealized capital gain (loss) on investments	108,484	35,293	(6,339)	480	26,059
Net increase (decrease) in net assets from operations	$107,509	$46,392	$132	$989	$25,307

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS Small Fund	PIMCO Total Return	Pioneer Strategic Income
Investment income (loss):
Dividend distributions	$1,119	$22,849	$46,934	$48,958	$3,522
Expenses:
Mortality and expense risk charge	(722)	(8,892)	(8,972)	(18,344)	(822)
Other expense charge	(144)	(1,774)	(1,791)	(3,661)	(164)
Net investment income (loss)	253	12,183	36,171	26,953	2,536

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	30,155	-	-
Realized capital gain (loss) on sales of fund shares	(1,139)	(8,776)	71,604	(13,591)	945
Change in unrealized appreciation/depreciation on investments during the year	1,238	23,971	48,547	70,408	1,016
Net realized and unrealized capital gain (loss) on investments	99	15,195	150,306	56,817	1,961
Net increase (decrease) in net assets from operations	$352	$27,378	$186,477	$83,770	$4,497

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Prudential Jennison 20/20 Focus	Prudential Jennison Mid Cap Growth	Prudential Jennison Natural Resources	Prudential Jennison Small Company	Prudential QMA Small-Cap Value(e)
Investment income (loss):
Dividend distributions	$-	$-	$-	$73	$3,010
Expenses:
Mortality and expense risk charge	(13,403)	(760)	(103)	(1,300)	(1,792)
Other expense charge	(2,674)	(151)	(21)	(259)	(358)
Net investment income (loss)	(16,077)	(911)	(124)	(1,486)	860

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	337,550	13,997	-	13,976	23,140
Realized capital gain (loss) on sales of fund shares	1,451	765	(322)	418	(1,550)
Change in unrealized appreciation/depreciation on investments during the year	78,971	5,115	1,268	16,728	(11,268)
Net realized and unrealized capital gain (loss) on investments	417,972	19,877	946	31,122	10,322
Net increase (decrease) in net assets from operations	$401,895	$18,966	$822	$29,636	$11,182

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Royce Opportunity	Royce Small-Cap Value	T. Rowe Price Capital Appreciation	T. Rowe Price Growth Stock	T. Rowe Price Retirement 2010
Investment income (loss):
Dividend distributions	$-	$1,424	$16,189	$-	$20
Expenses:
Mortality and expense risk charge	(3,766)	(3,860)	(13,344)	(14,136)	(12)
Other expense charge	(751)	(770)	(2,663)	(2,821)	(3)
Net investment income (loss)	(4,517)	(3,206)	182	(16,957)	5

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	70,680	17,934	93,535	251,269	53
Realized capital gain (loss) on sales of fund shares	5,538	(6,597)	64,419	54,716	63
Change in unrealized appreciation/depreciation on investments during the year	21,566	12,413	73,946	214,168	28
Net realized and unrealized capital gain (loss) on investments	97,784	23,750	231,900	520,153	144
Net increase (decrease) in net assets from operations	$93,267	$20,544	$232,082	$503,196	$149

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035
Investment income (loss):
Dividend distributions	$310	$2,043	$1,290	$395	$234
Expenses:
Mortality and expense risk charge	(160)	(1,092)	(609)	(198)	(152)
Other expense charge	(33)	(218)	(122)	(40)	(30)
Net investment income (loss)	117	733	559	157	52

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,112	4,563	2,211	862	541
Realized capital gain (loss) on sales of fund shares	289	116	131	119	30
Change in unrealized appreciation/depreciation on investments during the year	907	13,612	8,603	3,092	2,845
Net realized and unrealized capital gain (loss) on investments	2,308	18,291	10,945	4,073	3,416
Net increase (decrease) in net assets from operations	$2,425	$19,024	$11,504	$4,230	$3,468

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	T. Rowe Price Retirement 2040	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced	Victory RS Partners(e)	Victory RS Science and Technology
Investment income (loss):
Dividend distributions	$333	$280	$4,161	$-	$-
Expenses:
Mortality and expense risk charge	(290)	(237)	(3,180)	(4,471)	(1,304)
Other expense charge	(58)	(47)	(635)	(893)	(260)
Net investment income (loss)	(15)	(4)	346	(5,364)	(1,564)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,043	711	9,345	116,419	38,803
Realized capital gain (loss) on sales of fund shares	34	23	16,298	6,004	5,205
Change in unrealized appreciation/depreciation on investments during the year	5,745	5,143	7,842	(42,282)	15,611
Net realized and unrealized capital gain (loss) on investments	6,822	5,877	33,485	80,141	59,619
Net increase (decrease) in net assets from operations	$6,807	$5,873	$33,831	$74,777	$58,055

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Victory RS Value	Virtus Ceredex Mid Cap Value Equity(c)	Wells Fargo Growth(e)	Wells Fargo Large Cap Core	Wells Fargo Opportunity
Investment income (loss):
Dividend distributions	$2,053	$1,871	$-	$2,717	$1,933
Expenses:
Mortality and expense risk charge	(9,324)	(1,543)	(2,339)	(2,603)	(3,490)
Other expense charge	(1,860)	(308)	(467)	(519)	(696)
Net investment income (loss)	(9,131)	20	(2,806)	(405)	(2,253)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	268,290	49,265	82,424	4,473	58,836
Realized capital gain (loss) on sales of fund shares	8,743	1,096	4,802	10,207	11,682
Change in unrealized appreciation/depreciation on investments during the year	(79,335)	(30,084)	4,512	55,808	11,358
Net realized and unrealized capital gain (loss) on investments	197,698	20,277	91,738	70,488	81,876
Net increase (decrease) in net assets from operations	$188,567	$20,297	$88,932	$70,083	$79,623

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

Wells Fargo Small Cap Value
Investment income (loss):
Dividend distributions	$-
Expenses:
Mortality and expense risk charge	(5,900)
Other expense charge	(1,178)
Net investment income (loss)	(7,078)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	232,067
Realized capital gain (loss) on sales of fund shares	(19,094)
Change in unrealized appreciation/depreciation on investments during the year	(109,608)
Net realized and unrealized capital gain (loss) on investments	103,365
Net increase (decrease) in net assets from operations	$96,287

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2017 and 2016

	American Century Diversified Bond		American Century Equity Income		American Century Heritage
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,591	$5,777	$16,925	$17,677	$(5,186)	$(6,363)
Capital gains distributions	-	561	254,296	122,029	54,362	49,221
Realized capital gain (loss) on sales of fund shares	(756)	1,958	46,875	52,787	(3,558)	(11,633)
Change in unrealized appreciation/depreciation on investments during the year	6,374	1,054	(31,304)	158,129	61,996	(13,205)
Net increase (decrease) in net assets from operations	10,209	9,350	286,792	350,622	107,614	18,020

From contract owner transactions:
Variable annuity deposits	35,378	42,676	92,414	102,722	18,700	70,852
Contract owner maintenance charges	(2,511)	(2,768)	(10,137)	(8,446)	(4,007)	(3,241)
Terminations and withdrawals	(22,777)	(66,197)	(140,220)	(326,012)	(73,243)	(277,299)
Transfers between subaccounts, net	(53,443)	(37,391)	199,221	79,122	(96,276)	(34,736)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(43,353)	(63,680)	141,278	(152,614)	(154,826)	(244,424)
Net increase (decrease) in net assets	(33,144)	(54,330)	428,070	198,008	(47,212)	(226,404)
Net assets at beginning of year	456,904	511,234	2,233,536	2,035,528	577,436	803,840
Net assets at end of year	$423,760	$456,904	$2,661,606	$2,233,536	$530,224	$577,436

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Century International Bond		American Century International Growth		American Century Select
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(38)	$(50)	$(2,477)	$(7,281)	$(5,059)	$(3,590)
Capital gains distributions	15	-	42,012	-	36,794	16,847
Realized capital gain (loss) on sales of fund shares	(5)	8	16,204	(46,047)	17,917	14,088
Change in unrealized appreciation/depreciation on investments during the year	390	241	202,247	(28,297)	89,159	(5,945)
Net increase (decrease) in net assets from operations	362	199	257,986	(81,625)	138,811	21,400

From contract owner transactions:
Variable annuity deposits	240	1,081	53,956	61,968	30,777	21,746
Contract owner maintenance charges	(39)	(40)	(5,349)	(6,027)	(2,106)	(1,847)
Terminations and withdrawals	(190)	(159)	(122,101)	(120,423)	(1,571)	(10,491)
Transfers between subaccounts, net	-	(3,750)	(36,344)	(169,394)	(32,941)	8,522
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	11	(2,868)	(109,838)	(233,876)	(5,841)	17,930
Net increase (decrease) in net assets	373	(2,669)	148,148	(315,501)	132,970	39,330
Net assets at beginning of year	3,952	6,621	890,133	1,205,634	500,332	461,002
Net assets at end of year	$4,325	$3,952	$1,038,281	$890,133	$633,302	$500,332

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016
	American Century Strategic Allocation: Aggressive		American Century Strategic Allocation: Conservative		American Century Strategic Allocation: Moderate
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,452	$1,381	$278	$(98)	$17,228	$(7,889)
Capital gains distributions	55,048	8,878	17,182	6,233	397,691	50,717
Realized capital gain (loss) on sales of fund shares	2,706	(353)	3,894	493	47,098	(6,446)
Change in unrealized appreciation/depreciation on investments during the year	50,218	19,455	13,195	9,470	122,836	167,720
Net increase (decrease) in net assets from operations	109,424	29,361	34,549	16,098	584,853	204,102

From contract owner transactions:
Variable annuity deposits	40,993	43,018	5,960	5,168	191,363	208,633
Contract owner maintenance charges	(2,064)	(2,317)	(1,464)	(1,102)	(11,828)	(9,168)
Terminations and withdrawals	(16,303)	(37,278)	(67,663)	(32,975)	(293,036)	(243,388)
Transfers between subaccounts, net	(469)	(43,774)	(865)	19,467	(189,827)	3,916
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	22,157	(40,351)	(64,032)	(9,442)	(303,328)	(40,007)
Net increase (decrease) in net assets	131,581	(10,990)	(29,483)	6,656	281,525	164,095
Net assets at beginning of year	597,868	608,858	396,575	389,919	4,316,283	4,152,188
Net assets at end of year	$729,449	$597,868	$367,092	$396,575	$4,597,808	$4,316,283

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016
	American Century Ultra		AMG Managers Fairpointe Mid Cap		Baron Asset
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,350)	$(3,273)	$(9,727)	$(3,607)	$(4,780)	$(4,046)
Capital gains distributions	25,150	15,398	57,135	32,826	41,961	19,966
Realized capital gain (loss) on sales of fund shares	13,188	16,537	37,489	(6,600)	14,788	6,695
Change in unrealized appreciation/depreciation on investments during the year	62,166	(16,802)	15,790	126,911	58,686	(225)
Net increase (decrease) in net assets from operations	97,154	11,860	100,687	149,530	110,655	22,390

From contract owner transactions:
Variable annuity deposits	19,232	21,926	47,272	91,619	25,865	19,587
Contract owner maintenance charges	(2,017)	(2,041)	(5,341)	(3,069)	(3,498)	(2,997)
Terminations and withdrawals	(57,382)	(117,644)	(110,579)	(84,053)	(51,294)	(68,731)
Transfers between subaccounts, net	39,079	48,869	74,537	9,129	231,793	(36,194)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,088)	(48,890)	5,889	13,626	202,866	(88,335)
Net increase (decrease) in net assets	96,066	(37,030)	106,576	163,156	313,521	(65,945)
Net assets at beginning of year	338,772	375,802	817,725	654,569	431,085	497,030
Net assets at end of year	$434,838	$338,772	$924,301	$817,725	$744,606	$431,085

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016
	BlackRock Advantage Small Cap Growth(c)		BlackRock Equity Dividend		BlackRock Global Allocation
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(617)	$(387)	$3,701	$8,167	$177	$210
Capital gains distributions	13,047	-	83,855	57,396	8,563	1,871
Realized capital gain (loss) on sales of fund shares	1,732	(7,968)	16,338	2,196	(923)	(662)
Change in unrealized appreciation/depreciation on investments during the year	(4,473)	14,705	(6,809)	69,642	19,961	4,891
Net increase (decrease) in net assets from operations	9,689	6,350	97,085	137,401	27,778	6,310

From contract owner transactions:
Variable annuity deposits	9,947	7,184	74,984	75,034	980	1,349
Contract owner maintenance charges	(425)	(263)	(3,411)	(6,986)	(942)	(415)
Terminations and withdrawals	(1,686)	(868)	(24,045)	(261,873)	(20,183)	(6,074)
Transfers between subaccounts, net	18,578	28,282	(500,277)	202,684	141,720	23,068
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	26,414	34,335	(452,749)	8,859	121,575	17,928
Net increase (decrease) in net assets	36,103	40,685	(355,664)	146,260	149,353	24,238
Net assets at beginning of year	66,686	26,001	1,012,701	866,441	231,308	207,070
Net assets at end of year	$102,789	$66,686	$657,037	$1,012,701	$380,661	$231,308

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	BlackRock International Dividend(c)		Calamos Growth and Income		Calamos High Income Opportunities(c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$165	$11,670	$3,516	$11,059	$7,780	$8,759
Capital gains distributions	51,711	-	32,340	18,842	-	-
Realized capital gain (loss) on sales of fund shares	(8,428)	(19,072)	1,569	(3,539)	(703)	(11,484)
Change in unrealized appreciation/depreciation on investments during the year	5,833	10,298	39,056	2,095	2,016	26,265
Net increase (decrease) in net assets from operations	49,281	2,896	76,481	28,457	9,093	23,540

From contract owner transactions:
Variable annuity deposits	21,927	26,148	40,973	36,939	31,934	32,243
Contract owner maintenance charges	(2,657)	(1,373)	(2,123)	(2,227)	(1,589)	(1,625)
Terminations and withdrawals	(37,139)	(19,751)	(23,892)	(56,082)	(19,541)	(34,065)
Transfers between subaccounts, net	(36,963)	(27,578)	904	(12,555)	31,028	(61,385)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(54,832)	(22,554)	15,862	(33,925)	41,832	(64,832)
Net increase (decrease) in net assets	(5,551)	(19,658)	92,343	(5,468)	50,925	(41,292)
Net assets at beginning of year	328,288	347,946	488,654	494,122	172,647	213,939
Net assets at end of year	$322,737	$328,288	$580,997	$488,654	$223,572	$172,647

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	ClearBridge Small Cap Growth		Dreyfus Appreciation		Dreyfus Opportunistic Midcap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(180)	$(201)	$1,758	$3,728	$(7,018)	$(6,392)
Capital gains distributions	617	547	92,050	141,778	94,669	29,495
Realized capital gain (loss) on sales of fund shares	1,259	1,043	(17,503)	(31,340)	2,508	(49,784)
Change in unrealized appreciation/depreciation on investments during the year	2,506	(496)	69,290	(78,633)	15,263	125,632
Net increase (decrease) in net assets from operations	4,202	893	145,595	35,533	105,422	98,951

From contract owner transactions:
Variable annuity deposits	-	-	14,551	23,735	17,451	24,970
Contract owner maintenance charges	(45)	(172)	(3,444)	(3,272)	(2,731)	(3,080)
Terminations and withdrawals	(197)	(9,759)	(77,943)	(144,186)	(67,689)	(113,666)
Transfers between subaccounts, net	(4,509)	(150)	(32,340)	(54,601)	45,277	(155,141)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(4,751)	(10,081)	(99,176)	(178,324)	(7,692)	(246,917)
Net increase (decrease) in net assets	(549)	(9,188)	46,419	(142,791)	97,730	(147,966)
Net assets at beginning of year	18,563	27,751	608,835	751,626	719,366	867,332
Net assets at end of year	$18,014	$18,563	$655,254	$608,835	$817,096	$719,366

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dreyfus Strategic Value		Federated Bond		Fidelity Advisor Dividend Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$787	$4,402	$79,781	$83,188	$904	$(223)
Capital gains distributions	107,042	15,717	3,320	1,347	69,557	-
Realized capital gain (loss) on sales of fund shares	28,130	6,040	(2,524)	(33,981)	18,323	17,261
Change in unrealized appreciation/depreciation on investments during the year	8,922	136,332	68,794	105,588	(2,160)	11,975
Net increase (decrease) in net assets from operations	144,881	162,491	149,371	156,142	86,624	29,013

From contract owner transactions:
Variable annuity deposits	26,363	74,657	149,918	171,308	16,484	19,079
Contract owner maintenance charges	(4,960)	(2,858)	(8,136)	(8,615)	(2,606)	(2,581)
Terminations and withdrawals	(155,226)	(152,401)	(168,436)	(243,285)	(88,710)	(72,070)
Transfers between subaccounts, net	78,633	(25,600)	(183,461)	160,250	28,982	(91,649)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(55,190)	(106,202)	(210,115)	79,658	(45,850)	(147,221)
Net increase (decrease) in net assets	89,691	56,289	(60,744)	235,800	40,774	(118,208)
Net assets at beginning of year	1,102,828	1,046,539	2,778,723	2,542,923	495,686	613,894
Net assets at end of year	$1,192,519	$1,102,828	$2,717,979	$2,778,723	$536,460	$495,686

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity Advisor International Capital Appreciation(e)		Fidelity Advisor Leveraged Company Stock		Fidelity Advisor New Insights
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(434)	$(652)	$(288)	$(562)	$(17,775)	$(14,816)
Capital gains distributions	-	-	13,404	9,562	162,063	84,534
Realized capital gain (loss) on sales of fund shares	873	5,923	(1,157)	(3,777)	60,061	(10,695)
Change in unrealized appreciation/depreciation on investments during the year	13,403	(7,718)	(4,223)	71	257,528	13,125
Net increase (decrease) in net assets from operations	13,842	(2,447)	7,736	5,294	461,877	72,148

From contract owner transactions:
Variable annuity deposits	1,115	719	2,274	6,509	113,895	111,636
Contract owner maintenance charges	(117)	(136)	(223)	(360)	(4,250)	(3,756)
Terminations and withdrawals	(4,531)	(50,261)	(1,379)	(75,833)	(138,737)	(70,383)
Transfers between subaccounts, net	311	(1,532)	(6,041)	(3,552)	(41,256)	89,286
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,222)	(51,210)	(5,369)	(73,236)	(70,348)	126,783
Net increase (decrease) in net assets	10,620	(53,657)	2,367	(67,942)	391,529	198,931
Net assets at beginning of year	43,196	96,853	49,998	117,940	1,805,232	1,606,301
Net assets at end of year	$53,816	$43,196	$52,365	$49,998	$2,196,761	$1,805,232

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity Advisor Real Estate		Fidelity Advisor Stock Selector Mid Cap		Fidelity Advisor Value Strategies
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,042	$4,734	$(1,427)	$(939)	$640	$999
Capital gains distributions	42,000	53,822	7,241	339	47,470	122,471
Realized capital gain (loss) on sales of fund shares	37,060	56,291	2,555	11,497	27,797	65,617
Change in unrealized appreciation/depreciation on investments during the year	(57,196)	(71,411)	19,487	1,423	38,720	(123,138)
Net increase (decrease) in net assets from operations	23,906	43,436	27,856	12,320	114,627	65,949

From contract owner transactions:
Variable annuity deposits	45,119	92,866	2,336	1,760	30,790	33,426
Contract owner maintenance charges	(5,165)	(5,732)	(492)	(453)	(3,132)	(2,995)
Terminations and withdrawals	(147,110)	(187,469)	(2,653)	(47,757)	(84,152)	(136,652)
Transfers between subaccounts, net	(92,408)	(17,836)	(2,721)	24,225	(44,688)	(48,324)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(199,564)	(118,171)	(3,530)	(22,225)	(101,182)	(154,545)
Net increase (decrease) in net assets	(175,658)	(74,735)	24,326	(9,905)	13,445	(88,596)
Net assets at beginning of year	1,047,229	1,121,964	152,407	162,312	694,673	783,269
Net assets at end of year	$871,571	$1,047,229	$176,733	$152,407	$708,118	$694,673

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Goldman Sachs Emerging Markets Equity		Goldman Sachs Government Income		Guggenheim Alpha Opportunity
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(715)	$(883)	$10,866	$12,123	$(1,118)	$(1,175)
Capital gains distributions	-	-	-	-	6,800	42
Realized capital gain (loss) on sales of fund shares	21,429	530	(11,440)	(5,824)	17,395	7,016
Change in unrealized appreciation/depreciation on investments during the year	236,350	20,923	12,981	(3,887)	(16,161)	8,594
Net increase (decrease) in net assets from operations	257,064	20,570	12,407	2,412	6,916	14,477

From contract owner transactions:
Variable annuity deposits	37,413	78,108	95,629	130,080	104	8,483
Contract owner maintenance charges	(4,077)	(4,526)	(8,963)	(12,735)	(615)	(947)
Terminations and withdrawals	(59,429)	(75,749)	(99,601)	(234,425)	(38,261)	(12,867)
Transfers between subaccounts, net	167,285	(184)	(318,264)	(117,254)	(221)	(3,390)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	141,192	(2,351)	(331,199)	(234,334)	(38,993)	(8,721)
Net increase (decrease) in net assets	398,256	18,219	(318,792)	(231,922)	(32,077)	5,756
Net assets at beginning of year	555,854	537,635	1,805,409	2,037,331	134,953	129,197
Net assets at end of year	$954,110	$555,854	$1,486,617	$1,805,409	$102,876	$134,953

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim Floating Rate Strategies		Guggenheim High Yield		Guggenheim Large Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$54,104	$44,281	$67,247	$74,968	$(969)	$4,022
Capital gains distributions	-	-	-	-	33,255	20,016
Realized capital gain (loss) on sales of fund shares	(4,701)	(13,486)	(5,417)	(44,032)	36,313	(5,987)
Change in unrealized appreciation/depreciation on investments during the year	(1,903)	59,621	20,508	162,990	17,259	77,572
Net increase (decrease) in net assets from operations	47,500	90,416	82,338	193,926	85,858	95,623

From contract owner transactions:
Variable annuity deposits	110,639	97,955	83,846	89,085	20,699	17,955
Contract owner maintenance charges	(9,838)	(3,241)	(6,134)	(7,195)	(2,400)	(1,752)
Terminations and withdrawals	(250,905)	(120,199)	(111,045)	(264,590)	(69,355)	(52,291)
Transfers between subaccounts, net	712,393	(80,275)	73,735	(50,334)	(175,416)	134,193
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	562,289	(105,760)	40,402	(233,034)	(226,472)	98,105
Net increase (decrease) in net assets	609,789	(15,344)	122,740	(39,108)	(140,614)	193,728
Net assets at beginning of year	1,509,610	1,524,954	1,374,598	1,413,706	645,512	451,784
Net assets at end of year	$2,119,399	$1,509,610	$1,497,338	$1,374,598	$504,898	$645,512

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim Long Short Equity		Guggenheim Macro Opportunities		Guggenheim Managed Futures Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,826)	$(3,846)	$212	$308	$31	$28
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	12,704	11,685	-	(6)	(6)	2
Change in unrealized appreciation/depreciation on investments during the year	46,990	(12,430)	145	340	29	(146)
Net increase (decrease) in net assets from operations	55,868	(4,591)	357	642	54	(116)

From contract owner transactions:
Variable annuity deposits	12,741	13,128	647	-	20	26
Contract owner maintenance charges	(2,057)	(2,002)	(50)	(41)	(1)	(1)
Terminations and withdrawals	(22,834)	(63,593)	(5)	-	-	-
Transfers between subaccounts, net	(22,167)	(3,980)	3,336	-	49	156
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(34,317)	(56,447)	3,928	(41)	68	181
Net increase (decrease) in net assets	21,551	(61,038)	4,285	601	122	65
Net assets at beginning of year	416,452	477,490	7,606	7,005	716	651
Net assets at end of year	$438,003	$416,452	$11,891	$7,606	$838	$716

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim Mid Cap Value		Guggenheim Multi-Hedge Strategies		Guggenheim Small Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(19,874)	$7,152	$(44)	$(31)	$83	$(628)
Capital gains distributions	156,332	44,033	-	-	12,945	-
Realized capital gain (loss) on sales of fund shares	(26,782)	(86,956)	1	12	(30)	(22,674)
Change in unrealized appreciation/depreciation on investments during the year	148,225	503,174	172	(34)	(7,566)	67,044
Net increase (decrease) in net assets from operations	257,901	467,403	129	(53)	5,432	43,742

From contract owner transactions:
Variable annuity deposits	72,386	106,215	290	383	10,998	7,430
Contract owner maintenance charges	(8,679)	(7,585)	(8)	(7)	(967)	(1,014)
Terminations and withdrawals	(298,312)	(226,671)	-	-	(4,238)	(60,272)
Transfers between subaccounts, net	(55,399)	(37,563)	623	193	(6,218)	41,889
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(290,004)	(165,604)	905	569	(425)	(11,967)
Net increase (decrease) in net assets	(32,103)	301,799	1,034	516	5,007	31,775
Net assets at beginning of year	2,261,006	1,959,207	4,277	3,761	204,173	172,398
Net assets at end of year	$2,228,903	$2,261,006	$5,311	$4,277	$209,180	$204,173

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim StylePlus Large Core		Guggenheim StylePlus Mid Growth		Guggenheim Total Return Bond
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(27)	$312	$(2,624)	$(1,410)	$9,686	$8,442
Capital gains distributions	42,283	6,083	70,785	-	-	1,326
Realized capital gain (loss) on sales of fund shares	8,086	(1,551)	8,033	(14,484)	617	(304)
Change in unrealized appreciation/depreciation on investments during the year	4,623	20,335	56,065	53,965	12,348	2,849
Net increase (decrease) in net assets from operations	54,965	25,179	132,259	38,071	22,651	12,313

From contract owner transactions:
Variable annuity deposits	15,281	8,442	21,318	19,847	19,692	33,750
Contract owner maintenance charges	(1,022)	(1,075)	(2,351)	(2,293)	(1,882)	(1,378)
Terminations and withdrawals	(64,351)	(18,499)	(56,604)	(92,063)	(37,450)	(24,775)
Transfers between subaccounts, net	(43,390)	143,445	(33,975)	75,929	87,708	132,631
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(93,482)	132,313	(71,612)	1,420	68,068	140,228
Net increase (decrease) in net assets	(38,517)	157,492	60,647	39,491	90,719	152,541
Net assets at beginning of year	321,467	163,975	590,462	550,971	391,164	238,623
Net assets at end of year	$282,950	$321,467	$651,109	$590,462	$481,883	$391,164

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim US Investment Grade Bond		Guggenheim World Equity Income		Invesco American Franchise
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$25,692	$31,912	$29,947	$27,433	$(4,842)	$(4,462)
Capital gains distributions	-	-	-	-	29,711	18,549
Realized capital gain (loss) on sales of fund shares	3,950	(2,267)	38,888	1,135	10,985	14,777
Change in unrealized appreciation/depreciation on investments during the year	29,457	14,145	199,561	138,146	84,188	(24,683)
Net increase (decrease) in net assets from operations	59,099	43,790	268,396	166,714	120,042	4,181

From contract owner transactions:
Variable annuity deposits	41,657	64,128	96,803	84,132	13,579	19,038
Contract owner maintenance charges	(5,000)	(5,803)	(6,037)	(6,721)	(2,017)	(2,054)
Terminations and withdrawals	(118,183)	(218,241)	(163,792)	(212,594)	(32,427)	(25,395)
Transfers between subaccounts, net	(216,002)	219,238	(120,150)	184,910	33,475	(59,246)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(297,528)	59,322	(193,176)	49,727	12,610	(67,657)
Net increase (decrease) in net assets	(238,429)	103,112	75,220	216,441	132,652	(63,476)
Net assets at beginning of year	1,211,429	1,108,317	2,021,659	1,805,218	473,784	537,260
Net assets at end of year	$973,000	$1,211,429	$2,096,879	$2,021,659	$606,436	$473,784

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Comstock		Invesco Energy		Invesco Equity and Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$24,725	$44,452	$1,234	$462	$44,016	$33,165
Capital gains distributions	87,441	185,394	-	-	180,620	103,577
Realized capital gain (loss) on sales of fund shares	118,557	133,204	(1,728)	(17,309)	78,927	57,677
Change in unrealized appreciation/depreciation on investments during the year	380,372	209,620	(8,331)	33,515	71,022	284,044
Net increase (decrease) in net assets from operations	611,095	572,670	(8,825)	16,668	374,585	478,463

From contract owner transactions:
Variable annuity deposits	163,148	183,886	4,842	4,286	153,597	166,384
Contract owner maintenance charges	(9,787)	(10,726)	(589)	(486)	(16,053)	(23,591)
Terminations and withdrawals	(288,612)	(424,233)	(1,303)	(11,350)	(343,715)	(398,928)
Transfers between subaccounts, net	190,313	(303,304)	1,252	36,042	135,915	(210,650)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	55,062	(554,377)	4,202	28,492	(70,256)	(466,785)
Net increase (decrease) in net assets	666,157	18,293	(4,623)	45,160	304,329	11,678
Net assets at beginning of year	3,439,833	3,421,540	98,846	53,686	3,828,360	3,816,682
Net assets at end of year	$4,105,990	$3,439,833	$94,223	$98,846	$4,132,689	$3,828,360

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Gold & Precious Metals		Invesco Mid Cap Core Equity		Invesco Mid Cap Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$569	$5,161	$(4,693)	$(3,619)	$(2,151)	$(1,913)
Capital gains distributions	-	-	86,242	53,679	20,140	5,844
Realized capital gain (loss) on sales of fund shares	(2,298)	(5,032)	(541)	(6,242)	2,868	1,884
Change in unrealized appreciation/depreciation on investments during the year	4,036	18,436	1,093	15,293	24,611	(5,888)
Net increase (decrease) in net assets from operations	2,307	18,565	82,101	59,111	45,468	(73)

From contract owner transactions:
Variable annuity deposits	2,803	4,905	17,779	21,340	3,095	10,294
Contract owner maintenance charges	(319)	(158)	(2,018)	(2,318)	(972)	(723)
Terminations and withdrawals	(1,999)	(128)	(43,559)	(68,551)	(24,996)	(10,604)
Transfers between subaccounts, net	7,909	3,147	37,420	(10,624)	6,398	38
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	8,394	7,766	9,622	(60,153)	(16,475)	(995)
Net increase (decrease) in net assets	10,701	26,331	91,723	(1,042)	28,993	(1,068)
Net assets at beginning of year	66,377	40,046	586,101	587,143	223,522	224,590
Net assets at end of year	$77,078	$66,377	$677,824	$586,101	$252,515	$223,522

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Small Cap Growth(e)		Invesco Technology		Invesco V.I. Government Money Market(b)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,254)	$(4,084)	$(2,856)	$(2,589)	$(8,014)	$(5,103)
Capital gains distributions	42,178	38,232	13,225	18,508	-	-
Realized capital gain (loss) on sales of fund shares	11,368	12,334	11,485	3,702	-	-
Change in unrealized appreciation/depreciation on investments during the year	51,878	(5,346)	67,108	(25,844)	-	-
Net increase (decrease) in net assets from operations	101,170	41,136	88,962	(6,223)	(8,014)	(5,103)

From contract owner transactions:
Variable annuity deposits	661	720	12,561	10,695	111,378	50,953
Contract owner maintenance charges	(1,536)	(1,796)	(1,355)	(1,361)	(14,227)	(3,463)
Terminations and withdrawals	(39,523)	(39,839)	(43,496)	(27,775)	(416,089)	(63,378)
Transfers between subaccounts, net	(3,146)	(54,875)	(7,060)	1,396	(48,691)	1,640,385
Mortality adjustments	-	-	-	-	208	-
Net increase (decrease) in net assets from contract owner transactions	(43,544)	(95,790)	(39,350)	(17,045)	(367,421)	1,624,497
Net increase (decrease) in net assets	57,626	(54,654)	49,612	(23,268)	(375,435)	1,619,394
Net assets at beginning of year	440,192	494,846	284,766	308,034	1,619,394	-
Net assets at end of year	$497,818	$440,192	$334,378	$284,766	$1,243,959	$1,619,394

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco Value Opportunities		Ivy Asset Strategy		Janus Henderson Mid Cap Value(c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,209)	$(1,509)	$296	$(2,238)	$(1,991)	$(475)
Capital gains distributions	13,023	2,507	5,006	-	23,873	29,299
Realized capital gain (loss) on sales of fund shares	2,819	1,577	(5,663)	(20,890)	(4,226)	(5,431)
Change in unrealized appreciation/depreciation on investments during the year	23,032	31,563	42,075	5,294	13,660	16,391
Net increase (decrease) in net assets from operations	36,665	34,138	41,714	(17,834)	31,316	39,784

From contract owner transactions:
Variable annuity deposits	10,610	12,299	18,736	24,661	18,937	12,355
Contract owner maintenance charges	(786)	(826)	(745)	(709)	(1,481)	(1,365)
Terminations and withdrawals	(9,642)	(32,298)	(26,581)	(54,610)	(15,897)	(34,380)
Transfers between subaccounts, net	38,166	4,518	(5,199)	(4,946)	(133,941)	166,006
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	38,348	(16,307)	(13,789)	(35,604)	(132,382)	142,616
Net increase (decrease) in net assets	75,013	17,831	27,925	(53,438)	(101,066)	182,400
Net assets at beginning of year	231,933	214,102	240,174	293,612	340,189	157,789
Net assets at end of year	$306,946	$231,933	$268,099	$240,174	$239,123	$340,189

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Janus Henderson Overseas(c)		Janus Henderson U.S. Managed Volatility(a)(d)	Neuberger Berman Large Cap Value
	2017	2016	2017	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,261	$(433)	$5,220	$377	$3,013
Capital gains distributions	-	-	2,444	45,892	36,987
Realized capital gain (loss) on sales of fund shares	(15,462)	(82,811)	2,424	(5,374)	(27,658)
Change in unrealized appreciation/depreciation on investments during the year	258,975	5,686	7,123	33,504	125,123
Net increase (decrease) in net assets from operations	250,774	(77,558)	17,211	74,399	137,465

From contract owner transactions:
Variable annuity deposits	73,581	112,381	1,558	31,831	27,592
Contract owner maintenance charges	(3,393)	(3,079)	(252)	(840)	(1,024)
Terminations and withdrawals	(81,627)	(134,955)	(2,310)	(41,283)	(53,397)
Transfers between subaccounts, net	178,799	(25,513)	159,200	(17,058)	(31,744)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	167,360	(51,166)	158,196	(27,350)	(58,573)
Net increase (decrease) in net assets	418,134	(128,724)	175,407	47,049	78,892
Net assets at beginning of year	836,697	965,421	-	637,962	559,070
Net assets at end of year	$1,254,831	$836,697	$175,407	$685,011	$637,962

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Neuberger Berman Socially Responsive		Northern Global Tactical Asset Allocation		Northern Large Cap Core
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,132)	$384	$2,166	$3,275	$683	$975
Capital gains distributions	13,741	15,156	1,220	-	1,076	-
Realized capital gain (loss) on sales of fund shares	8,622	(72)	3,205	7,875	3,136	(661)
Change in unrealized appreciation/depreciation on investments during the year	19,236	5,872	10,994	1,888	12,027	9,523
Net increase (decrease) in net assets from operations	40,467	21,340	17,585	13,038	16,922	9,837

From contract owner transactions:
Variable annuity deposits	12,064	20,549	2,540	9,710	4,099	3,180
Contract owner maintenance charges	(1,438)	(1,499)	(869)	(1,050)	(318)	(349)
Terminations and withdrawals	(25,627)	(15,882)	(8,607)	(53,854)	(29,424)	(4,714)
Transfers between subaccounts, net	(81,649)	(48,664)	(8,754)	(25,769)	(758)	(15,321)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(96,650)	(45,496)	(15,690)	(70,963)	(26,401)	(17,204)
Net increase (decrease) in net assets	(56,183)	(24,156)	1,895	(57,925)	(9,479)	(7,367)
Net assets at beginning of year	241,623	265,779	140,481	198,406	104,679	112,046
Net assets at end of year	$185,440	$241,623	$142,376	$140,481	$95,200	$104,679

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Northern Large Cap Value		Oak Ridge Small Cap Growth		Oppenheimer Developing Markets
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,288	$836	$(330)	$(354)	$(1,659)	$(1,282)
Capital gains distributions	-	-	23,594	2,193	-	-
Realized capital gain (loss) on sales of fund shares	5,792	7,531	(103)	(13,023)	7,988	(4,945)
Change in unrealized appreciation/depreciation on investments during the year	8,568	13,769	(17,044)	9,147	74,283	16,185
Net increase (decrease) in net assets from operations	16,648	22,136	6,117	(2,037)	80,612	9,958

From contract owner transactions:
Variable annuity deposits	13,944	20,697	777	1,813	35,090	26,370
Contract owner maintenance charges	(465)	(947)	(97)	(111)	(2,063)	(1,109)
Terminations and withdrawals	(21,854)	(55,885)	-	(118)	(22,727)	(18,996)
Transfers between subaccounts, net	(2,208)	(4,767)	21,886	(40,292)	(25,354)	31,633
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(10,583)	(40,902)	22,566	(38,708)	(15,054)	37,898
Net increase (decrease) in net assets	6,065	(18,766)	28,683	(40,745)	65,558	47,856
Net assets at beginning of year	152,930	171,696	35,726	76,471	234,209	186,353
Net assets at end of year	$158,995	$152,930	$64,409	$35,726	$299,767	$234,209

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Oppenheimer Discovery		Oppenheimer Global		PIMCO All Asset
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(776)	$(371)	$(975)	$(906)	$11,099	$10,790
Capital gains distributions	12,415	2,641	22,939	-	-	-
Realized capital gain (loss) on sales of fund shares	1,950	(2,741)	10,247	(13,364)	(6,481)	(14,090)
Change in unrealized appreciation/depreciation on investments during the year	7,367	(162)	75,298	8,038	41,774	66,644
Net increase (decrease) in net assets from operations	20,956	(633)	107,509	(6,232)	46,392	63,344

From contract owner transactions:
Variable annuity deposits	4,700	4,733	36,961	32,556	16,578	21,995
Contract owner maintenance charges	(683)	(341)	(1,881)	(1,489)	(1,818)	(3,718)
Terminations and withdrawals	(10,504)	(4,113)	(12,881)	(44,604)	(69,836)	(99,559)
Transfers between subaccounts, net	80,245	20,493	110,464	(95,343)	(150,893)	(16,490)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	73,758	20,772	132,663	(108,880)	(205,969)	(97,772)
Net increase (decrease) in net assets	94,714	20,139	240,172	(115,112)	(159,577)	(34,428)
Net assets at beginning of year	60,058	39,919	257,012	372,124	538,739	573,167
Net assets at end of year	$154,772	$60,058	$497,184	$257,012	$379,162	$538,739

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO CommodityRealReturn Strategy		PIMCO Emerging Markets Bond		PIMCO Foreign Bond (U.S. Dollar- Hedged)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,471	$(391)	$509	$365	$(752)	$(2,005)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(10,351)	(13,742)	(127)	(293)	(614)	(13,355)
Change in unrealized appreciation/depreciation on investments during the year	4,012	29,530	607	959	26,673	86,918
Net increase (decrease) in net assets from operations	132	15,397	989	1,031	25,307	71,558

From contract owner transactions:
Variable annuity deposits	8,257	11,814	6,397	1,502	64,401	85,603
Contract owner maintenance charges	(611)	(831)	(154)	(184)	(4,856)	(5,513)
Terminations and withdrawals	(6,733)	(14,954)	(3,246)	(2,347)	(91,413)	(144,120)
Transfers between subaccounts, net	(24,932)	(31,091)	2,822	728	102,938	(76,960)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(24,019)	(35,062)	5,819	(301)	71,070	(140,990)
Net increase (decrease) in net assets	(23,887)	(19,665)	6,808	730	96,377	(69,432)
Net assets at beginning of year	110,052	129,717	8,381	7,651	1,320,129	1,389,561
Net assets at end of year	$86,165	$110,052	$15,189	$8,381	$1,416,506	$1,320,129

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO Low Duration		PIMCO Real Return		PIMCO StocksPLUS Small Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$253	$498	$12,183	$(6,309)	$36,171	$35,012
Capital gains distributions	-	-	-	-	30,155	-
Realized capital gain (loss) on sales of fund shares	(1,139)	(354)	(8,776)	(11,121)	71,604	(923)
Change in unrealized appreciation/depreciation on investments during the year	1,238	242	23,971	65,594	48,547	223,261
Net increase (decrease) in net assets from operations	352	386	27,378	48,164	186,477	257,350

From contract owner transactions:
Variable annuity deposits	3,302	6,083	53,141	62,889	79,593	55,918
Contract owner maintenance charges	(391)	(421)	(4,955)	(5,496)	(3,967)	(4,272)
Terminations and withdrawals	(46,860)	(1,446)	(148,349)	(182,483)	(87,856)	(108,276)
Transfers between subaccounts, net	(18,103)	24,554	(78,782)	(58,799)	(50,719)	712,055
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(62,052)	28,770	(178,945)	(183,889)	(62,949)	655,425
Net increase (decrease) in net assets	(61,700)	29,156	(151,567)	(135,725)	123,528	912,775
Net assets at beginning of year	103,863	74,707	1,245,640	1,381,365	1,391,679	478,904
Net assets at end of year	$42,163	$103,863	$1,094,073	$1,245,640	$1,515,207	$1,391,679

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO Total Return		Pioneer Strategic Income		Prudential Jennison 20/20 Focus
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$26,953	$34,793	$2,536	$2,583	$(16,077)	$(14,015)
Capital gains distributions	-	-	-	-	337,550	138,886
Realized capital gain (loss) on sales of fund shares	(13,591)	(24,623)	945	6	1,451	(25,658)
Change in unrealized appreciation/depreciation on investments during the year	70,408	13,760	1,016	4,624	78,971	(70,968)
Net increase (decrease) in net assets from operations	83,770	23,930	4,497	7,213	401,895	28,245

From contract owner transactions:
Variable annuity deposits	138,261	147,510	10,338	7,794	77,267	114,654
Contract owner maintenance charges	(7,143)	(12,078)	(530)	(700)	(4,226)	(4,418)
Terminations and withdrawals	(200,227)	(354,500)	(34,739)	(13,440)	(100,928)	(137,707)
Transfers between subaccounts, net	26,253	262,545	17,562	14,680	(19,526)	(98,316)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(42,856)	43,477	(7,369)	8,334	(47,413)	(125,787)
Net increase (decrease) in net assets	40,914	67,407	(2,872)	15,547	354,482	(97,542)
Net assets at beginning of year	2,383,562	2,316,155	101,970	86,423	1,591,310	1,688,852
Net assets at end of year	$2,424,476	$2,383,562	$99,098	$101,970	$1,945,792	$1,591,310

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Prudential Jennison Mid Cap Growth		Prudential Jennison Natural Resources		Prudential Jennison Small Company
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(911)	$(958)	$(124)	$60	$(1,486)	$(446)
Capital gains distributions	13,997	4,781	-	-	13,976	7,583
Realized capital gain (loss) on sales of fund shares	765	(4,537)	(322)	(518)	418	(2,440)
Change in unrealized appreciation/depreciation on investments during the year	5,115	4,535	1,268	2,161	16,728	14,182
Net increase (decrease) in net assets from operations	18,966	3,821	822	1,703	29,636	18,879

From contract owner transactions:
Variable annuity deposits	17,606	20,641	3,786	9,308	9,236	8,715
Contract owner maintenance charges	(772)	(583)	(201)	(194)	(513)	(629)
Terminations and withdrawals	(5,905)	(5,298)	(1,806)	(2,729)	(3,342)	(13,701)
Transfers between subaccounts, net	(2,792)	(64,464)	4,298	(78)	(17,799)	(7,491)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	8,137	(49,704)	6,077	6,307	(12,418)	(13,106)
Net increase (decrease) in net assets	27,103	(45,883)	6,899	8,010	17,218	5,773
Net assets at beginning of year	85,307	131,190	12,029	4,019	166,915	161,142
Net assets at end of year	$112,410	$85,307	$18,928	$12,029	$184,133	$166,915

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Prudential QMA Small-Cap Value(e)		Royce Opportunity		Royce Small-Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$860	$(1,002)	$(4,517)	$(3,941)	$(3,206)	$(1,335)
Capital gains distributions	23,140	622	70,680	35,645	17,934	25,695
Realized capital gain (loss) on sales of fund shares	(1,550)	(236,267)	5,538	(5,380)	(6,597)	(17,947)
Change in unrealized appreciation/depreciation on investments during the year	(11,268)	353,142	21,566	90,349	12,413	82,840
Net increase (decrease) in net assets from operations	11,182	116,495	93,267	116,673	20,544	89,253

From contract owner transactions:
Variable annuity deposits	1,370	28,186	28,742	30,088	29,485	66,143
Contract owner maintenance charges	(1,227)	(1,999)	(1,763)	(1,392)	(1,472)	(2,083)
Terminations and withdrawals	(61,594)	(31,173)	(46,179)	(29,770)	(26,282)	(39,020)
Transfers between subaccounts, net	(215)	(803,179)	(48,968)	(4,648)	(17,133)	(45,229)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(61,666)	(808,165)	(68,168)	(5,722)	(15,402)	(20,189)
Net increase (decrease) in net assets	(50,484)	(691,670)	25,099	110,951	5,142	69,064
Net assets at beginning of year	256,061	947,731	517,694	406,743	535,950	466,886
Net assets at end of year	$205,577	$256,061	$542,793	$517,694	$541,092	$535,950

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	T. Rowe Price Capital Appreciation		T. Rowe Price Growth Stock		T. Rowe Price Retirement 2010
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$182	$4,885	$(16,957)	$(13,614)	$5	$18
Capital gains distributions	93,535	36,097	251,269	33,112	53	68
Realized capital gain (loss) on sales of fund shares	64,419	48,078	54,716	42,731	63	(262)
Change in unrealized appreciation/depreciation on investments during the year	73,946	42,570	214,168	(64,087)	28	(31)
Net increase (decrease) in net assets from operations	232,082	131,630	503,196	(1,858)	149	(207)

From contract owner transactions:
Variable annuity deposits	73,251	88,455	111,481	144,315	-	-
Contract owner maintenance charges	(4,807)	(7,251)	(7,533)	(6,971)	(41)	(92)
Terminations and withdrawals	(127,268)	(348,897)	(99,100)	(110,577)	(1,915)	(7,280)
Transfers between subaccounts, net	(185,170)	11,786	54,220	(85,022)	-	1,254
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(243,994)	(255,907)	59,068	(58,255)	(1,956)	(6,118)
Net increase (decrease) in net assets	(11,912)	(124,277)	562,264	(60,113)	(1,807)	(6,325)
Net assets at beginning of year	1,896,470	2,020,747	1,549,022	1,609,135	3,214	9,539
Net assets at end of year	$1,884,558	$1,896,470	$2,111,286	$1,549,022	$1,407	$3,214

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	T. Rowe Price Retirement 2015		T. Rowe Price Retirement 2020		T. Rowe Price Retirement 2025
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$117	$116	$733	$785	$559	$12
Capital gains distributions	1,112	396	4,563	2,240	2,211	1,065
Realized capital gain (loss) on sales of fund shares	289	(861)	116	(7)	131	1,836
Change in unrealized appreciation/depreciation on investments during the year	907	712	13,612	1,576	8,603	2,253
Net increase (decrease) in net assets from operations	2,425	363	19,024	4,594	11,504	5,166

From contract owner transactions:
Variable annuity deposits	-	-	10,289	9,497	4,515	7,400
Contract owner maintenance charges	(123)	(251)	(534)	(405)	(528)	(401)
Terminations and withdrawals	(4,924)	(17,715)	-	-	(357)	(37,482)
Transfers between subaccounts, net	-	-	-	68,898	40,552	-
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(5,047)	(17,966)	9,755	77,990	44,182	(30,483)
Net increase (decrease) in net assets	(2,622)	(17,603)	28,779	82,584	55,686	(25,317)
Net assets at beginning of year	24,893	42,496	129,296	46,712	54,303	79,620
Net assets at end of year	$22,271	$24,893	$158,075	$129,296	$109,989	$54,303

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	T. Rowe Price Retirement 2030		T. Rowe Price Retirement 2035		T. Rowe Price Retirement 2040
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$157	$49	$52	$9	$(15)	$135
Capital gains distributions	862	582	541	459	1,043	1,045
Realized capital gain (loss) on sales of fund shares	119	(8)	30	(55)	34	(8)
Change in unrealized appreciation/depreciation on investments during the year	3,092	680	2,845	600	5,745	(146)
Net increase (decrease) in net assets from operations	4,230	1,303	3,468	1,013	6,807	1,026

From contract owner transactions:
Variable annuity deposits	13,091	-	4,091	10,380	-	18,776
Contract owner maintenance charges	(112)	(108)	(159)	(380)	(133)	(85)
Terminations and withdrawals	(365)	-	-	(13,794)	-	-
Transfers between subaccounts, net	(664)	-	-	-	77,431	1,620
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	11,950	(108)	3,932	(3,794)	77,298	20,311
Net increase (decrease) in net assets	16,180	1,195	7,400	(2,781)	84,105	21,337
Net assets at beginning of year	22,346	21,151	16,349	19,130	33,515	12,178
Net assets at end of year	$38,526	$22,346	$23,749	$16,349	$117,620	$33,515

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055		T. Rowe Price Retirement Balanced
	2017	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$(4)	$8	$346	$311
Capital gains distributions	-	711	726	9,345	3,095
Realized capital gain (loss) on sales of fund shares	-	23	(22)	16,298	(843)
Change in unrealized appreciation/depreciation on investments during the year	-	5,143	949	7,842	9,413
Net increase (decrease) in net assets from operations	-	5,873	1,661	33,831	11,976

From contract owner transactions:
Variable annuity deposits	150	-	-	1,176	109,127
Contract owner maintenance charges	-	(86)	(76)	(2,137)	(521)
Terminations and withdrawals	-	-	-	(47,784)	(1,024)
Transfers between subaccounts, net	-	-	-	115,065	(12,814)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	150	(86)	(76)	66,320	94,768
Net increase (decrease) in net assets	150	5,787	1,585	100,151	106,744
Net assets at beginning of year	-	28,384	26,799	171,815	65,071
Net assets at end of year	$150	$34,171	$28,384	$271,966	$171,815

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Victory RS Partners(e)		Victory RS Science and Technology		Victory RS Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,364)	$(6,247)	$(1,564)	$(1,157)	$(9,131)	$(5,276)
Capital gains distributions	116,419	33,865	38,803	15,337	268,290	122,430
Realized capital gain (loss) on sales of fund shares	6,004	(16,596)	5,205	(8,562)	8,743	10,737
Change in unrealized appreciation/depreciation on investments during the year	(42,282)	127,104	15,611	6,022	(79,335)	(29,698)
Net increase (decrease) in net assets from operations	74,777	138,126	58,055	11,640	188,567	98,193

From contract owner transactions:
Variable annuity deposits	723	101	6,623	6,146	55,401	57,546
Contract owner maintenance charges	(1,784)	(2,182)	(584)	(596)	(5,192)	(4,995)
Terminations and withdrawals	(49,443)	(157,204)	(28,085)	(29,196)	(57,129)	(96,946)
Transfers between subaccounts, net	(55,950)	(102,800)	94,944	1,721	9,952	(139,951)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(106,454)	(262,085)	72,898	(21,925)	3,032	(184,346)
Net increase (decrease) in net assets	(31,677)	(123,959)	130,953	(10,285)	191,599	(86,153)
Net assets at beginning of year	635,858	759,817	132,982	143,267	1,146,905	1,233,058
Net assets at end of year	$604,181	$635,858	$263,935	$132,982	$1,338,504	$1,146,905

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Virtus Ceredex Mid Cap Value Equity(c)		Wells Fargo Growth(e)		Wells Fargo Large Cap Core
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$20	$233	$(2,806)	$(2,888)	$(405)	$(529)
Capital gains distributions	49,265	5,446	82,424	53,889	4,473	-
Realized capital gain (loss) on sales of fund shares	1,096	(1,593)	4,802	6,725	10,207	15,186
Change in unrealized appreciation/depreciation on investments during the year	(30,084)	19,861	4,512	(65,205)	55,808	6,017
Net increase (decrease) in net assets from operations	20,297	23,947	88,932	(7,479)	70,083	20,674

From contract owner transactions:
Variable annuity deposits	30,575	25,125	5,015	4,374	21,905	25,862
Contract owner maintenance charges	(1,201)	(814)	(1,817)	(1,729)	(1,164)	(1,636)
Terminations and withdrawals	(8,679)	(10,332)	(33,916)	(44,677)	(7,204)	(73,644)
Transfers between subaccounts, net	116,976	9,217	(8,257)	(33,897)	228,927	12,366
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	137,671	23,196	(38,975)	(75,929)	242,464	(37,052)
Net increase (decrease) in net assets	157,968	47,143	49,957	(83,408)	312,547	(16,378)
Net assets at beginning of year	157,995	110,852	281,369	364,777	293,957	310,335
Net assets at end of year	$315,963	$157,995	$331,326	$281,369	$606,504	$293,957

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Wells Fargo Opportunity		Wells Fargo Small Cap Value
	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,253)	$(1,852)	$(7,078)	$(5,929)
Capital gains distributions	58,836	21,643	232,067	82,772
Realized capital gain (loss) on sales of fund shares	11,682	382	(19,094)	(27,382)
Change in unrealized appreciation/depreciation on investments during the year	11,358	15,439	(109,608)	132,897
Net increase (decrease) in net assets from operations	79,623	35,612	96,287	182,358

From contract owner transactions:
Variable annuity deposits	18,408	12,994	34,402	33,678
Contract owner maintenance charges	(1,048)	(509)	(3,361)	(2,632)
Terminations and withdrawals	(30,878)	(6,502)	(94,662)	(42,201)
Transfers between subaccounts, net	64,812	9,887	70,345	(21,346)
Mortality adjustments	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	51,294	15,870	6,724	(32,501)
Net increase (decrease) in net assets	130,917	51,482	103,011	149,857
Net assets at beginning of year	369,225	317,743	747,198	597,341
Net assets at end of year	$500,142	$369,225	$850,209	$747,198

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements

December 31, 2017

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Century Diversified Bond	A	American Century Investment Management, Inc.	-
American Century Equity Income	A	American Century Investment Management, Inc.	-
American Century Heritage	A	American Century Investment Management, Inc.	-
American Century International Bond	A	American Century Investment Management, Inc.	-
American Century International Growth	A	American Century Investment Management, Inc.	-
American Century Select	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc.	-
American Century Ultra	A	American Century Investment Management, Inc.	-
AMG Managers Fairpointe Mid Cap	N	AMG Funds LLC	Fairpointe Capital LLC
Baron Asset	Retail	BAMCO, Inc.	-
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	-
BlackRock Equity Dividend	A	BlackRock Advisors LLC	-
BlackRock Global Allocation	A	BlackRock Advisors LLC	-
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Limited
Calamos Growth and Income	A	Calamos Advisors LLC	-
Calamos High Income Opportunities	A	Calamos Advisors LLC	-
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus Appreciation	-	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus Opportunistic Midcap Value	A	The Dreyfus Corporation	-
Dreyfus Strategic Value	A	The Dreyfus Corporation	-
Federated Bond	A	Federated Investment Management Company	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity Advisor Dividend Growth	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor International Capital Appreciation	Class M	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity Advisor Leveraged Company Stock	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor New Insights	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Real Estate	Class M	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Stock Selector Mid Cap	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity Advisor Value Strategies	Class M	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	-
Guggenheim Alpha Opportunity	A	Guggenheim Investments	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim Floating Rate Strategies	A	Guggenheim Investments	-
Guggenheim High Yield	A	Guggenheim Investments	-
Guggenheim Large Cap Value	A	Guggenheim Investments	-
Guggenheim Long Short Equity	P	Guggenheim Investments	-
Guggenheim Macro Opportunities	A	Guggenheim Investments	-
Guggenheim Managed Futures Strategy	P	Guggenheim Investments	-
Guggenheim Mid Cap Value	A	Guggenheim Investments	-
Guggenheim Multi-Hedge Strategies	P	Guggenheim Investments	-
Guggenheim Small Cap Value	A	Guggenheim Investments	-
Guggenheim StylePlus Large Core	A	Guggenheim Investments	-
Guggenheim StylePlus Mid Growth	A	Guggenheim Investments	-
Guggenheim Total Return Bond	A	Guggenheim Investments	-
Guggenheim US Investment Grade Bond	A	Guggenheim Investments	-
Guggenheim World Equity Income	A	Guggenheim Investments	-
Invesco American Franchise	A	Invesco Advisers, Inc.	-
Invesco Comstock	A	Invesco Advisers, Inc.	-
Invesco Energy	A	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Equity and Income	A	Invesco Advisers, Inc.	-
Invesco Gold & Precious Metals	A	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Mid Cap Core Equity	A	Invesco Advisers, Inc.	-
Invesco Mid Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Small Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Technology	A	Invesco Advisers, Inc.	-
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc.	-
Invesco Value Opportunities	A	Invesco Advisers, Inc.	-
Ivy Asset Strategy	A	Ivy Investment Management Co	-
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson Overseas	S	Janus Capital Management LLC	-
Janus Henderson U.S. Managed Volatility	S	Janus Capital Management LLC	INTECH Investment Management LLC
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Socially Responsive	Trust	Neuberger Berman Investment Advisers LLC	-
Northern Global Tactical Asset Allocation	A	Northern Trust Investments, Inc.	-
Northern Large Cap Core	-	Northern Trust Investments, Inc.	-
Northern Large Cap Value	-	Northern Trust Investments, Inc.	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Oak Ridge Small Cap Growth	A	Oak Ridge Investments, LLC	-
Oppenheimer Developing Markets	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Discovery	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global	A	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO All Asset	R	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company LLC	-
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company LLC	-
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company LLC	-
PIMCO Low Duration	R	Pacific Investment Management Company LLC	-
PIMCO Real Return	R	Pacific Investment Management Company LLC	-
PIMCO StocksPLUS Small Fund	A	Pacific Investment Management Company LLC	-
PIMCO Total Return	R	Pacific Investment Management Company LLC	-
Pioneer Strategic Income	A	Amundi Pioneer Asset Management, Inc.	-
Prudential Jennison 20/20 Focus	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Mid Cap Growth	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Natural Resources	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Small Company	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Small-Cap Value	A	Prudential Investments LLC	Quantitative Management Associates LLC
Royce Opportunity	Service	Royce & Associates, LP	-
Royce Small-Cap Value	Service	Royce & Associates, LP	-
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc.	-
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc.	-
Victory RS Partners	A	Victory Capital Management Inc.	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Victory RS Science and Technology	A	Victory Capital Management Inc.	-
Victory RS Value	A	Victory Capital Management Inc.	-
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Wells Fargo Growth	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Large Cap Core	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
One-hundred-eight subaccounts are currently offered by the Account, the following had no activity as indicated:

Subaccount	2017	2016

T. Rowe Price Retirement 2045	X	X
T. Rowe Price Retirement 2050		X
All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

June 23, 2017	Janus Henderson U.S. Managed Volatility
April 29, 2016	Invesco V.I. Government Money Market

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

February 15, 2017	BlackRock Advantage Small Cap Growth	BlackRock Small Cap Growth Equity
June 5, 2017	Janus Henderson Mid Cap Value	Perkins Mid Cap Value
June 5, 2017	Janus Henderson Overseas	Janus Overseas
June 12, 2017	BlackRock International Dividend	BlackRock International Opportunities
July 14, 2017	Virtus Ceredex Mid Cap Value Equity	RidgeWorth Ceredex Mid Cap Value Equity
July 28, 2017	Calamos High Income Opportunities	Calamos High Income
During the current year the following subaccount was liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

June 23, 2017	INTECH U.S. Core	Janus Henderson U.S. Managed Volatility	$ 189,055

The following subaccounts are closed to new investments:

Subaccount

Fidelity Advisor International Capital Appreciation
Invesco Small Cap Growth
Prudential QMA Small-Cap Value
Victory RS Partners
Wells Fargo Growth

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2017, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales

American Century Diversified Bond	$207,139	$245,912
American Century Equity Income	1,019,071	606,627
American Century Heritage	71,740	177,404
American Century International Bond	253	265
American Century International Growth	149,568	219,893
American Century Select	79,712	53,830
American Century Strategic Allocation: Aggressive	98,090	19,448
American Century Strategic Allocation: Conservative	25,598	72,180
American Century Strategic Allocation: Moderate	624,345	512,861
American Century Ultra	97,877	77,173
AMG Managers Fairpointe Mid Cap	385,925	332,648
Baron Asset	332,937	92,901
BlackRock Advantage Small Cap Growth(c)	56,524	17,682
BlackRock Equity Dividend	218,751	583,969
BlackRock Global Allocation	157,881	27,572
BlackRock International Dividend(c)	179,924	182,888
Calamos Growth and Income	95,682	43,976
Calamos High Income Opportunities(c)	74,686	25,078
ClearBridge Small Cap Growth	617	4,931
Dreyfus Appreciation	124,161	129,544
Dreyfus Opportunistic Midcap Value	195,368	115,427
Dreyfus Strategic Value	239,528	186,916
Federated Bond	377,704	504,787
Fidelity Advisor Dividend Growth	118,127	93,528
Fidelity Advisor International Capital Appreciation(e)	1,299	4,956
Fidelity Advisor Leveraged Company Stock	15,910	8,164
Fidelity Advisor New Insights	648,565	574,670
Fidelity Advisor Real Estate	104,551	260,099
Fidelity Advisor Stock Selector Mid Cap	9,508	7,228
Fidelity Advisor Value Strategies	87,054	140,143
Goldman Sachs Emerging Markets Equity	286,099	145,636
Goldman Sachs Government Income	110,111	430,489
Guggenheim Alpha Opportunity	6,942	40,256

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim Floating Rate Strategies	$1,016,165	$399,809
Guggenheim High Yield	279,613	171,998
Guggenheim Large Cap Value	181,325	375,527
Guggenheim Long Short Equity	14,247	52,400
Guggenheim Macro Opportunities	4,274	134
Guggenheim Managed Futures Strategy	166	67
Guggenheim Mid Cap Value	280,208	433,810
Guggenheim Multi-Hedge Strategies	909	48
Guggenheim Small Cap Value	55,208	42,610
Guggenheim StylePlus Large Core	64,423	115,657
Guggenheim StylePlus Mid Growth	130,620	134,086
Guggenheim Total Return Bond	134,656	56,912
Guggenheim US Investment Grade Bond	188,836	460,702
Guggenheim World Equity Income	337,721	501,000
Invesco American Franchise	81,122	43,655
Invesco Comstock	780,478	613,335
Invesco Energy	11,551	6,117
Invesco Equity and Income	619,230	464,945
Invesco Gold & Precious Metals	14,258	5,297
Invesco Mid Cap Core Equity	154,694	63,538
Invesco Mid Cap Growth	29,130	27,622
Invesco Small Cap Growth(e)	42,658	48,289
Invesco Technology	26,218	55,206
Invesco V.I. Government Money Market	159,526	535,001
Invesco Value Opportunities	63,606	14,450
Ivy Asset Strategy	26,662	35,155
Janus Henderson Mid Cap Value(c)	83,877	194,385
Janus Henderson Overseas(c)	285,025	110,425
Janus Henderson U.S. Managed Volatility(a)(d)	200,192	34,332
Neuberger Berman Large Cap Value	81,132	62,229
Neuberger Berman Socially Responsive	30,946	114,993
Northern Global Tactical Asset Allocation	7,245	19,552
Northern Large Cap Core	6,613	31,258
Northern Large Cap Value	18,190	26,489
Oak Ridge Small Cap Growth	50,517	4,688
Oppenheimer Developing Markets	59,176	75,895
Oppenheimer Discovery	109,336	23,940
Oppenheimer Global	223,422	68,801
PIMCO All Asset	74,607	269,490
PIMCO CommodityRealReturn Strategy	26,382	43,933
PIMCO Emerging Markets Bond	9,856	3,528
PIMCO Foreign Bond (U.S. Dollar-Hedged)	254,430	184,145

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

PIMCO Low Duration	$19,287	$81,089
PIMCO Real Return	117,291	284,084
PIMCO StocksPLUS Small Fund	585,450	582,108
PIMCO Total Return	271,976	287,938
Pioneer Strategic Income	46,287	51,123
Prudential Jennison 20/20 Focus	400,547	126,527
Prudential Jennison Mid Cap Growth	37,620	16,399
Prudential Jennison Natural Resources	8,321	2,368
Prudential Jennison Small Company	22,892	22,824
Prudential QMA Small-Cap Value(e)	27,377	65,049
Royce Opportunity	106,367	108,385
Royce Small-Cap Value	49,468	50,155
T. Rowe Price Capital Appreciation	321,337	471,661
T. Rowe Price Growth Stock	489,197	195,856
T. Rowe Price Retirement 2010	73	1,971
T. Rowe Price Retirement 2015	1,422	5,241
T. Rowe Price Retirement 2020	16,691	1,643
T. Rowe Price Retirement 2025	48,424	1,473
T. Rowe Price Retirement 2030	14,341	1,373
T. Rowe Price Retirement 2035	4,795	270
T. Rowe Price Retirement 2040	78,805	480
T. Rowe Price Retirement 2050	150	-
T. Rowe Price Retirement 2055	991	371
T. Rowe Price Retirement Balanced	284,549	208,542
Victory RS Partners(e)	116,840	112,255
Victory RS Science and Technology	142,986	32,852
Victory RS Value	348,042	85,879
Virtus Ceredex Mid Cap Value Equity(c)	205,826	18,874
Wells Fargo Growth(e)	86,207	45,571
Wells Fargo Large Cap Core	290,401	43,876
Wells Fargo Opportunity	210,028	102,160
Wells Fargo Small Cap Value	346,790	115,096

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.
Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Annuity Assets

As of December 31, 2017, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2017.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2017 and 2016, were as follows:
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century Diversified Bond	25,126	(28,397)	(3,271)	28,743	(33,824)	(5,081)
American Century Equity Income	45,606	(33,338)	12,268	58,821	(64,525)	(5,704)
American Century Heritage	2,289	(9,974)	(7,685)	8,294	(21,887)	(13,593)
American Century International Bond	49	(31)	18	317	(653)	(336)
American Century International Growth	16,045	(23,755)	(7,710)	87,287	(111,100)	(23,813)
American Century Select	5,434	(4,278)	1,156	11,949	(8,639)	3,310
American Century Strategic Allocation: Aggressive	4,949	(1,403)	3,546	9,520	(11,749)	(2,229)
American Century Strategic Allocation: Conservative	1,607	(6,525)	(4,918)	10,418	(10,134)	284
American Century Strategic Allocation: Moderate	28,938	(43,150)	(14,212)	37,607	(30,181)	7,426
American Century Ultra	4,891	(4,568)	323	8,752	(11,236)	(2,484)
AMG Managers Fairpointe Mid Cap	20,641	(18,124)	2,517	11,536	(9,432)	2,104
Baron Asset	20,666	(6,380)	14,286	4,850	(10,844)	(5,994)
BlackRock Advantage Small Cap Growth(c)	3,212	(1,233)	1,979	5,727	(2,876)	2,851
BlackRock Equity Dividend	12,192	(43,988)	(31,796)	58,833	(55,386)	3,447
BlackRock Global Allocation	13,969	(2,473)	11,496	3,099	(691)	2,408
BlackRock International Dividend(c)	14,785	(18,917)	(4,132)	65,844	(66,663)	(819)
Calamos Growth and Income	6,287	(3,653)	2,634	8,578	(10,380)	(1,802)
Calamos High Income Opportunities(c)	6,500	(2,261)	4,239	19,695	(24,935)	(5,240)
ClearBridge Small Cap Growth	43	(325)	(282)	1,624	(2,377)	(753)
Dreyfus Appreciation	4,270	(11,011)	(6,741)	9,564	(25,373)	(15,809)
Dreyfus Opportunistic Midcap Value	7,087	(6,238)	849	22,199	(36,726)	(14,527)
Dreyfus Strategic Value	9,517	(10,883)	(1,366)	11,373	(16,661)	(5,288)
Federated Bond	34,065	(45,121)	(11,056)	118,694	(107,409)	11,285
Fidelity Advisor Dividend Growth	5,387	(8,006)	(2,619)	13,374	(26,183)	(12,809)

(c) Name change. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity Advisor International Capital Appreciation(e)	220	(384)	(164)	311	(4,582)	(4,271)
Fidelity Advisor Leveraged Company Stock	280	(538)	(258)	812	(6,262)	(5,450)
Fidelity Advisor New Insights	38,198	(39,480)	(1,282)	61,845	(49,015)	12,830
Fidelity Advisor Real Estate	4,246	(11,720)	(7,474)	12,313	(16,078)	(3,765)
Fidelity Advisor Stock Selector Mid Cap	512	(420)	92	2,427	(3,857)	(1,430)
Fidelity Advisor Value Strategies	3,708	(8,651)	(4,943)	12,312	(21,640)	(9,328)
Goldman Sachs Emerging Markets Equity	32,213	(16,687)	15,526	39,977	(38,134)	1,843
Goldman Sachs Government Income	16,871	(47,978)	(31,107)	41,871	(60,652)	(18,781)
Guggenheim Alpha Opportunity	188	(1,916)	(1,728)	1,041	(1,297)	(256)
Guggenheim Floating Rate Strategies	97,675	(38,256)	59,419	75,705	(82,006)	(6,301)
Guggenheim High Yield	15,948	(10,752)	5,196	26,903	(40,118)	(13,215)
Guggenheim Large Cap Value	13,563	(28,941)	(15,378)	18,216	(8,609)	9,607
Guggenheim Long Short Equity	2,445	(4,118)	(1,673)	3,630	(7,379)	(3,749)
Guggenheim Macro Opportunities	396	(5)	391	26	(9)	17
Guggenheim Managed Futures Strategy	20	(8)	12	40	(15)	25
Guggenheim Mid Cap Value	8,434	(17,273)	(8,839)	11,075	(16,341)	(5,266)
Guggenheim Multi-Hedge Strategies	119	(2)	117	159	(84)	75
Guggenheim Small Cap Value	3,588	(3,154)	434	25,201	(25,573)	(372)
Guggenheim StylePlus Large Core	3,695	(12,398)	(8,703)	49,013	(33,490)	15,523
Guggenheim StylePlus Mid Growth	7,184	(11,227)	(4,043)	20,149	(18,608)	1,541
Guggenheim Total Return Bond	12,840	(5,196)	7,644	26,836	(12,784)	14,052
Guggenheim US Investment Grade Bond	20,709	(47,037)	(26,328)	92,025	(82,702)	9,323
Guggenheim World Equity Income	34,319	(45,912)	(11,593)	119,745	(108,584)	11,161
Invesco American Franchise	6,730	(4,216)	2,514	4,975	(10,978)	(6,003)
Invesco Comstock	59,191	(45,383)	13,808	161,472	(194,043)	(32,571)
Invesco Energy	2,113	(978)	1,135	9,433	(4,525)	4,908
Invesco Equity and Income	33,882	(30,751)	3,131	39,308	(65,145)	(25,837)

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco Gold & Precious Metals	3,108	(1,001)	2,107	3,615	(2,226)	1,389
Invesco Mid Cap Core Equity	6,049	(4,163)	1,886	12,641	(15,925)	(3,284)
Invesco Mid Cap Growth	1,538	(2,403)	(865)	5,158	(4,508)	650
Invesco Small Cap Growth(e)	893	(2,594)	(1,701)	1,139	(7,034)	(5,895)
Invesco Technology	3,319	(7,746)	(4,427)	4,172	(5,521)	(1,349)
Invesco V.I. Government Money Market(b)	22,049	(55,576)	(33,527)	179,435	(14,950)	164,485
Invesco Value Opportunities	5,680	(1,370)	4,310	3,185	(4,356)	(1,171)
Ivy Asset Strategy	3,031	(3,561)	(530)	5,942	(8,990)	(3,048)
Janus Henderson Mid Cap Value(c)	5,529	(14,822)	(9,293)	46,654	(34,381)	12,273
Janus Henderson Overseas(c)	45,911	(17,034)	28,877	39,859	(44,406)	(4,547)
Janus Henderson U.S. Managed Volatility(a)(d)	19,511	(3,189)	16,322	-	-	-
Neuberger Berman Large Cap Value	4,809	(5,540)	(731)	10,231	(14,878)	(4,647)
Neuberger Berman Socially Responsive	1,730	(7,651)	(5,921)	5,435	(8,385)	(2,950)
Northern Global Tactical Asset Allocation	588	(1,519)	(931)	1,551	(7,375)	(5,824)
Northern Large Cap Core	451	(1,999)	(1,548)	495	(1,543)	(1,048)
Northern Large Cap Value	1,308	(1,714)	(406)	2,611	(5,320)	(2,709)
Oak Ridge Small Cap Growth	2,049	(353)	1,696	7,539	(10,788)	(3,249)
Oppenheimer Developing Markets	7,593	(7,954)	(361)	21,370	(16,268)	5,102
Oppenheimer Discovery	6,715	(1,598)	5,117	3,319	(1,729)	1,590
Oppenheimer Global	15,214	(5,221)	9,993	36,846	(45,134)	(8,288)
PIMCO All Asset	7,231	(26,657)	(19,426)	11,222	(19,582)	(8,360)
PIMCO CommodityRealReturn Strategy	5,209	(9,800)	(4,591)	18,111	(24,698)	(6,587)
PIMCO Emerging Markets Bond	976	(349)	627	371	(375)	(4)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO Foreign Bond (U.S. Dollar-Hedged)	28,034	(18,559)	9,475	50,215	(58,754)	(8,539)
PIMCO Low Duration	2,483	(9,465)	(6,982)	7,850	(4,269)	3,581
PIMCO Real Return	15,238	(30,248)	(15,010)	29,717	(44,402)	(14,685)
PIMCO StocksPLUS Small Fund	34,245	(37,305)	(3,060)	79,035	(26,437)	52,598
PIMCO Total Return	30,809	(27,971)	2,838	68,693	(57,901)	10,792
Pioneer Strategic Income	4,630	(5,033)	(403)	8,546	(7,292)	1,254
Prudential Jennison 20/20 Focus	9,747	(9,177)	570	21,098	(28,021)	(6,923)
Prudential Jennison Mid Cap Growth	2,109	(1,238)	871	14,492	(18,363)	(3,871)
Prudential Jennison Natural Resources	1,428	(386)	1,042	1,560	(500)	1,060
Prudential Jennison Small Company	1,078	(1,564)	(486)	1,323	(1,949)	(626)
Prudential QMA Small-Cap Value(e)	695	(4,983)	(4,288)	58,683	(134,490)	(75,807)
Royce Opportunity	4,039	(8,086)	(4,047)	6,785	(5,968)	817
Royce Small-Cap Value	4,537	(4,668)	(131)	10,736	(11,398)	(662)
T. Rowe Price Capital Appreciation	19,689	(33,215)	(13,526)	29,657	(43,743)	(14,086)
T. Rowe Price Growth Stock	19,118	(11,826)	7,292	32,707	(33,588)	(881)
T. Rowe Price Retirement 2010	4	(183)	(179)	128	(749)	(621)
T. Rowe Price Retirement 2015	55	(454)	(399)	69	(1,778)	(1,709)
T. Rowe Price Retirement 2020	1,676	(488)	1,188	7,213	(37)	7,176
T. Rowe Price Retirement 2025	3,791	(67)	3,724	842	(3,215)	(2,373)
T. Rowe Price Retirement 2030	1,041	(88)	953	56	(10)	46
T. Rowe Price Retirement 2035	353	(9)	344	945	(1,221)	(276)
T. Rowe Price Retirement 2040	5,508	(10)	5,498	1,722	(7)	1,715
T. Rowe Price Retirement 2050	10	-	10	-	-	-
T. Rowe Price Retirement 2055	71	(6)	65	68	(6)	62
T. Rowe Price Retirement Balanced	27,846	(19,351)	8,495	12,019	(1,558)	10,461
Victory RS Partners(e)	776	(4,537)	(3,761)	1,940	(13,796)	(11,856)
Victory RS Science and Technology	4,806	(1,490)	3,316	2,851	(4,248)	(1,397)

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Victory RS Value	10,082	(6,763)	3,319	17,771	(32,276)	(14,505)
Virtus Ceredex Mid Cap Value Equity(c)	11,909	(2,498)	9,411	16,728	(14,654)	2,074
Wells Fargo Growth(e)	990	(3,014)	(2,024)	1,247	(6,519)	(5,272)
Wells Fargo Large Cap Core	24,202	(3,738)	20,464	25,391	(28,147)	(2,756)
Wells Fargo Opportunity	11,953	(7,077)	4,876	3,510	(1,420)	2,090
Wells Fargo Small Cap Value	6,619	(5,241)	1,378	5,223	(5,961)	(738)

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2017, were as follows:
				Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

American Century Diversified Bond
2017	47,403	8.94	423,760	1.97	0.9	(0.89)
2016	50,674	9.02	456,904	2.17	0.9	(1.64)
2015	55,755	9.17	511,234	2.51	0.9	(3.88)
2014	44,526	9.54	424,704	2.5	0.9	1.60
2013	44,002	9.39	412,979	2.14	0.9	(6.29)
American Century Equity Income
2017	139,773	19.05	2,661,606	1.62	0.9	8.73
2016	127,505	17.52	2,233,536	1.71	0.9	14.66
2015	133,209	15.28	2,035,528	2.17	0.9	(3.47)
2014	128,023	15.83	2,027,150	2.17	0.9	7.76
2013	132,712	14.69	1,949,923	2.22	0.9	14.68
American Century Heritage
2017	28,187	18.82	530,224	-	0.9	16.89
2016	35,872	16.1	577,436	-	0.9	(0.98)
2015	49,465	16.26	803,840	-	0.9	(2.22)
2014	49,243	16.63	818,655	-	0.9	3.74
2013	52,558	16.03	842,135	-	0.9	25.63
American Century International Bond
2017	567	7.63	4,325	-	0.9	5.97
2016	549	7.2	3,952	-	0.9	(3.87)
2015	885	7.49	6,621	-	0.9	(10.73)
2014	285	8.39	2,395	2.67	0.9	(6.88)
2013	-	9.01	-	-	0.9	(8.99)

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

American Century International Growth
2017	98,638	10.52	1,038,281	0.68	0.9	25.69
2016	106,348	8.37	890,133	0.2	0.9	(9.61)
2015	130,161	9.26	1,205,634	0.32	0.9	(3.44)
2014	122,243	9.59	1,173,095	0.78	0.9	(9.19)
2013	88,309	10.56	932,793	0.89	0.9	17.86
American Century Select
2017	50,209	12.61	633,302	0.03	0.9	23.63
2016	49,053	10.2	500,332	0.12	0.9	1.29
2015	45,743	10.07	461,002	0.18	0.9	3.28
2014	41,612	9.75	405,942	0.16	0.9	5.98
2013	38,314	9.2	352,520	0.2	0.9	25.00
American Century Strategic Allocation: Aggressive
2017	56,868	12.83	729,449	1.13	0.9	14.35
2016	53,322	11.22	597,868	1.1	0.9	2.37
2015	55,551	10.96	608,858	0.77	0.9	(5.52)
2014	57,436	11.6	666,111	0.09	0.9	2.65
2013	51,915	11.3	586,367	1.02	0.9	14.95
American Century Strategic Allocation: Conservative
2017	33,495	10.96	367,092	0.97	0.9	6.20
2016	38,413	10.32	396,575	0.9	0.9	0.98
2015	38,129	10.22	389,919	0.1	0.9	(5.55)
2014	72,534	10.82	784,983	0.57	0.9	1.88
2013	76,386	10.62	810,804	0.86	0.9	5.46
American Century Strategic Allocation: Moderate
2017	381,806	12.05	4,597,808	1.3	0.9	10.45
2016	396,018	10.91	4,316,283	0.7	0.9	2.06
2015	388,592	10.69	4,152,188	0.63	0.9	(5.90)
2014	382,622	11.36	4,343,636	0.61	0.9	2.34
2013	355,847	11.1	3,946,449	0.92	0.9	10.78

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

American Century Ultra
2017	22,717	19.15	434,838	-	0.9	26.57
2016	22,394	15.13	338,772	0.03	0.9	0.13
2015	24,878	15.11	375,802	-	0.9	1.82
2014	27,228	14.84	403,867	0.08	0.9	5.47
2013	27,882	14.07	392,260	0.06	0.9	31.37
AMG Managers Fairpointe Mid Cap
2017	49,289	18.76	924,301	-	0.9	7.26
2016	46,772	17.49	817,725	0.35	0.9	19.30
2015	44,668	14.66	654,569	0.28	0.9	(13.82)
2014	49,215	17.01	836,736	0.11	0.9	5.59
2013	38,577	16.11	621,372	-	0.9	38.88
Baron Asset
2017	48,000	15.52	744,606	-	0.9	21.34
2016	33,714	12.79	431,085	-	0.9	2.16
2015	39,708	12.52	497,030	-	0.9	(3.91)
2014	39,234	13.03	511,058	-	0.9	5.34
2013	35,832	12.37	443,239	-	0.9	33.59
BlackRock Advantage Small Cap Growth(c)
2017	6,928	14.85	102,789	0.11	0.9	10.24
2016	4,949	13.47	66,686	-	0.9	8.72
2015	2,098	12.39	26,001	-	0.9	(7.61)
2014	1,776	13.41	23,801	-	0.9	(2.05)
2013	1,653	13.69	22,623	-	0.9	39.41

(c) Name change. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

BlackRock Equity Dividend
2017	43,789	15	657,037	1.15	0.9	11.94
2016	75,585	13.4	1,012,701	1.78	0.9	11.57
2015	72,138	12.01	866,441	1.73	0.9	(4.23)
2014	68,842	12.54	863,184	1.71	0.9	4.94
2013	63,455	11.95	758,476	2.12	0.9	19.62
BlackRock Global Allocation
2017	34,046	11.18	380,661	0.77	0.9	8.97
2016	22,550	10.26	231,308	1.02	0.9	(0.19)
2015	20,142	10.28	207,070	1.32	0.9	(4.90)
2014	7,964	10.81	86,053	2.31	0.9	(1.99)
2013	7,012	11.03	77,320	2.6	0.9	10.08
BlackRock International Dividend(c)
2017	29,795	10.83	322,737	1.01	0.9	11.88
2016	33,927	9.68	328,288	4.26	0.9	(3.30)
2015	34,746	10.01	347,946	-	0.9	(4.76)
2014	26,074	10.51	274,106	2.86	0.9	(14.83)
2013	13,820	12.34	170,558	0.09	0.9	17.41
Calamos Growth and Income
2017	44,913	12.93	580,997	1.56	0.9	11.85
2016	42,279	11.56	488,654	3.14	0.9	3.12
2015	44,081	11.21	494,122	3.36	0.9	(2.18)
2014	46,161	11.46	529,250	1.22	0.9	3.15
2013	44,208	11.11	491,274	1.46	0.9	12.34

(c) Name change. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Calamos High Income Opportunities(c)
2017	19,929	11.22	223,572	4.8	0.9	1.91
2016	15,690	11.01	172,647	5.51	0.9	7.73
2015	20,930	10.22	213,939	5.48	0.9	(8.34)
2014	23,279	11.15	259,506	6.86	0.9	(3.04)
2013	27,937	11.5	321,135	5.88	0.9	2.13
ClearBridge Small Cap Growth
2017	1,185	15.21	18,014	-	0.9	20.14
2016	1,467	12.66	18,563	-	0.9	1.77
2015	2,220	12.44	27,751	-	0.9	(8.53)
2014	2,352	13.6	32,107	-	0.9	(0.66)
2013	14,923	13.69	204,300	-	0.9	39.55
Dreyfus Appreciation
2017	50,987	12.82	655,254	1.19	0.9	21.86
2016	57,728	10.52	608,835	1.46	0.9	3.04
2015	73,537	10.21	751,626	1.66	0.9	(6.24)
2014	80,807	10.89	880,869	1.63	0.9	4.21
2013	81,497	10.45	853,094	1.95	0.9	16.76
Dreyfus Opportunistic Midcap Value
2017	40,904	19.95	817,096	-	0.9	11.20
2016	40,055	17.94	719,366	0.02	0.9	12.97
2015	54,582	15.88	867,332	-	0.9	(13.88)
2014	56,748	18.44	1,047,155	0.11	0.9	5.01
2013	60,781	17.56	1,067,700	-	0.9	34.35

(c) Name change. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Dreyfus Strategic Value
2017	65,291	18.27	1,192,519	0.92	0.9	10.46
2016	66,657	16.54	1,102,828	1.27	0.9	13.76
2015	71,945	14.54	1,046,539	0.94	0.9	(6.07)
2014	81,136	15.48	1,256,116	0.82	0.9	6.25
2013	83,975	14.57	1,224,029	0.58	0.9	32.33
Federated Bond
2017	225,880	12.03	2,717,979	3.79	0.9	2.56
2016	236,936	11.73	2,778,723	4	0.9	4.08
2015	225,651	11.27	2,542,923	4.76	0.9	(5.69)
2014	157,987	11.95	1,888,294	4.28	0.9	1.79
2013	126,464	11.74	1,484,912	5.14	0.9	(3.06)
Fidelity Advisor Dividend Growth
2017	43,383	12.37	536,460	1.06	0.9	14.75
2016	46,002	10.78	495,686	0.83	0.9	3.26
2015	58,811	10.44	613,894	0.81	0.9	(5.00)
2014	55,532	10.99	610,253	0.79	0.9	7.01
2013	57,779	10.27	593,243	0.3	0.9	25.86
Fidelity Advisor International Capital Appreciation(e)
2017	3,802	14.14	53,816	-	0.9	29.96
2016	3,966	10.88	43,196	-	0.9	(7.40)
2015	8,237	11.75	96,853	-	0.9	(1.51)
2014	8,956	11.93	106,836	-	0.9	(1.57)
2013	8,750	12.12	106,059	0.3	0.9	16.43

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Fidelity Advisor Leveraged Company Stock
2017	3,448	15.16	52,365	0.37	0.9	12.55
2016	3,706	13.47	49,998	0.39	0.9	4.66
2015	9,156	12.87	117,940	0.23	0.9	(9.62)
2014	9,343	14.24	133,128	0.35	0.9	1.06
2013	4,709	14.09	66,369	0.07	0.9	30.95
Fidelity Advisor New Insights
2017	136,867	16.05	2,196,761	-	0.9	22.80
2016	138,149	13.07	1,805,232	0.01	0.9	1.95
2015	125,319	12.82	1,606,301	-	0.9	(1.76)
2014	145,432	13.05	1,898,074	-	0.9	4.82
2013	81,097	12.45	1,009,610	-	0.9	27.04
Fidelity Advisor Real Estate
2017	38,452	22.66	871,571	1.13	0.9	(0.61)
2016	45,926	22.8	1,047,229	1.34	0.9	0.97
2015	49,691	22.58	1,121,964	1.03	0.9	(0.88)
2014	52,083	22.78	1,186,724	1.26	0.9	24.21
2013	49,021	18.34	898,854	1.16	0.9	(2.60)
Fidelity Advisor Stock Selector Mid Cap
2017	11,273	15.68	176,733	0.03	0.9	15.04
2016	11,181	13.63	152,407	0.3	0.9	5.91
2015	12,611	12.87	162,312	-	0.9	(7.41)
2014	14,717	13.9	204,604	-	0.9	5.46
2013	15,289	13.18	201,567	-	0.9	25.64
Fidelity Advisor Value Strategies
2017	41,621	17.01	708,118	1.01	0.9	14.01
2016	46,564	14.92	694,673	1.01	0.9	6.50
2015	55,892	14.01	783,269	0.72	0.9	(6.79)
2014	58,941	15.03	886,052	0.54	0.9	1.90
2013	58,689	14.75	865,776	0.46	0.9	24.79

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Goldman Sachs Emerging Markets Equity
2017	89,562	10.65	954,110	0.73	0.9	41.81
2016	74,036	7.51	555,854	0.78	0.9	0.81
2015	72,193	7.45	537,635	-	0.9	(9.70)
2014	53,400	8.25	440,233	-	0.9	(3.06)
2013	67,686	8.51	575,950	0.24	0.9	(7.30)
Goldman Sachs Government Income
2017	166,826	8.91	1,486,617	1.54	0.9	(2.30)
2016	197,933	9.12	1,805,409	1.58	0.9	(2.98)
2015	216,714	9.4	2,037,331	1.31	0.9	(3.69)
2014	219,393	9.76	2,142,087	1.32	0.9	(0.10)
2013	224,338	9.77	2,191,286	0.79	0.9	(6.42)
Guggenheim Alpha Opportunity
2017	4,866	21.19	102,876	-	0.9	3.37
2016	6,594	20.5	134,953	-	0.9	8.52
2015	6,850	18.89	129,197	-	0.9	(8.26)
2014	7,883	20.59	162,143	0.02	0.9	5.48
2013	9,727	19.52	189,689	-	0.9	26.75
Guggenheim Floating Rate Strategies
2017	203,580	10.41	2,119,399	3.98	0.9	(0.57)
2016	144,161	10.47	1,509,610	3.79	0.9	3.25
2015	150,462	10.14	1,524,954	4.44	0.9	(2.78)
2014	134,967	10.43	1,407,153	4.82	0.9	(1.42)
2013	114,342	10.58	1,209,880	3.6	0.9	2.62
Guggenheim High Yield
2017	92,242	16.24	1,497,338	5.59	0.9	2.78
2016	87,046	15.8	1,374,598	6.26	0.9	11.98
2015	100,261	14.11	1,413,706	6.74	0.9	(6.06)
2014	99,294	15.02	1,490,623	6.84	0.9	(2.59)
2013	104,706	15.42	1,614,935	6.61	0.9	6.86

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Guggenheim Large Cap Value
2017	36,584	13.77	504,898	0.9	0.9	10.87
2016	51,962	12.42	645,512	1.51	0.9	16.40
2015	42,355	10.67	451,784	0.77	0.9	(8.88)
2014	55,294	11.71	647,208	0.94	0.9	4.65
2013	39,306	11.19	439,785	0.7	0.9	26.01
Guggenheim Long Short Equity
2017	33,421	13.1	438,003	-	0.9	10.46
2016	35,094	11.86	416,452	-	0.9	(3.50)
2015	38,843	12.29	477,490	-	0.9	(2.69)
2014	38,899	12.63	491,581	-	0.9	(1.17)
2013	48,813	12.78	623,785	-	0.9	13.70
Guggenheim Macro Opportunities
2017	1,103	10.78	11,891	3.04	0.9	0.94
2016	712	10.68	7,606	5.11	0.9	5.95
2015	695	10.08	7,005	4.48	0.9	(5.26)
2014	-	10.64	-	-	0.9	1.14
2013	-	10.52	-	-	0.9	(0.19)
Guggenheim Managed Futures Strategy
2017	107	7.83	838	4.89	0.9	3.57
2016	95	7.56	716	5.12	0.9	(18.45)
2015	70	9.27	651	2.53	0.9	(4.83)
2014	71	9.74	694	0.36	0.9	5.87
2013	411	9.2	3,782	-	0.9	0.33
Guggenheim Mid Cap Value
2017	83,579	26.66	2,228,903	-	0.9	8.99
2016	92,418	24.46	2,261,006	1.2	0.9	22.00
2015	97,684	20.05	1,959,207	-	0.9	(11.09)
2014	107,278	22.55	2,419,343	-	0.9	(3.30)
2013	105,188	23.32	2,453,507	-	0.9	27.78

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Guggenheim Multi-Hedge Strategies
2017	589	9.02	5,311	-	0.9	(0.44)
2016	472	9.06	4,277	0.15	0.9	(4.33)
2015	397	9.47	3,761	-	0.9	(2.67)
2014	391	9.73	3,807	0.81	0.9	0.83
2013	345	9.65	3,333	-	0.9	(2.43)
Guggenheim Small Cap Value
2017	15,287	13.68	209,180	0.92	0.9	(0.51)
2016	14,853	13.75	204,173	0.62	0.9	21.47
2015	15,225	11.32	172,398	-	0.9	(11.01)
2014	17,634	12.72	224,394	0.42	0.9	(5.43)
2013	24,136	13.45	324,538	0.33	0.9	30.71
Guggenheim StylePlus Large Core
2017	26,110	10.83	282,950	0.85	0.9	17.33
2016	34,813	9.23	321,467	0.95	0.9	8.59
2015	19,290	8.5	163,975	0.53	0.9	(2.86)
2014	19,457	8.75	170,286	0.85	0.9	10.48
2013	22,249	7.92	176,105	0.24	0.9	23.56
Guggenheim StylePlus Mid Growth
2017	48,687	13.37	651,109	0.51	0.9	19.48
2016	52,730	11.19	590,462	0.61	0.9	4.00
2015	51,189	10.76	550,971	0.1	0.9	(4.61)
2014	62,485	11.28	704,776	-	0.9	8.05
2013	61,848	10.44	645,673	-	0.9	24.88
Guggenheim Total Return Bond
2017	44,681	10.79	481,883	3.15	0.9	2.18
2016	37,037	10.56	391,164	3.5	0.9	1.73
2015	22,985	10.38	238,623	3.51	0.9	(2.99)
2014	5,613	10.7	60,013	6.93	0.9	3.68
2013	2,656	10.32	27,401	3.24	0.9	(1.99)

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Guggenheim US Investment Grade Bond
2017	96,081	10.12	973,000	3.26	0.9	2.22
2016	122,409	9.9	1,211,429	3.7	0.9	1.02
2015	113,086	9.8	1,108,317	4.77	0.9	(2.87)
2014	106,720	10.09	1,076,644	3.46	0.9	3.49
2013	77,347	9.75	753,378	4.13	0.9	(0.71)
Guggenheim World Equity Income
2017	182,189	11.51	2,096,879	2.36	0.9	10.25
2016	193,782	10.44	2,021,659	2.3	0.9	5.56
2015	182,621	9.89	1,805,218	2.39	0.9	(4.72)
2014	186,620	10.38	1,937,241	2.98	0.9	0.58
2013	185,461	10.32	1,914,908	1.84	0.9	14.79
Invesco American Franchise
2017	55,924	10.85	606,436	-	0.9	22.18
2016	53,410	8.88	473,784	-	0.9	(1.88)
2015	59,413	9.05	537,260	-	0.9	0.89
2014	60,994	8.97	546,597	-	0.9	4.18
2013	61,247	8.61	526,809	0.12	0.9	34.53
Invesco Comstock
2017	270,120	15.21	4,105,990	1.56	0.9	13.25
2016	256,312	13.43	3,439,833	2.23	0.9	13.33
2015	288,883	11.85	3,421,540	1.38	0.9	(9.54)
2014	296,286	13.1	3,879,454	1.55	0.9	4.97
2013	344,725	12.48	4,300,997	1.47	0.9	30.00
Invesco Energy
2017	15,200	6.2	94,223	2.1	0.9	(11.81)
2016	14,065	7.03	98,846	1.4	0.9	19.76
2015	9,157	5.87	53,686	0.48	0.9	(32.06)
2014	10,076	8.64	86,982	0.53	0.9	(20.44)
2013	2,140	10.86	23,139	0.07	0.9	17.66

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Invesco Equity and Income
2017	258,969	15.96	4,132,689	2	0.9	6.61
2016	255,838	14.97	3,828,360	1.74	0.9	10.48
2015	281,675	13.55	3,816,682	2.18	0.9	(6.10)
2014	285,785	14.43	4,123,543	2.62	0.9	4.87
2013	285,682	13.76	3,929,609	2.03	0.9	20.17
Invesco Gold & Precious Metals
2017	15,911	4.85	77,078	1.72	0.9	0.83
2016	13,804	4.81	66,377	10.83	0.9	48.92
2015	12,415	3.23	40,046	-	0.9	(27.58)
2014	11,223	4.46	50,067	-	0.9	(12.03)
2013	16,194	5.07	82,093	-	0.9	(47.24)
Invesco Mid Cap Core Equity
2017	43,419	15.61	677,824	0.15	0.9	10.63
2016	41,533	14.11	586,101	0.28	0.9	7.71
2015	44,817	13.1	587,143	0.03	0.9	(8.01)
2014	58,208	14.24	828,869	0.01	0.9	0.56
2013	62,389	14.16	883,873	-	0.9	24.21
Invesco Mid Cap Growth
2017	21,347	11.82	252,515	-	0.9	17.61
2016	22,212	10.05	223,522	-	0.9	(3.46)
2015	21,562	10.41	224,590	-	0.9	(2.62)
2014	21,606	10.69	231,116	-	0.9	3.79
2013	24,075	10.3	248,043	0.09	0.9	31.88

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Invesco Small Cap Growth(e)
2017	27,308	18.23	497,818	-	0.9	20.09
2016	29,009	15.18	440,192	-	0.9	7.05
2015	34,904	14.18	494,846	-	0.9	(5.59)
2014	40,711	15.02	611,403	-	0.9	3.59
2013	44,227	14.5	641,412	0.05	0.9	34.51
Invesco Technology
2017	43,005	7.78	334,378	-	0.9	29.45
2016	47,432	6.01	284,766	-	0.9	(4.91)
2015	48,781	6.32	308,034	-	0.9	2.60
2014	50,928	6.16	313,669	-	0.9	6.39
2013	52,778	5.79	305,322	-	0.9	19.88
Invesco V.I. Government Money Market(b)
2017	130,958	9.5	1,243,959	0.28	0.9	(3.55)
2016	164,485	9.85	1,619,394	0.04	0.9	(1.50)
Invesco Value Opportunities
2017	28,949	10.62	306,946	-	0.9	12.62
2016	24,639	9.43	231,933	0.16	0.9	13.48
2015	25,810	8.31	214,102	0.91	0.9	(13.80)
2014	26,336	9.64	253,643	1.75	0.9	2.55
2013	26,177	9.4	245,889	1.24	0.9	27.37

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Ivy Asset Strategy
2017	26,743	10.03	268,099	1.04	0.9	13.85
2016	27,273	8.81	240,174	-	0.9	(8.99)
2015	30,321	9.68	293,612	0.24	0.9	(11.92)
2014	28,704	10.99	315,602	0.45	0.9	(8.72)
2013	20,319	12.04	244,547	0.83	0.9	19.56
Janus Henderson Mid Cap Value(c)
2017	16,733	14.29	239,123	0.09	0.9	9.33
2016	26,026	13.07	340,189	0.67	0.9	13.85
2015	13,753	11.48	157,789	1.53	0.9	(7.72)
2014	4,126	12.44	51,344	6.19	0.9	4.54
2013	97	11.9	1,157	0.01	0.9	20.81
Janus Henderson Overseas(c)
2017	179,796	6.97	1,254,831	1.55	0.9	25.81
2016	150,919	5.54	836,697	0.81	0.9	(10.65)
2015	155,466	6.2	965,421	3.31	0.9	(12.31)
2014	192,587	7.07	1,363,424	0.48	0.9	(17.21)
2013	192,055	8.54	1,642,460	3.55	0.9	7.56
Janus Henderson U.S. Managed Volatility(a)(d)
2017	16,322	10.75	175,407	6.95	0.9	7.50
Neuberger Berman Large Cap Value
2017	59,436	11.53	685,011	0.94	0.9	8.67
2016	60,167	10.61	637,962	1.36	0.9	22.94
2015	64,814	8.63	559,070	1.79	0.9	(15.89)
2014	67,649	10.26	694,062	1.26	0.9	6.32
2013	65,064	9.65	627,514	1.73	0.9	25.98

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Neuberger Berman Socially Responsive
2017	12,251	15.14	185,440	0.52	0.9	13.83
2016	18,172	13.3	241,623	1.02	0.9	5.64
2015	21,122	12.59	265,779	1.12	0.9	(4.33)
2014	16,093	13.16	211,708	0.84	0.9	6.04
2013	22,415	12.41	278,034	1.49	0.9	32.73
Northern Global Tactical Asset Allocation
2017	11,147	12.77	142,376	2.44	0.9	9.80
2016	12,078	11.63	140,481	2.86	0.9	4.96
2015	17,902	11.08	198,406	2.61	0.9	(6.02)
2014	20,869	11.79	246,002	1.57	0.9	(1.75)
2013	20,209	12	242,512	1.94	0.9	7.33
Northern Large Cap Core
2017	5,682	16.75	95,200	1.54	0.9	15.68
2016	7,230	14.48	104,679	1.76	0.9	7.02
2015	8,278	13.53	112,046	1.56	0.9	(5.32)
2014	11,772	14.29	168,208	0.16	0.9	4.99
2013	12,462	13.61	169,512	0.18	0.9	26.72
Northern Large Cap Value
2017	9,915	16.06	158,995	2.33	0.9	8.29
2016	10,321	14.83	152,930	1.4	0.9	12.43
2015	13,030	13.19	171,696	1.58	0.9	(9.60)
2014	12,793	14.59	186,444	2.73	0.9	6.42
2013	11,432	13.71	156,606	2.04	0.9	30.32
Oak Ridge Small Cap Growth
2017	4,643	13.87	64,409	-	0.9	14.34
2016	2,947	12.13	35,726	-	0.9	(1.70)
2015	6,196	12.34	76,471	-	0.9	(8.32)
2014	5,566	13.46	74,902	-	0.9	(0.07)
2013	129	13.47	1,734	-	0.9	33.63

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Oppenheimer Developing Markets
2017	27,671	10.83	299,767	0.34	0.9	29.70
2016	28,032	8.35	234,209	0.25	0.9	2.71
2015	22,930	8.13	186,353	0.33	0.9	(17.29)
2014	29,555	9.83	290,680	0.3	0.9	(8.47)
2013	22,625	10.74	243,038	0.16	0.9	4.17
Oppenheimer Discovery
2017	9,878	15.67	154,772	-	0.9	24.17
2016	4,761	12.62	60,058	-	0.9	0.24
2015	3,171	12.59	39,919	-	0.9	(1.87)
2014	1,762	12.83	22,625	-	0.9	(5.94)
2013	1,884	13.64	25,708	-	0.9	40.47
Oppenheimer Global
2017	30,970	16.05	497,184	0.63	0.9	31.02
2016	20,977	12.25	257,012	0.56	0.9	(3.62)
2015	29,265	12.71	372,124	0.84	0.9	(0.16)
2014	16,604	12.73	211,340	0.52	0.9	(1.77)
2013	35,324	12.96	457,891	1.51	0.9	21.92
PIMCO All Asset
2017	35,661	10.65	379,162	3.18	0.9	8.78
2016	55,087	9.79	538,739	2.87	0.9	8.30
2015	63,447	9.04	573,167	2.69	0.9	(12.91)
2014	76,562	10.38	794,393	3.85	0.9	(3.80)
2013	90,564	10.79	976,683	3.97	0.9	(3.83)
PIMCO CommodityRealReturn Strategy
2017	17,863	4.83	86,165	7.5	0.9	(1.63)
2016	22,454	4.91	110,052	0.64	0.9	9.84
2015	29,041	4.47	129,717	5.78	0.9	(28.93)
2014	18,164	6.29	114,197	0.16	0.9	(21.67)
2013	18,464	8.03	148,190	0.21	0.9	(18.23)

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

PIMCO Emerging Markets Bond
2017	1,513	10.05	15,189	5.33	0.9	5.90
2016	886	9.49	8,381	5.49	0.9	10.09
2015	890	8.62	7,651	4.84	0.9	(6.81)
2014	779	9.25	7,186	2.41	0.9	(3.24)
2013	3,515	9.56	33,583	8.15	0.9	(10.57)
PIMCO Foreign Bond (U.S. Dollar-Hedged)
2017	121,257	11.68	1,416,506	0.83	0.9	(1.10)
2016	111,782	11.81	1,320,129	0.75	0.9	2.25
2015	120,321	11.55	1,389,561	5.49	0.9	(4.07)
2014	153,397	12.04	1,846,826	8.12	0.9	6.17
2013	110,635	11.34	1,254,094	1.6	0.9	(3.57)
PIMCO Low Duration
2017	4,991	8.45	42,163	1.53	0.9	(2.54)
2016	11,973	8.67	103,863	1.51	0.9	(2.58)
2015	8,392	8.9	74,707	1.72	0.9	(3.78)
2014	4,199	9.25	38,854	1.6	0.9	(3.65)
2013	19,350	9.6	185,853	1.05	0.9	(4.29)
PIMCO Real Return
2017	114,967	9.52	1,094,073	1.95	0.9	(0.73)
2016	129,977	9.59	1,245,640	0.44	0.9	0.42
2015	144,662	9.55	1,381,365	0.39	0.9	(7.10)
2014	182,029	10.28	1,870,895	3.06	0.9	(1.15)
2013	194,049	10.4	2,018,589	0.45	0.9	(13.12)
PIMCO StocksPLUS Small Fund
2017	86,425	17.53	1,515,207	3.23	0.9	12.73
2016	89,485	15.55	1,391,679	4.64	0.9	19.80
2015	36,887	12.98	478,904	1.84	0.9	(10.67)
2014	29,448	14.53	428,066	3.19	0.9	1.89
2013	50,004	14.26	713,223	10.27	0.9	31.55

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

PIMCO Total Return
2017	230,874	10.5	2,424,476	2.04	0.9	0.48
2016	228,036	10.45	2,383,562	2.42	0.9	(1.97)
2015	217,244	10.66	2,316,155	2.18	0.9	(3.79)
2014	259,989	11.08	2,880,016	3.35	0.9	0.09
2013	294,420	11.07	3,260,286	1.87	0.9	(6.35)
Pioneer Strategic Income
2017	9,826	10.09	99,098	3.5	0.9	1.20
2016	10,229	9.97	101,970	3.73	0.9	3.42
2015	8,975	9.64	86,423	3.26	0.9	(5.21)
2014	8,903	10.17	90,467	2.34	0.9	0.59
2013	2,805	10.11	28,323	8.89	0.9	(2.41)
Prudential Jennison 20/20 Focus
2017	131,309	14.82	1,945,792	-	0.9	21.77
2016	130,739	12.17	1,591,310	-	0.9	(0.81)
2015	137,662	12.27	1,688,852	-	0.9	0.49
2014	143,453	12.21	1,751,291	-	0.9	2.26
2013	136,109	11.94	1,625,196	-	0.9	23.86
Prudential Jennison Mid Cap Growth
2017	8,101	13.88	112,410	-	0.9	17.53
2016	7,230	11.81	85,307	-	0.9	(0.08)
2015	11,101	11.82	131,190	-	0.9	(6.49)
2014	5,446	12.64	68,746	-	0.9	4.98
2013	6,686	12.04	80,411	-	0.9	22.86
Prudential Jennison Natural Resources
2017	2,905	6.52	18,928	-	0.9	1.09
2016	1,863	6.45	12,029	1.45	0.9	29.00
2015	803	5	4,019	-	0.9	(32.16)
2014	684	7.37	5,045	-	0.9	(22.99)
2013	344	9.57	3,286	-	0.9	5.63

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Prudential Jennison Small Company
2017	11,747	15.68	184,133	0.04	0.9	14.87
2016	12,233	13.65	166,915	0.61	0.9	8.85
2015	12,859	12.54	161,142	0.13	0.9	(7.45)
2014	13,548	13.55	183,560	0.17	0.9	3.67
2013	21,179	13.07	276,735	0.41	0.9	29.15
Prudential QMA Small-Cap Value(e)
2017	15,901	12.94	205,577	1.3	0.9	1.97
2016	20,189	12.69	256,061	0.58	0.9	28.44
2015	95,996	9.88	947,731	3.07	0.9	(11.86)
2014	67,929	11.21	761,409	1.28	0.9	4.67
2013	33,709	10.71	360,949	2.98	0.9	29.50
Royce Opportunity
2017	35,448	15.31	542,793	-	0.9	16.78
2016	39,495	13.11	517,694	-	0.9	24.62
2015	38,678	10.52	406,743	-	0.9	(17.23)
2014	41,431	12.71	526,580	-	0.9	(4.51)
2013	34,117	13.31	454,241	-	0.9	37.64
Royce Small-Cap Value
2017	46,528	11.63	541,092	0.26	0.9	1.22
2016	46,659	11.49	535,950	0.58	0.9	16.41
2015	47,321	9.87	466,886	0.45	0.9	(14.84)
2014	54,855	11.59	636,045	-	0.9	(3.90)
2013	63,088	12.06	760,661	-	0.9	22.94

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

T. Rowe Price Capital Appreciation
2017	119,789	15.73	1,884,558	0.86	0.9	10.62
2016	133,315	14.22	1,896,470	1.16	0.9	3.72
2015	147,401	13.71	2,020,747	1.16	0.9	1.11
2014	133,155	13.56	1,805,809	1.09	0.9	7.62
2013	132,676	12.6	1,671,761	1.04	0.9	17.43
T. Rowe Price Growth Stock
2017	118,374	17.85	2,111,286	-	0.9	27.87
2016	111,082	13.96	1,549,022	-	0.9	(2.92)
2015	111,963	14.38	1,609,135	-	0.9	6.05
2014	113,787	13.56	1,541,736	-	0.9	4.15
2013	99,683	13.02	1,296,806	-	0.9	33.27
T. Rowe Price Retirement 2010
2017	125	11.29	1,407	0.87	0.9	6.81
2016	304	10.57	3,214	0.71	0.9	2.42
2015	925	10.32	9,539	1.12	0.9	(4.97)
2014	1,476	10.86	16,023	1.31	0.9	0.46
2013	1,838	10.81	19,863	1.44	0.9	7.14
T. Rowe Price Retirement 2015
2017	1,872	11.9	22,271	1.31	0.9	8.48
2016	2,271	10.97	24,893	1.02	0.9	2.72
2015	3,980	10.68	42,496	1.19	0.9	(4.90)
2014	5,223	11.23	58,635	1.47	0.9	0.90
2013	4,374	11.13	48,680	1.32	0.9	10.09
T. Rowe Price Retirement 2020
2017	12,607	12.54	158,075	1.42	0.9	10.78
2016	11,419	11.32	129,296	1.84	0.9	2.82
2015	4,243	11.01	46,712	1.47	0.9	(4.68)
2014	3,226	11.55	37,253	1.83	0.9	1.05
2013	1,089	11.43	12,428	1.12	0.9	13.06

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

T. Rowe Price Retirement 2025
2017	8,385	13.12	109,989	1.57	0.9	12.62
2016	4,661	11.65	54,303	0.98	0.9	2.92
2015	7,034	11.32	79,620	1.3	0.9	(4.39)
2014	5,994	11.84	70,995	1.36	0.9	1.28
2013	3,966	11.69	46,384	1.9	0.9	15.51
T. Rowe Price Retirement 2030
2017	2,826	13.63	38,526	1.3	0.9	14.35
2016	1,873	11.92	22,346	1.12	0.9	3.03
2015	1,827	11.57	21,151	1.83	0.9	(4.38)
2014	371	12.1	4,483	1.51	0.9	1.51
2013	135	11.92	1,608	1.62	0.9	17.79
T. Rowe Price Retirement 2035
2017	1,694	14.02	23,749	1.17	0.9	15.68
2016	1,350	12.12	16,349	0.88	0.9	3.06
2015	1,626	11.76	19,130	0.65	0.9	(4.16)
2014	3,101	12.27	38,066	1.49	0.9	1.49
2013	1,072	12.09	12,957	1.34	0.9	19.47
T. Rowe Price Retirement 2040
2017	8,239	14.27	117,620	0.44	0.9	16.68
2016	2,741	12.23	33,515	1.17	0.9	3.03
2015	1,026	11.87	12,178	1.79	0.9	(4.20)
2014	-	12.39	-	-	0.9	1.64
2013	-	12.19	-	-	0.9	20.45
T. Rowe Price Retirement 2050
2017	10	14.33	150	-	0.9	17.08
2016	-	12.24	-	-	0.9	3.12
2015	-	11.87	-	-	0.9	(4.12)
2014	-	12.38	-	-	0.9	1.64
2013	-	12.18	-	-	0.9	20.36

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

T. Rowe Price Retirement 2055
2017	2,384	14.33	34,171	0.9	0.9	17.08
2016	2,319	12.24	28,384	0.92	0.9	3.12
2015	2,257	11.87	26,799	1.82	0.9	(4.12)
2014	-	12.38	-	-	0.9	1.56
2013	-	12.19	-	-	0.9	20.45
T. Rowe Price Retirement Balanced
2017	25,526	10.66	271,966	1.88	0.9	5.65
2016	17,031	10.09	171,815	1.45	0.9	1.92
2015	6,570	9.9	65,071	1.12	0.9	(5.08)
2014	3,270	10.43	34,109	1.57	0.9	(0.57)
2013	-	10.49	-	-	0.9	4.59
Victory RS Partners(e)
2017	24,094	25.07	604,181	-	0.9	9.86
2016	27,855	22.82	635,858	-	0.9	19.29
2015	39,711	19.13	759,817	-	0.9	(14.14)
2014	46,001	22.28	1,025,255	-	0.9	(7.55)
2013	52,057	24.1	1,254,699	-	0.9	36.70
Victory RS Science and Technology
2017	11,108	23.73	263,935	-	0.9	39.26
2016	7,792	17.04	132,982	-	0.9	9.44
2015	9,189	15.57	143,267	-	0.9	1.83
2014	9,559	15.29	146,347	-	0.9	1.26
2013	9,953	15.1	150,470	0.16	0.9	39.94
Victory RS Value
2017	102,072	13.11	1,338,504	0.17	0.9	12.92
2016	98,753	11.61	1,146,905	0.4	0.9	6.61
2015	113,258	10.89	1,233,058	-	0.9	(9.78)
2014	104,967	12.07	1,266,494	0.96	0.9	7.38
2013	103,735	11.24	1,166,085	0.19	0.9	32.39

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Virtus Ceredex Mid Cap Value Equity(c)
2017	20,243	15.6	315,963	0.79	0.9	6.92
2016	10,832	14.59	157,995	1.08	0.9	15.24
2015	8,758	12.66	110,852	1.18	0.9	(9.83)
2014	3,069	14.04	43,105	0.72	0.9	6.44
2013	1,592	13.19	21,010	1.16	0.9	25.86
Wells Fargo Growth(e)
2017	20,397	16.25	331,326	-	0.9	29.48
2016	22,421	12.55	281,369	-	0.9	(4.71)
2015	27,693	13.17	364,777	-	0.9	(1.42)
2014	29,503	13.36	394,209	-	0.9	(0.30)
2013	39,772	13.4	533,004	-	0.9	27.98
Wells Fargo Large Cap Core
2017	48,088	12.62	606,504	0.6	0.9	18.50
2016	27,624	10.65	293,957	0.7	0.9	4.21
2015	30,380	10.22	310,335	0.25	0.9	(3.68)
2014	40,758	10.61	432,261	0.27	0.9	10.06
2013	56,515	9.64	544,715	1.14	0.9	33.52
Wells Fargo Opportunity
2017	33,048	15.11	500,142	0.44	0.9	15.43
2016	28,172	13.09	369,225	0.34	0.9	7.56
2015	26,082	12.17	317,743	1.41	0.9	(6.96)
2014	26,086	13.08	341,772	-	0.9	5.83
2013	33,451	12.36	413,991	-	0.9	24.97

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Investment
		Unit		Income	Expense	Total
		Values	Net	Ratios	Ratios	Returns
Subaccount	Units	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (3)(4)

Wells Fargo Small Cap Value
2017	36,709	23.17	850,209	-	0.9	9.50
2016	35,331	21.16	747,198	-	0.9	27.70
2015	36,069	16.57	597,341	-	0.9	(14.15)
2014	37,345	19.3	720,315	0.41	0.9	(0.46)
2013	45,405	19.39	880,082	0.34	0.9	10.55

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charge applied to policies whose contract values are less than $25,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Financial Statements

Variable Annuity Account XIV -SecureDesigns Variable Annuity
Year Ended December 31, 2017
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
SecureDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2017

Contents
Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements
2
Statements of Operations	20
Statements of Changes in Net Assets	38
Notes to Financial Statements	68
1. Organization and Significant Accounting Policies	68
2. Variable Annuity Contract Charges	77
3. Summary of Unit Transactions	78
4. Financial Highlights	82
5. Subsequent Events	101

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XIV – SecureDesigns Variable Annuity Separate Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Variable Annuity Account XIV – SecureDesigns Variable Annuity Separate Account (the Separate Account) comprised of the subaccounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in Note 1 for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Variable Annuity Account XIV – SecureDesigns Variable Annuity Separate Account at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in Note 1, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, MO
April 26, 2018

1

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets

December 31, 2017

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Assets:
Mutual funds, at market value	$622,232	$1,201,420	$7,303,072	$15,121,362	$41,744,138
Investment income receivable	-	-	-	-	-
Total assets	622,232	1,201,420	7,303,072	15,121,362	41,744,138

Net assets:
Accumulation assets	622,232	1,201,420	7,303,072	15,121,362	41,725,364
Annuity assets	-	-	-	-	18,774
Net assets	$622,232	$1,201,420	$7,303,072	$15,121,362	$41,744,138

Units outstanding:
Total units	59,656	97,165	444,193	732,208	2,009,968
Unit value	$10.43	$12.36	$16.45	$20.65	$20.77

Mutual funds, at cost	$561,139	$1,103,492	$5,609,017	$11,620,485	$32,060,520
Mutual fund shares	47,938	55,932	320,873	795,024	3,720,511

The accompanying notes are an integral part of these financial statements.
2

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Assets:
Mutual funds, at market value	$6,264,330	$4,735,792	$8,231,295	$14,402,603	$5,930,584
Investment income receivable	-	-	-	-	-
Total assets	6,264,330	4,735,792	8,231,295	14,402,603	5,930,584

Net assets:
Accumulation assets	6,264,330	4,735,792	8,231,295	14,402,603	5,930,584
Annuity assets	-	-	-	-	-
Net assets	$6,264,330	$4,735,792	$8,231,295	$14,402,603	$5,930,584

Units outstanding:
Total units	539,232	535,206	647,433	1,107,320	544,183
Unit value	$11.62	$8.85	$12.71	$13.01	$10.90

Mutual funds, at cost	$5,906,314	$4,708,278	$7,456,069	$13,377,673	$5,432,335
Mutual fund shares	267,706	404,769	273,193	292,083	276,871

The accompanying notes are an integral part of these financial statements.
3

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Assets:
Mutual funds, at market value	$977,557	$2,102,872	$1,549,374	$4,215,452	$15,468,591
Investment income receivable	-	-	-	19,321	-
Total assets	977,557	2,102,872	1,549,374	4,234,773	15,468,591

Net assets:
Accumulation assets	977,557	2,102,872	1,549,374	4,234,773	15,468,591
Annuity assets	-	-	-	-	-
Net assets	$977,557	$2,102,872	$1,549,374	$4,234,773	$15,468,591

Units outstanding:
Total units	92,577	167,989	150,900	421,448	917,199
Unit value	$10.56	$12.52	$10.27	$10.04	$16.87

Mutual funds, at cost	$827,563	$1,916,461	$1,497,927	$4,167,624	$14,406,301
Mutual fund shares	39,118	173,504	104,405	571,199	577,617

The accompanying notes are an integral part of these financial statements.
4

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Assets:
Mutual funds, at market value	$5,167,145	$6,011,904	$4,791,984	$10,722,095	$341,321
Investment income receivable	-	-	-	-	-
Total assets	5,167,145	6,011,904	4,791,984	10,722,095	341,321

Net assets:
Accumulation assets	5,167,145	6,011,904	4,791,984	10,722,095	341,321
Annuity assets	-	-	-	-	-
Net assets	$5,167,145	$6,011,904	$4,791,984	$10,722,095	$341,321

Units outstanding:
Total units	288,943	486,166	371,114	494,752	27,996
Unit value	$17.89	$12.37	$12.91	$21.67	$12.20

Mutual funds, at cost	$4,164,312	$5,133,179	$4,180,487	$7,882,744	$326,958
Mutual fund shares	199,196	267,791	238,170	471,301	7,698

The accompanying notes are an integral part of these financial statements.
5

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Assets:
Mutual funds, at market value	$12,169,149	$3,743,704	$3,650,732	$5,099,226	$871,078
Investment income receivable	-	-	-	-	-
Total assets	12,169,149	3,743,704	3,650,732	5,099,226	871,078

Net assets:
Accumulation assets	12,169,149	3,743,704	3,650,732	5,099,226	871,078
Annuity assets	-	-	-	-	-
Net assets	$12,169,149	$3,743,704	$3,650,732	$5,099,226	$871,078

Units outstanding:
Total units	1,174,605	322,501	293,578	363,757	87,103
Unit value	$10.36	$11.61	$12.43	$14.02	$10.02

Mutual funds, at cost	$10,553,906	$3,394,392	$3,184,752	$4,663,515	$853,859
Mutual fund shares	990,973	160,536	164,299	143,277	165,290

The accompanying notes are an integral part of these financial statements.

6

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Assets:
Mutual funds, at market value	$2,934,411	$4,132,019	$15,090,378	$15,721,619	$3,149,404
Investment income receivable	-	-	-	-	-
Total assets	2,934,411	4,132,019	15,090,378	15,721,619	3,149,404

Net assets:
Accumulation assets	2,934,411	4,132,019	15,074,608	15,705,757	3,149,404
Annuity assets	-	-	15,770	15,862	-
Net assets	$2,934,411	$4,132,019	$15,090,378	$15,721,619	$3,149,404

Units outstanding:
Total units	279,372	364,951	1,338,818	1,329,109	225,560
Unit value	$10.50	$11.33	$11.26	$11.82	$13.96

Mutual funds, at cost	$2,560,525	$3,976,803	$14,090,923	$16,270,684	$3,014,724
Mutual fund shares	129,497	548,741	933,233	794,021	159,061

The accompanying notes are an integral part of these financial statements.
7

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity(d)	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Assets:
Mutual funds, at market value	$7,830,286	$26,595,165	$4,742,203	$3,276,540	$1,386,374
Investment income receivable	-	-	-	-	-
Total assets	7,830,286	26,595,165	4,742,203	3,276,540	1,386,374

Net assets:
Accumulation assets	7,830,286	26,595,165	4,732,896	3,276,540	1,386,374
Annuity assets	-	-	9,307	-	-
Net assets	$7,830,286	$26,595,165	$4,742,203	$3,276,540	$1,386,374

Units outstanding:
Total units	833,601	1,396,816	226,150	329,116	257,919
Unit value	$9.39	$19.04	$21.00	$9.96	$5.38

Mutual funds, at cost	$7,986,439	$19,104,586	$3,731,944	$3,275,557	$1,596,596
Mutual fund shares	725,026	739,371	236,519	124,773	81,265

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

8

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value
Assets:
Mutual funds, at market value	$28,767,208	$23,462,055	$5,464,393	$12,593,575	$46,202,822
Investment income receivable	-	-	-	-	-
Total assets	28,767,208	23,462,055	5,464,393	12,593,575	46,202,822

Net assets:
Accumulation assets	28,733,810	23,456,496	5,453,353	12,593,575	46,189,272
Annuity assets	33,398	5,559	11,040	-	13,550
Net assets	$28,767,208	$23,462,055	$5,464,393	$12,593,575	$46,202,822

Units outstanding:
Total units	838,015	1,553,393	379,166	982,609	1,276,454
Unit value	$34.34	$15.08	$14.42	$12.82	$36.20

Mutual funds, at cost	$27,105,296	$17,397,533	$4,237,523	$8,420,987	$29,696,095
Mutual fund shares	924,099	541,099	310,653	397,524	560,986

The accompanying notes are an integral part of these financial statements.
9

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Assets:
Mutual funds, at market value	$2,378,470	$27,505,228	$18,746,131	$9,678,366	$10,716,157
Investment income receivable	-	-	-	-	-
Total assets	2,378,470	27,505,228	18,746,131	9,678,366	10,716,157

Net assets:
Accumulation assets	2,378,470	27,503,186	18,746,131	9,678,366	10,713,905
Annuity assets	-	2,042	-	-	2,252
Net assets	$2,378,470	$27,505,228	$18,746,131	$9,678,366	$10,716,157

Units outstanding:
Total units	360,313	764,737	1,935,268	951,815	800,671
Unit value	$6.60	$35.96	$9.67	$10.19	$13.37

Mutual funds, at cost	$2,188,294	$22,122,604	$13,431,500	$6,992,653	$6,763,092
Mutual fund shares	95,790	599,373	412,003	477,002	179,140

The accompanying notes are an integral part of these financial statements.
10

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. Comstock	Invesco V.I. Equity and Income
Assets:
Mutual funds, at market value	$5,892,515	$34,935,987	$15,506,571	$28,082,800	$13,190,700
Investment income receivable	-	-	-	-	-
Total assets	5,892,515	34,935,987	15,506,571	28,082,800	13,190,700

Net assets:
Accumulation assets	5,892,515	34,935,987	15,491,769	28,065,630	13,170,897
Annuity assets	-	-	14,802	17,170	19,803
Net assets	$5,892,515	$34,935,987	$15,506,571	$28,082,800	$13,190,700

Units outstanding:
Total units	579,578	3,096,567	1,422,941	1,873,407	907,209
Unit value	$10.19	$11.28	$10.88	$14.99	$14.54

Mutual funds, at cost	$3,902,795	$31,573,577	$10,548,863	$22,753,811	$11,556,303
Mutual fund shares	146,616	2,130,243	1,067,946	1,367,225	696,079

The accompanying notes are an integral part of these financial statements.
11

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market(c)	Invesco V.I. Government Securities	Invesco V.I. International Growth
Assets:
Mutual funds, at market value	$7,821,655	$12,340,823	$28,390,960	$17,047,231	$32,042,380
Investment income receivable	-	-	-	-	-
Total assets	7,821,655	12,340,823	28,390,960	17,047,231	32,042,380

Net assets:
Accumulation assets	7,821,655	12,340,823	28,389,107	16,995,926	32,038,316
Annuity assets	-	-	1,853	51,305	4,064
Net assets	$7,821,655	$12,340,823	$28,390,960	$17,047,231	$32,042,380

Units outstanding:
Total units	386,700	565,463	3,011,640	1,952,556	1,911,601
Unit value	$20.23	$21.84	$9.43	$8.73	$16.77

Mutual funds, at cost	$7,662,976	$11,621,791	$28,390,960	$17,757,463	$26,482,606
Mutual fund shares	295,827	709,651	28,390,960	1,507,271	814,706

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.
12

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities	Ivy VIP Asset Strategy(b)	Janus Henderson VIT Enterprise(b)
Assets:
Mutual funds, at market value	$4,138,435	$3,151,189	$3,259,311	$199,332	$29,371,219
Investment income receivable	-	-	-	-	-
Total assets	4,138,435	3,151,189	3,259,311	199,332	29,371,219

Net assets:
Accumulation assets	4,138,435	3,151,189	3,259,311	199,332	29,346,414
Annuity assets	-	-	-	-	24,805
Net assets	$4,138,435	$3,151,189	$3,259,311	$199,332	$29,371,219

Units outstanding:
Total units	213,173	242,431	213,245	22,120	1,554,335
Unit value	$19.41	$12.99	$15.29	$9.01	$18.88

Mutual funds, at cost	$3,840,263	$2,972,205	$3,033,558	$199,898	$21,697,500
Mutual fund shares	293,298	569,835	431,126	21,278	440,546

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

13

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Janus Henderson VIT Research(b)	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT II Research International
Assets:
Mutual funds, at market value	$15,496,063	$4,257,220	$2,694,663	$391,090	$3,653,656
Investment income receivable	-	-	-	-	-
Total assets	15,496,063	4,257,220	2,694,663	391,090	3,653,656

Net assets:
Accumulation assets	15,496,063	4,257,220	2,694,663	391,090	3,646,085
Annuity assets	-	-	-	-	7,571
Net assets	$15,496,063	$4,257,220	$2,694,663	$391,090	$3,653,656

Units outstanding:
Total units	1,068,352	449,515	253,502	35,473	368,974
Unit value	$14.53	$9.47	$10.63	$11.02	$9.90

Mutual funds, at cost	$12,467,771	$4,304,675	$2,665,870	$341,270	$3,198,102
Mutual fund shares	434,307	393,458	217,663	13,878	216,963

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

14

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Equity(b)	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Assets:
Mutual funds, at market value	$22,964,795	$14,622,137	$10,957,137	$692,646	$3,651,367
Investment income receivable	-	-	-	-	-
Total assets	22,964,795	14,622,137	10,957,137	692,646	3,651,367

Net assets:
Accumulation assets	22,885,973	14,617,971	10,957,137	692,646	3,651,367
Annuity assets	78,822	4,166	-	-	-
Net assets	$22,964,795	$14,622,137	$10,957,137	$692,646	$3,651,367

Units outstanding:
Total units	1,782,624	846,081	1,207,459	60,158	341,285
Unit value	$12.88	$17.28	$9.07	$11.51	$10.70

Mutual funds, at cost	$19,589,161	$13,859,709	$9,136,896	$669,162	$3,653,982
Mutual fund shares	945,832	504,560	623,273	53,652	320,295

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

15

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA
Assets:
Mutual funds, at market value	$1,266,061	$4,321,301	$401,621	$10,329,891	$3,776,826
Investment income receivable	-	-	-	-	-
Total assets	1,266,061	4,321,301	401,621	10,329,891	3,776,826

Net assets:
Accumulation assets	1,266,061	4,321,301	401,621	10,329,891	3,776,826
Annuity assets	-	-	-	-	-
Net assets	$1,266,061	$4,321,301	$401,621	$10,329,891	$3,776,826

Units outstanding:
Total units	131,362	386,028	39,603	437,891	302,203
Unit value	$9.64	$11.19	$10.14	$23.59	$12.50

Mutual funds, at cost	$1,278,615	$4,250,944	$406,358	$7,963,556	$3,483,980
Mutual fund shares	113,957	361,313	37,187	402,098	80,564

The accompanying notes are an integral part of these financial statements.

16

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Total Return Bond Fund/VA(b)	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond
Assets:
Mutual funds, at market value	$9,700,664	$21,782,193	$8,045,349	$3,952,238	$4,682,402
Investment income receivable	-	-	-	-	-
Total assets	9,700,664	21,782,193	8,045,349	3,952,238	4,682,402

Net assets:
Accumulation assets	9,694,162	21,760,570	7,992,951	3,952,238	4,682,402
Annuity assets	6,502	21,623	52,398	-	-
Net assets	$9,700,664	$21,782,193	$8,045,349	$3,952,238	$4,682,402

Units outstanding:
Total units	344,734	3,134,892	588,274	810,742	382,406
Unit value	$28.17	$6.95	$13.68	$4.87	$12.24

Mutual funds, at cost	$8,683,711	$21,960,353	$8,080,422	$5,726,879	$4,734,794
Mutual fund shares	381,615	2,817,878	741,507	551,989	356,347

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

17

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017
	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value
Assets:
Mutual funds, at market value	$9,538,434	$18,353,183	$21,880,507	$7,017,366	$282,085
Investment income receivable	-	-	-	-	-
Total assets	9,538,434	18,353,183	21,880,507	7,017,366	282,085

Net assets:
Accumulation assets	9,510,498	18,326,899	21,879,862	7,017,366	282,085
Annuity assets	27,936	26,284	645	-	-
Net assets	$9,538,434	$18,353,183	$21,880,507	$7,017,366	$282,085

Units outstanding:
Total units	785,958	2,083,628	1,999,384	729,798	23,614
Unit value	$12.13	$8.81	$10.92	$9.61	$11.93

Mutual funds, at cost	$9,383,761	$18,607,153	$22,815,725	$6,975,467	$264,394
Mutual fund shares	884,007	1,792,303	1,761,716	641,441	17,413

The accompanying notes are an integral part of these financial statements.

18

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$5,444,454	$7,391,290	$1,515,140	$740,695	$2,695,793
Investment income receivable	-	-	-	-	-
Total assets	5,444,454	7,391,290	1,515,140	740,695	2,695,793

Net assets:
Accumulation assets	5,434,917	7,391,290	1,515,140	740,695	2,695,793
Annuity assets	9,537	-	-	-	-
Net assets	$5,444,454	$7,391,290	$1,515,140	$740,695	$2,695,793

Units outstanding:
Total units	519,906	522,865	139,194	83,936	232,050
Unit value	$10.48	$14.14	$10.88	$8.82	$11.60

Mutual funds, at cost	$5,796,973	$7,107,965	$1,245,619	$734,359	$2,854,009
Mutual fund shares	524,514	181,470	148,108	44,863	358,483

The accompanying notes are an integral part of these financial statements.
19

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations

Year Ended December 31, 2017

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Investment income (loss):
Dividend distributions	$10,891	$2,860	$116,702	$31,972	$610,776
Expenses:
Mortality and expense risk charge	(3,686)	(7,375)	(52,240)	(82,361)	(247,556)
Other expense charge	(920)	(1,841)	(13,039)	(20,555)	(61,786)
Net investment income (loss)	6,285	(6,356)	51,423	(70,944)	301,434

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	58,219	179,363	660,020	-
Realized capital gain (loss) on sales of fund shares	24,187	17,116	1,481,718	554,035	2,307,658
Change in unrealized appreciation/depreciation on investments during the year	48,703	53,245	(809,079)	2,514,857	446,465
Net realized and unrealized capital gain (loss) on investments	72,890	128,580	852,002	3,728,912	2,754,123
Net increase (decrease) in net assets from operations	$79,175	$122,224	$903,425	$3,657,968	$3,055,557

The accompanying notes are an integral part of these financial statements.

20

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Investment income (loss):
Dividend distributions	$66,803	$17,293	$42,677	$174,044	$52,546
Expenses:
Mortality and expense risk charge	(25,601)	(28,263)	(33,918)	(79,466)	(19,362)
Other expense charge	(6,389)	(7,053)	(8,463)	(19,803)	(4,831)
Net investment income (loss)	34,813	(18,023)	296	74,775	28,353

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	183,335	29,142	179,968	916,978	34,892
Realized capital gain (loss) on sales of fund shares	114,740	(190)	34,445	123,525	58,380
Change in unrealized appreciation/depreciation on investments during the year	268,106	259,889	1,078,772	1,327,926	678,153
Net realized and unrealized capital gain (loss) on investments	566,181	288,841	1,293,185	2,368,429	771,425
Net increase (decrease) in net assets from operations	$600,994	$270,818	$1,293,481	$2,443,204	$799,778

The accompanying notes are an integral part of these financial statements.

21

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Investment income (loss):
Dividend distributions	$6,919	$32,969	$18,454	$248,376	$40,624
Expenses:
Mortality and expense risk charge	(4,946)	(13,184)	(7,902)	(31,133)	(114,379)
Other expense charge	(1,234)	(3,290)	(1,972)	(7,768)	(28,548)
Net investment income (loss)	739	16,495	8,580	209,475	(102,303)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	105,856	17,797	-	1,040,691
Realized capital gain (loss) on sales of fund shares	45,891	160,493	(18,909)	104,690	720,173
Change in unrealized appreciation/depreciation on investments during the year	143,998	41,638	150,647	(36,319)	1,075,244
Net realized and unrealized capital gain (loss) on investments	189,889	307,987	149,535	68,371	2,836,108
Net increase (decrease) in net assets from operations	$190,628	$324,482	$158,115	$277,846	$2,733,805

The accompanying notes are an integral part of these financial statements.

22

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Investment income (loss):
Dividend distributions	$-	$44,862	$31,977	$-	$4,343
Expenses:
Mortality and expense risk charge	(29,698)	(32,749)	(25,664)	(54,027)	(2,464)
Other expense charge	(7,412)	(8,173)	(6,405)	(13,482)	(615)
Net investment income (loss)	(37,110)	3,940	(92)	(67,509)	1,264

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	104,283	82,290	209,273	423,689	53,350
Realized capital gain (loss) on sales of fund shares	160,429	127,303	71,552	296,970	(7,317)
Change in unrealized appreciation/depreciation on investments during the year	818,555	525,781	174,886	2,320,718	46,808
Net realized and unrealized capital gain (loss) on investments	1,083,267	735,374	455,711	3,041,377	92,841
Net increase (decrease) in net assets from operations	$1,046,157	$739,314	$455,619	$2,973,868	$94,105

The accompanying notes are an integral part of these financial statements.

23

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$153,274	$55,522	$37,712	$3,411	$45,970
Expenses:
Mortality and expense risk charge	(68,584)	(23,054)	(21,455)	(18,851)	(6,789)
Other expense charge	(17,116)	(5,753)	(5,355)	(4,703)	(1,694)
Net investment income (loss)	67,574	26,715	10,902	(20,143)	37,487

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	81,537	92,169	268,576	-
Realized capital gain (loss) on sales of fund shares	50,584	125,615	145,247	37,821	46,843
Change in unrealized appreciation/depreciation on investments during the year	2,631,317	199,903	273,798	510,772	(12,959)
Net realized and unrealized capital gain (loss) on investments	2,681,901	407,055	511,214	817,169	33,884
Net increase (decrease) in net assets from operations	$2,749,475	$433,770	$522,116	$797,026	$71,371

The accompanying notes are an integral part of these financial statements.

24

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Investment income (loss):
Dividend distributions	$31,772	$108,183	$667,861	$283,524	$17,588
Expenses:
Mortality and expense risk charge	(13,855)	(25,913)	(96,094)	(97,650)	(21,305)
Other expense charge	(3,457)	(6,467)	(23,983)	(24,371)	(5,318)
Net investment income (loss)	14,460	75,803	547,784	161,503	(9,035)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,473	173,496	-	902,755	240,546
Realized capital gain (loss) on sales of fund shares	21,628	25,625	209,080	(45,387)	17,691
Change in unrealized appreciation/depreciation on investments during the year	489,808	180,119	614,734	225,160	62,134
Net realized and unrealized capital gain (loss) on investments	513,909	379,240	823,814	1,082,528	320,371
Net increase (decrease) in net assets from operations	$528,369	$455,043	$1,371,598	$1,244,031	$311,336

The accompanying notes are an integral part of these financial statements.

25

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity(d)	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Investment income (loss):
Dividend distributions	$220,073	$282,920	$-	$109,809	$20,503
Expenses:
Mortality and expense risk charge	(44,290)	(152,892)	(29,054)	(19,816)	(8,417)
Other expense charge	(11,054)	(38,157)	(7,251)	(4,945)	(2,101)
Net investment income (loss)	164,729	91,871	(36,305)	85,048	9,985

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,821,897	-	-	-
Realized capital gain (loss) on sales of fund shares	(16,669)	1,512,291	131,480	51	(62,894)
Change in unrealized appreciation/depreciation on investments during the year	118,973	(22,820)	200,738	3,050	160,422
Net realized and unrealized capital gain (loss) on investments	102,304	3,311,368	332,218	3,101	97,528
Net increase (decrease) in net assets from operations	$267,033	$3,403,239	$295,913	$88,149	$107,513

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

26

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value
Investment income (loss):
Dividend distributions	$1,579,877	$292,917	$18,692	$196,235	$309,533
Expenses:
Mortality and expense risk charge	(192,190)	(139,183)	(31,751)	(80,884)	(281,909)
Other expense charge	(47,967)	(34,737)	(7,924)	(20,187)	(70,359)
Net investment income (loss)	1,339,720	118,997	(20,983)	95,164	(42,735)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	662,693	-	281,397	875,295
Realized capital gain (loss) on sales of fund shares	674,879	951,696	116,875	1,222,496	3,137,108
Change in unrealized appreciation/depreciation on investments during the year	(308,593)	1,500,885	599,212	114,786	1,666,661
Net realized and unrealized capital gain (loss) on investments	366,286	3,115,274	716,087	1,618,679	5,679,064
Net increase (decrease) in net assets from operations	$1,706,006	$3,234,271	$695,104	$1,713,843	$5,636,329

The accompanying notes are an integral part of these financial statements.

27

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Investment income (loss):
Dividend distributions	$-	$99,078	$203,451	$90,869	$96,015
Expenses:
Mortality and expense risk charge	(15,637)	(160,702)	(103,430)	(53,845)	(62,292)
Other expense charge	(3,903)	(40,108)	(25,813)	(13,438)	(15,546)
Net investment income (loss)	(19,540)	(101,732)	74,208	23,586	18,177

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	907,681	234,242	-	-
Realized capital gain (loss) on sales of fund shares	39,217	1,196,323	974,202	854,784	750,285
Change in unrealized appreciation/depreciation on investments during the year	49,873	(1,289,730)	2,055,401	1,425,157	1,455,987
Net realized and unrealized capital gain (loss) on investments	89,090	814,274	3,263,845	2,279,941	2,206,272
Net increase (decrease) in net assets from operations	$69,550	$712,542	$3,338,053	$2,303,527	$2,224,449

The accompanying notes are an integral part of these financial statements.

28

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. Comstock	Invesco V.I. Equity and Income
Investment income (loss):
Dividend distributions	$38,553	$1,533,918	$433,599	$534,665	$164,983
Expenses:
Mortality and expense risk charge	(30,728)	(212,786)	(95,505)	(158,329)	(70,563)
Other expense charge	(7,669)	(53,105)	(23,836)	(39,514)	(17,611)
Net investment income (loss)	156	1,268,027	314,258	336,822	76,809

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1,171,328	206,062
Realized capital gain (loss) on sales of fund shares	237,062	797,609	1,025,237	973,229	336,589
Change in unrealized appreciation/depreciation on investments during the year	766,574	(32,604)	767,747	1,719,018	489,203
Net realized and unrealized capital gain (loss) on investments	1,003,636	765,005	1,792,984	3,863,575	1,031,854
Net increase (decrease) in net assets from operations	$1,003,792	$2,033,032	$2,107,242	$4,200,397	$1,108,663

The accompanying notes are an integral part of these financial statements.

29

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market(c)	Invesco V.I. Government Securities	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$29,596	$405,885	$94,821	$337,999	$410,309
Expenses:
Mortality and expense risk charge	(48,933)	(75,770)	(182,668)	(115,341)	(191,346)
Other expense charge	(12,212)	(18,911)	(45,589)	(28,788)	(47,754)
Net investment income (loss)	(31,549)	311,204	(133,436)	193,870	171,209

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	411,107	205,993	-	-	-
Realized capital gain (loss) on sales of fund shares	34,604	115,837	-	(188,517)	1,122,567
Change in unrealized appreciation/depreciation on investments during the year	737,643	830,227	-	192,317	4,902,818
Net realized and unrealized capital gain (loss) on investments	1,183,354	1,152,057	-	3,800	6,025,385
Net increase (decrease) in net assets from operations	$1,151,805	$1,463,261	$(133,436)	$197,670	$6,196,594

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

30

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities	Ivy VIP Asset Strategy(b)	Janus Henderson VIT Enterprise(b)
Investment income (loss):
Dividend distributions	$14,103	$-	$489	$3,220	$40,940
Expenses:
Mortality and expense risk charge	(27,200)	(18,073)	(18,445)	(1,287)	(170,653)
Other expense charge	(6,789)	(4,511)	(4,603)	(321)	(42,590)
Net investment income (loss)	(19,886)	(22,584)	(22,559)	1,612	(172,303)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	92,846	192,977	-	-	1,871,418
Realized capital gain (loss) on sales of fund shares	50,750	16,565	(6,608)	(19,331)	1,269,794
Change in unrealized appreciation/depreciation on investments during the year	455,501	373,379	495,291	53,728	3,613,299
Net realized and unrealized capital gain (loss) on investments	599,097	582,921	488,683	34,397	6,754,511
Net increase (decrease) in net assets from operations	$579,211	$560,337	$466,124	$36,009	$6,582,208

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

31

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Janus Henderson VIT Research(b)	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT II Research International
Investment income (loss):
Dividend distributions	$36,775	$149,259	$110,331	$-	$54,371
Expenses:
Mortality and expense risk charge	(89,472)	(32,927)	(17,445)	(2,091)	(20,078)
Other expense charge	(22,329)	(8,218)	(4,354)	(522)	(5,011)
Net investment income (loss)	(75,026)	108,114	88,532	(2,613)	29,282

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	148,930	-	25,992	-	-
Realized capital gain (loss) on sales of fund shares	347,051	(104,998)	49,380	467	28,359
Change in unrealized appreciation/depreciation on investments during the year	3,078,004	152,421	72,022	90,843	731,185
Net realized and unrealized capital gain (loss) on investments	3,573,985	47,423	147,394	91,310	759,544
Net increase (decrease) in net assets from operations	$3,498,959	$155,537	$235,926	$88,697	$788,826

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

32

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Equity(b)	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Investment income (loss):
Dividend distributions	$494,248	$645,726	$66,217	$7,815	$57,469
Expenses:
Mortality and expense risk charge	(138,534)	(94,684)	(54,603)	(2,479)	(19,390)
Other expense charge	(34,575)	(23,631)	(13,626)	(619)	(4,839)
Net investment income (loss)	321,139	527,411	(2,012)	4,717	33,240

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	634,448	-	-	38,421	216,957
Realized capital gain (loss) on sales of fund shares	576,297	142,583	134,762	253	14,302
Change in unrealized appreciation/depreciation on investments during the year	930,513	1,380,204	2,437,315	25,826	111,218
Net realized and unrealized capital gain (loss) on investments	2,141,258	1,522,787	2,572,077	64,500	342,477
Net increase (decrease) in net assets from operations	$2,462,397	$2,050,198	$2,570,065	$69,217	$375,717

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

33

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA
Investment income (loss):
Dividend distributions	$22,147	$55,596	$6,722	$34,443	$9,522
Expenses:
Mortality and expense risk charge	(6,661)	(14,938)	(3,041)	(60,866)	(12,011)
Other expense charge	(1,662)	(3,727)	(759)	(15,191)	(2,997)
Net investment income (loss)	13,824	36,931	2,922	(41,614)	(5,486)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,030	216,703	17,801	370,142	-
Realized capital gain (loss) on sales of fund shares	(4,986)	(6,361)	210	315,702	146,443
Change in unrealized appreciation/depreciation on investments during the year	43,180	117,595	25,141	974,299	403,994
Net realized and unrealized capital gain (loss) on investments	44,224	327,937	43,152	1,660,143	550,437
Net increase (decrease) in net assets from operations	$58,048	$364,868	$46,074	$1,618,529	$544,951

The accompanying notes are an integral part of these financial statements.

34

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Total Return Bond Fund/VA(b)	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond
Investment income (loss):
Dividend distributions	$46,359	$502,079	$387,229	$468,966	$231,644
Expenses:
Mortality and expense risk charge	(43,385)	(136,371)	(51,136)	(25,016)	(27,934)
Other expense charge	(10,828)	(34,035)	(12,762)	(6,244)	(6,971)
Net investment income (loss)	(7,854)	331,673	323,331	437,706	196,739

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	386,618	-	-	-	-
Realized capital gain (loss) on sales of fund shares	149,509	(148,012)	(51,940)	(877,008)	(27,627)
Change in unrealized appreciation/depreciation on investments during the year	357,153	629,971	746,103	456,167	217,916
Net realized and unrealized capital gain (loss) on investments	893,280	481,959	694,163	(420,841)	190,289
Net increase (decrease) in net assets from operations	$885,426	$813,632	$1,017,494	$16,865	$387,028

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

35

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value
Investment income (loss):
Dividend distributions	$458,079	$247,318	$570,611	$95,918	$1,399
Expenses:
Mortality and expense risk charge	(61,030)	(110,392)	(145,023)	(29,887)	(1,695)
Other expense charge	(15,232)	(27,552)	(36,196)	(7,458)	(423)
Net investment income (loss)	381,817	109,374	389,392	58,573	(719)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	7,938
Realized capital gain (loss) on sales of fund shares	123,287	(91,590)	(392,905)	7,534	11,566
Change in unrealized appreciation/depreciation on investments during the year	(303,270)	94,181	690,727	121,785	(699)
Net realized and unrealized capital gain (loss) on investments	(179,983)	2,591	297,822	129,319	18,805
Net increase (decrease) in net assets from operations	$201,834	$111,965	$687,214	$187,892	$18,086

The accompanying notes are an integral part of these financial statements.

36

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)

Year Ended December 31, 2017

	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$36,567	$-	$11,343	$-	$131,106
Expenses:
Mortality and expense risk charge	(34,186)	(35,573)	(6,021)	(5,939)	(17,254)
Other expense charge	(8,532)	(8,879)	(1,502)	(1,482)	(4,306)
Net investment income (loss)	(6,151)	(44,452)	3,820	(7,421)	109,546

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	572,918	305,728	-	3,597	-
Realized capital gain (loss) on sales of fund shares	(3,290)	(91,542)	35,266	20,865	(30,949)
Change in unrealized appreciation/depreciation on investments during the year	(322,715)	1,200,609	252,634	(2,925)	137,815
Net realized and unrealized capital gain (loss) on investments	246,913	1,414,795	287,900	21,537	106,866
Net increase (decrease) in net assets from operations	$240,762	$1,370,343	$291,720	$14,116	$216,412

The accompanying notes are an integral part of these financial statements.

37

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets

Years Ended December 31, 2017 and 2016

	AB VPS Dynamic Asset Allocation		AB VPS Small/Mid Cap Value		American Century VP Mid Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,285	$(556)	$(6,356)	$(2,324)	$51,423	$104,525
Capital gains distributions	-	216	58,219	34,245	179,363	674,223
Realized capital gain (loss) on sales of fund shares	24,187	(3,936)	17,116	(5,345)	1,481,718	349,603
Change in unrealized appreciation/depreciation on investments during the year	48,703	33,435	53,245	114,971	(809,079)	1,511,584
Net increase (decrease) in net assets from operations	79,175	29,159	122,224	141,547	903,425	2,639,935

From contract owner transactions:
Variable annuity deposits	9,032	202,996	119,390	93,331	166,408	241,025
Contract owner maintenance charges	(3,415)	(3,332)	(4,596)	(1,674)	(38,192)	(64,729)
Terminations and withdrawals	(84,181)	(194,458)	(53,463)	(28,672)	(1,184,931)	(1,506,329)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(39,121)	(5,723)	(375,985)	794,586	(6,123,524)	(1,405,580)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(117,685)	(517)	(314,654)	857,571	(7,180,239)	(2,735,613)
Net increase (decrease) in net assets	(38,510)	28,642	(192,430)	999,118	(6,276,814)	(95,678)
Net assets at beginning of year	660,742	632,100	1,393,850	394,732	13,579,886	13,675,564
Net assets at end of year	$622,232	$660,742	$1,201,420	$1,393,850	$7,303,072	$13,579,886

The accompanying notes are an integral part of these financial statements.

38

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Century VP Ultra		American Century VP Value		American Funds IS Asset Allocation
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(70,944)	$(68,888)	$301,434	$289,401	$34,813	$38,772
Capital gains distributions	660,020	670,796	-	-	183,335	82,897
Realized capital gain (loss) on sales of fund shares	554,035	693,804	2,307,658	713,972	114,740	6,554
Change in unrealized appreciation/depreciation on investments during the year	2,514,857	(599,303)	446,465	5,157,811	268,106	195,628
Net increase (decrease) in net assets from operations	3,657,968	696,409	3,055,557	6,161,184	600,994	323,851

From contract owner transactions:
Variable annuity deposits	295,034	547,867	1,485,765	1,283,312	616,426	110,694
Contract owner maintenance charges	(65,304)	(62,596)	(191,085)	(168,952)	(13,114)	(9,533)
Terminations and withdrawals	(1,663,373)	(1,605,820)	(3,908,413)	(3,063,217)	(624,540)	(292,580)
Annuity payments	(9,811)	-	(6,022)	(5,499)	-	-
Transfers between subaccounts, net	360,361	(597,244)	(934,811)	7,765,971	829,371	2,122,022
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,083,093)	(1,717,793)	(3,554,566)	5,811,615	808,143	1,930,603
Net increase (decrease) in net assets	2,574,875	(1,021,384)	(499,009)	11,972,799	1,409,137	2,254,454
Net assets at beginning of year	12,546,487	13,567,871	42,243,147	30,270,348	4,855,193	2,600,739
Net assets at end of year	$15,121,362	$12,546,487	$41,744,138	$42,243,147	$6,264,330	$4,855,193

The accompanying notes are an integral part of these financial statements.

39

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Funds IS Global Bond		American Funds IS Global Growth		American Funds IS Growth-Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(18,023)	$(12,686)	$296	$(3,701)	$74,775	$49,499
Capital gains distributions	29,142	8,379	179,968	289,803	916,978	767,770
Realized capital gain (loss) on sales of fund shares	(190)	(45,912)	34,445	(273,535)	123,525	(208,003)
Change in unrealized appreciation/depreciation on investments during the year	259,889	82,639	1,078,772	(42,907)	1,327,926	156,568
Net increase (decrease) in net assets from operations	270,818	32,420	1,293,481	(30,340)	2,443,204	765,834

From contract owner transactions:
Variable annuity deposits	205,325	492,715	982,944	764,925	2,259,862	785,758
Contract owner maintenance charges	(20,387)	(20,250)	(21,783)	(14,158)	(41,300)	(31,682)
Terminations and withdrawals	(202,242)	(304,016)	(482,860)	(195,860)	(1,165,602)	(906,671)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	2,944	303,310	3,738,043	(1,626,461)	2,004,929	2,190,625
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(14,360)	471,759	4,216,344	(1,071,554)	3,057,889	2,038,030
Net increase (decrease) in net assets	256,458	504,179	5,509,825	(1,101,894)	5,501,093	2,803,864
Net assets at beginning of year	4,479,334	3,975,155	2,721,470	3,823,364	8,901,510	6,097,646
Net assets at end of year	$4,735,792	$4,479,334	$8,231,295	$2,721,470	$14,402,603	$8,901,510

The accompanying notes are an integral part of these financial statements.

40

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Funds IS International		American Funds IS New World		BlackRock Equity Dividend V.I.
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28,353	$9,678	$739	$(135)	$16,495	$16,108
Capital gains distributions	34,892	109,621	-	-	105,856	76,252
Realized capital gain (loss) on sales of fund shares	58,380	(49,100)	45,891	(8,815)	160,493	6,195
Change in unrealized appreciation/depreciation on investments during the year	678,153	(33,902)	143,998	27,495	41,638	212,898
Net increase (decrease) in net assets from operations	799,778	36,297	190,628	18,545	324,482	311,453

From contract owner transactions:
Variable annuity deposits	1,063,560	390,399	31,055	75,618	217,449	88,780
Contract owner maintenance charges	(9,665)	(4,976)	(2,052)	(1,125)	(13,177)	(8,607)
Terminations and withdrawals	(153,659)	(79,875)	(59,875)	(55,483)	(217,862)	(81,264)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	2,654,139	237,450	388,426	71,246	(707,667)	1,340,753
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	3,554,375	542,998	357,554	90,256	(721,257)	1,339,662
Net increase (decrease) in net assets	4,354,153	579,295	548,182	108,801	(396,775)	1,651,115
Net assets at beginning of year	1,576,431	997,136	429,375	320,574	2,499,647	848,532
Net assets at end of year	$5,930,584	$1,576,431	$977,557	$429,375	$2,102,872	$2,499,647

The accompanying notes are an integral part of these financial statements.

41

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	BlackRock Global Allocation V.I.		BlackRock High Yield V.I.		ClearBridge Variable Aggressive Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,580	$3,290	$209,475	$144,852	$(102,303)	$(60,833)
Capital gains distributions	17,797	-	-	-	1,040,691	1,032,897
Realized capital gain (loss) on sales of fund shares	(18,909)	(124,802)	104,690	10,593	720,173	(123,652)
Change in unrealized appreciation/depreciation on investments during the year	150,647	178,818	(36,319)	234,711	1,075,244	(1,483,952)
Net increase (decrease) in net assets from operations	158,115	57,306	277,846	390,156	2,733,805	(635,540)

From contract owner transactions:
Variable annuity deposits	170,011	68,783	243,012	165,063	432,286	780,517
Contract owner maintenance charges	(6,236)	(11,245)	(18,994)	(14,262)	(99,194)	(84,571)
Terminations and withdrawals	(76,377)	(118,609)	(399,388)	(428,125)	(1,505,853)	(1,510,086)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(179,807)	(801,091)	1,044,009	1,579,579	(6,365,831)	(5,473,189)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(92,409)	(862,162)	868,639	1,302,255	(7,538,592)	(6,287,329)
Net increase (decrease) in net assets	65,706	(804,856)	1,146,485	1,692,411	(4,804,787)	(6,922,869)
Net assets at beginning of year	1,483,668	2,288,524	3,088,288	1,395,877	20,273,378	27,196,247
Net assets at end of year	$1,549,374	$1,483,668	$4,234,773	$3,088,288	$15,468,591	$20,273,378

The accompanying notes are an integral part of these financial statements.

42

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	ClearBridge Variable Small Cap Growth		Dreyfus IP MidCap Stock		Dreyfus IP Small Cap Stock Index
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(37,110)	$(34,776)	$3,940	$(13,810)	$(92)	$(4,277)
Capital gains distributions	104,283	188,822	82,290	100,374	209,273	75,783
Realized capital gain (loss) on sales of fund shares	160,429	(82,851)	127,303	(31,980)	71,552	680
Change in unrealized appreciation/depreciation on investments during the year	818,555	102,205	525,781	457,152	174,886	472,169
Net increase (decrease) in net assets from operations	1,046,157	173,400	739,314	511,736	455,619	544,355

From contract owner transactions:
Variable annuity deposits	122,386	151,567	168,509	199,009	513,270	332,443
Contract owner maintenance charges	(25,245)	(24,370)	(11,654)	(8,498)	(17,164)	(7,303)
Terminations and withdrawals	(662,058)	(529,354)	(311,893)	(253,663)	(394,033)	(91,325)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	17,704	(291,075)	288,333	3,314,539	445,503	2,267,466
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(547,213)	(693,232)	133,295	3,251,387	547,576	2,501,281
Net increase (decrease) in net assets	498,944	(519,832)	872,609	3,763,123	1,003,195	3,045,636
Net assets at beginning of year	4,668,201	5,188,033	5,139,295	1,376,172	3,788,789	743,153
Net assets at end of year	$5,167,145	$4,668,201	$6,011,904	$5,139,295	$4,791,984	$3,788,789

The accompanying notes are an integral part of these financial statements.

43

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dreyfus IP Technology Growth		Dreyfus VIF Appreciation		Dreyfus VIF International Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(67,509)	$(52,806)	$1,264	$3,587	$67,574	$40,322
Capital gains distributions	423,689	383,295	53,350	96,843	-	-
Realized capital gain (loss) on sales of fund shares	296,970	201,147	(7,317)	(62,713)	50,584	(413,787)
Change in unrealized appreciation/depreciation on investments during the year	2,320,718	(395,532)	46,808	8,550	2,631,317	212,551
Net increase (decrease) in net assets from operations	2,973,868	136,104	94,105	46,267	2,749,475	(160,914)

From contract owner transactions:
Variable annuity deposits	201,863	190,380	1,175	39,232	147,742	241,758
Contract owner maintenance charges	(44,068)	(36,418)	(1,100)	(1,141)	(59,394)	(34,343)
Terminations and withdrawals	(1,114,103)	(1,067,046)	(48,064)	(106,194)	(1,224,068)	(1,000,775)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	1,515,951	(404,041)	(129,161)	(131,308)	110,282	5,196,593
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	559,643	(1,317,125)	(177,150)	(199,411)	(1,025,438)	4,403,233
Net increase (decrease) in net assets	3,533,511	(1,181,021)	(83,045)	(153,144)	1,724,037	4,242,319
Net assets at beginning of year	7,188,584	8,369,605	424,366	577,510	10,445,112	6,202,793
Net assets at end of year	$10,722,095	$7,188,584	$341,321	$424,366	$12,169,149	$10,445,112

The accompanying notes are an integral part of these financial statements.

44

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity VIP Equity-Income		Fidelity VIP Growth & Income		Fidelity VIP Growth Opportunities
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$26,715	$55,208	$10,902	$33,025	$(20,143)	$(10,186)
Capital gains distributions	81,537	70,617	92,169	128,707	268,576	26,020
Realized capital gain (loss) on sales of fund shares	125,615	(54,585)	145,247	(124,227)	37,821	(66,035)
Change in unrealized appreciation/depreciation on investments during the year	199,903	262,911	273,798	334,642	510,772	34,193
Net increase (decrease) in net assets from operations	433,770	334,151	522,116	372,147	797,026	(16,008)

From contract owner transactions:
Variable annuity deposits	366,187	836,035	413,608	399,287	434,359	319,082
Contract owner maintenance charges	(7,009)	(2,656)	(7,993)	(6,472)	(6,613)	(2,944)
Terminations and withdrawals	(251,506)	(111,714)	(351,739)	(348,535)	(317,882)	(162,704)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(462,999)	1,684,437	(798,005)	1,035,818	2,699,791	(83,643)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(355,327)	2,406,102	(744,129)	1,080,098	2,809,655	69,791
Net increase (decrease) in net assets	78,443	2,740,253	(222,013)	1,452,245	3,606,681	53,783
Net assets at beginning of year	3,665,261	925,008	3,872,745	2,420,500	1,492,545	1,438,762
Net assets at end of year	$3,743,704	$3,665,261	$3,650,732	$3,872,745	$5,099,226	$1,492,545

The accompanying notes are an integral part of these financial statements.

45

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity VIP High Income		Fidelity VIP Overseas		Franklin Founding Funds Allocation VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$37,487	$34,190	$14,460	$6,132	$75,803	$140,948
Capital gains distributions	-	-	2,473	2,359	173,496	154,043
Realized capital gain (loss) on sales of fund shares	46,843	55,510	21,628	(76,040)	25,625	(111,573)
Change in unrealized appreciation/depreciation on investments during the year	(12,959)	76,919	489,808	(44,741)	180,119	305,240
Net increase (decrease) in net assets from operations	71,371	166,619	528,369	(112,290)	455,043	488,658

From contract owner transactions:
Variable annuity deposits	92,347	22,637	51,431	128,026	17,082	34,505
Contract owner maintenance charges	(4,365)	(4,651)	(5,702)	(2,971)	(30,907)	(39,613)
Terminations and withdrawals	(196,499)	(105,763)	(141,160)	(66,560)	(425,087)	(595,482)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(90,227)	554,506	1,173,813	(100,917)	(341,448)	(219,121)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(198,744)	466,729	1,078,382	(42,422)	(780,360)	(819,711)
Net increase (decrease) in net assets	(127,373)	633,348	1,606,751	(154,712)	(325,317)	(331,053)
Net assets at beginning of year	998,451	365,103	1,327,660	1,482,372	4,457,336	4,788,389
Net assets at end of year	$871,078	$998,451	$2,934,411	$1,327,660	$4,132,019	$4,457,336

The accompanying notes are an integral part of these financial statements.

46

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Franklin Income VIP Fund		Franklin Mutual Global Discovery VIP Fund		Franklin Small Cap Value VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$547,784	$689,263	$161,503	$149,481	$(9,035)	$(991)
Capital gains distributions	-	-	902,755	1,304,438	240,546	458,171
Realized capital gain (loss) on sales of fund shares	209,080	(194,487)	(45,387)	(315,142)	17,691	(533,786)
Change in unrealized appreciation/depreciation on investments during the year	614,734	1,510,013	225,160	604,972	62,134	774,178
Net increase (decrease) in net assets from operations	1,371,598	2,004,789	1,244,031	1,743,749	311,336	697,572

From contract owner transactions:
Variable annuity deposits	645,872	600,197	310,368	322,131	226,917	125,712
Contract owner maintenance charges	(77,235)	(80,735)	(84,629)	(85,229)	(15,827)	(12,743)
Terminations and withdrawals	(2,018,576)	(2,261,620)	(2,406,299)	(2,159,230)	(434,746)	(520,119)
Annuity payments	(4,426)	(22,108)	(1,040)	(933)	-	-
Transfers between subaccounts, net	(2,179,034)	611,900	(266,590)	(890,917)	(991,623)	(1,483,956)
Mortality adjustments	-	-	448	696	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,633,399)	(1,152,366)	(2,447,742)	(2,813,482)	(1,215,279)	(1,891,106)
Net increase (decrease) in net assets	(2,261,801)	852,423	(1,203,711)	(1,069,733)	(903,943)	(1,193,534)
Net assets at beginning of year	17,352,179	16,499,756	16,925,330	17,995,063	4,053,347	5,246,881
Net assets at end of year	$15,090,378	$17,352,179	$15,721,619	$16,925,330	$3,149,404	$4,053,347

The accompanying notes are an integral part of these financial statements.

47

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Franklin Strategic Income VIP Fund		Guggenheim VIF All Cap Value		Guggenheim VIF Alpha Opportunity(d)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$164,729	$152,574	$91,871	$178,025	$(36,305)	$(37,250)
Capital gains distributions	-	-	1,821,897	909,388	-	-
Realized capital gain (loss) on sales of fund shares	(16,669)	(135,069)	1,512,291	930,738	131,480	94,921
Change in unrealized appreciation/depreciation on investments during the year	118,973	403,967	(22,820)	2,559,521	200,738	498,713
Net increase (decrease) in net assets from operations	267,033	421,472	3,403,239	4,577,672	295,913	556,384

From contract owner transactions:
Variable annuity deposits	308,129	502,501	397,284	353,207	18,672	32,592
Contract owner maintenance charges	(35,694)	(30,751)	(98,915)	(87,998)	(29,201)	(30,602)
Terminations and withdrawals	(470,765)	(262,345)	(3,471,718)	(3,314,511)	(439,607)	(570,629)
Annuity payments	-	-	(12,536)	-	(2,201)	(2,054)
Transfers between subaccounts, net	1,411,221	47,269	1,384,440	264,443	(205,753)	378,575
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,212,891	256,674	(1,801,445)	(2,784,859)	(658,090)	(192,118)
Net increase (decrease) in net assets	1,479,924	678,146	1,601,794	1,792,813	(362,177)	364,266
Net assets at beginning of year	6,350,362	5,672,216	24,993,371	23,200,558	5,104,380	4,740,114
Net assets at end of year	$7,830,286	$6,350,362	$26,595,165	$24,993,371	$4,742,203	$5,104,380

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

48

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Floating Rate Strategies		Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$85,048	$133,582	$9,985	$50,950	$1,339,720	$2,374,540
Capital gains distributions	-	8,016	-	-	-	-
Realized capital gain (loss) on sales of fund shares	51	(20,126)	(62,894)	(56,169)	674,879	35,948
Change in unrealized appreciation/depreciation on investments during the year	3,050	71,517	160,422	(266,365)	(308,593)	2,157,394
Net increase (decrease) in net assets from operations	88,149	192,989	107,513	(271,584)	1,706,006	4,567,882

From contract owner transactions:
Variable annuity deposits	71,007	39,521	9,159	10,653	904,336	670,102
Contract owner maintenance charges	(16,556)	(12,332)	(4,752)	(5,529)	(147,943)	(151,056)
Terminations and withdrawals	(208,662)	(231,126)	(209,024)	(74,638)	(4,305,175)	(5,075,378)
Annuity payments	-	-	-	-	(2,818)	(28,503)
Transfers between subaccounts, net	457,499	155,407	16,389	95,753	(2,604,743)	(1,485,655)
Mortality adjustments	-	-	-	-	889	1,442
Net increase (decrease) in net assets from contract owner transactions	303,288	(48,530)	(188,228)	26,239	(6,155,454)	(6,069,048)
Net increase (decrease) in net assets	391,437	144,459	(80,715)	(245,345)	(4,449,448)	(1,501,166)
Net assets at beginning of year	2,885,103	2,740,644	1,467,089	1,712,434	33,216,656	34,717,822
Net assets at end of year	$3,276,540	$2,885,103	$1,386,374	$1,467,089	$28,767,208	$33,216,656

The accompanying notes are an integral part of these financial statements.

49

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Large Cap Value		Guggenheim VIF Long Short Equity		Guggenheim VIF Managed Asset Allocation
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$118,997	$191,052	$(20,983)	$(45,531)	$95,164	$60,328
Capital gains distributions	662,693	266,893	-	-	281,397	275,153
Realized capital gain (loss) on sales of fund shares	951,696	1,035,485	116,875	166,694	1,222,496	846,483
Change in unrealized appreciation/depreciation on investments during the year	1,500,885	2,429,071	599,212	(133,208)	114,786	(148,860)
Net increase (decrease) in net assets from operations	3,234,271	3,922,501	695,104	(12,045)	1,713,843	1,033,104

From contract owner transactions:
Variable annuity deposits	284,901	432,727	66,058	54,982	245,489	194,075
Contract owner maintenance charges	(113,208)	(96,918)	(27,186)	(29,648)	(54,106)	(60,737)
Terminations and withdrawals	(2,672,037)	(2,276,228)	(588,590)	(696,325)	(2,203,995)	(1,748,707)
Annuity payments	(2,555)	(2,131)	(1,335)	(1,245)	-	(95,368)
Transfers between subaccounts, net	(383,694)	2,336,514	(77,636)	(365,797)	(1,286,086)	(848,430)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,886,593)	393,964	(628,689)	(1,038,033)	(3,298,698)	(2,559,167)
Net increase (decrease) in net assets	347,678	4,316,465	66,415	(1,050,078)	(1,584,855)	(1,526,063)
Net assets at beginning of year	23,114,377	18,797,912	5,397,978	6,448,056	14,178,430	15,704,493
Net assets at end of year	$23,462,055	$23,114,377	$5,464,393	$5,397,978	$12,593,575	$14,178,430

The accompanying notes are an integral part of these financial statements.

50

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Mid Cap Value		Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(42,735)	$90,501	$(19,540)	$(20,410)	$(101,732)	$(155,174)
Capital gains distributions	875,295	4,535,391	-	-	907,681	2,096,201
Realized capital gain (loss) on sales of fund shares	3,137,108	2,075,133	39,217	38,441	1,196,323	526,781
Change in unrealized appreciation/depreciation on investments during the year	1,666,661	3,756,822	49,873	(60,520)	(1,289,730)	3,381,112
Net increase (decrease) in net assets from operations	5,636,329	10,457,847	69,550	(42,489)	712,542	5,848,920

From contract owner transactions:
Variable annuity deposits	732,344	666,946	49,451	38,250	403,249	531,346
Contract owner maintenance charges	(245,739)	(236,155)	(9,319)	(11,488)	(139,805)	(130,262)
Terminations and withdrawals	(6,834,317)	(5,512,062)	(371,402)	(537,620)	(2,858,958)	(2,478,133)
Annuity payments	(3,100)	(19,533)	-	-	(1,001)	(840)
Transfers between subaccounts, net	(2,762,722)	(489,155)	(175,667)	43,008	686,133	863,213
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(9,113,534)	(5,589,959)	(506,937)	(467,850)	(1,910,382)	(1,214,676)
Net increase (decrease) in net assets	(3,477,205)	4,867,888	(437,387)	(510,339)	(1,197,840)	4,634,244
Net assets at beginning of year	49,680,027	44,812,139	2,815,857	3,326,196	28,703,068	24,068,824
Net assets at end of year	$46,202,822	$49,680,027	$2,378,470	$2,815,857	$27,505,228	$28,703,068

The accompanying notes are an integral part of these financial statements.

51

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF StylePlus Large Core		Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$74,208	$12,968	$23,586	$(17,917)	$18,177	$(3,832)
Capital gains distributions	234,242	141,809	-	305,227	-	61,227
Realized capital gain (loss) on sales of fund shares	974,202	551,729	854,784	394,376	750,285	408,286
Change in unrealized appreciation/depreciation on investments during the year	2,055,401	1,015,587	1,425,157	(119,374)	1,455,987	238,758
Net increase (decrease) in net assets from operations	3,338,053	1,722,093	2,303,527	562,312	2,224,449	704,439

From contract owner transactions:
Variable annuity deposits	291,096	339,043	347,579	125,038	289,125	168,123
Contract owner maintenance charges	(75,973)	(65,017)	(39,581)	(40,245)	(49,892)	(49,242)
Terminations and withdrawals	(2,367,546)	(1,621,427)	(1,054,009)	(912,077)	(1,589,502)	(1,329,434)
Annuity payments	-	-	-	-	(1,015)	(868)
Transfers between subaccounts, net	1,480,805	1,335,037	386,277	(1,213,356)	(399,256)	(407,522)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(671,618)	(12,364)	(359,734)	(2,040,640)	(1,750,540)	(1,618,943)
Net increase (decrease) in net assets	2,666,435	1,709,729	1,943,793	(1,478,328)	473,909	(914,504)
Net assets at beginning of year	16,079,696	14,369,967	7,734,573	9,212,901	10,242,248	11,156,752
Net assets at end of year	$18,746,131	$16,079,696	$9,678,366	$7,734,573	$10,716,157	$10,242,248

The accompanying notes are an integral part of these financial statements.

52

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF StylePlus Small Growth		Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$156	$(16,901)	$1,268,027	$1,215,951	$314,258	$377,535
Capital gains distributions	-	263,607	-	-	-	-
Realized capital gain (loss) on sales of fund shares	237,062	297,421	797,609	1,183,499	1,025,237	765,796
Change in unrealized appreciation/depreciation on investments during the year	766,574	(60,686)	(32,604)	(483,016)	767,747	339,224
Net increase (decrease) in net assets from operations	1,003,792	483,441	2,033,032	1,916,434	2,107,242	1,482,555

From contract owner transactions:
Variable annuity deposits	193,626	71,781	559,303	459,242	309,380	202,613
Contract owner maintenance charges	(23,372)	(21,888)	(160,275)	(154,661)	(74,087)	(79,841)
Terminations and withdrawals	(589,962)	(619,874)	(4,166,649)	(5,139,533)	(2,119,095)	(2,703,340)
Annuity payments	(2,769)	-	(5,685)	(23,415)	(7,359)	(1,874)
Transfers between subaccounts, net	614,716	(541,475)	5,875,563	3,519,085	(1,405,870)	854,935
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	192,239	(1,111,456)	2,102,257	(1,339,282)	(3,297,031)	(1,727,507)
Net increase (decrease) in net assets	1,196,031	(628,015)	4,135,289	577,152	(1,189,789)	(244,952)
Net assets at beginning of year	4,696,484	5,324,499	30,800,698	30,223,546	16,696,360	16,941,312
Net assets at end of year	$5,892,515	$4,696,484	$34,935,987	$30,800,698	$15,506,571	$16,696,360

The accompanying notes are an integral part of these financial statements.

53

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Comstock		Invesco V.I. Equity and Income		Invesco V.I. Global Health Care
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$336,822	$113,735	$76,809	$97,732	$(31,549)	$(75,990)
Capital gains distributions	1,171,328	1,683,003	206,062	353,275	411,107	1,421,140
Realized capital gain (loss) on sales of fund shares	973,229	676,906	336,589	66,566	34,604	215,831
Change in unrealized appreciation/depreciation on investments during the year	1,719,018	1,345,617	489,203	927,492	737,643	(3,099,951)
Net increase (decrease) in net assets from operations	4,200,397	3,819,261	1,108,663	1,445,065	1,151,805	(1,538,970)

From contract owner transactions:
Variable annuity deposits	624,580	1,152,391	200,550	410,656	195,796	255,660
Contract owner maintenance charges	(129,169)	(107,362)	(57,008)	(55,960)	(36,957)	(44,300)
Terminations and withdrawals	(2,267,690)	(2,164,508)	(1,520,439)	(1,793,756)	(929,458)	(1,330,433)
Annuity payments	(2,046)	(1,704)	(5,478)	(26,581)	-	-
Transfers between subaccounts, net	(144,239)	2,602,552	1,648,244	(124,929)	(651,151)	(2,604,470)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,918,564)	1,481,369	265,869	(1,590,570)	(1,421,770)	(3,723,543)
Net increase (decrease) in net assets	2,281,833	5,300,630	1,374,532	(145,505)	(269,965)	(5,262,513)
Net assets at beginning of year	25,800,967	20,500,337	11,816,168	11,961,673	8,091,620	13,354,133
Net assets at end of year	$28,082,800	$25,800,967	$13,190,700	$11,816,168	$7,821,655	$8,091,620

The accompanying notes are an integral part of these financial statements.

54

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Global Real Estate		Invesco V.I. Government Money Market(a)(c)		Invesco V.I. Government Securities
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$311,204	$110,347	$(133,436)	$(150,981)	$193,870	$253,263
Capital gains distributions	205,993	248,103	-	-	-	-
Realized capital gain (loss) on sales of fund shares	115,837	23,335	-	-	(188,517)	(237,832)
Change in unrealized appreciation/depreciation on investments during the year	830,227	(227,069)	-	-	192,317	190,456
Net increase (decrease) in net assets from operations	1,463,261	154,716	(133,436)	(150,981)	197,670	205,887

From contract owner transactions:
Variable annuity deposits	390,784	585,654	9,222,350	2,802,492	231,386	178,859
Contract owner maintenance charges	(59,307)	(65,429)	(177,699)	(117,792)	(118,326)	(163,672)
Terminations and withdrawals	(1,579,069)	(1,765,337)	(7,215,816)	(6,234,381)	(2,036,103)	(4,029,728)
Annuity payments	-	-	(931)	(627)	(3,452)	(3,633)
Transfers between subaccounts, net	(692,520)	(74,667)	(1,177,432)	31,575,213	(2,677,092)	(4,397,952)
Mortality adjustments	-	-	-	-	1,430	2,649
Net increase (decrease) in net assets from contract owner transactions	(1,940,112)	(1,319,779)	650,472	28,024,905	(4,602,157)	(8,413,477)
Net increase (decrease) in net assets	(476,851)	(1,165,063)	517,036	27,873,924	(4,404,487)	(8,207,590)
Net assets at beginning of year	12,817,674	13,982,737	27,873,924	-	21,451,718	29,659,308
Net assets at end of year	$12,340,823	$12,817,674	$28,390,960	$27,873,924	$17,047,231	$21,451,718

(a) Prior year new subaccount. See Note 1.
(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.
55

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$171,209	$64,327	$(19,886)	$(31,621)	$(22,584)	$(22,130)
Capital gains distributions	-	-	92,846	274,512	192,977	297,090
Realized capital gain (loss) on sales of fund shares	1,122,567	563,676	50,750	(122,613)	16,565	(41,196)
Change in unrealized appreciation/depreciation on investments during the year	4,902,818	(958,399)	455,501	354,992	373,379	(262,274)
Net increase (decrease) in net assets from operations	6,196,594	(330,396)	579,211	475,270	560,337	(28,510)

From contract owner transactions:
Variable annuity deposits	681,187	1,018,469	92,772	234,474	126,917	30,577
Contract owner maintenance charges	(148,315)	(122,516)	(25,137)	(21,289)	(15,811)	(13,777)
Terminations and withdrawals	(2,821,512)	(2,421,034)	(552,055)	(508,572)	(494,122)	(354,809)
Annuity payments	(1,875)	(1,700)	-	-	-	-
Transfers between subaccounts, net	(1,314,011)	2,691,967	(28,754)	(607,614)	326,211	(441,860)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,604,526)	1,165,186	(513,174)	(903,001)	(56,805)	(779,869)
Net increase (decrease) in net assets	2,592,068	834,790	66,037	(427,731)	503,532	(808,379)
Net assets at beginning of year	29,450,312	28,615,522	4,072,398	4,500,129	2,647,657	3,456,036
Net assets at end of year	$32,042,380	$29,450,312	$4,138,435	$4,072,398	$3,151,189	$2,647,657

The accompanying notes are an integral part of these financial statements.

56

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Value Opportunities		Ivy VIP Asset Strategy(b)		Janus Henderson VIT Enterprise(b)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(22,559)	$(17,725)	$1,612	$(413)	$(172,303)	$(180,970)
Capital gains distributions	-	788,142	-	-	1,871,418	2,029,844
Realized capital gain (loss) on sales of fund shares	(6,608)	(16,447)	(19,331)	(8,226)	1,269,794	660,150
Change in unrealized appreciation/depreciation on investments during the year	495,291	(320,506)	53,728	545	3,613,299	118,189
Net increase (decrease) in net assets from operations	466,124	433,464	36,009	(8,094)	6,582,208	2,627,213

From contract owner transactions:
Variable annuity deposits	35,199	28,741	57,064	4,122	525,223	425,535
Contract owner maintenance charges	(15,054)	(13,609)	(1,140)	(1,241)	(125,879)	(113,010)
Terminations and withdrawals	(205,596)	(236,746)	(4,682)	(5,758)	(3,386,518)	(2,869,361)
Annuity payments	(5,608)	-	-	-	(1,508)	(1,294)
Transfers between subaccounts, net	122,876	(54,192)	(105,990)	(12,908)	(368,984)	1,629,003
Mortality adjustments	-	-	-	-	645	974
Net increase (decrease) in net assets from contract owner transactions	(68,183)	(275,806)	(54,748)	(15,785)	(3,357,021)	(928,153)
Net increase (decrease) in net assets	397,941	157,658	(18,739)	(23,879)	3,225,187	1,699,060
Net assets at beginning of year	2,861,370	2,703,712	218,071	241,950	26,146,032	24,446,972
Net assets at end of year	$3,259,311	$2,861,370	$199,332	$218,071	$29,371,219	$26,146,032

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

57

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Janus Henderson VIT Research(b)		JPMorgan Insurance Trust Core Bond Portfolio		Lord Abbett Series Bond-Debenture VC
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(75,026)	$(39,677)	$108,114	$116,744	$88,532	$117,841
Capital gains distributions	148,930	774,474	-	-	25,992	-
Realized capital gain (loss) on sales of fund shares	347,051	30,806	(104,998)	(36,815)	49,380	19,127
Change in unrealized appreciation/depreciation on investments during the year	3,078,004	(876,406)	152,421	(113,975)	72,022	26,116
Net increase (decrease) in net assets from operations	3,498,959	(110,803)	155,537	(34,046)	235,926	163,084

From contract owner transactions:
Variable annuity deposits	408,381	226,149	227,312	675,861	133,795	134,332
Contract owner maintenance charges	(43,784)	(47,257)	(25,410)	(40,499)	(13,670)	(10,185)
Terminations and withdrawals	(1,229,816)	(1,249,843)	(461,644)	(1,125,467)	(302,952)	(157,721)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(960,420)	3,259,608	(3,867,513)	2,201,479	(351,969)	2,093,312
Mortality adjustments	157	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,825,482)	2,188,657	(4,127,255)	1,711,374	(534,796)	2,059,738
Net increase (decrease) in net assets	1,673,477	2,077,854	(3,971,718)	1,677,328	(298,870)	2,222,822
Net assets at beginning of year	13,822,586	11,744,732	8,228,938	6,551,610	2,993,533	770,711
Net assets at end of year	$15,496,063	$13,822,586	$4,257,220	$8,228,938	$2,694,663	$2,993,533

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.
58

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Lord Abbett Series Developing Growth VC		MFS VIT II Research International		MFS VIT Total Return
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,613)	$(2,766)	$29,282	$18,813	$321,139	$493,955
Capital gains distributions	-	-	-	-	634,448	849,142
Realized capital gain (loss) on sales of fund shares	467	(42,854)	28,359	(186,437)	576,297	563,051
Change in unrealized appreciation/depreciation on investments during the year	90,843	34,324	731,185	82,704	930,513	71,356
Net increase (decrease) in net assets from operations	88,697	(11,296)	788,826	(84,920)	2,462,397	1,977,504

From contract owner transactions:
Variable annuity deposits	40,812	7,939	101,649	105,835	359,962	328,032
Contract owner maintenance charges	(1,542)	(1,372)	(12,806)	(12,529)	(142,039)	(159,643)
Terminations and withdrawals	(57,075)	(13,141)	(254,483)	(297,249)	(2,867,876)	(4,166,274)
Annuity payments	-	-	(2,104)	(1,863)	(6,486)	(6,093)
Transfers between subaccounts, net	57,810	(140,140)	93,582	(62,534)	(1,044,544)	(688,010)
Mortality adjustments	-	-	-	-	2,002	3,392
Net increase (decrease) in net assets from contract owner transactions	40,005	(146,714)	(74,162)	(268,340)	(3,698,981)	(4,688,596)
Net increase (decrease) in net assets	128,702	(158,010)	714,664	(353,260)	(1,236,584)	(2,711,092)
Net assets at beginning of year	262,388	420,398	2,938,992	3,292,252	24,201,379	26,912,471
Net assets at end of year	$391,090	$262,388	$3,653,656	$2,938,992	$22,964,795	$24,201,379

The accompanying notes are an integral part of these financial statements.

59

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	MFS VIT Utilities		Morgan Stanley VIF Emerging Markets Equity(b)		Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$527,411	$490,779	$(2,012)	$(19,795)	$4,717	$279
Capital gains distributions	-	392,511	-	-	38,421	3,235
Realized capital gain (loss) on sales of fund shares	142,583	(146,640)	134,762	(326,798)	253	(371)
Change in unrealized appreciation/depreciation on investments during the year	1,380,204	962,664	2,437,315	580,212	25,826	4,978
Net increase (decrease) in net assets from operations	2,050,198	1,699,314	2,570,065	233,619	69,217	8,121

From contract owner transactions:
Variable annuity deposits	231,797	462,445	444,748	256,711	513,939	8,382
Contract owner maintenance charges	(76,167)	(79,320)	(43,073)	(29,873)	(450)	(494)
Terminations and withdrawals	(1,946,163)	(2,528,571)	(921,900)	(820,612)	(1,010)	(46,382)
Annuity payments	(271)	(250)	-	-	-	-
Transfers between subaccounts, net	(1,650,240)	(85,197)	2,153,887	505,708	40,423	23,787
Mortality adjustments	111	190	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,440,933)	(2,230,703)	1,633,662	(88,066)	552,902	(14,707)
Net increase (decrease) in net assets	(1,390,735)	(531,389)	4,203,727	145,553	622,119	(6,586)
Net assets at beginning of year	16,012,872	16,544,261	6,753,410	6,607,857	70,527	77,113
Net assets at end of year	$14,622,137	$16,012,872	$10,957,137	$6,753,410	$692,646	$70,527

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

60

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Morningstar Balanced ETF Asset Allocation Portfolio		Morningstar Conservative ETF Asset Allocation Portfolio		Morningstar Growth ETF Asset Allocation Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$33,240	$26,316	$13,824	$8,479	$36,931	$17,234
Capital gains distributions	216,957	120,765	6,030	27,608	216,703	69,922
Realized capital gain (loss) on sales of fund shares	14,302	(119,642)	(4,986)	(4,603)	(6,361)	(127)
Change in unrealized appreciation/depreciation on investments during the year	111,218	74,352	43,180	3,609	117,595	(165)
Net increase (decrease) in net assets from operations	375,717	101,791	58,048	35,093	364,868	86,864

From contract owner transactions:
Variable annuity deposits	678,011	373,377	27,039	36,830	2,815,266	36,310
Contract owner maintenance charges	(13,107)	(8,473)	(6,246)	(7,119)	(7,735)	(4,504)
Terminations and withdrawals	(300,891)	(122,631)	(91,615)	(152,246)	(108,555)	(106,362)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	254,450	(623,953)	198,657	200,123	(356,070)	1,046,212
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	618,463	(381,680)	127,835	77,588	2,342,906	971,656
Net increase (decrease) in net assets	994,180	(279,889)	185,883	112,681	2,707,774	1,058,520
Net assets at beginning of year	2,657,187	2,937,076	1,080,178	967,497	1,613,527	555,007
Net assets at end of year	$3,651,367	$2,657,187	$1,266,061	$1,080,178	$4,321,301	$1,613,527

The accompanying notes are an integral part of these financial statements.

61

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Morningstar Income and Growth ETF Asset Allocation Portfolio		Neuberger Berman AMT Socially Responsive		Oppenheimer Global Fund/VA
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,922	$6,909	$(41,614)	$(15,773)	$(5,486)	$1,322
Capital gains distributions	17,801	31,215	370,142	345,918	-	102,330
Realized capital gain (loss) on sales of fund shares	210	(16,492)	315,702	217,206	146,443	(197,926)
Change in unrealized appreciation/depreciation on investments during the year	25,141	(5,803)	974,299	123,674	403,994	30,687
Net increase (decrease) in net assets from operations	46,074	15,829	1,618,529	671,025	544,951	(63,587)

From contract owner transactions:
Variable annuity deposits	183,233	32,036	112,782	220,552	204,758	266,123
Contract owner maintenance charges	(1,224)	(1,568)	(34,910)	(28,849)	(6,645)	(5,533)
Terminations and withdrawals	(46,447)	(8,159)	(1,050,989)	(880,282)	(197,361)	(119,975)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(387,696)	298,969	(284,033)	2,381,024	2,228,783	(947,566)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(252,134)	321,278	(1,257,150)	1,692,445	2,229,535	(806,951)
Net increase (decrease) in net assets	(206,060)	337,107	361,379	2,363,470	2,774,486	(870,538)
Net assets at beginning of year	607,681	270,574	9,968,512	7,605,042	1,002,340	1,872,878
Net assets at end of year	$401,621	$607,681	$10,329,891	$9,968,512	$3,776,826	$1,002,340

The accompanying notes are an integral part of these financial statements.

62

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Oppenheimer Main Street Small Cap Fund/VA		Oppenheimer Total Return Bond Fund/VA(b)		PIMCO VIT All Asset
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7,854)	$(33,642)	$331,673	$502,406	$323,331	$161,208
Capital gains distributions	386,618	269,868	-	-	-	-
Realized capital gain (loss) on sales of fund shares	149,509	(47,691)	(148,012)	(84,345)	(51,940)	(245,446)
Change in unrealized appreciation/depreciation on investments during the year	357,153	841,080	629,971	(267,831)	746,103	1,097,193
Net increase (decrease) in net assets from operations	885,426	1,029,615	813,632	150,230	1,017,494	1,012,955

From contract owner transactions:
Variable annuity deposits	118,721	134,978	300,967	665,568	144,361	75,767
Contract owner maintenance charges	(42,610)	(45,615)	(92,280)	(89,550)	(36,705)	(40,712)
Terminations and withdrawals	(719,860)	(785,896)	(2,068,956)	(1,834,856)	(1,128,636)	(1,106,542)
Annuity payments	(7,363)	(1,358)	(1,438)	(1,476)	(7,665)	(6,894)
Transfers between subaccounts, net	2,228,535	(109,960)	(1,524,033)	10,968,519	(518,280)	(517,131)
Mortality adjustments	-	-	595	1,097	-	-
Net increase (decrease) in net assets from contract owner transactions	1,577,423	(807,851)	(3,385,145)	9,709,302	(1,546,925)	(1,595,512)
Net increase (decrease) in net assets	2,462,849	221,764	(2,571,513)	9,859,532	(529,431)	(582,557)
Net assets at beginning of year	7,237,815	7,016,051	24,353,706	14,494,174	8,574,780	9,157,337
Net assets at end of year	$9,700,664	$7,237,815	$21,782,193	$24,353,706	$8,045,349	$8,574,780

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

63

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$437,706	$16,391	$196,739	$152,405	$381,817	$76,070
Capital gains distributions	-	-	-	-	-	38,243
Realized capital gain (loss) on sales of fund shares	(877,008)	(706,334)	(27,627)	(80,687)	123,287	218,802
Change in unrealized appreciation/depreciation on investments during the year	456,167	1,229,226	217,916	224,602	(303,270)	384,675
Net increase (decrease) in net assets from operations	16,865	539,283	387,028	296,320	201,834	717,790

From contract owner transactions:
Variable annuity deposits	318,239	174,018	38,710	28,089	174,884	177,003
Contract owner maintenance charges	(19,058)	(22,045)	(24,060)	(16,627)	(49,348)	(60,108)
Terminations and withdrawals	(351,544)	(444,134)	(626,698)	(336,880)	(1,325,482)	(1,672,167)
Annuity payments	-	-	-	-	(5,128)	(5,034)
Transfers between subaccounts, net	(723,945)	554,391	671,498	1,400,513	(232,464)	(1,213,947)
Mortality adjustments	-	-	-	-	186	338
Net increase (decrease) in net assets from contract owner transactions	(776,308)	262,230	59,450	1,075,095	(1,437,352)	(2,773,915)
Net increase (decrease) in net assets	(759,443)	801,513	446,478	1,371,415	(1,235,518)	(2,056,125)
Net assets at beginning of year	4,711,681	3,910,168	4,235,924	2,864,509	10,773,952	12,830,077
Net assets at end of year	$3,952,238	$4,711,681	$4,682,402	$4,235,924	$9,538,434	$10,773,952

The accompanying notes are an integral part of these financial statements.

64

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO VIT Low Duration		PIMCO VIT Real Return		PIMCO VIT Total Return
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$109,374	$158,907	$389,392	$435,215	$58,573	$75,058
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(91,590)	(153,245)	(392,905)	(484,476)	7,534	(75,076)
Change in unrealized appreciation/depreciation on investments during the year	94,181	126,892	690,727	1,388,056	121,785	249,361
Net increase (decrease) in net assets from operations	111,965	132,554	687,214	1,338,795	187,892	249,343

From contract owner transactions:
Variable annuity deposits	284,845	321,772	554,483	569,414	168,587	397,069
Contract owner maintenance charges	(89,733)	(106,279)	(114,951)	(141,992)	(23,724)	(25,716)
Terminations and withdrawals	(2,085,114)	(3,440,402)	(3,445,124)	(4,068,457)	(393,611)	(598,055)
Annuity payments	(4,282)	(4,260)	(319)	(58,427)	-	-
Transfers between subaccounts, net	(304,674)	1,036,540	(1,980,773)	(2,113,334)	2,940,045	(2,023,664)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,198,958)	(2,192,629)	(4,986,684)	(5,812,796)	2,691,297	(2,250,366)
Net increase (decrease) in net assets	(2,086,993)	(2,060,075)	(4,299,470)	(4,474,001)	2,879,189	(2,001,023)
Net assets at beginning of year	20,440,176	22,500,251	26,179,977	30,653,978	4,138,177	6,139,200
Net assets at end of year	$18,353,183	$20,440,176	$21,880,507	$26,179,977	$7,017,366	$4,138,177

The accompanying notes are an integral part of these financial statements.

65

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Putnam VT Small Cap Value		Royce Micro-Cap		T. Rowe Price Health Sciences
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(719)	$1,252	$(6,151)	$(5,523)	$(44,452)	$(52,599)
Capital gains distributions	7,938	25,198	572,918	-	305,728	50,495
Realized capital gain (loss) on sales of fund shares	11,566	(4,843)	(3,290)	(212,146)	(91,542)	(754,440)
Change in unrealized appreciation/depreciation on investments during the year	(699)	24,051	(322,715)	1,228,852	1,200,609	(469,502)
Net increase (decrease) in net assets from operations	18,086	45,658	240,762	1,011,183	1,370,343	(1,226,046)

From contract owner transactions:
Variable annuity deposits	44,809	28,956	73,267	36,890	206,538	409,552
Contract owner maintenance charges	(706)	(783)	(25,328)	(26,196)	(22,372)	(25,108)
Terminations and withdrawals	(13,685)	(8,522)	(838,371)	(871,842)	(366,302)	(720,041)
Annuity payments	-	-	(1,216)	(1,044)	-	-
Transfers between subaccounts, net	35,260	(80,965)	(118,362)	(350,051)	(377,337)	(2,240,643)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	65,678	(61,314)	(910,010)	(1,212,243)	(559,473)	(2,576,240)
Net increase (decrease) in net assets	83,764	(15,656)	(669,248)	(201,060)	810,870	(3,802,286)
Net assets at beginning of year	198,321	213,977	6,113,702	6,314,762	6,580,420	10,382,706
Net assets at end of year	$282,085	$198,321	$5,444,454	$6,113,702	$7,391,290	$6,580,420

The accompanying notes are an integral part of these financial statements.

66

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Templeton Developing Markets VIP Fund		Templeton Global Bond VIP Fund		Western Asset Variable Global High Yield Bond
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,820	$757	$(7,421)	$(7,546)	$109,546	$156,748
Capital gains distributions	-	-	3,597	905	-	-
Realized capital gain (loss) on sales of fund shares	35,266	6,686	20,865	(25,700)	(30,949)	(137,569)
Change in unrealized appreciation/depreciation on investments during the year	252,634	46,894	(2,925)	71,298	137,815	420,328
Net increase (decrease) in net assets from operations	291,720	54,337	14,116	38,957	216,412	439,507

From contract owner transactions:
Variable annuity deposits	49,421	22,129	131,259	79,921	8,785	7,590
Contract owner maintenance charges	(3,406)	(891)	(4,824)	(4,888)	(14,116)	(14,938)
Terminations and withdrawals	(113,584)	(63,126)	(136,748)	(84,481)	(280,612)	(290,591)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	901,531	184,151	(318,049)	277,427	(276,524)	(405,588)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	833,962	142,263	(328,362)	267,979	(562,467)	(703,527)
Net increase (decrease) in net assets	1,125,682	196,600	(314,246)	306,936	(346,055)	(264,020)
Net assets at beginning of year	389,458	192,858	1,054,941	748,005	3,041,848	3,305,868
Net assets at end of year	$1,515,140	$389,458	$740,695	$1,054,941	$2,695,793	$3,041,848

The accompanying notes are an integral part of these financial statements.

67

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements

December 31, 2017

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV - SecureDesigns Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
68

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
69

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
70

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Total Return Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Royce Micro-Cap	Investment	Royce & Associates, LP	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Ninety subaccounts are currently offered by the Account, all of which had activity.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

71

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

April 29, 2016	Invesco V.I. Government Money Market
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	AB VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS New World
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Ivy VIP Asset Strategy
May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Balanced ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Conservative ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Income and Growth ETF Asset Allocation Portfolio
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Total Return
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund

72

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

December 16, 2016	Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
April 28, 2017	Janus Aspen Research	Janus Aspen Janus Portfolio
April 28, 2017	Oppenheimer Total Return Bond Fund/VA	Oppenheimer Core Bond Fund/VA
May 1, 2017	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley UIF Emerging Markets Equity
June 5, 2017	Janus Henderson VIT Enterprise	Janus Aspen Enterprise
June 5, 2017	Janus Henderson VIT Research	Janus Aspen Research

During the current year the following subaccounts were liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

February 24, 2017	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Invesco V.I. Government Money Market	$ 5,269
February 24, 2017	Guggenheim VIF CLS AdvisorOne Growth and Income	Invesco V.I. Government Money Market	$ 2,219

The following subaccount is closed to new investments:
Subaccount

Guggenheim VIF Alpha Opportunity

Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.
The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2017, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Dynamic Asset Allocation	$ 172,246	$ 283,660
AB VPS Small/Mid Cap Value	534,467	797,277
American Century VP Mid Cap Value	506,949	7,456,683
American Century VP Ultra	3,246,034	3,740,311
American Century VP Value	7,786,306	11,040,308
American Funds IS Asset Allocation	3,472,958	2,446,768
American Funds IS Global Bond	789,832	793,165
American Funds IS Global Growth	5,117,883	721,331
73

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS Growth-Income	$ 11,017,688	$ 6,968,230
American Funds IS International	4,580,553	962,965
American Funds IS New World	689,654	331,370
BlackRock Equity Dividend V.I.	1,500,728	2,099,690
BlackRock Global Allocation V.I.	592,954	659,017
BlackRock High Yield V.I.	6,551,777	5,479,167
ClearBridge Variable Aggressive Growth	2,050,870	8,651,493
ClearBridge Variable Small Cap Growth	652,269	1,132,405
Dreyfus IP MidCap Stock	1,721,690	1,502,271
Dreyfus IP Small Cap Stock Index	2,129,830	1,373,144
Dreyfus IP Technology Growth	2,629,561	1,713,887
Dreyfus VIF Appreciation	134,689	257,234
Dreyfus VIF International Value	1,088,477	2,046,556
Fidelity VIP Equity-Income	2,199,184	2,446,334
Fidelity VIP Growth & Income	1,642,308	2,283,446
Fidelity VIP Growth Opportunities	3,927,925	869,868
Fidelity VIP High Income	869,243	1,030,520
Fidelity VIP Overseas	1,728,134	632,846
Franklin Founding Funds Allocation VIP Fund	653,153	1,184,306
Franklin Income VIP Fund	1,635,126	4,721,099
Franklin Mutual Global Discovery VIP Fund	1,926,460	3,310,292
Franklin Small Cap Value VIP Fund	940,970	1,924,822
Franklin Strategic Income VIP Fund	2,198,071	820,582
Guggenheim VIF All Cap Value	5,675,529	5,563,722
Guggenheim VIF Alpha Opportunity(d)	61,957	756,457
Guggenheim VIF Floating Rate Strategies	1,353,600	965,323
Guggenheim VIF Global Managed Futures Strategy	129,183	307,456
Guggenheim VIF High Yield	5,305,163	10,121,580
Guggenheim VIF Large Cap Value	2,270,744	4,376,124
Guggenheim VIF Long Short Equity	142,170	791,954
Guggenheim VIF Managed Asset Allocation	935,573	3,858,002
Guggenheim VIF Mid Cap Value	1,578,948	9,860,954
Guggenheim VIF Multi-Hedge Strategies	198,602	725,137
Guggenheim VIF Small Cap Value	4,595,304	5,700,330
Guggenheim VIF StylePlus Large Core	3,606,863	3,970,363
Guggenheim VIF StylePlus Large Growth	3,156,320	3,492,628
Guggenheim VIF StylePlus Mid Growth	691,785	2,424,360
Guggenheim VIF StylePlus Small Growth	1,017,088	824,790
Guggenheim VIF Total Return Bond	11,157,005	7,787,354
Guggenheim VIF World Equity Income	630,161	3,613,278
Invesco V.I. Comstock	5,796,855	6,207,801
Invesco V.I. Equity and Income	3,360,224	2,811,727
Invesco V.I. Global Health Care	713,765	1,756,144
Invesco V.I. Global Real Estate	1,700,577	3,123,754

(d) Closed to new investments. See Note 1.

74

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Government Money Market(c)	$ 21,761,210	$ 21,244,748
Invesco V.I. Government Securities	1,004,687	5,413,415
Invesco V.I. International Growth	5,836,682	9,270,605
Invesco V.I. Mid Cap Core Equity	1,005,193	1,445,491
Invesco V.I. Mid Cap Growth	867,822	754,289
Invesco V.I. Value Opportunities	366,749	457,550
Ivy VIP Asset Strategy(b)	144,190	197,330
Janus Henderson VIT Enterprise(b)	4,171,182	5,829,628
Janus Henderson VIT Research(b)	1,221,350	2,973,215
JPMorgan Insurance Trust Core Bond Portfolio	2,220,979	6,240,289
Lord Abbett Series Bond-Debenture VC	1,245,136	1,665,470
Lord Abbett Series Developing Growth VC	196,344	158,957
MFS VIT II Research International	627,050	671,990
MFS VIT Total Return	1,727,845	4,471,738
MFS VIT Utilities	1,050,816	3,964,673
Morgan Stanley VIF Emerging Markets Equity(b)	3,202,870	1,571,358
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	601,975	5,936
Morningstar Balanced ETF Asset Allocation Portfolio	1,366,200	497,595
Morningstar Conservative ETF Asset Allocation Portfolio	451,213	303,546
Morningstar Growth ETF Asset Allocation Portfolio	3,316,360	719,853
Morningstar Income and Growth ETF Asset Allocation Portfolio	304,949	536,373
Neuberger Berman AMT Socially Responsive	636,685	1,565,513
Oppenheimer Global Fund/VA	5,190,185	2,966,157
Oppenheimer Main Street Small Cap Fund/VA	3,374,684	1,418,646
Oppenheimer Total Return Bond Fund/VA(b)	4,869,526	7,923,499
PIMCO VIT All Asset	773,607	1,997,377
PIMCO VIT CommodityRealReturn Strategy	1,312,166	1,650,865
PIMCO VIT Emerging Markets Bond	1,471,041	1,214,939
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	1,611,901	2,667,658
PIMCO VIT Low Duration	3,946,546	6,036,550
PIMCO VIT Real Return	3,328,027	7,925,855
PIMCO VIT Total Return	4,256,381	1,506,596
Putnam VT Small Cap Value	436,597	363,704
Royce Micro-Cap	881,541	1,224,910
T. Rowe Price Health Sciences	3,078,094	3,376,427
Templeton Developing Markets VIP Fund	1,118,424	280,650
Templeton Global Bond VIP Fund	489,939	822,147
Western Asset Variable Global High Yield Bond	229,379	682,366

(b) Name change. See Note 1.
(c) Liquidation. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on
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Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders' investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.
Annuity Assets
Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends
Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.
Federal Income Taxes
The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds' computed net asset values (NAVs).  The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2017.

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Notes to Financial Statements (continued)
2. Variable Annuity Contract Charges
Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

·
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

·
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

·
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

·	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

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3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2017 and 2016, were as follows:

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Dynamic Asset Allocation	19,000	(29,100)	(10,100)	85,016	(81,699)	3,317
AB VPS Small/Mid Cap Value	53,039	(78,388)	(25,349)	103,069	(22,264)	80,805
American Century VP Mid Cap Value	37,896	(480,265)	(442,369)	183,014	(351,707)	(168,693)
American Century VP Ultra	175,741	(215,959)	(40,218)	628,210	(695,308)	(67,098)
American Century VP Value	480,235	(597,411)	(117,176)	929,070	(567,819)	361,251
American Funds IS Asset Allocation	300,988	(228,293)	72,695	425,901	(222,112)	203,789
American Funds IS Global Bond	125,802	(110,520)	15,282	343,733	(278,932)	64,801
American Funds IS Global Growth	437,115	(60,015)	377,100	304,676	(401,500)	(96,824)
American Funds IS Growth-Income	912,860	(610,362)	302,498	610,538	(396,522)	214,016
American Funds IS International	464,008	(103,575)	360,433	125,683	(57,482)	68,201
American Funds IS New World	74,682	(32,653)	42,029	36,504	(24,145)	12,359
BlackRock Equity Dividend V.I.	136,128	(192,190)	(56,062)	198,201	(59,179)	139,022
BlackRock Global Allocation V.I.	60,367	(67,718)	(7,351)	67,808	(153,573)	(85,765)
BlackRock High Yield V.I.	650,862	(546,427)	104,435	779,234	(617,926)	161,308
ClearBridge Variable Aggressive Growth	113,063	(538,738)	(425,675)	563,409	(971,709)	(408,300)
ClearBridge Variable Small Cap Growth	46,540	(70,037)	(23,497)	92,266	(133,639)	(41,373)
Dreyfus IP MidCap Stock	176,553	(150,930)	25,623	435,548	(111,814)	323,734
Dreyfus IP Small Cap Stock Index	176,428	(123,021)	53,407	350,353	(108,142)	242,211
Dreyfus IP Technology Growth	135,818	(95,899)	39,919	196,390	(273,987)	(77,597)
Dreyfus VIF Appreciation	8,125	(22,700)	(14,575)	63,650	(81,132)	(17,482)
Dreyfus VIF International Value	155,201	(224,887)	(69,686)	1,089,848	(545,783)	544,065
Fidelity VIP Equity-Income	212,029	(232,117)	(20,088)	341,455	(96,892)	244,563
Fidelity VIP Growth & Income	151,809	(208,024)	(56,215)	284,952	(179,058)	105,894
Fidelity VIP Growth Opportunities	293,364	(67,183)	226,181	73,554	(63,791)	9,763
Fidelity VIP High Income	87,864	(103,536)	(15,672)	212,912	(151,554)	61,358
Fidelity VIP Overseas	187,737	(66,600)	121,137	91,550	(94,506)	(2,956)

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3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Founding Funds Allocation VIP Fund	57,620	(116,399)	(58,779)	49,969	(121,304)	(71,335)
Franklin Income VIP Fund	145,145	(432,790)	(287,645)	365,821	(437,911)	(72,090)
Franklin Mutual Global Discovery VIP Fund	116,013	(283,811)	(167,798)	155,416	(378,348)	(222,932)
Franklin Small Cap Value VIP Fund	67,413	(151,264)	(83,851)	145,732	(338,629)	(192,897)
Franklin Strategic Income VIP Fund	269,831	(117,083)	152,748	423,069	(374,498)	48,571
Guggenheim VIF All Cap Value	260,798	(315,210)	(54,412)	189,538	(330,540)	(141,002)
Guggenheim VIF Alpha Opportunity(d)	12,604	(37,803)	(25,199)	47,657	(49,840)	(2,183)
Guggenheim VIF Floating Rate Strategies	142,840	(102,494)	40,346	136,672	(134,712)	1,960
Guggenheim VIF Global Managed Futures Strategy	37,089	(64,929)	(27,840)	68,022	(56,053)	11,969
Guggenheim VIF High Yield	145,904	(297,982)	(152,078)	410,458	(591,715)	(181,257)
Guggenheim VIF Large Cap Value	169,729	(323,731)	(154,002)	824,655	(740,908)	83,747
Guggenheim VIF Long Short Equity	24,065	(59,236)	(35,171)	80,172	(145,601)	(65,429)
Guggenheim VIF Managed Asset Allocation	77,859	(313,946)	(236,087)	110,464	(296,038)	(185,574)
Guggenheim VIF Mid Cap Value	70,827	(297,651)	(226,824)	209,346	(361,542)	(152,196)
Guggenheim VIF Multi-Hedge Strategies	53,059	(118,705)	(65,646)	76,133	(132,455)	(56,322)
Guggenheim VIF Small Cap Value	141,513	(173,898)	(32,385)	162,066	(180,039)	(17,973)
Guggenheim VIF StylePlus Large Core	443,748	(462,801)	(19,053)	692,598	(644,758)	47,840
Guggenheim VIF StylePlus Large Growth	374,618	(375,963)	(1,345)	217,775	(452,994)	(235,219)
Guggenheim VIF StylePlus Mid Growth	83,498	(201,890)	(118,392)	107,269	(236,004)	(128,735)
Guggenheim VIF StylePlus Small Growth	141,807	(106,799)	35,008	144,806	(274,595)	(129,789)
Guggenheim VIF Total Return Bond	1,011,878	(721,601)	290,277	1,584,357	(1,611,274)	(26,917)
Guggenheim VIF World Equity Income	92,349	(367,754)	(275,405)	402,305	(536,143)	(133,838)
Invesco V.I. Comstock	384,594	(460,476)	(75,882)	1,053,334	(849,293)	204,041
Invesco V.I. Equity and Income	242,077	(202,091)	39,986	133,726	(237,575)	(103,849)
Invesco V.I. Global Health Care	35,303	(94,920)	(59,617)	60,408	(242,130)	(181,722)
Invesco V.I. Global Real Estate	83,232	(157,240)	(74,008)	139,773	(185,885)	(46,112)

(d) Closed to new investments. See Note 1.

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Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco V.I. Government Money Market(a)(c)	3,337,994	(3,183,693)	154,301	5,584,386	(2,727,047)	2,857,339
Invesco V.I. Government Securities	161,041	(616,008)	(454,967)	802,227	(1,633,108)	(830,881)
Invesco V.I. International Growth	430,319	(595,381)	(165,062)	1,025,106	(878,487)	146,619
Invesco V.I. Mid Cap Core Equity	62,981	(81,479)	(18,498)	52,486	(99,855)	(47,369)
Invesco V.I. Mid Cap Growth	67,796	(65,021)	2,775	41,209	(104,607)	(63,398)
Invesco V.I. Value Opportunities	35,372	(33,519)	1,853	21,203	(36,675)	(15,472)
Ivy VIP Asset Strategy(b)	17,715	(23,161)	(5,446)	2,896	(4,031)	(1,135)
Janus Henderson VIT Enterprise(b)	210,270	(349,825)	(139,555)	466,717	(483,067)	(16,350)
Janus Henderson VIT Research(b)	128,779	(231,020)	(102,241)	846,469	(636,799)	209,670
JPMorgan Insurance Trust Core Bond Portfolio	243,232	(658,293)	(415,061)	1,001,193	(811,713)	189,480
Lord Abbett Series Bond-Debenture VC	118,524	(161,271)	(42,747)	712,667	(498,794)	213,873
Lord Abbett Series Developing Growth VC	21,634	(15,947)	5,687	13,021	(28,014)	(14,993)
MFS VIT II Research International	82,218	(78,865)	3,353	190,819	(216,090)	(25,271)
MFS VIT Total Return	115,492	(360,239)	(244,747)	307,811	(643,551)	(335,740)
MFS VIT Utilities	66,906	(242,616)	(175,710)	242,645	(351,928)	(109,283)
Morgan Stanley VIF Emerging Markets Equity(b)	443,316	(204,003)	239,313	809,710	(814,425)	(4,715)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	53,456	(368)	53,088	3,758	(4,966)	(1,208)
Morningstar Balanced ETF Asset Allocation Portfolio	117,962	(47,797)	70,165	125,448	(167,442)	(41,994)
Morningstar Conservative ETF Asset Allocation Portfolio	48,083	(31,364)	16,719	55,395	(44,209)	11,186
Morningstar Growth ETF Asset Allocation Portfolio	298,627	(75,434)	223,193	128,131	(24,487)	103,644
Morningstar Income and Growth ETF Asset Allocation Portfolio	30,499	(54,314)	(23,815)	54,991	(20,518)	34,473
Neuberger Berman AMT Socially Responsive	25,290	(68,118)	(42,828)	169,627	(76,209)	93,418
Oppenheimer Global Fund/VA	443,540	(246,670)	196,870	158,926	(242,841)	(83,915)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Liquidation. See Note 1.

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3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Main Street Small Cap Fund/VA	116,428	(53,969)	62,459	60,001	(87,806)	(27,805)
Oppenheimer Total Return Bond Fund/VA(b)	787,150	(1,175,836)	(388,686)	2,953,326	(1,511,581)	1,441,745
PIMCO VIT All Asset	53,948	(151,368)	(97,420)	43,628	(154,446)	(110,818)
PIMCO VIT CommodityRealReturn Strategy	234,231	(374,394)	(140,163)	433,685	(357,973)	75,712
PIMCO VIT Emerging Markets Bond	116,759	(100,091)	16,668	187,651	(91,551)	96,100
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	131,388	(224,232)	(92,844)	303,520	(498,044)	(194,524)
PIMCO VIT Low Duration	515,388	(696,894)	(181,506)	954,790	(1,124,620)	(169,830)
PIMCO VIT Real Return	353,771	(743,622)	(389,851)	621,959	(1,067,870)	(445,911)
PIMCO VIT Total Return	456,586	(161,196)	295,390	639,163	(841,505)	(202,342)
Putnam VT Small Cap Value	38,373	(32,021)	6,352	14,781	(20,395)	(5,614)
Royce Micro-Cap	49,891	(121,445)	(71,554)	45,916	(158,784)	(112,868)
T. Rowe Price Health Sciences	221,164	(269,056)	(47,892)	267,972	(471,529)	(203,557)
Templeton Developing Markets VIP Fund	119,489	(28,650)	90,839	82,889	(61,607)	21,282
Templeton Global Bond VIP Fund	57,528	(90,957)	(33,429)	101,844	(66,980)	34,864
Western Asset Variable Global High Yield Bond	17,244	(58,705)	(41,461)	51,230	(108,070)	(56,840)

(b) Name change. See Note 1.

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4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2017, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

AB VPS Dynamic Asset Allocation(a)
2017	59,656	10.43	622,232	1.70	0.75	10.14
2016	69,756	9.47	660,742	0.86	0.75	(0.42)
2015	66,439	9.51	632,100	0.69	0.75	(5.00)
2014	36,565	10.01	365,982	-	0.75	0.10
AB VPS Small/Mid Cap Value(a)
2017	97,165	12.36	1,201,420	0.22	0.75	8.61
2016	122,514	11.38	1,393,850	0.23	0.75	20.30
2015	41,709	9.46	394,732	0.50	0.75	(9.21)
2014	14,295	10.42	148,968	0.69	0.75	4.20
American Century VP Mid Cap Value
2017	444,193	16.45	7,303,072	1.12	0.75	7.38
2016	886,562	15.32	13,579,886	1.50	0.75	18.21
2015	1,055,255	12.96	13,675,564	1.55	0.75	(5.19)
2014	1,323,146	13.67	18,089,154	1.08	0.75	11.96
2013	1,473,070	12.21	17,988,215	1.10	0.75	25.10
American Century VP Ultra
2017	732,208	20.65	15,121,362	0.23	0.75	27.08
2016	772,426	16.25	12,546,487	0.24	0.75	0.56
2015	839,524	16.16	13,567,871	0.23	0.75	2.15
2014	651,919	15.82	10,314,313	0.25	0.75	5.75
2013	838,660	14.96	12,542,417	0.46	0.75	31.92

(a) Prior year new subaccount. See Note 1.

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4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

American Century VP Value
2017	2,009,968	20.77	41,744,138	1.45	0.75	4.58
2016	2,127,144	19.86	42,243,147	1.50	0.75	15.87
2015	1,765,893	17.14	30,270,348	1.93	0.75	(7.60)
2014	1,843,306	18.55	34,183,662	1.25	0.75	8.80
2013	1,617,355	17.05	27,582,394	1.51	0.75	26.58
American Funds IS Asset Allocation(a)
2017	539,232	11.62	6,264,330	1.20	0.75	11.62
2016	466,537	10.41	4,855,193	1.82	0.75	5.15
2015	262,748	9.90	2,600,739	1.92	0.75	(2.56)
2014	177,801	10.16	1,806,784	2.69	0.75	1.60
American Funds IS Global Bond(a)
2017	535,206	8.85	4,735,792	0.38	0.75	2.67
2016	519,924	8.62	4,479,334	0.51	0.75	(1.37)
2015	455,123	8.74	3,975,155	0.02	0.75	(7.71)
2014	366,179	9.47	3,468,723	2.73	0.75	(5.30)
American Funds IS Global Growth(a)
2017	647,433	12.71	8,231,295	0.78	0.75	26.22
2016	270,333	10.07	2,721,470	0.63	0.75	(3.27)
2015	367,157	10.41	3,823,364	1.83	0.75	2.76
2014	37,195	10.13	376,983	1.76	0.75	1.30
American Funds IS Growth-Income(a)
2017	1,107,320	13.01	14,402,603	1.49	0.75	17.63
2016	804,822	11.06	8,901,510	1.39	0.75	7.17
2015	590,806	10.32	6,097,646	1.59	0.75	(2.55)
2014	483,718	10.59	5,121,792	2.27	0.75	5.90

(a) Prior year new subaccount. See Note 1.
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4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

American Funds IS International(a)
2017	544,183	10.90	5,930,584	1.40	0.75	27.04
2016	183,750	8.58	1,576,431	1.48	0.75	(0.58)
2015	115,549	8.63	997,136	2.08	0.75	(8.29)
2014	55,300	9.41	520,280	2.95	0.75	(5.90)
American Funds IS New World(a)
2017	92,577	10.56	977,557	0.98	0.75	24.24
2016	50,548	8.50	429,375	0.74	0.75	1.19
2015	38,189	8.40	320,574	0.84	0.75	(6.87)
2014	15,127	9.02	136,501	1.72	0.75	(9.80)
BlackRock Equity Dividend V.I.(a)
2017	167,989	12.52	2,102,872	1.43	0.75	12.19
2016	224,051	11.16	2,499,647	1.67	0.75	11.82
2015	85,029	9.98	848,532	1.65	0.75	(4.50)
2014	52,334	10.45	546,786	1.14	0.75	4.50
BlackRock Global Allocation V.I.(a)
2017	150,900	10.27	1,549,374	1.22	0.75	9.49
2016	158,251	9.38	1,483,668	0.98	0.75	-
2015	244,016	9.38	2,288,524	1.18	0.75	(4.67)
2014	177,892	9.84	1,749,838	4.28	0.75	(1.60)
BlackRock High Yield V.I.(a)
2017	421,448	10.04	4,234,773	6.80	0.75	3.08
2016	317,013	9.74	3,088,288	7.57	0.75	8.71
2015	155,705	8.96	1,395,877	5.04	0.75	(7.44)
2014	170,614	9.68	1,651,419	4.56	0.75	(3.20)

(a) Prior year new subaccount. See Note 1.
84

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

ClearBridge Variable Aggressive Growth
2017	917,199	16.87	15,468,591	0.23	0.75	11.72
2016	1,342,874	15.10	20,273,378	0.34	0.75	(2.77)
2015	1,751,174	15.53	27,196,247	0.08	0.75	(5.54)
2014	1,757,002	16.44	28,891,462	0.01	0.75	15.61
2013	1,564,516	14.22	22,242,488	0.05	0.75	41.92
ClearBridge Variable Small Cap Growth
2017	288,943	17.89	5,167,145	-	0.75	19.67
2016	312,440	14.95	4,668,201	-	0.75	1.91
2015	353,813	14.67	5,188,033	-	0.75	(7.91)
2014	493,262	15.93	7,853,910	-	0.75	0.25
2013	785,656	15.89	12,479,458	0.04	0.75	41.62
Dreyfus IP MidCap Stock(a)
2017	486,166	12.37	6,011,904	0.80	0.75	10.84
2016	460,543	11.16	5,139,295	0.37	0.75	10.93
2015	136,809	10.06	1,376,172	0.23	0.75	(6.07)
2014	35,559	10.71	380,995	-	0.75	7.10
Dreyfus IP Small Cap Stock Index(a)
2017	371,114	12.91	4,791,984	0.75	0.75	8.21
2016	317,707	11.93	3,788,789	0.35	0.75	21.12
2015	75,496	9.85	743,153	0.99	0.75	(5.92)
2014	167,610	10.47	1,754,115	-	0.75	4.70
Dreyfus IP Technology Growth
2017	494,752	21.67	10,722,095	-	0.75	37.07
2016	454,833	15.81	7,188,584	-	0.75	0.57
2015	532,430	15.72	8,369,605	-	0.75	2.01
2014	506,733	15.41	7,808,939	-	0.75	2.66
2013	559,971	15.01	8,405,244	-	0.75	27.64

(a) Prior year new subaccount. See Note 1.
85

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Dreyfus VIF Appreciation(a)
2017	27,996	12.20	341,321	1.13	0.75	22.37
2016	42,571	9.97	424,366	1.65	0.75	3.64
2015	60,053	9.62	577,510	3.04	0.75	(6.33)
2014	16,190	10.27	166,228	1.08	0.75	2.70
Dreyfus VIF International Value
2017	1,174,605	10.36	12,169,149	1.36	0.75	23.48
2016	1,244,291	8.39	10,445,112	1.09	0.75	(5.20)
2015	700,226	8.85	6,202,793	2.36	0.75	(6.65)
2014	966,069	9.48	9,156,746	1.40	0.75	(12.87)
2013	959,196	10.88	10,438,356	1.80	0.75	18.13
Fidelity VIP Equity-Income(a)
2017	322,501	11.61	3,743,704	1.50	0.75	8.50
2016	342,589	10.70	3,665,261	3.02	0.75	13.35
2015	98,026	9.44	925,008	4.52	0.75	(7.72)
2014	35,798	10.23	366,305	5.83	0.75	2.30
Fidelity VIP Growth & Income(a)
2017	293,578	12.43	3,650,732	1.00	0.75	12.29
2016	349,793	11.07	3,872,745	1.69	0.75	11.59
2015	243,899	9.92	2,420,500	3.04	0.75	(6.15)
2014	66,118	10.57	699,081	2.97	0.75	5.70
Fidelity VIP Growth Opportunities(a)
2017	363,757	14.02	5,099,226	0.10	0.75	29.22
2016	137,576	10.85	1,492,545	0.05	0.75	(3.56)
2015	127,813	11.25	1,438,762	-	0.75	1.44
2014	14,812	11.09	164,478	-	0.75	10.90

(a) Prior year new subaccount. See Note 1.

86

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Fidelity VIP High Income(a)
2017	87,103	10.02	871,078	4.92	0.75	2.98
2016	102,775	9.73	998,451	6.11	0.75	10.07
2015	41,417	8.84	365,103	11.56	0.75	(7.43)
2014	8,371	9.55	79,693	11.64	0.75	(4.50)
Fidelity VIP Overseas(a)
2017	279,372	10.50	2,934,411	1.49	0.75	25.15
2016	158,235	8.39	1,327,660	1.21	0.75	(8.80)
2015	161,191	9.20	1,482,372	2.10	0.75	(0.43)
2014	21,352	9.24	197,432	2.34	0.75	(7.60)
Franklin Founding Funds Allocation VIP Fund
2017	364,951	11.33	4,132,019	2.52	0.75	7.70
2016	423,730	10.52	4,457,336	3.79	0.75	8.79
2015	495,065	9.67	4,788,389	2.80	0.75	(9.71)
2014	597,949	10.71	6,404,794	2.84	0.75	(1.02)
2013	599,506	10.82	6,488,322	10.36	0.75	19.03
Franklin Income VIP Fund
2017	1,338,818	11.26	15,090,378	4.12	0.75	5.63
2016	1,626,463	10.66	17,352,179	4.79	0.75	9.78
2015	1,698,553	9.71	16,499,756	4.76	0.75	(10.51)
2014	2,282,242	10.85	24,763,304	5.23	0.75	0.84
2013	2,591,418	10.76	27,904,068	6.82	0.75	9.68
Franklin Mutual Global Discovery VIP Fund
2017	1,329,109	11.82	15,721,619	1.74	0.75	4.60
2016	1,496,907	11.30	16,925,330	1.58	0.75	8.03
2015	1,719,839	10.46	17,995,063	2.83	0.75	(7.19)
2014	2,114,653	11.27	23,839,870	2.10	0.75	1.81
2013	2,625,195	11.07	29,064,245	2.26	0.75	23.00

(a) Prior year new subaccount. See Note 1.

87

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Franklin Small Cap Value VIP Fund
2017	225,560	13.96	3,149,404	0.49	0.75	6.56
2016	309,411	13.10	4,053,347	0.54	0.75	25.36
2015	502,308	10.45	5,246,881	0.65	0.75	(10.76)
2014	579,528	11.71	6,786,391	0.51	0.75	(3.14)
2013	451,006	12.09	5,451,819	1.18	0.75	31.27
Franklin Strategic Income VIP Fund(a)
2017	833,601	9.39	7,830,286	3.10	0.75	0.64
2016	680,853	9.33	6,350,362	3.31	0.75	4.01
2015	632,282	8.97	5,672,216	6.38	0.75	(7.43)
2014	345,934	9.69	3,352,222	3.38	0.75	(3.10)
Guggenheim VIF All Cap Value
2017	1,396,816	19.04	26,595,165	1.10	0.75	10.50
2016	1,451,228	17.23	24,993,371	1.46	0.75	18.26
2015	1,592,230	14.57	23,200,558	0.95	0.75	(8.25)
2014	1,854,018	15.88	29,433,973	-	0.75	3.66
2013	2,395,479	15.32	36,691,002	-	0.75	28.31
Guggenheim VIF Alpha Opportunity(d)
2017	226,150	21.00	4,742,203	-	0.75	3.30
2016	251,349	20.33	5,104,380	-	0.75	8.60
2015	253,532	18.72	4,740,114	-	0.75	(8.19)
2014	303,943	20.39	6,194,331	-	0.75	5.32
2013	370,920	19.36	7,178,429	-	0.75	23.16
Guggenheim VIF Floating Rate Strategies(a)
2017	329,116	9.96	3,276,540	3.56	0.75	(0.30)
2016	288,770	9.99	2,885,103	5.46	0.75	4.50
2015	286,810	9.56	2,740,644	2.83	0.75	(2.94)
2014	108,992	9.85	1,073,720	-	0.75	(1.50)

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.
88

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Global Managed Futures Strategy
2017	257,919	5.38	1,386,374	1.44	0.75	4.67
2016	285,759	5.14	1,467,089	3.97	0.75	(17.89)
2015	273,790	6.26	1,712,434	2.31	0.75	(5.15)
2014	295,517	6.60	1,949,373	-	0.75	8.02
2013	389,036	6.11	2,377,445	-	0.75	(1.29)
Guggenheim VIF High Yield
2017	838,015	34.34	28,767,208	5.10	0.75	2.32
2016	990,093	33.56	33,216,656	7.69	0.75	13.19
2015	1,171,350	29.65	34,717,822	10.13	0.75	(7.49)
2014	1,287,869	32.05	41,265,461	-	0.75	(1.26)
2013	1,970,391	32.46	63,947,599	-	0.75	3.44
Guggenheim VIF Large Cap Value
2017	1,553,393	15.08	23,462,055	1.26	0.75	11.54
2016	1,707,395	13.52	23,114,377	1.60	0.75	16.96
2015	1,623,648	11.56	18,797,912	1.14	0.75	(8.62)
2014	1,921,641	12.65	24,331,798	-	0.75	5.42
2013	2,326,214	12.00	27,929,817	-	0.75	27.12
Guggenheim VIF Long Short Equity
2017	379,166	14.42	5,464,393	0.34	0.75	10.67
2016	414,337	13.03	5,397,978	-	0.75	(3.12)
2015	479,766	13.45	6,448,056	-	0.75	(2.47)
2014	515,008	13.79	7,099,483	-	0.75	(0.93)
2013	580,965	13.92	8,088,811	-	0.75	13.08
Guggenheim VIF Managed Asset Allocation
2017	982,609	12.82	12,593,575	1.47	0.75	10.14
2016	1,218,696	11.64	14,178,430	1.15	0.75	4.02
2015	1,404,270	11.19	15,704,493	0.94	0.75	(3.53)
2014	1,456,472	11.60	16,894,576	-	0.75	2.75
2013	1,964,464	11.29	22,171,412	-	0.75	10.15
89

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Mid Cap Value
2017	1,276,454	36.20	46,202,822	0.65	0.75	9.53
2016	1,503,278	33.05	49,680,027	0.91	0.75	22.09
2015	1,655,474	27.07	44,812,139	0.61	0.75	(10.25)
2014	2,029,670	30.16	61,205,523	-	0.75	(2.77)
2013	2,421,252	31.02	75,115,417	-	0.75	28.39
Guggenheim VIF Multi-Hedge Strategies
2017	360,313	6.60	2,378,470	-	0.75	(0.15)
2016	425,959	6.61	2,815,857	0.10	0.75	(4.20)
2015	482,281	6.90	3,326,196	0.65	0.75	(1.85)
2014	494,329	7.03	3,475,459	-	0.75	0.86
2013	514,070	6.97	3,585,486	-	0.75	(2.11)
Guggenheim VIF Small Cap Value
2017	764,737	35.96	27,505,228	0.35	0.75	(0.11)
2016	797,122	36.00	28,703,068	0.11	0.75	21.95
2015	815,095	29.52	24,068,824	-	0.75	(10.08)
2014	978,672	32.83	32,132,874	0.01	0.75	(5.01)
2013	1,211,119	34.56	41,859,799	-	0.75	31.76
Guggenheim VIF StylePlus Large Core
2017	1,935,268	9.67	18,746,131	1.17	0.75	17.64
2016	1,954,321	8.22	16,079,696	0.79	0.75	9.16
2015	1,906,481	7.53	14,369,967	1.36	0.75	(2.21)
2014	2,170,166	7.70	16,728,579	-	0.75	11.27
2013	2,579,317	6.92	17,870,374	-	0.75	24.01
Guggenheim VIF StylePlus Large Growth
2017	951,815	10.19	9,678,366	1.04	0.75	25.34
2016	953,160	8.13	7,734,573	0.52	0.75	4.77
2015	1,188,379	7.76	9,212,901	0.89	0.75	1.57
2014	954,125	7.64	7,278,271	-	0.75	11.05
2013	1,041,669	6.88	7,160,183	-	0.75	23.52
90

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF StylePlus Mid Growth
2017	800,671	13.37	10,716,157	0.92	0.75	20.02
2016	919,063	11.14	10,242,248	0.68	0.75	4.70
2015	1,047,798	10.64	11,156,752	1.06	0.75	(3.80)
2014	1,329,425	11.06	14,705,909	-	0.75	8.97
2013	1,439,255	10.15	14,619,214	-	0.75	25.62
Guggenheim VIF StylePlus Small Growth
2017	579,578	10.19	5,892,515	0.73	0.75	17.94
2016	544,570	8.64	4,696,484	0.36	0.75	9.23
2015	674,359	7.91	5,324,499	0.82	0.75	(4.93)
2014	740,123	8.32	6,148,298	-	0.75	4.79
2013	892,611	7.94	7,077,087	-	0.75	36.19
Guggenheim VIF Total Return Bond
2017	3,096,567	11.28	34,935,987	4.67	0.75	2.83
2016	2,806,290	10.97	30,800,698	4.79	0.75	2.81
2015	2,833,207	10.67	30,223,546	2.16	0.75	(2.56)
2014	3,463,206	10.95	37,920,749	-	0.75	4.09
2013	3,341,675	10.52	35,145,111	-	0.75	(1.96)
Guggenheim VIF World Equity Income
2017	1,422,941	10.88	15,506,571	2.69	0.75	10.79
2016	1,698,346	9.82	16,696,360	2.99	0.75	6.28
2015	1,832,184	9.24	16,941,312	3.19	0.75	(4.35)
2014	2,183,707	9.66	21,104,857	-	0.75	1.15
2013	2,634,815	9.55	25,174,668	-	0.75	14.92
Invesco V.I. Comstock
2017	1,873,407	14.99	28,082,800	1.98	0.75	13.22
2016	1,949,289	13.24	25,800,967	1.21	0.75	12.68
2015	1,745,248	11.75	20,500,337	1.65	0.75	(9.62)
2014	1,965,402	13.00	25,554,483	1.04	0.75	5.09
2013	1,897,650	12.37	23,480,007	1.55	0.75	30.62
91

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Equity and Income
2017	907,209	14.54	13,190,700	1.32	0.75	6.75
2016	867,223	13.62	11,816,168	1.54	0.75	10.55
2015	971,072	12.32	11,961,673	2.52	0.75	(6.17)
2014	1,170,660	13.13	15,368,832	1.46	0.75	4.79
2013	1,493,883	12.53	18,719,034	1.61	0.75	20.25
Invesco V.I. Global Health Care
2017	386,700	20.23	7,821,655	0.37	0.75	11.58
2016	446,317	18.13	8,091,620	-	0.75	(14.72)
2015	628,039	21.26	13,354,133	-	0.75	(0.65)
2014	770,243	21.40	16,482,892	-	0.75	15.30
2013	886,568	18.56	16,459,085	0.72	0.75	35.38
Invesco V.I. Global Real Estate
2017	565,463	21.84	12,340,823	3.23	0.75	8.93
2016	639,471	20.05	12,817,674	1.58	0.75	(1.72)
2015	685,583	20.40	13,982,737	3.50	0.75	(5.16)
2014	796,236	21.51	17,116,972	1.60	0.75	10.42
2013	871,735	19.48	16,975,304	3.82	0.75	(1.07)
Invesco V.I. Government Money Market(a)(c)
2017	3,011,640	9.43	28,390,960	0.34	0.75	(3.38)
2016	2,857,339	9.76	27,873,924	0.06	0.75	(2.40)
Invesco V.I. Government Securities
2017	1,952,556	8.73	17,047,231	1.76	0.75	(2.02)
2016	2,407,523	8.91	21,451,718	1.80	0.75	(2.73)
2015	3,238,404	9.16	29,659,308	1.95	0.75	(3.58)
2014	3,520,635	9.50	33,456,892	2.85	0.75	-
2013	4,258,312	9.50	40,450,191	2.99	0.75	(6.40)

(a) Prior year new subaccount. See Note 1.
(c) Liquidation. See Note 1.
92

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. International Growth
2017	1,911,601	16.77	32,042,380	1.33	0.75	18.18
2016	2,076,663	14.19	29,450,312	0.88	0.75	(4.32)
2015	1,930,044	14.83	28,615,522	1.38	0.75	(6.20)
2014	1,887,499	15.81	29,837,587	1.42	0.75	(3.60)
2013	1,787,066	16.40	29,308,702	0.99	0.75	14.37
Invesco V.I. Mid Cap Core Equity
2017	213,173	19.41	4,138,435	0.34	0.75	10.41
2016	231,671	17.58	4,072,398	-	0.75	9.06
2015	279,040	16.12	4,500,129	0.08	0.75	(7.83)
2014	481,825	17.49	8,428,220	-	0.75	0.34
2013	711,682	17.43	12,407,144	0.46	0.75	23.70
Invesco V.I. Mid Cap Growth
2017	242,431	12.99	3,151,189	-	0.75	17.66
2016	239,656	11.04	2,647,657	-	0.75	(3.16)
2015	303,054	11.40	3,456,036	-	0.75	(2.65)
2014	321,577	11.71	3,768,196	-	0.75	3.72
2013	445,191	11.29	5,029,179	0.23	0.75	31.59
Invesco V.I. Value Opportunities
2017	213,245	15.29	3,259,311	0.02	0.75	12.92
2016	211,392	13.54	2,861,370	0.07	0.75	13.59
2015	226,864	11.92	2,703,712	2.15	0.75	(13.94)
2014	276,064	13.85	3,823,588	1.17	0.75	2.44
2013	284,550	13.52	3,846,224	1.20	0.75	28.40
93

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Ivy VIP Asset Strategy(a)(b)
2017	22,120	9.01	199,332	1.54	0.75	13.91
2016	27,566	7.91	218,071	0.59	0.75	(6.17)
2015	28,701	8.43	241,950	0.35	0.75	(11.73)
2014	19,566	9.55	186,854	0.18	0.75	(4.50)
Janus Henderson VIT Enterprise(b)
2017	1,554,335	18.88	29,371,219	0.15	0.75	22.36
2016	1,693,890	15.43	26,146,032	0.02	0.75	7.98
2015	1,710,240	14.29	24,446,972	0.55	0.75	-
2014	1,762,699	14.29	25,208,376	0.03	0.75	8.09
2013	1,919,928	13.22	25,394,331	0.36	0.75	27.12
Janus Henderson VIT Research(b)
2017	1,068,352	14.53	15,496,063	0.25	0.75	22.82
2016	1,170,593	11.83	13,822,586	0.39	0.75	(3.43)
2015	960,923	12.25	11,744,732	0.46	0.75	1.24
2014	822,124	12.10	9,926,733	0.22	0.75	8.62
2013	1,005,362	11.14	11,183,703	0.65	0.75	25.17
JPMorgan Insurance Trust Core Bond Portfolio(a)
2017	449,515	9.47	4,257,220	2.39	0.75	(0.42)
2016	864,576	9.51	8,228,938	2.45	0.75	(1.96)
2015	675,096	9.70	6,551,610	3.61	0.75	(2.90)
2014	459,177	9.99	4,587,027	0.01	0.75	(0.10)
Lord Abbett Series Bond-Debenture VC(a)
2017	253,502	10.63	2,694,663	3.88	0.75	5.25
2016	296,249	10.10	2,993,533	7.01	0.75	8.02
2015	82,376	9.35	770,711	6.95	0.75	(5.17)
2014	16,578	9.86	163,482	9.54	0.75	(1.40)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Lord Abbett Series Developing Growth VC(a)
2017	35,473	11.02	391,090	-	0.75	25.23
2016	29,786	8.80	262,388	-	0.75	(6.28)
2015	44,779	9.39	420,398	-	0.75	(11.58)
2014	4,588	10.62	48,697	-	0.75	6.20
MFS VIT II Research International
2017	368,974	9.90	3,653,656	1.65	0.75	23.13
2016	365,621	8.04	2,938,992	1.29	0.75	(4.51)
2015	390,892	8.42	3,292,252	4.39	0.75	(5.82)
2014	375,935	8.94	3,357,262	0.99	0.75	(10.51)
2013	715,653	9.99	7,146,530	1.43	0.75	14.30
MFS VIT Total Return
2017	1,782,624	12.88	22,964,795	2.10	0.75	7.96
2016	2,027,371	11.93	24,201,379	2.69	0.75	4.74
2015	2,363,111	11.39	26,912,471	2.24	0.75	(4.21)
2014	2,889,897	11.89	34,368,451	1.64	0.75	4.21
2013	3,638,022	11.41	41,500,200	1.69	0.75	14.44
MFS VIT Utilities
2017	846,081	17.28	14,622,137	4.22	0.75	10.27
2016	1,021,791	15.67	16,012,872	3.80	0.75	7.11
2015	1,131,074	14.63	16,544,261	4.03	0.75	(17.90)
2014	1,562,618	17.82	27,841,451	1.96	0.75	8.33
2013	1,740,243	16.45	28,623,109	2.24	0.75	15.76

(a) Prior year new subaccount. See Note 1.

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Morgan Stanley VIF Emerging Markets Equity(b)
2017	1,207,459	9.07	10,957,137	0.75	0.75	29.94
2016	968,146	6.98	6,753,410	0.40	0.75	2.80
2015	972,861	6.79	6,607,857	0.90	0.75	(14.05)
2014	1,037,358	7.90	8,194,892	0.37	0.75	(8.03)
2013	1,208,965	8.59	10,383,804	1.19	0.75	(4.77)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio(a)
2017	60,158	11.51	692,646	2.05	0.75	15.33
2016	7,070	9.98	70,527	1.12	0.75	7.20
2015	8,278	9.31	77,113	2.35	0.75	(6.43)
2014	517	9.95	5,146	1.40	0.75	(0.50)
Morningstar Balanced ETF Asset Allocation Portfolio(a)
2017	341,285	10.70	3,651,367	1.82	0.75	9.18
2016	271,120	9.80	2,657,187	1.50	0.75	4.48
2015	313,114	9.38	2,937,076	2.74	0.75	(5.82)
2014	19,727	9.96	196,563	2.31	0.75	(0.40)
Morningstar Conservative ETF Asset Allocation Portfolio(a)
2017	131,362	9.64	1,266,061	1.89	0.75	2.34
2016	114,643	9.42	1,080,178	1.57	0.75	0.75
2015	103,457	9.35	967,497	2.55	0.75	(4.88)
2014	2,616	9.83	25,725	2.05	0.75	(1.70)
Morningstar Growth ETF Asset Allocation Portfolio(a)
2017	386,028	11.19	4,321,301	1.87	0.75	12.92
2016	162,835	9.91	1,613,527	2.10	0.75	5.65
2015	59,191	9.38	555,007	2.22	0.75	(6.11)
2014	10,483	9.99	104,640	1.58	0.75	(0.10)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

96

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Morningstar Income and Growth ETF Asset Allocation Portfolio(a)
2017	39,603	10.14	401,621	1.33	0.75	5.85
2016	63,418	9.58	607,681	2.32	0.75	2.46
2015	28,945	9.35	270,574	2.57	0.75	(5.27)
2014	5,667	9.87	55,918	2.29	0.75	(1.30)
Neuberger Berman AMT Socially Responsive
2017	437,891	23.59	10,329,891	0.34	0.75	13.74
2016	480,719	20.74	9,968,512	0.54	0.75	5.60
2015	387,301	19.64	7,605,042	0.30	0.75	(4.24)
2014	393,093	20.51	8,061,730	0.10	0.75	6.05
2013	481,277	19.34	9,306,610	0.44	0.75	32.38
Oppenheimer Global Fund/VA(a)
2017	302,203	12.50	3,776,826	0.40	0.75	31.30
2016	105,333	9.52	1,002,340	0.80	0.75	(3.84)
2015	189,248	9.90	1,872,878	2.47	0.75	(0.10)
2014	17,676	9.91	175,209	0.03	0.75	(0.90)
Oppenheimer Main Street Small Cap Fund/VA
2017	344,734	28.17	9,700,664	0.55	0.75	9.74
2016	282,275	25.67	7,237,815	0.25	0.75	13.33
2015	310,080	22.65	7,016,051	0.65	0.75	(9.54)
2014	346,376	25.04	8,666,745	0.69	0.75	7.51
2013	467,148	23.29	10,870,384	0.65	0.75	35.49
Oppenheimer Total Return Bond Fund/VA(b)
2017	3,134,892	6.95	21,782,193	2.18	0.75	0.43
2016	3,523,578	6.92	24,353,706	3.33	0.75	(0.72)
2015	2,081,833	6.97	14,494,174	4.18	0.75	(2.92)
2014	1,888,444	7.18	13,554,239	5.02	0.75	2.87
2013	1,904,487	6.98	13,274,174	5.04	0.75	(3.99)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT All Asset
2017	588,274	13.68	8,045,349	4.66	0.75	9.35
2016	685,694	12.51	8,574,780	2.57	0.75	8.78
2015	796,512	11.50	9,157,337	3.01	0.75	(12.35)
2014	1,213,014	13.12	15,911,859	5.06	0.75	(3.24)
2013	1,547,511	13.56	20,977,103	4.50	0.75	(3.42)
PIMCO VIT CommodityRealReturn Strategy
2017	810,742	4.87	3,952,238	10.83	0.75	(1.62)
2016	950,905	4.95	4,711,681	1.15	0.75	10.74
2015	875,193	4.47	3,910,168	4.90	0.75	(28.37)
2014	958,458	6.24	5,986,762	0.40	0.75	(21.51)
2013	1,030,486	7.95	8,192,752	1.63	0.75	(17.79)
PIMCO VIT Emerging Markets Bond
2017	382,406	12.24	4,682,402	5.19	0.75	5.70
2016	365,738	11.58	4,235,924	5.02	0.75	9.04
2015	269,638	10.62	2,864,509	5.18	0.75	(5.93)
2014	427,100	11.29	4,823,540	5.17	0.75	(2.34)
2013	536,330	11.56	6,201,150	5.00	0.75	(10.46)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
2017	785,958	12.13	9,538,434	4.51	0.75	(1.06)
2016	878,802	12.26	10,773,952	1.41	0.75	2.59
2015	1,073,326	11.95	12,830,077	2.80	0.75	(3.40)
2014	1,519,196	12.37	18,801,085	1.92	0.75	7.01
2013	1,489,685	11.56	17,219,189	1.93	0.75	(3.18)
PIMCO VIT Low Duration
2017	2,083,628	8.81	18,353,183	1.28	0.75	(2.44)
2016	2,265,134	9.03	20,440,176	1.49	0.75	(2.27)
2015	2,434,964	9.24	22,500,251	3.27	0.75	(3.45)
2014	2,855,381	9.57	27,311,453	1.13	0.75	(2.84)
2013	3,656,292	9.85	36,007,256	1.43	0.75	(3.81)

98

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT Real Return
2017	1,999,384	10.92	21,880,507	2.37	0.75	(0.18)
2016	2,389,235	10.94	26,179,977	2.30	0.75	1.30
2015	2,835,146	10.80	30,653,978	3.69	0.75	(6.25)
2014	3,603,683	11.52	41,567,945	1.39	0.75	(0.78)
2013	4,250,496	11.61	49,373,281	1.43	0.75	(12.58)
PIMCO VIT Total Return(a)
2017	729,798	9.61	7,017,366	1.72	0.75	0.95
2016	434,408	9.52	4,138,177	2.32	0.75	(1.24)
2015	636,750	9.64	6,139,200	6.91	0.75	(3.31)
2014	29,917	9.97	298,315	2.31	0.75	(0.30)
Putnam VT Small Cap Value(a)
2017	23,614	11.93	282,085	0.58	0.75	3.92
2016	17,262	11.48	198,321	1.43	0.75	22.78
2015	22,876	9.35	213,977	0.40	0.75	(7.79)
2014	258	10.14	2,616	-	0.75	1.40
Royce Micro-Cap
2017	519,906	10.48	5,444,454	0.63	0.75	1.35
2016	591,460	10.34	6,113,702	0.63	0.75	15.27
2015	704,328	8.97	6,314,762	-	0.75	(15.70)
2014	867,692	10.64	9,228,679	-	0.75	(7.07)
2013	1,047,779	11.45	11,999,737	0.48	0.75	16.48
T. Rowe Price Health Sciences(a)
2017	522,865	14.14	7,391,290	-	0.75	22.64
2016	570,757	11.53	6,580,420	-	0.75	(14.02)
2015	774,314	13.41	10,382,706	-	0.75	8.32
2014	227,123	12.38	2,811,438	-	0.75	23.80

(a) Prior year new subaccount. See Note 1.

99

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Templeton Developing Markets VIP Fund(a)
2017	139,194	10.88	1,515,140	1.19	0.75	35.16
2016	48,355	8.05	389,458	1.20	0.75	13.22
2015	27,073	7.11	192,858	2.94	0.75	(22.63)
2014	4,093	9.19	37,654	-	0.75	(8.10)
Templeton Global Bond VIP Fund(a)
2017	83,936	8.82	740,695	-	0.75	(1.89)
2016	117,365	8.99	1,054,941	-	0.75	(0.88)
2015	82,501	9.07	748,005	9.12	0.75	(7.83)
2014	39,797	9.84	391,616	0.39	0.75	(1.60)
Western Asset Variable Global High Yield Bond
2017	232,050	11.60	2,695,793	4.57	0.75	4.41
2016	273,511	11.11	3,041,848	5.71	0.75	11.10
2015	330,351	10.00	3,305,868	4.56	0.75	(9.50)
2014	536,070	11.05	5,928,753	6.67	0.75	(5.15)
2013	568,481	11.65	6,627,397	5.51	0.75	2.10

(a) Prior year new subaccount. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average new assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

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Notes to Financial Statements (continued)
4. Financial Highlights (continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

101

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
a.	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for the periods February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and each of the two years in the period ended December 31, 2016; and (2) the audited financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity, Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity, and Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods as disclosed in the financial statements.
b.	Exhibits
(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Service Facilities Agreement(z)
(b)	Marketing Organization Agreement(x)
(c)	SBL Variable Products Broker/Dealer Sales Agreement(x)
(d)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7‑00)(f)
(e)	Marketing Organization Agreement Commission Schedule-SecureDesigns(aq)
(f)	Marketing Organization Agreement Commission Schedule – NEA(aq)
(g)	Marketing Organization Agreement Commission Schedule – AdvanceDesigns(v)
(h)	Marketing Organization Agreement Commission Schedule – AEA(j)
(i)	Marketing Organization Agreement Commission Schedule – Security Benefit Advisor(aq)
(j)	NEA Valuebuilder Marketing Organization Agreement(g)
(k)	AEA Valuebuilder Marketing Organization Agreement(j)
(l)	NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(g)
(m)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(l)
(n)	Distribution Agreement(ap)
(4)	(a)	Individual Contract (Form V6029 11‑00)(e)
(b)	Individual Contract-Unisex (Form V6029 11‑00U)(e)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9‑10)(ac)
(d)	Nursing Home Endorsement (Form 6052 10‑10)(ac)
(e)	Withdrawal Charge Waiver Endorsement (Form V6051 3‑96)(b)
(f)	Terminal Illness Endorsement (Form 6053 10‑10)(ac)
(g)	Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2‑97)(b)
(h)	Individual Retirement Annuity Endorsement (Form V6849A R9‑10)(ac)
(i)	Roth IRA Endorsement (Form V6851A R9-10)(ac)
(j)	Section 457 Endorsement (Form V6054 1‑98)(c)
(k)	403a Endorsement (Form V6057 10‑98)(d)

(l)	Annual Stepped Up Death Benefit Rider (Form V6063 8‑00)(a)
(m)	Guaranteed Growth Death Benefit Rider (Form V6063‑1 8‑00)(a)
(n)	Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063‑2 8‑00)(a)
(o)	Disability Rider (Form V6064 8‑00)(a)
(p)	Guaranteed Income Benefit Rider (Form V6065 8‑00)(a)
(q)	Credit Enhancement Rider (Form V6067 8‑00)(a)
(r)	Alternative Withdrawal Charge Rider (Form V6069 10‑00)(e)
(s)	Loan Endorsement Rider (Form V6066 10‑00)(g)
(t)	Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4‑01)(g)
(u)	Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4‑01)(g)
(v)	Waiver of Withdrawal Charge Rider - 5 yrs and Age 59½ (Form V6074 4‑01)(g)
(w)	Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4‑01)(g)
(x)	Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4‑01)(f)
(y)	Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4‑01)(f)
(z)	Enhanced Death Benefit Rider (Form V6078 4‑01)(f)
(aa)	Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4‑01)(f)
(ab)	DCA Plus Rider (Form V6080 4‑01)(g)
(ac)	Credit Enhancement Rider (Form V6084 11‑01)(g)
(ad)	Guaranteed Minimum Withdrawal Benefit (Form V6086 10‑03)(h)
(ae)	Total Protection (Forms V6087 10‑3)(i)
(af)	Dollar for Dollar Living Benefit Rider (Form V6094 R9‑05)(r)
(ag)	Dollar for Dollar Combination Benefit Rider (Form V6095 R9‑05)(r)
(ah)	Bonus Match Rider (Form V6093 10‑05)(q)
(ai)	Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106 6‑07)(w)
(5)	(a)	Application (Form V9001 9-05)(q)
(b)	Application (Form V9201 6-07)(ab)
(c)	Application – Unisex (Form V9001 9‑05U)(q)
(d)	Application – Unisex (Form V9201 6‑07U)(ab)
(e)	Application (Form V9601 5-12) (aq)
(f)	Application (Form V9601 5-12U) (aq)
(g)	Application (Form V9701 7‑07)(ab)
(h)	Application (Form V9701 7‑07U)(ab)
(c)	Application (Form V9496 10‑03)(m)
(d)	Application (Form V9493 11‑00)(e)
(e)	Application (Form V9201 6‑07)(w)
(f)	Application – Unisex (Form V9201 6‑07U)(w)
(6)	(a)	Composite of Articles of Incorporation of SBL(k)
(b)	Bylaws of SBL(ao)
(7)	Not Applicable
(8)	(a)	Participation Agreement – ABN AMRO (Aston)
(b)	Participation Agreement – AIM (Invesco) – Variable Insurance Funds(ai)
(c)	Participation Agreement – AllianceBernstein(ah)
(d)	Participation Agreement – ALPS (Morningstar)(ar)
(e)	Participation Agreement – American Century – Mutual Funds
(f)	Participation Agreement – American Century – Variable Insurance Funds(ae)
(g)	Participation Agreement – American Funds(aj)

(h)	Participation Agreement – Ariel(al)
(i)	Participation Agreement – Baron(v)
(j)	Participation Agreement – BlackRock – Mutual Funds(ag)
(k)	Participation Agreement – BlackRock – Variable Insurance Funds(ac)
(l)	Participation Agreement – Calamos(g)
(i)	Amendment No. 1(v)
(ii)	Amendment No. 2(aa)
(m)	Participation Agreement – Dreyfus – Mutual Funds(o)
(i)	Amendment No. 1(y)
(n)	Participation Agreement – Dreyfus – Variable Insurance Funds(ai)
(o)	Participation Agreement – Federated – Mutual Funds(ag)
(p)	Participation Agreement – Fidelity – Mutual Funds
(q)	Participation Agreement – Fidelity – Variable Insurance Funds(ao)
(r)	Participation Agreement – Franklin Templeton – Variable Insurance Funds(an)
(s)	Participation Agreement – Goldman Sachs – Mutual Funds
(t)	Participation Agreement – Invesco – Mutual Funds(al)
(u)	Participation Agreement – Investment Managers Series Trust – Mutual Funds
(v)	Participation Agreement – Ivy – Mutual Funds(ag)
(w)	Participation Agreement – Ivy- Variable Insurance Funds(ap)
(x)	Participation Agreement – Janus Aspen(ah)
(y)	Participation Agreement – Janus – Mutual Funds(al)
(z)	Participation Agreement – JPMorgan(ap)
(aa)	Participation Agreement – Legg Mason – Mutual Funds(al)
(ab)	Participation Agreement – Legg Mason – Variable Funds(ap)
(ac)	Participation Agreement – Lord Abbett(ac)
(ad)	Participation Agreement – MFS(ah)
(ae)	Participation Agreement – Morgan Stanley(ao)
(af)	Participation Agreement – Neuberger Berman – AMT Funds(au)
(ag)	Participation Agreement – Neuberger Berman – Mutual Funds
(ah)	Participation Agreement – Northern Trust(q)
(ai)	Participation Agreement – Oppenheimer – Mutual Funds(al)
(aj)	Participation Agreement – Oppenheimer – Variable Funds(ac)
(ak)	Participation Agreement – PIMCO – Mutual Funds(o)
(i)	Amendment No. 1(o)
(ii)	Amendment No. 2(v)
(al)	Participation Agreement – PIMCO – Variable Insurance Funds(af)
(am)	Participation Agreement – Pioneer – Mutual Funds(al)
(an)	Participation Agreement – Prudential – Mutual Funds(v)
(ao)	Participation Agreement - Putnam(ah)
(ap)	Participation Agreement – RidgeWorth – Mutual Funds(al)
(aq)	Participation Agreement – Royce – Capital Fund(n)
(ar)	Participation Agreement – Royce – Mutual Funds(v)
(as)	Participation Agreement – RS Partners (Victory)
(at)	Participation Agreement – Rydex – Mutual Funds(ag)
(au)	Participation Agreement – Rydex – Variable Funds(p)
(i)	Amendment No. 1(p)
(ii)	Amendment No. 2(p)
(iii)	Amendment No. 3(p)
(iv)	Amendment No. 4(p)
(v)	Amendment No. 5(p)
(vi)	Amendment No. 6(r)

(av)	Participation Agreement – SBL(aj)
(aw)	Participation Agreement – Security Funds(am)
(ax)	Participation Agreement – T. Rowe Price – Mutual Funds(ad)
(ay)	Participation Agreement – T. Rowe Price – Variable Insurance Funds(ai)
(i)	Amendment No. 1(ai)
(ii)	Amendment No. 2(ai)
(iii)	Amendment No. 3(ai)
(iv)	Amendment No. 4(ak)
(az)	Participation Agreement – Virtus
(ba)	Participation Agreement – Wells Fargo – Mutual Funds(al)
(bb)	Information Sharing Agreement – ABN AMRO (Aston)(v)
(bc)	Information Sharing Agreement – AIM (Invesco)(u)
(bd)	Information Sharing Agreement – ALPS (Ibbotson)(ai)
(be)	Information Sharing Agreement – American Century(u)
(bf)	Information Sharing Agreement – American Funds(aj)
(bg)	Information Sharing Agreement – Ariel(v)
(bh)	Information Sharing Agreement – Calamos(v)
(bi)	Information Sharing Agreement – Dreyfus(u)
(bj)	Information Sharing Agreement – Fidelity Insurance(v)
(bk)	Information Sharing Agreement – Fidelity – Mutual Funds(v)
(bl)	Information Sharing Agreement – Franklin Templeton(ai)
(bm)	Information Sharing Agreement – Goldman Sachs(v)
(bn)	Information Sharing Agreement – Janus(v)
(bo)	Information Sharing Agreement – Ivy – Mutual Funds(al)
(bp)	Information Sharing Agreement – Ivy – Variable Insurance Funds(ai)
(bq)	Information Sharing Agreement – Legg Mason(aa)
(br)	Information Sharing Agreement – MFS(u)
(bs)	Information Sharing Agreement – Neuberger Berman(u)
(bt)	Information Sharing Agreement – Northern Trust(v)
(bu)	Information Sharing Agreement – Oppenheimer(u)
(bv)	Information Sharing Agreement – PIMCO(u)
(bw)	Information Sharing Agreement – Potomac(t)
(bx)	Information Sharing Agreement – Prudential(v)
(by)	Information Sharing Agreement - Putnam(ai)
(bz)	Information Sharing Agreement – Royce(u)
(ca)	Information Sharing Agreement – Rydex(u)
(cb)	Information Sharing Agreement – Security Funds(v)
(cc)	Information Sharing Agreement – T. Rowe Price(v)
(cd)	Information Sharing Agreement – Wells Fargo(t)
(9)	Opinion of Counsel(ao)
(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Joseph Wittrock and Douglas G. Wolff (ao)
(b)	Power of Attorney of John P. Wohletz(ap)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed March 21, 1997).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1998).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1999).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed February 16, 2001).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed March 1, 2002).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed March 1, 2002).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed February 18, 2004).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑111589 (filed December 29, 2003).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2003.)
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 29, 2005).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2010).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2011).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2012).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012).
(ag)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2012).
(ah)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed December 28, 2012).
(ai)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013).
(aj)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014).
(ak)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159(filed April 30, 2013).
(al)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180(filed April 30, 2013).
(am)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30,2014).
(an)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2015).
(ao)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016).
(ap)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017).
(aq)	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2015).
(ar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2018).

Item 25.  Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Joseph W. Wittrock	Senior Vice President and Director; Chief Investment Officer
David G. Byrnes	Vice President
Jackie R. Fox	Vice President, Client Service
Albert J. Dal Porto	Vice President, Product Development and Market Research
Carmen R. Hill	Vice President, Chief Compliance Officer and Chief Privacy Officer
Cherie L. Huffman	Vice President, Investments
Susan J Lacey	Vice President and Controller
Jeanne R. Slusher	Vice President and Director of Audit
Kevin M. Watt	Vice President
Christopher D. Swickard	Vice President, Associate General Counsel and Assistant Secretary
Phon Vilayoune	Vice President, Investments
Kevin M. Watt	Vice President
John P Wohletz	Vice President and Chief Accounting Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registrant is a segregated asset account of SBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.

Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13FEG Ops, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
1801 SBE Eats, LLC	CA	50%	by YDS 1801 Eats, LLC
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
37-41 Mortimer Unit Trust	JEY	99.99%	by 37-41 Mortimer Street LLP
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 ABC License LLC	CA	100%	by 495 Geary LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
6021 Hollywood Manager, LLC	DE	100%	by SBE Restaurant Group, LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35%	by Original Narrative Library, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by A24 TV LLC

Name	Jurisdiction	Percent of Voting Securities Owned
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Aviation Capital LLC
Air Eldridge LLC	DE	100%	by Eldridge Industries, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Apocalypse Events LLC	CO	100%	by 13FEG Ops, LLC
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Arotr LLC	DE	49%	by StarVista Live LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asylum Holdings, LLC	CO	100%	by 13FEG Ops, LLC
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	56.7%	by Wanamaker Portfolio Trust, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Aviation Gin, LLC	DE	40%	by Capital Brands Spirits, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bath Road Properties Ltd.	GBR	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by dcp LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Broad and Spruce Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
C4G Holdings LLC	DE	100%	by Lifestyle Products Group LLC
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLC
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP

Name	Jurisdiction	Percent of Voting Securities Owned
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape SoHo Hotel, LLC	NY	20%	by MHG 150 Lafayette Investment LLC
Capital Brands Spirits, LLC	DE	60%	by Celebrity Brands Capital Partners, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
CBAM Business Services LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO 2017-1, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-2, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-3, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-4, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2018-5, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC
CBAM Holdings, LLC	DE	63%	by Eldridge AM Holdings, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBCP Holdings, LLC	DE	100%	by EL Funding, LLC
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celebrity Brands Capital Partners, LLC	DE	20%	by CBCP Holdings, LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
CH Funding, LLC	IRL	100%	by Security Benefit Corporation
CH Galliard (Courchevef PW) LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLC
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Security Benefit Corporation
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International LP
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI US Services GP LLC	DE	100%	by Cain International AM LP
CLC Productions, Inc.	DE	100%	by dick clark productions, inc.
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Cleo W. 3rd, LLC	DE	100%	by SBE Restaurant Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Click Records, Inc.	DE	100%	by dick clark productions, inc.
Clift Holdings LLC	DE	0%	Mgmt. by Morgans Group LLC
CLIO Awards LLC	DE	100%	by Mediabistro Holdings LLC
Colpy Limited	JEY	100%	by Dynamo PW S.a.r.l.
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CPD Funding 2016-1 LLC	DE	100%	by SL Funding, LLC
CPI Productions, Inc.	DE	100%	by dick clark productions, inc.
Craneshaw House Limited	GBR	66%	by Galliard Developments Ltd
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dark Star Media, LLC	DE	100%	by DS Funding LLC
DC Company Music, Inc.	CA	100%	by dick clark productions, inc.
dcp Corp.	DE	100%	by dcp LLC
DCP Funding LLC	DE	81.5%	by DS DCP Holdings LLC
DCP Guaranty Services, LLC	DE	100%	by dick clark productions, inc.
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by dcp Holdco I, LLC
dcp LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by dcp LLC
Dcpl investco, LLC	DE	100%	by dcp LLC
Denver Zombie Crawl Holdings, LLC	CO	100%	by 13FEG Ops, LLC
Desert Screams LLC	CO	100%	by 13FEG Ops, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dick clark productions, inc.
Dick Clark Features, Inc.	CA	100%	by dick clark productions, inc.
Dick Clark Film Group, Inc.	CA	100%	by dick clark productions, inc.
Dick Clark Kids, Inc.	DE	100%	by dick clark productions, inc.
Dick Clark Media Archives, Inc.	CA	100%	by dick clark productions, inc.
dick clark productions, inc.	DE	100%	by dcp LLC
Dick Clark Restaurants, Inc.	DE	100%	by dick clark productions, inc.
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Global LLC	DE	100%	by DCP Funding LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Holdings Global LLC
DLSV 2015-1,LLC	KS	100%	by Security Benefit Corporation
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Do It Live LLC	DE	100%	by A24 Films LLC
Dos Hermanas LLC	DE	100%	by A24 Films LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS DCP Holdings LLC	DE	100%	by Mirror Media IP Holdings, LLC
DS Funding LLC	DE	100%	by DSF Parent LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media, LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media, LLC
DS PGM Holdings LLC	DE	100%	by Mirror Media IP Holdings, LLC
DSF Parent LLC	DE	100%	by North Crescent Media, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Corporate Fundings LLC	DE	100%	by Eldridge Business Services LLC
Eldridge DK, LLC	DE	100%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge FEG Holdings	DE	100%	by Canon Portfolio Trust, LLC
Eldridge Industries, LLC	DE	65.5%	by SBT Investors, LLC
Eldridge NPC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Elliott Bay Holdings LLC	DE	98.27%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Eldridge Equipment Finance LLC
EMB 550 36, LLC	DE	100%	by FX Leasing, LLC
Epic Aero, Inc.	DE	18%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
EPRT Holdings, LLC	DE	0%	Board rights held by Stonebriar Holdings LLC
Essential Properties Realty Trust	DE	0%	Board rights held by EPRT Holdings, LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Family Secret Productions, Inc.	DE	100%	by dick clark productions, inc.
Fear Farm Holdings, LLC	CO	100%	by 13FEG Ops, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGNY 1008 6th Avenue, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 138 Montague, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 148 Madison, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 284 Seventh, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Bleecker, LLC	NY	100%	by FGNY, LLC
FGNY Broadway, LLC	NY	100%	by FGNY, LLC
FGNY Holdings, LLC	NY	100%	by Aurify Brands, LLC
FGNY Metro Tech, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Seventh Avenue, LLC	NY	100%	by FGNY, LLC
FGNY Third Avenue, LLC	NY	100%	by FGNY, LLC
FGNY W14, LLC	NY	100%	by FGNY Holdings, LLC
FGNY W34, LLC	NY	100%	by FGNY, LLC
FGNY W42, LLC	NY	100%	by FGNY, LLC
FGNY W48, LLC	NY	100%	by FGNY, LLC
FGNY W55, LLC	NY	100%	by FGNY, LLC
FGNY, LLC	NY	100%	by Aurify Brands, LLC
Fields GC, LLC	NY	56%	by Aurify Brands, LLC
Film Expo Group Holdings	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings
Film Expo Group LLC	DE	99%	by Film Expo Group Holdings
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Taco Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC
Four Six Four Aircraft ATL I LLC	DE	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft Engine LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft Issuer LLC
Four Six Four Aircraft Issuer LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	IRL	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
G6000-9796 LLC	DE	95%	by SCF Aviation Capital LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
GDL (Aylesbury) Ltd	GBR	51%	by Galliard Developments Ltd
GDL (Cheltenham) Holdings Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	GBR	100%	by GDL (Cheltenham) Holdings Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
GDL (Chiswick) LLP	GBR	66%	by Galliard Developments Ltd
GDL (Creekside) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Luton) Developments Ltd	GBR	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLC
Generate Entertainment, Inc.	DE	100%	by dcp LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by A24 Films LLC
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
Haworth Limited	JEY	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
HLAAA JV, LLC	DE	25%	by SBE/Hyde Miami, LLC
Hollywood Awards LLC	CA	100%	by dick clark productions, inc.
House of Torment LLC	TX	100%	by 13FEG Ops, LLC
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
Hyphen Hyphen LLC	DE	100%	by A24 Films LLC
I.S. U.K. Bar Company Limited	GBR	100%	by Royalton London LLC
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
ISBE Brand Owner, LLC	DE	50%	by ISBE SBE Member, LLC
ISBE SBE Member, LLC	DE	100%	by SBE Licensing, LLC
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jessica House Developments Ltd	GBR	95%	by Galliard Developments Ltd
KAL Aircraft, LLC	KS	100%	by Security Benefit Corporation
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC
KBM Holdco, LTD, LLC	VBG	100%	by SBE KBM Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
KBM Operating Company, LTD	BHS	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by dcp LLC
KitchenTek Holdings LLC	DE	50%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB DC 1212, LLC	NY	100%	by Little Beet, LLC
LB Penn, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Rosslyn, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LBT Chevy Chase, LLC	NY	100%	by LBT Chicago, LLC
LBT Chicago, LLC	NY	100%	by Little Beet Table, LLC
Lifestyle Products Group LLC	DE	50%	by Direct Holdings Global LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98%	by Aurify Brands Holdings, LLC
Louisiana DCP Productions, LLC	LA	100%	by dick clark productions, inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 17 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcpLLC	DE	50%	by dick clark productions, inc.
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Massive Noise LLC	CO	50%	by 13FEG Ops, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Melt Shop Enterprises LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96%	by Aurify Brands Holdings, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	MEX	99%	by MHG Mexico LLC
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC

Name	Jurisdiction	Percent of Voting Securities Owned
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PRI	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	40%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Mill Link Developments Limited	GBR	100%	by Galliard Developments Ltd
Ministry of a Frozen World LLC	DE	100%	by A24 Films LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by A24 Films LLC
Mirror Media IP Holdings, LLC	DE	100%	by North Crescent, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Morgans Group LLC	DE	99%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	GBR	100%	by Royalton London LLC
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans Newco Limited	GBR	100%	by Royalton Europe Holdings LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	52.4%	by dcp LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by dcp TL Funding LLC
MRC Funding Holdco II, LLC	DE	100%	by Original Narrative Library, LLC
MRC Funding Holdco LLC	DE	100%	by MRC Funding Holdco II, LLC
MRC Funding LLC	DE	100%	by MRC Funding Holdco LLC
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS 135 Fourth Avenue, LLC	NY	100%	by Melt Shop, LLC
MS Ameream, LLC	NY	100%	by Melt Shop, LLC
MS Enterprises International, LLC	NY	100%	by Melt Shop, LLC
MS KOP, LLC	NY	100%	by Melt Shop, LLC
MS MOA, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Woodbury Commons, LLC	NY	100%	by Melt Shop, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
Newco London City Limited	GBR	100%	by Morgans Hotel Group U.K. Management Limited

Name	Jurisdiction	Percent of Voting Securities Owned
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
North City Screams LLC	CO	100%	by 13FEG Ops, LLC
North Crescent Media, LLC	DE	100%	by Ridge Media Holdings, LLC
North Crescent, LLC	DE	100%	by North Crescent Media, LLC
North Woolwich Road Developments Limited	GBR	30%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Orchard Wharf Developments Ltd	GBR	50%	by Galliard Developments Ltd
Original Narrative Library, LLC	DE	100%	by North Crescent, LLC
Ozawkie LLC	KS	100%	by Security Benefit Corporation
Padfield AH, LLC	DE	100%	by SL Funding, LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pink Freud LLC	DE	100%	by A24 Films LLC
Post Its LLC	DE	100%	by A24 Films LLC
Priest Lake Haunted Woods, LLC	TN	50%	by 13FEG Ops, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Prometheus Global Media, LLC	DE	100%	by Prometheus Global Media Holdings, LLC
Queens LLC	DE	100%	by A24 Films LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Ridge Media Holdings, LLC	DE	78.52%	by Eldridge Industries, LLC
Ridge Media Holdings, LLC	DE	21.48%	by Wanamaker Portfolio Trust, LLC
Rock and Romance Cruise 17 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
Royalton UK Development Limited	GBR	100%	by Royalton London LLC
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC
SA Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Sager House (Almedia) Limited	GBR	69.4%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company

Name	Jurisdiction	Percent of Voting Securities Owned
Sarena Holdings Ltd	GBR	100%	by Galliard Developments Ltd
Sarena House LLP	GBR	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Miami Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Cleo Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1300 Hotel Parking, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG BM Employer, LTD	BHS	100%	by SBE Hotel Group, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London Limited	GBR	100%	by SC London LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by Essential Properties Realty Trust

Name	Jurisdiction	Percent of Voting Securities Owned
SCF RC Funding II LLC	DE	100%	by Essential Properties Realty Trust
SCF RC Funding III LLC	DE	100%	by Essential Properties Realty Trust
SCF RC Funding IV LLC	DE	100%	by Essential Properties Realty Trust
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Funding LLC
SCF Realty Funding LLC	DE	100%	by Essential Properties Realty Trust
SCF Realty IFH LLC	DE	100%	by Essential Properties Realty Trust
SCF Realty Servicing Company LLC	DE	99%	by SCF Realty Funding LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Funding LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by Essential Properties Realty Trust
SCFRC-HW-755 Page Boulevard-Springfield LLC	DE	100%	by Essential Properties Realty Trust
SCFRC-HW-G LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	IRL	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sensory Impact Group, LLC	DE	73%	by Note Funding 1892-2, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SLS Hotels Asia Limited	HKG	100%	by SBE Hotel Group, LLC
Slushie LLC	DE	100%	by A24 Films LLC
SN SBE Eats, LLC	DE	10%	by SBEEG Holdings, LLC
SN SBE Eats, LLC	DE	10%	by YDS 1801 Eats, LLC
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel, LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel, LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	GBR	100%	by South Audley Street LLP
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 18 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Miami, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
Stanley and Bud LLC	DE	100%	by A24 Films LLC
Starbones Ltd	GBR	80%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, Inc.	DE	100%	by dcp LLC
STL Funding, LLC	DE	100%	by EL Funding, LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	DE	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Sunset Screams LLC	CO	100%	by 13FEG Ops, LLC
Talk Later LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13FEG Ops, LLC
TG Acquisitions Limited	GBR	100%	by South Audley Street LLP
The Hollywood Reporter, LLC	DE	85%	by Prometheus Global Media, LLC
The Lovers LLC	DE	100%	by A24 Films LLC
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50%	by Sensory Impact Group, LLC
Topeka Grand Hotels, LLC	DE	37%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Tumbleweed Funding LLC	KS	100%	by Security Benefit Corporation
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	IRL	49%	by Flexjet Limited
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	60%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
Westgate House Developments Limited	GBR	50%	by Galliard Developments Ltd
Windy Screams LLC	IL	100%	by 13FEG Ops, LLC
YDS 1801 Eats, LLC	CA	100%	by SBEEG Holdings, LLC
Young Brothers LLC	DE	100%	by A24 Films LLC

SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Variable Annuity Account XI, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them.
Item 27.  Number of Contractowners
As of February 28, 2018, there were 17,943 owners of Qualified Contracts and 5,097owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.  Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.
The Articles of Incorporation include the following provision:
(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or other-wise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.  Principal Underwriter
(a)(1)	Security Distributors, LLC ("SDL"), a subsidiary of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)

Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
(a)(2)	SDL acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Tom Y Wang	Treasurer
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	Kenneth J. Rathke	Senior Vice President
	Kevin M Watt	Senior Vice President
	Michael K Reidy	Senior Vice President
	James J. Kiley	Senior Vice President, Education Markets
	Mark W. Turner	Senior Vice President, Education Markets
	Michael T Maghini	Senior Vice President
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, and Secretary

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
Donald A. Wiley	Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Yolande C Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$3,183,727[1]	$498,596[2]	$0	N/A
1 2
SBL pays commissions to selling broker-dealers through SDL.  This is the amount paid to SDL in connection with all contracts sold through the separate account.  SDL passes through to selling broker-dealers all such amounts.
A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is retained by SBL.

Item 30.  Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules there-under are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.  Management Services
All management contracts are discussed in Part A or Part B.
Item 32.  Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c‑7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 20th day of April 2018.

Security Benefit Life Insurance Company
(the Depositor)

SBL Variable Annuity Account XIV
(The Registrant)
By: *
    Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2018.

SIGNATURES AND TITLES
By: *	By: *
Michael P. Kiley, Chief Executive Officer and Director	Roger S. Offermann, Senior Vice President, Chief Actuary and Director

By: *	By: *
John P. Wohletz, Vice President and Chief Accounting Officer	Joseph Wittrock, Senior Vice President, Chief Investment Officer and Director

By: *	By: *
Barry G. Ward, Senior Vice President, Chief Financial Officer Chief Risk Officer, Treasurer, and Director	Douglas G. Wolff, President and Director

By: *	*By: CHRIS SWICKARD
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director	Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(8)	(e)	Participation Agreement – American Century – Mutual Funds
(ag)	Participation Agreement – Neuberger Berman – Mutual Funds
(az)	Participation Agreement – Virtus

(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel